UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05962

Name of Registrant: Vanguard Variable Insurance Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1: Schedule of Investments

Vanguard Vanguard High Yield Bond Portfolio

Schedule of Investments
As of March 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Security (0.2%)
	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. (Cost $1,438)	5.500%	4/1/23	1,438	1,450

Corporate Bonds (89.0%)
Finance (14.2%)
	Banking (2.2%)
	Ally Financial Inc.	8.000%	3/15/20	1,000	1,205
	Ally Financial Inc.	7.500%	9/15/20	2,080	2,481
1	Lloyds Bank plc	6.500%	9/14/20	785	895
	Royal Bank of Scotland Group plc	6.125%	12/15/22	3,515	3,674
	Royal Bank of Scotland Group plc	6.000%	12/19/23	715	732
	UBS AG	7.625%	8/17/22	2,305	2,711

	Finance Companies (9.7%)
2	Air Lease Corp.	5.625%	4/1/17	3,535	3,906
	Air Lease Corp.	4.750%	3/1/20	2,281	2,418
	CIT Group Inc.	4.250%	8/15/17	1,765	1,853
	CIT Group Inc.	5.250%	3/15/18	3,045	3,266
1	CIT Group Inc.	6.625%	4/1/18	3,005	3,351
1	CIT Group Inc.	5.500%	2/15/19	2,720	2,924
	CIT Group Inc.	3.875%	2/19/19	1,100	1,114
	CIT Group Inc.	5.375%	5/15/20	3,415	3,646
	CIT Group Inc.	5.000%	8/15/22	3,245	3,359
	Homer City Generation LP	8.734%	10/1/26	1,401	1,471
	International Lease Finance Corp.	5.750%	5/15/16	530	570
1	International Lease Finance Corp.	6.750%	9/1/16	895	1,001
	International Lease Finance Corp.	8.750%	3/15/17	1,180	1,385
	International Lease Finance Corp.	3.875%	4/15/18	1,405	1,431
1	International Lease Finance Corp.	7.125%	9/1/18	1,775	2,068
	International Lease Finance Corp.	5.875%	4/1/19	1,820	1,988
	International Lease Finance Corp.	6.250%	5/15/19	2,292	2,533
	International Lease Finance Corp.	8.250%	12/15/20	1,511	1,826
	International Lease Finance Corp.	4.625%	4/15/21	970	970
	International Lease Finance Corp.	8.625%	1/15/22	900	1,102
1	Provident Funding Associates LP / PFG
	Finance Corp.	6.750%	6/15/21	1,335	1,330
	SLM Corp.	6.250%	1/25/16	555	598
	SLM Corp.	6.000%	1/25/17	1,010	1,102
	SLM Corp.	8.450%	6/15/18	1,100	1,296
	SLM Corp.	5.500%	1/15/19	2,445	2,568
	SLM Corp.	8.000%	3/25/20	2,000	2,300
	SLM Corp.	7.250%	1/25/22	615	678
	SLM Corp.	5.500%	1/25/23	870	855

	Insurance (1.8%)
3	Hartford Financial Services Group Inc.	8.125%	6/15/38	3,145	3,688
3	ING US Inc.	5.650%	5/15/53	1,220	1,211
1	Liberty Mutual Group Inc.	7.800%	3/15/37	1,560	1,708
[1,3] MetLife Capital Trust IV		7.875%	12/15/67	1,390	1,640
[1,3] MetLife Capital Trust X		9.250%	4/8/68	1,000	1,312

	Unum Group	7.375%	6/15/32	175	191

	Other Finance (0.3%)
4	Telenet Finance Luxembourg SCA	6.375%	11/15/20	305	453
4	Telenet Finance V Luxembourg SCA	6.250%	8/15/22	250	376
4	Telenet Finance V Luxembourg SCA	6.750%	8/15/24	645	981

	Real Estate Investment Trusts (0.2%)
	Felcor Lodging LP	5.625%	3/1/23	1,315	1,335

					77,502
Industrial (68.7%)
	Basic Industry (4.1%)
[2,5] Arch Coal Inc. Bank Loan		6.250%	5/16/18	1,778	1,751
	Ashland Inc.	3.875%	4/15/18	590	611
1	Axiall Corp.	4.875%	5/15/23	230	225
	Cascades Inc.	7.750%	12/15/17	825	858
	Cascades Inc.	7.875%	1/15/20	250	268
	Celanese US Holdings LLC	6.625%	10/15/18	380	400
	Celanese US Holdings LLC	5.875%	6/15/21	305	327
	Chemtura Corp.	5.750%	7/15/21	150	156
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	200	215
	CONSOL Energy Inc.	8.000%	4/1/17	555	577
	CONSOL Energy Inc.	8.250%	4/1/20	1,165	1,264
1	Eagle Spinco Inc.	4.625%	2/15/21	415	410
	Hexion US Finance Corp.	6.625%	4/15/20	2,470	2,563
1	INEOS Finance plc	8.375%	2/15/19	1,225	1,352
1	INEOS Finance plc	7.500%	5/1/20	2,415	2,644
[1,4] INEOS Group Holdings SA		5.750%	2/15/19	890	1,255
1	INEOS Group Holdings SA	5.875%	2/15/19	1,085	1,107
	Novelis Inc.	8.375%	12/15/17	1,120	1,194
	Novelis Inc.	8.750%	12/15/20	1,575	1,758
	Peabody Energy Corp.	7.375%	11/1/16	1,930	2,157
	Peabody Energy Corp.	7.875%	11/1/26	1,000	1,028

	Capital Goods (6.7%)
1	Ardagh Packaging Finance plc	7.375%	10/15/17	870	922
1	Ardagh Packaging Finance plc	9.125%	10/15/20	880	979
1	Ashtead Capital Inc.	6.500%	7/15/22	825	897
	B/E Aerospace Inc.	6.875%	10/1/20	1,245	1,365
	B/E Aerospace Inc.	5.250%	4/1/22	1,180	1,214
1	BlueLine Rental Finance Corp.	7.000%	2/1/19	240	254
1	Building Materials Corp. of America	6.875%	8/15/18	420	441
1	Building Materials Corp. of America	6.750%	5/1/21	1,645	1,781
	Case New Holland Inc.	7.875%	12/1/17	2,660	3,119
	Clean Harbors Inc.	5.250%	8/1/20	1,279	1,317
	Clean Harbors Inc.	5.125%	6/1/21	365	371
	CNH Capital LLC	3.875%	11/1/15	490	503
	CNH Capital LLC	6.250%	11/1/16	1,675	1,838
	CNH Capital LLC	3.625%	4/15/18	1,145	1,165
	Crown Americas LLC / Crown Americas
	Capital Corp. III	6.250%	2/1/21	1,100	1,189
	HD Supply Inc.	8.125%	4/15/19	792	883
	Huntington Ingalls Industries Inc.	6.875%	3/15/18	791	854
	Huntington Ingalls Industries Inc.	7.125%	3/15/21	1,380	1,525
	Masco Corp.	5.850%	3/15/17	278	304

	Masco Corp.	6.625%	4/15/18	105	117
	Masco Corp.	7.125%	3/15/20	2,372	2,757
	Masco Corp.	5.950%	3/15/22	590	640
	Masco Corp.	7.750%	8/1/29	480	535
	Masco Corp.	6.500%	8/15/32	120	123
	Owens Corning	9.000%	6/15/19	1,370	1,706
	Owens Corning	7.000%	12/1/36	160	179
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	7.125%	4/15/19	1,905	2,019
	TransDigm Inc.	5.500%	10/15/20	1,095	1,113
	United Rentals North America Inc.	5.750%	7/15/18	1,000	1,070
	United Rentals North America Inc.	7.375%	5/15/20	1,150	1,269
	United Rentals North America Inc.	8.250%	2/1/21	65	73
	United Rentals North America Inc.	7.625%	4/15/22	1,180	1,325
	United Rentals North America Inc.	6.125%	6/15/23	390	414
	Vulcan Materials Co.	7.000%	6/15/18	1,600	1,856
	Vulcan Materials Co.	7.500%	6/15/21	60	71
	Vulcan Materials Co.	7.150%	11/30/37	220	224

	Communication (22.8%)
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	7.000%	1/15/19	911	963
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	8.125%	4/30/20	976	1,064
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	6.500%	4/30/21	275	292
1	Columbus International Inc.	7.375%	3/30/21	1,090	1,120
	CSC Holdings LLC	7.875%	2/15/18	1,090	1,259
	CSC Holdings LLC	7.625%	7/15/18	1,685	1,946
	CSC Holdings LLC	8.625%	2/15/19	895	1,070
	CSC Holdings LLC	6.750%	11/15/21	210	235
	DISH DBS Corp.	4.625%	7/15/17	1,020	1,086
	DISH DBS Corp.	7.875%	9/1/19	795	942
	DISH DBS Corp.	6.750%	6/1/21	3,230	3,622
	DISH DBS Corp.	5.875%	7/15/22	2,545	2,720
	DISH DBS Corp.	5.000%	3/15/23	675	678
1	eAccess Ltd.	8.250%	4/1/18	1,911	2,083
	Embarq Corp.	7.995%	6/1/36	720	754
1	Gannett Co. Inc.	5.125%	10/15/19	750	787
1	Gannett Co. Inc.	5.125%	7/15/20	1,995	2,052
1	Gannett Co. Inc.	6.375%	10/15/23	1,760	1,868
	Hughes Satellite Systems Corp.	6.500%	6/15/19	3,017	3,311
	IAC/InterActiveCorp	4.875%	11/30/18	640	669
	IAC/InterActiveCorp	4.750%	12/15/22	720	706
1	Inmarsat Finance plc	7.375%	12/1/17	590	612
	Intelsat Jackson Holdings SA	7.250%	4/1/19	3,625	3,897
	Intelsat Jackson Holdings SA	8.500%	11/1/19	475	509
	Intelsat Jackson Holdings SA	7.250%	10/15/20	4,165	4,519
	Intelsat Jackson Holdings SA	7.500%	4/1/21	2,205	2,420
1	Intelsat Jackson Holdings SA	5.500%	8/1/23	1,840	1,803
	Lamar Media Corp.	5.875%	2/1/22	585	622
	Lamar Media Corp.	5.000%	5/1/23	1,170	1,164
[2,5] Level 3 Financing, Inc. Bank Loan		4.000%	1/15/20	1,271	1,273
	Liberty Interactive LLC	8.500%	7/15/29	820	886
	Liberty Interactive LLC	8.250%	2/1/30	3,135	3,370
	MetroPCS Wireless Inc.	7.875%	9/1/18	1,485	1,578
	MetroPCS Wireless Inc.	6.625%	11/15/20	2,175	2,319

	National CineMedia LLC	6.000%	4/15/22	895	946
1	NBCUniversal Enterprise Inc.	5.250%	3/29/49	1,940	1,959
	Nielsen Finance LLC / Nielsen Finance Co.	7.750%	10/15/18	1,300	1,391
1	Nielsen Finance LLC / Nielsen Finance Co.	5.000%	4/15/22	1,900	1,905
	Quebecor Media Inc.	7.750%	3/15/16	765	767
	Quebecor Media Inc.	5.750%	1/15/23	2,530	2,533
	Qwest Corp.	6.875%	9/15/33	656	648
	SBA Communications Corp.	5.625%	10/1/19	1,295	1,357
	SBA Telecommunications Inc.	8.250%	8/15/19	436	462
	SBA Telecommunications Inc.	5.750%	7/15/20	440	460
1	Sirius XM Radio Inc.	4.250%	5/15/20	305	297
1	Sirius XM Radio Inc.	5.250%	8/15/22	1,285	1,324
1	Sirius XM Radio Inc.	4.625%	5/15/23	850	801
1	Softbank Corp.	4.500%	4/15/20	4,875	4,838
1	Sprint Corp.	7.250%	9/15/21	2,960	3,226
1	Sprint Corp.	7.875%	9/15/23	3,035	3,338
1	Sprint Corp.	7.125%	6/15/24	980	1,029
1	Sprint Nextel Corp.	9.000%	11/15/18	3,460	4,230
1	Sprint Nextel Corp.	7.000%	3/1/20	3,820	4,403
	Starz LLC / Starz Finance Corp.	5.000%	9/15/19	985	1,021
	T-Mobile USA Inc.	5.250%	9/1/18	420	443
	T-Mobile USA Inc.	6.464%	4/28/19	1,295	1,386
	T-Mobile USA Inc.	6.633%	4/28/21	2,665	2,862
	T-Mobile USA Inc.	6.125%	1/15/22	330	345
	T-Mobile USA Inc.	6.731%	4/28/22	1,580	1,695
	T-Mobile USA Inc.	6.836%	4/28/23	1,080	1,158
	T-Mobile USA Inc.	6.500%	1/15/24	490	513
[2,5] Tribune Company Bank Loan		4.000%	12/27/20	3,706	3,704
[1,4] Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	9/15/22	325	479
4	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	9/15/22	115	170
1	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	1/15/23	1,690	1,732
[1,4] Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.750%	1/15/23	180	269
4	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.750%	1/15/23	120	179
[1,4] Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.625%	4/15/23	460	686
[1,4] Unitymedia KabelBW GmbH		9.500%	3/15/21	250	397
4	Unitymedia KabelBW GmbH	9.500%	3/15/21	400	636
1	UPCB Finance III Ltd.	6.625%	7/1/20	2,735	2,920
1	UPCB Finance V Ltd.	7.250%	11/15/21	1,170	1,287
1	UPCB Finance VI Ltd.	6.875%	1/15/22	1,401	1,524
	Videotron Ltd.	9.125%	4/15/18	73	76
	Videotron Ltd.	5.000%	7/15/22	2,468	2,474
1	Virgin Media Secured Finance plc	5.375%	4/15/21	1,835	1,895
1	Wind Acquisition Finance SA	11.750%	7/15/17	2,045	2,152
	Windstream Holdings Inc.	7.875%	11/1/17	1,180	1,354
	Windstream Holdings Inc.	8.125%	9/1/18	645	685
	Zayo Group LLC / Zayo Capital Inc.	8.125%	1/1/20	615	677
	Zayo Group LLC / Zayo Capital Inc.	10.125%	7/1/20	1,380	1,599

	Consumer Cyclical (10.7%)
1	Activision Blizzard Inc.	5.625%	9/15/21	710	757
1	ADT Corp.	6.250%	10/15/21	1,845	1,905

	AutoNation Inc.	5.500%	2/1/20	455	495
1	Carlson Wagonlit BV	6.875%	6/15/19	2,440	2,608
	Chrysler Group LLC / CG Co-Issuer Inc.	8.000%	6/15/19	690	757
1	Chrysler Group LLC / CG Co-Issuer Inc.	8.000%	6/15/19	1,940	2,127
1	Chrysler Group LLC / CG Co-Issuer Inc.	8.250%	6/15/21	1,995	2,254
	Cinemark USA Inc.	5.125%	12/15/22	195	194
1	Continental Rubber of America Corp.	4.500%	9/15/19	1,675	1,778
	Corrections Corp. of America	4.125%	4/1/20	800	788
	Corrections Corp. of America	4.625%	5/1/23	1,115	1,075
	Dana Holding Corp.	5.375%	9/15/21	557	581
	Dana Holding Corp.	6.000%	9/15/23	80	84
1	General Motors Co.	4.875%	10/2/23	515	524
1	General Motors Co.	6.250%	10/2/43	1,095	1,183
	General Motors Financial Co. Inc.	4.750%	8/15/17	3,355	3,581
	General Motors Financial Co. Inc.	3.250%	5/15/18	440	443
	General Motors Financial Co. Inc.	6.750%	6/1/18	1,170	1,334
	General Motors Financial Co. Inc.	4.250%	5/15/23	550	541
	Hanesbrands Inc.	6.375%	12/15/20	1,056	1,159
[2,5] Hilton Worldwide Finance LLC Bank Loan		3.750%	10/26/20	2,170	2,173
[2,5] Hilton Worldwide Finance LLC Bank Loan		3.750%	10/26/20	114	114
[2,5] Hilton Worldwide Finance LLC Bank Loan		3.750%	10/26/20	914	915
[2,5] Hilton Worldwide Finance LLC Bank Loan		3.750%	10/26/20	171	172
[2,5] Ion Media Networks Bank Loan		5.000%	12/18/20	1,170	1,182
	KB Home	4.750%	5/15/19	830	837
	L Brands Inc.	8.500%	6/15/19	290	352
	L Brands Inc.	7.000%	5/1/20	580	663
	L Brands Inc.	6.625%	4/1/21	1,430	1,609
	L Brands Inc.	5.625%	2/15/22	525	555
[2,5] La Quinta Intermediate Holdings LLC		0.000%	2/24/21	1,575	1,573
	Neiman Marcus Group Inc.	7.125%	6/1/28	1,790	1,812
1	QVC Inc.	7.500%	10/1/19	2,249	2,401
1	Realogy Group LLC	7.625%	1/15/20	1,726	1,916
	Regal Entertainment Group	5.750%	6/15/23	800	808
	Regal Entertainment Group	5.750%	2/1/25	192	189
	Rite Aid Corp.	8.000%	8/15/20	750	833
	Sally Holdings LLC / Sally Capital Inc.	6.875%	11/15/19	1,486	1,623
	Sally Holdings LLC / Sally Capital Inc.	5.750%	6/1/22	640	677
	Service Corp. International	7.625%	10/1/18	940	1,085
	Service Corp. International	8.000%	11/15/21	1,225	1,416
1	Service Corp. International	5.375%	1/15/22	905	915
	Tenneco Inc.	7.750%	8/15/18	230	243
	Tenneco Inc.	6.875%	12/15/20	1,275	1,402
1	TRW Automotive Inc.	7.250%	3/15/17	1,487	1,699
1	TRW Automotive Inc.	4.500%	3/1/21	525	538
[2,5] US Foods Inc. Bank Loan		4.500%	3/31/17	1,297	1,303
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.875%	5/1/20	990	1,089
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.750%	8/15/20	1,925	2,137
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.375%	3/15/22	1,920	2,002

	Consumer Noncyclical (10.0%)
	ARAMARK Corp.	5.750%	3/15/20	1,205	1,273
	Biomet Inc.	6.500%	8/1/20	2,120	2,282
	Biomet Inc.	6.500%	10/1/20	2,305	2,455
1	Capsugel SA	7.000%	5/15/19	230	237

	CHS/Community Health Systems Inc.	5.125%	8/15/18	1,790	1,886
	CHS/Community Health Systems Inc.	7.125%	7/15/20	975	1,059
1	CHS/Community Health Systems Inc.	5.125%	8/1/21	525	539
1	CHS/Community Health Systems Inc.	6.875%	2/1/22	2,520	2,637
	Constellation Brands Inc.	7.250%	5/15/17	730	847
	DaVita HealthCare Partners Inc.	6.625%	11/1/20	1,190	1,276
1	Fresenius Medical Care US Finance II Inc.	5.625%	7/31/19	1,325	1,424
1	Fresenius Medical Care US Finance II Inc.	5.875%	1/31/22	595	631
1	Fresenius Medical Care US Finance Inc.	6.500%	9/15/18	365	408
1	Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	1,170	1,240
1	Grifols Worldwide Operations Ltd.	5.250%	4/1/22	510	523
	HCA Holdings Inc.	6.250%	2/15/21	960	1,028
	HCA Inc.	3.750%	3/15/19	590	592
	HCA Inc.	8.500%	4/15/19	2,315	2,420
	HCA Inc.	6.500%	2/15/20	4,675	5,236
	HCA Inc.	5.875%	3/15/22	1,850	1,993
	HCA Inc.	4.750%	5/1/23	2,100	2,082
	HCA Inc.	7.690%	6/15/25	130	140
1	Healthcare Technology Intermediate Inc.	7.375%	9/1/18	600	612
1	Hypermarcas SA	6.500%	4/20/21	2,020	2,183
1	IMS Health Inc.	12.500%	3/1/18	2,065	2,354
1	IMS Health Inc.	6.000%	11/1/20	670	705
[2,5] Land's End Inc. Bank Loan		0.000%	3/12/21	1,475	1,472
	LifePoint Hospitals Inc.	6.625%	10/1/20	540	586
1	MPH Acquisition Holdings LLC	6.625%	4/1/22	395	405
[2,5] MultiPlan, Inc. Bank Loan		0.000%	3/31/21	830	828
	Party City Holdings Inc.	8.875%	8/1/20	2,725	3,038
1	Salix Pharmaceuticals Ltd.	6.000%	1/15/21	2,175	2,305
	Tenet Healthcare Corp.	6.250%	11/1/18	1,500	1,656
1	Tenet Healthcare Corp.	5.000%	3/1/19	840	840
	Tenet Healthcare Corp.	4.750%	6/1/20	835	841
	Tenet Healthcare Corp.	4.500%	4/1/21	932	916
	Tenet Healthcare Corp.	4.375%	10/1/21	3,520	3,406
	Tenet Healthcare Corp.	8.125%	4/1/22	460	515
	WellCare Health Plans Inc.	5.750%	11/15/20	1,070	1,126

	Energy (4.4%)
1	Antero Resources Finance Corp.	5.375%	11/1/21	715	725
	Concho Resources Inc.	7.000%	1/15/21	1,032	1,144
	Concho Resources Inc.	6.500%	1/15/22	745	812
	Concho Resources Inc.	5.500%	10/1/22	2,540	2,642
	Denbury Resources Inc.	8.250%	2/15/20	973	1,060
	Denbury Resources Inc.	6.375%	8/15/21	330	353
	Denbury Resources Inc.	4.625%	7/15/23	910	849
	EP Energy LLC / EP Energy Finance Inc.	9.375%	5/1/20	1,947	2,249
	EP Energy LLC / Everest Acquisition Finance
	Inc.	6.875%	5/1/19	885	956
	Harvest Operations Corp.	6.875%	10/1/17	1,375	1,485
1	MEG Energy Corp.	6.375%	1/30/23	850	880
1	MEG Energy Corp.	7.000%	3/31/24	1,500	1,586
	Newfield Exploration Co.	7.125%	5/15/18	1,590	1,648
	Newfield Exploration Co.	6.875%	2/1/20	925	985
	Range Resources Corp.	6.750%	8/1/20	575	621
	Range Resources Corp.	5.750%	6/1/21	1,435	1,539
	Range Resources Corp.	5.000%	8/15/22	515	525
	Rosetta Resources Inc.	5.875%	6/1/22	1,275	1,304
1	Seadrill Ltd.	6.125%	9/15/17	2,260	2,350

	Tesoro Corp.	5.125%	4/1/24	521	518

	Other Industrial (0.6%)
	CBRE Services Inc.	5.000%	3/15/23	2,520	2,533
1	Laredo Petroleum Inc.	5.625%	1/15/22	745	754

	Technology (8.3%)
1	Audatex North America Inc.	6.000%	6/15/21	455	486
1	Audatex North America Inc.	6.125%	11/1/23	430	458
	Brocade Communications Systems Inc.	6.875%	1/15/20	356	380
	Brocade Communications Systems Inc.	4.625%	1/15/23	755	719
	CDW LLC / CDW Finance Corp.	8.000%	12/15/18	1,150	1,242
	CDW LLC / CDW Finance Corp.	8.500%	4/1/19	216	237
	Equinix Inc.	4.875%	4/1/20	280	286
	Equinix Inc.	7.000%	7/15/21	1,725	1,923
	Equinix Inc.	5.375%	4/1/23	1,215	1,239
1	First Data Corp.	7.375%	6/15/19	2,525	2,727
1	First Data Corp.	8.875%	8/15/20	621	688
1	First Data Corp.	6.750%	11/1/20	1,620	1,746
1	First Data Corp.	8.250%	1/15/21	2,460	2,663
	First Data Corp.	11.250%	1/15/21	425	482
	First Data Corp.	12.625%	1/15/21	1,175	1,398
	First Data Corp.	11.750%	8/15/21	775	813
[2,5] First Data Corp. Bank Loan		4.155%	9/24/14	1,448	1,451
	Flextronics International Ltd.	4.625%	2/15/20	800	806
	Flextronics International Ltd.	5.000%	2/15/23	1,035	1,047
1	Freescale Semiconductor Inc.	5.000%	5/15/21	1,645	1,678
1	Freescale Semiconductor Inc.	6.000%	1/15/22	700	739
[2,5] Freescale Semiconductor Inc. Bank Loan		4.250%	3/1/20	1,950	1,954
[2,5] Freescale Semiconductor Inc. Bank Loan		4.250%	3/1/20	285	286
[2,5] Freescale Semiconductor Inc. Bank Loan		4.250%	3/1/20	1	1
[2,5] Freescale Semiconductor Inc. Bank Loan		4.250%	3/1/20	630	631
2	Freescale Semiconductor Inc. Bank Loan	4.250%	3/1/20	5	5
[2,5] Infor (US) Inc. Bank Loan		3.750%	4/5/18	535	533
	Infor US Inc.	11.500%	7/15/18	1,292	1,495
	Infor US Inc.	9.375%	4/1/19	1,175	1,328
	Iron Mountain Inc.	7.750%	10/1/19	945	1,042
	Iron Mountain Inc.	8.375%	8/15/21	1,231	1,305
	Iron Mountain Inc.	5.750%	8/15/24	825	802
	NCR Corp.	4.625%	2/15/21	1,810	1,828
	NCR Corp.	5.000%	7/15/22	480	482
1	NXP BV / NXP Funding LLC	3.750%	6/1/18	1,190	1,202
1	NXP BV / NXP Funding LLC	5.750%	3/15/23	255	266
1	Sensata Technologies BV	6.500%	5/15/19	2,089	2,240
	SunGard Data Systems Inc.	7.375%	11/15/18	763	809
	SunGard Data Systems Inc.	6.625%	11/1/19	2,225	2,353
	SunGard Data Systems Inc.	7.625%	11/15/20	2,975	3,265

	Transportation (1.1%)
3	Continental Airlines 2007-1 Class B Pass
	Through Trust	6.903%	4/19/22	545	591
	Hertz Corp.	4.250%	4/1/18	270	278
	Hertz Corp.	6.750%	4/15/19	2,000	2,147
	Hertz Corp.	5.875%	10/15/20	205	219
	Hertz Corp.	7.375%	1/15/21	2,230	2,456
	Hertz Corp.	6.250%	10/15/22	135	145
					375,749

Utilities (6.1%)
Electric (2.5%)
AES Corp.	8.000%	10/15/17	153	181
AES Corp.	8.000%	6/1/20	565	668
AES Corp.	5.500%	3/15/24	2,345	2,328
1 Calpine Corp.	7.500%	2/15/21	1,646	1,794
1 Calpine Corp.	6.000%	1/15/22	500	525
1 Calpine Corp.	7.875%	1/15/23	400	447
1 Calpine Corp.	5.875%	1/15/24	285	288
DPL Inc.	6.500%	10/15/16	1,700	1,838
DPL Inc.	7.250%	10/15/21	2,840	2,932
1 EDP Finance BV	5.250%	1/14/21	1,580	1,626
1 Ipalco Enterprises Inc.	7.250%	4/1/16	340	373
IPALCO Enterprises Inc.	5.000%	5/1/18	610	645

Natural Gas (3.6%)
AmeriGas Finance LLC / AmeriGas Finance
Corp.	6.750%	5/20/20	940	1,019
AmeriGas Finance LLC / AmeriGas Finance
Corp.	7.000%	5/20/22	1,375	1,502
El Paso LLC	7.000%	6/15/17	1,475	1,668
El Paso LLC	7.250%	6/1/18	1,755	2,002
El Paso LLC	6.500%	9/15/20	1,230	1,349
El Paso LLC	7.750%	1/15/32	740	793
Energy Transfer Equity LP	7.500%	10/15/20	2,460	2,817
Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	2,343	2,437
1 Kinder Morgan Finance Co. LLC	6.000%	1/15/18	1,906	2,077
1 Kinder Morgan Inc.	5.000%	2/15/21	1,015	1,015
1 Kinder Morgan Inc.	5.625%	11/15/23	1,500	1,489
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	6.500%	8/15/21	331	358
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	6.250%	6/15/22	685	740

				32,911
Total Corporate Bonds (Cost $460,523)				486,162
			Shares
Preferred Stocks (2.0%)
Citigroup Capital XIII Pfd.	7.875%		153,750	4,259
GMAC Capital Trust I Pfd.	8.125%		136,650	3,717
Hartford Financial Services Group Inc. Pfd.	7.875%		92,000	2,724
Total Preferred Stocks (Cost $9,834)				10,700
Other (0.0%)
* MediaNews Group Inc. Warrants
Exp. 03/19/2017 (Cost $778)			2,084	21

Temporary Cash Investments (8.2%)
			Face
			Amount
			($000)
Repurchase Agreement (4.5%)
Bank of America Securities, LLC
(Dated 3/31/14, Repurchase Value
$24,400,000, collateralized by Federal
National Mortgage Assn. 2.447%-3.500%,
8/1/42-8/1/43, with a value of $24,888,000)	0.080%	4/1/14	24,400	24,400

U.S. Government and Agency Obligations (3.7%)
United States Treasury Bill	0.038%–0.045%	4/24/14	20,000	20,000
Total Temporary Cash Investments (Cost $44,399)				44,400
Total Investments (99.4%) (Cost $516,972)				542,733
Other Assets and Liabilities-Net (0.6%)				1,942
Net Assets (100%)				544,675

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the aggregate value of these securities was $147,982,000, representing 27.0% of net assets.
2 Adjustable-rate security.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Face amount denominated in Euro.
5 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At March 31,
2014, the aggregate value of these securities was $21,316,000, representing 3.9% of net assets.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Vanguard High Yield Bond Portfolio

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,450	—
Corporate Bonds	—	486,162	—
Preferred Stocks	—	10,700	—
Other	—	—	21
Temporary Cash Investments	—	44,400	—
Forward Currency Contract - Assets	—	40	—
Total	—	542,752	21

E. Forward Currency Contracts: The portfolio enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a

Vanguard High Yield Bond Portfolio

payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

		Contract Amount (000)
						Unrealized Appreciation
	Contract					(Depreciation)
Counterparty	Settlement Date		Receive		Deliver	($000)
UBSAG	3/11/14	USD	5,811	EUR	4,189	40

UBSAG—UBS AG.
EUR - Euro

F. At March 31, 2014, the cost of investment securities for tax purposes was $516,972,000. Net unrealized appreciation of investment securities for tax purposes was $25,761,000, consisting of unrealized gains of $27,336,000 on securities that had risen in value since their purchase and $1,575,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Money Market Portfolio

Schedule of Investments
As of March 31, 2014

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (36.3%)
2	Federal Home Loan Bank Discount Notes	0.110%	5/9/14	1,000	1,000
2	Federal Home Loan Bank Discount Notes	0.120%–0.140%	5/23/14	7,445	7,444
2	Federal Home Loan Bank Discount Notes	0.130%	6/3/14	10,000	9,998
2	Federal Home Loan Bank Discount Notes	0.130%	7/2/14	1,750	1,749
2	Federal Home Loan Bank Discount Notes	0.130%	7/7/14	4,000	3,999
[2,3]	Federal Home Loan Banks	0.105%	4/3/14	10,000	10,000
[2,3]	Federal Home Loan Banks	0.097%	6/6/14	8,500	8,500
[2,3]	Federal Home Loan Banks	0.095%	7/3/14	4,000	4,000
[2,3]	Federal Home Loan Banks	0.096%	8/13/14	1,700	1,700
[2,3]	Federal Home Loan Banks	0.102%	8/20/14	10,000	10,000
[2,3]	Federal Home Loan Banks	0.135%	10/1/14	2,000	2,000
[2,3]	Federal Home Loan Banks	0.100%	11/3/14	2,000	2,000
[2,3]	Federal Home Loan Banks	0.109%	2/27/15	4,000	4,000
[3,4]	Federal National Mortgage Assn.	0.137%	9/11/14	25,000	24,998
[3,4]	Federal National Mortgage Assn.	0.124%	2/27/15	25,000	24,994
[3,4]	Federal National Mortgage Assn.	0.125%	8/5/15	15,000	14,996
4	Freddie Mac Discount Notes	0.120%	4/21/14	510	510
4	Freddie Mac Discount Notes	0.130%	5/2/14	3,690	3,690
4	Freddie Mac Discount Notes	0.120%	5/20/14	5,000	4,999
4	Freddie Mac Discount Notes	0.075%	5/27/14	2,000	2,000
4	Freddie Mac Discount Notes	0.140%	6/26/14	8,000	7,997
	United States Treasury Bill	0.095%–0.096%	5/15/14	50,000	49,994
	United States Treasury Bill	0.105%–0.106%	6/5/14	10,000	9,998
	United States Treasury Bill	0.098%	6/12/14	10,000	9,998
	United States Treasury Bill	0.052%	6/19/14	5,718	5,717
	United States Treasury Bill	0.087%	6/26/14	5,000	4,999
	United States Treasury Note/Bond	1.250%	4/15/14	3,174	3,175
	United States Treasury Note/Bond	1.875%	4/30/14	5,000	5,007
	United States Treasury Note/Bond	0.250%	4/30/14	2,500	2,500
	United States Treasury Note/Bond	4.750%	5/15/14	12,478	12,548
	United States Treasury Note/Bond	1.000%	5/15/14	4,000	4,004
	United States Treasury Note/Bond	2.250%	5/31/14	21,736	21,814
	United States Treasury Note/Bond	0.250%	5/31/14	14,781	14,784
	United States Treasury Note/Bond	0.750%	6/15/14	21,000	21,027
	United States Treasury Note/Bond	2.625%	6/30/14	21,825	21,963
	United States Treasury Note/Bond	0.250%	6/30/14	13,250	13,256
	United States Treasury Note/Bond	0.625%	7/15/14	32,693	32,744
	United States Treasury Note/Bond	2.625%	7/31/14	11,725	11,824
	United States Treasury Note/Bond	0.125%	7/31/14	2,000	2,000
	United States Treasury Note/Bond	4.250%	8/15/14	28,347	28,786
	United States Treasury Note/Bond	0.500%	8/15/14	1,250	1,252
	United States Treasury Note/Bond	2.375%	8/31/14	22,000	22,203
	United States Treasury Note/Bond	0.250%	8/31/14	7,000	7,004
	United States Treasury Note/Bond	2.375%	9/30/14	4,000	4,045
	United States Treasury Note/Bond	0.250%	9/30/14	2,000	2,001
	United States Treasury Note/Bond	2.375%	10/31/14	2,000	2,026

	United States Treasury Note/Bond	2.125%	11/30/14	2,000	2,027
Total U.S. Government and Agency Obligations (Cost $467,270)					467,270
Commercial Paper (28.2%)
Bank Holding Company (0.2%)
	State Street Corp.	0.150%	6/9/14	3,000	2,999

Finance—Auto (1.7%)
	American Honda Finance Corp.	0.120%	4/8/14	500	500
	American Honda Finance Corp.	0.120%	4/10/14	750	750
	Toyota Motor Credit Corp.	0.200%	4/9/14	1,180	1,180
	Toyota Motor Credit Corp.	0.210%	4/15/14	250	250
	Toyota Motor Credit Corp.	0.210%	5/5/14	500	500
	Toyota Motor Credit Corp.	0.200%	5/6/14	2,000	1,999
	Toyota Motor Credit Corp.	0.210%	5/12/14	1,500	1,500
	Toyota Motor Credit Corp.	0.240%	6/25/14	2,000	1,999
3	Toyota Motor Credit Corp.	0.187%	7/7/14	1,000	1,000
	Toyota Motor Credit Corp.	0.200%	7/14/14	1,000	999
	Toyota Motor Credit Corp.	0.200%	7/21/14	5,000	4,997
3	Toyota Motor Credit Corp.	0.195%	10/31/14	2,000	2,000
3	Toyota Motor Credit Corp.	0.206%	12/4/14	4,000	4,000
					21,674
Finance—Other (2.7%)
5	Chariot Funding LLC	0.150%	4/8/14	500	500
	General Electric Capital Corp.	0.190%	4/2/14	3,000	3,000
	General Electric Capital Corp.	0.190%	4/4/14	2,000	2,000
	General Electric Capital Corp.	0.190%	4/8/14	2,000	2,000
	General Electric Capital Corp.	0.200%	5/6/14	3,300	3,299
	General Electric Capital Corp.	0.200%	5/8/14	2,000	2,000
	General Electric Capital Corp.	0.190%	5/19/14	1,500	1,500
	General Electric Capital Corp.	0.190%	6/2/14	2,000	1,999
	General Electric Capital Corp.	0.175%	7/11/14	750	750
	General Electric Capital Corp.	0.190%	7/14/14	6,000	5,997
5	Govco LLC	0.190%	5/15/14	2,000	1,999
5	Govco LLC	0.170%	6/16/14	2,500	2,499
5	Govco LLC	0.190%	6/23/14	2,500	2,499
5	Govco LLC	0.170%	6/25/14	2,000	1,999
5	Jupiter Securitization Co. LLC	0.150%	4/3/14	500	500
[3,5]	Old Line Funding LLC	0.194%	5/9/14	1,000	1,000
5	Old Line Funding LLC	0.150%	5/19/14	750	750
					34,291
Foreign Banks (15.2%)
[3,5]	Australia & New Zealand Banking Group, Ltd.	0.157%	5/20/14	5,000	5,000
[3,5]	Australia & New Zealand Banking Group, Ltd.	0.166%	8/13/14	2,500	2,500
[3,5]	Australia & New Zealand Banking Group, Ltd.	0.197%	8/20/14	7,500	7,500
[3,5]	Australia & New Zealand Banking Group, Ltd.	0.215%	9/16/14	1,000	1,000
[3,5]	Australia & New Zealand Banking Group, Ltd.	0.224%	2/25/15	3,000	3,000
[3,5]	Commonwealth Bank of Australia	0.155%	4/3/14	5,000	5,000
[3,5]	Commonwealth Bank of Australia	0.165%	5/6/14	8,000	8,000
[3,5]	Commonwealth Bank of Australia	0.167%	5/6/14	1,500	1,500
[3,5]	Commonwealth Bank of Australia	0.165%	5/12/14	1,500	1,500
5	Commonwealth Bank of Australia	0.170%	6/30/14	2,000	1,999
[3,5]	Commonwealth Bank of Australia	0.224%	10/24/14	500	500
[3,5]	Commonwealth Bank of Australia	0.224%	11/28/14	4,000	4,000
[3,5]	Commonwealth Bank of Australia	0.225%	12/5/14	2,000	2,000
[3,5]	Commonwealth Bank of Australia	0.224%	1/2/15	2,500	2,500

[3,5]	Commonwealth Bank of Australia	0.237%	2/6/15	2,000	2,000
[3,5]	Commonwealth Bank of Australia	0.224%	2/20/15	1,000	1,000
[3,5]	Commonwealth Bank of Australia	0.228%	3/16/15	2,000	2,000
[3,5]	Commonwealth Bank of Australia	0.224%	3/19/15	3,000	3,000
5	DNB Bank ASA	0.200%	7/7/14	4,000	3,998
[3,5]	National Australia Funding Delaware Inc.	0.175%	7/15/14	3,000	3,000
5	Nordea Bank AB	0.220%	4/17/14	5,000	4,999
5	Nordea Bank AB	0.200%	5/2/14	4,000	3,999
5	Nordea Bank AB	0.210%	5/5/14	1,000	1,000
5	Nordea Bank AB	0.190%	5/15/14	4,000	3,999
5	Nordea Bank AB	0.170%	6/5/14	1,000	1,000
5	Nordea Bank AB	0.200%	7/9/14	1,180	1,179
5	Nordea Bank AB	0.215%	8/22/14	8,000	7,993
5	Nordea Bank AB	0.210%	9/9/14	5,000	4,995
	Rabobank USA Financial Corp.	0.220%	5/8/14	5,000	4,999
	Rabobank USA Financial Corp.	0.220%	5/12/14	3,500	3,499
	Rabobank USA Financial Corp.	0.230%	7/8/14	1,000	999
5	Skandinaviska Enskilda Banken AB	0.210%	4/1/14	3,400	3,400
5	Skandinaviska Enskilda Banken AB	0.200%	4/10/14	5,000	5,000
5	Skandinaviska Enskilda Banken AB	0.170%	6/13/14	4,000	3,999
5	Skandinaviska Enskilda Banken AB	0.170%	6/20/14	5,500	5,498
5	Skandinaviska Enskilda Banken AB	0.190%	7/1/14	5,000	4,998
5	Skandinaviska Enskilda Banken AB	0.190%	7/9/14	1,500	1,499
5	Svenska HandelsBanken Inc.	0.210%	4/22/14	2,000	2,000
5	Svenska HandelsBanken Inc.	0.205%	5/6/14	3,000	2,999
5	Svenska HandelsBanken Inc.	0.205%	5/7/14	2,000	2,000
5	Svenska HandelsBanken Inc.	0.200%	5/14/14	13,090	13,087
5	Svenska HandelsBanken Inc.	0.170%	6/19/14	3,500	3,499
5	Svenska HandelsBanken Inc.	0.220%	9/26/14	4,050	4,046
	Swedbank AB	0.190%	5/9/14	3,000	2,999
	Swedbank AB	0.200%	6/16/14	1,000	1,000
	Swedbank AB	0.205%	6/18/14	2,500	2,499
	Swedbank AB	0.200%	6/19/14	900	900
	Swedbank AB	0.200%	6/23/14	1,000	1,000
	Swedbank AB	0.200%	6/24/14	1,000	999
	Swedbank AB	0.200%	6/25/14	1,000	999
	Swedbank AB	0.200%	6/30/14	2,000	1,999
	Swedbank AB	0.185%	7/10/14	2,000	1,999
	Swedbank AB	0.185%	7/11/14	2,000	1,999
	Swedbank AB	0.185%	7/14/14	2,000	1,999
	Swedbank AB	0.175%	7/16/14	3,000	2,998
	Swedbank AB	0.175%	7/17/14	4,000	3,998
	Swedbank AB	0.175%	7/18/14	2,900	2,898
[3,5]	Westpac Banking Corp.	0.206%	8/7/14	1,000	1,000
[3,5]	Westpac Banking Corp.	0.225%	9/17/14	2,000	2,000
[3,5]	Westpac Banking Corp.	0.226%	9/19/14	2,000	2,000
[3,5]	Westpac Banking Corp.	0.224%	9/22/14	8,000	8,000
[3,5]	Westpac Banking Corp.	0.226%	11/14/14	3,000	3,000
					195,969
Foreign Governments (4.1%)
5	CDP Financial Inc.	0.150%	4/14/14	1,500	1,500
5	CDP Financial Inc.	0.150%	4/21/14	5,000	4,999
5	CDP Financial Inc.	0.150%	4/29/14	500	500
5	CDP Financial Inc.	0.150%	5/14/14	500	500
5	CDP Financial Inc.	0.150%	6/11/14	1,500	1,499
5	CDP Financial Inc.	0.150%	6/16/14	5,500	5,498
5	CDP Financial Inc.	0.180%–0.190%	7/21/14	1,300	1,299

5 CDP Financial Inc.	0.200%	8/21/14	6,000	5,995
6 CPPIB Capital Inc.	0.140%	4/2/14	5,000	5,000
6 CPPIB Capital Inc.	0.140%	4/3/14	1,500	1,500
6 CPPIB Capital Inc.	0.140%	4/7/14	250	250
6 CPPIB Capital Inc.	0.140%	4/8/14	750	750
6 CPPIB Capital Inc.	0.140%	4/10/14	500	500
6 CPPIB Capital Inc.	0.140%	5/20/14	250	250
6 CPPIB Capital Inc.	0.140%	5/30/14	2,250	2,249
6 CPPIB Capital Inc.	0.140%	6/5/14	1,250	1,250
6 CPPIB Capital Inc.	0.140%	6/9/14	4,000	3,999
6 CPPIB Capital Inc.	0.140%	6/10/14	1,000	1,000
6 CPPIB Capital Inc.	0.140%	6/12/14	1,100	1,100
6 CPPIB Capital Inc.	0.140%	6/20/14	1,000	1,000
6 CPPIB Capital Inc.	0.170%	8/12/14	3,430	3,428
6 CPPIB Capital Inc.	0.180%	8/20/14	500	500
6 PSP Capital Inc.	0.140%	5/7/14	250	250
6 PSP Capital Inc.	0.200%	5/13/14	1,000	1,000
6 PSP Capital Inc.	0.200%	5/20/14	500	500
6 PSP Capital Inc.	0.200%	5/21/14	500	500
6 PSP Capital Inc.	0.200%	5/22/14	500	500
6 PSP Capital Inc.	0.140%	6/12/14	2,000	1,999
6 PSP Capital Inc.	0.140%	6/17/14	1,000	1,000
6 PSP Capital Inc.	0.140%	6/19/14	500	500
6 PSP Capital Inc.	0.250%	7/23/14	1,000	999
6 PSP Capital Inc.	0.180%	8/18/14	550	549
Queensland Treasury Corp.	0.135%	5/27/14	1,000	1,000
				53,363
Foreign Industrial (1.8%)
5 GlaxoSmithKline Finance plc	0.120%	5/16/14	3,000	2,999
5 GlaxoSmithKline Finance plc	0.120%	5/20/14	1,500	1,500
5 Nestle Capital Corp.	0.170%	7/8/14	5,000	4,998
5 Nestle Capital Corp.	0.170%	7/10/14	3,000	2,998
Nestle Finance International Ltd.	0.125%	6/9/14	5,000	4,999
Nestle Finance International Ltd.	0.170%	8/21/14	2,500	2,498
5 Reckitt Benckiser Treasury Services plc	0.120%	4/7/14	500	500
5 Reckitt Benckiser Treasury Services plc	0.120%	4/9/14	500	500
Toyota Credit Canada Inc.	0.210%	4/21/14	500	500
Toyota Credit Canada Inc.	0.230%	7/2/14	500	500
Toyota Credit Canada Inc.	0.210%	9/17/14	1,000	999
				22,991
Industrial (2.5%)
5 Emerson Electric Co.	0.120%	5/2/14	500	500
5 Emerson Electric Co.	0.120%	5/5/14	250	250
5 Emerson Electric Co.	0.130%	6/23/14	1,000	1,000
5 Emerson Electric Co.	0.130%	6/24/14	1,000	1,000
5 Procter & Gamble Co.	0.140%	6/9/14	2,000	1,999
5 Procter & Gamble Co.	0.140%	6/16/14	2,750	2,749
5 The Coca-Cola Co.	0.170%	6/9/14	1,000	1,000
5 The Coca-Cola Co.	0.180%	6/23/14	3,000	2,999
5 The Coca-Cola Co.	0.170%	7/7/14	2,250	2,249
5 The Coca-Cola Co.	0.170%	7/8/14	1,250	1,249
5 The Coca-Cola Co.	0.170%	7/9/14	1,000	999
5 The Coca-Cola Co.	0.170%	7/10/14	2,500	2,499
5 The Coca-Cola Co.	0.170%	8/4/14	500	500
5 The Coca-Cola Co.	0.170%	8/5/14	1,000	999
5 The Coca-Cola Co.	0.180%	8/14/14	1,500	1,499

5 The Coca-Cola Co.	0.180%	8/15/14	500	500
5 The Coca-Cola Co.	0.180%	8/18/14	1,500	1,499
5 The Coca-Cola Co.	0.180%	8/19/14	750	749
5 The Coca-Cola Co.	0.180%	8/20/14	500	500
5 The Coca-Cola Co.	0.180%	8/22/14	500	500
5 The Coca-Cola Co.	0.180%	9/2/14	500	500
5 The Coca-Cola Co.	0.180%	9/3/14	500	499
5 The Coca-Cola Co.	0.180%	9/4/14	2,500	2,498
5 The Coca-Cola Co.	0.180%	9/5/14	1,000	999
5 Wal-Mart Stores, Inc.	0.135%	5/19/14	2,000	2,000
				31,735
Total Commercial Paper (Cost $363,022)				363,022
Certificates of Deposit (26.9%)
Domestic Banks (4.4%)
Citibank NA	0.170%	5/19/14	2,500	2,500
Citibank NA	0.180%	6/11/14	3,000	3,000
Citibank NA	0.160%	6/17/14	8,000	8,000
Citibank NA	0.170%	6/24/14	7,000	7,000
3 Wells Fargo Bank NA	0.176%	5/6/14	4,000	4,000
3 Wells Fargo Bank NA	0.174%	5/23/14	2,500	2,500
3 Wells Fargo Bank NA	0.186%	8/18/14	5,000	5,000
3 Wells Fargo Bank NA	0.185%	9/5/14	5,000	5,000
3 Wells Fargo Bank NA	0.205%	11/5/14	2,000	2,000
3 Wells Fargo Bank NA	0.223%	1/29/15	4,500	4,500
3 Wells Fargo Bank NA	0.227%	2/11/15	5,000	5,000
3 Wells Fargo Bank NA	0.223%	2/27/15	5,000	5,000
3 Wells Fargo Bank NA	0.224%	3/24/15	3,000	3,000
				56,500
Eurodollar Certificates of Deposit (2.6%)
3 Australia & New Zealand Banking Group, Ltd.	0.176%	4/14/14	5,000	5,000
3 Australia & New Zealand Banking Group, Ltd.	0.178%	4/22/14	5,000	5,000
3 Australia & New Zealand Banking Group, Ltd.	0.165%	5/6/14	4,000	4,000
Commonwealth Bank of Australia	0.230%	5/2/14	1,000	1,000
Commonwealth Bank of Australia	0.210%	6/20/14	5,000	5,000
3 National Australia Bank Ltd.	0.198%	4/22/14	2,000	2,000
3 National Australia Bank Ltd.	0.194%	4/25/14	5,000	5,000
3 National Australia Bank Ltd.	0.185%	5/6/14	4,000	4,000
3 National Australia Bank Ltd.	0.176%	5/19/14	2,000	2,000
				33,000
Yankee Certificates of Deposit (19.9%)
3 Bank of Montreal (Chicago Branch)	0.174%	4/28/14	2,000	2,000
3 Bank of Montreal (Chicago Branch)	0.177%	5/6/14	5,000	5,000
3 Bank of Montreal (Chicago Branch)	0.174%	6/9/14	5,000	5,000
3 Bank of Montreal (Chicago Branch)	0.174%	6/10/14	6,000	6,000
Bank of Montreal (Chicago Branch)	0.180%	6/12/14	3,500	3,500
3 Bank of Montreal (Chicago Branch)	0.175%	8/5/14	6,000	6,000
3 Bank of Montreal (Chicago Branch)	0.177%	8/6/14	3,500	3,500
3 Bank of Montreal (Chicago Branch)	0.225%	9/5/14	850	850
3 Bank of Nova Scotia (Houston Branch)	0.164%	4/1/14	8,500	8,500
3 Bank of Nova Scotia (Houston Branch)	0.174%	4/22/14	2,000	2,000
3 Bank of Nova Scotia (Houston Branch)	0.167%	5/6/14	5,000	5,000
3 Bank of Nova Scotia (Houston Branch)	0.186%	5/19/14	4,000	4,000
3 Bank of Nova Scotia (Houston Branch)	0.184%	6/9/14	7,000	7,000
Bank of Nova Scotia (Houston Branch)	0.200%	6/27/14	2,750	2,750
3 Bank of Nova Scotia (Houston Branch)	0.182%	10/31/14	6,000	6,000

Credit Suisse New York	0.210%	5/2/14	6,000	6,000
Credit Suisse New York	0.200%	5/5/14	1,150	1,150
Credit Suisse New York	0.210%	5/15/14	5,000	5,000
Credit Suisse New York	0.210%	5/23/14	5,000	5,000
DNB Bank ASA (New York Branch)	0.170%	4/7/14	9,500	9,500
DNB Bank ASA (New York Branch)	0.170%	5/2/14	6,000	6,000
DNB Bank ASA (New York Branch)	0.170%	5/14/14	4,000	4,000
DNB Bank ASA (New York Branch)	0.200%	6/27/14	5,000	5,000
DNB Bank ASA (New York Branch)	0.190%	7/11/14	3,500	3,500
Lloyds TSB Bank plc (New York Branch)	0.140%	4/7/14	4,000	4,000
Lloyds TSB Bank plc (New York Branch)	0.140%	4/10/14	1,000	1,000
Lloyds TSB Bank plc (New York Branch)	0.170%	6/18/14	2,000	2,000
Nordea Bank Finland plc (New York Branch)	0.205%	9/15/14	5,000	5,000
Nordea Bank Finland plc (New York Branch)	0.210%	9/18/14	2,000	2,000
3 Rabobank Nederland (New York Branch)	0.177%	5/6/14	7,000	7,000
3 Rabobank Nederland (New York Branch)	0.185%	10/6/14	3,000	3,000
3 Rabobank Nederland (New York Branch)	0.186%	10/7/14	7,000	7,000
3 Rabobank Nederland (New York Branch)	0.186%	10/14/14	12,000	12,000
3 Royal Bank of Canada (New York Branch)	0.156%	4/7/14	750	750
3 Royal Bank of Canada (New York Branch)	0.186%	8/18/14	5,000	5,000
3 Royal Bank of Canada (New York Branch)	0.205%	11/24/14	3,000	3,000
3 Royal Bank of Canada (New York Branch)	0.235%	2/12/15	1,200	1,200
3 Royal Bank of Canada (New York Branch)	0.237%	2/20/15	1,500	1,500
3 Royal Bank of Canada (New York Branch)	0.235%	2/23/15	5,500	5,500
3 Royal Bank of Canada (New York Branch)	0.236%	3/4/15	3,000	3,000
3 Royal Bank of Canada (New York Branch)	0.235%	3/24/15	5,000	5,000
Skandinaviska Enskilda Banken (New York
Branch)	0.195%	6/2/14	2,000	2,000
Skandinaviska Enskilda Banken (New York
Branch)	0.195%	6/5/14	1,000	1,000
Skandinaviska Enskilda Banken (New York
Branch)	0.190%	6/18/14	6,000	6,000
Skandinaviska Enskilda Banken (New York
Branch)	0.260%	6/24/14	1,500	1,500
Svenska HandelsBanken (New York Branch)	0.210%	6/5/14	2,000	2,000
Svenska HandelsBanken (New York Branch)	0.220%	7/1/14	4,000	4,000
Svenska HandelsBanken (New York Branch)	0.215%	9/11/14	4,000	4,000
Svenska HandelsBanken (New York Branch)	0.225%	9/26/14	500	500
Swedbank AB (New York Branch)	0.140%	4/7/14	2,400	2,400
Swedbank AB (New York Branch)	0.143%	4/7/14	1,600	1,600
Toronto Dominion Bank (New York Branch)	0.170%	7/14/14	5,000	5,000
3 Toronto Dominion Bank (New York Branch)	0.186%	10/14/14	2,000	2,000
3 Toronto Dominion Bank (New York Branch)	0.183%	10/28/14	5,000	5,000
3 Toronto Dominion Bank (New York Branch)	0.216%	11/18/14	4,000	4,000
3 Toronto Dominion Bank (New York Branch)	0.214%	11/24/14	5,000	5,000
3 Toronto Dominion Bank (New York Branch)	0.216%	12/19/14	3,000	3,000
3 Toronto Dominion Bank (New York Branch)	0.214%	2/3/15	5,000	5,000
3 Toronto Dominion Bank (New York Branch)	0.217%	2/6/15	2,000	2,000
3 Westpac Banking Corp. (New York Branch)	0.249%	4/25/14	5,000	5,000
3 Westpac Banking Corp. (New York Branch)	0.206%	8/6/14	4,000	4,000
3 Westpac Banking Corp. (New York Branch)	0.233%	8/28/14	3,000	3,001
3 Westpac Banking Corp. (New York Branch)	0.214%	9/26/14	2,000	2,000
3 Westpac Banking Corp. (New York Branch)	0.225%	12/12/14	4,000	4,000

3	Westpac Banking Corp. (New York Branch)	0.224%	12/29/14	2,500	2,500
					256,701
Total Certificates of Deposit (Cost $346,201)					346,201
Other Notes (1.1%)
	Bank of America NA	0.190%	5/20/14	4,000	4,000
	Bank of America NA	0.190%	5/21/14	1,500	1,500
	Bank of America NA	0.210%	5/28/14	1,000	1,000
	Bank of America NA	0.190%	6/3/14	4,000	4,000
	Bank of America NA	0.190%	6/4/14	4,000	4,000
Total Other Notes (Cost $14,500)					14,500
Taxable Municipal Bonds (0.4%)
[6,7]	BlackRock Municipal Bond Trust TOB VRDO	0.150%	4/1/14	185	185
[6,7]	BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.150%	4/1/14	100	100
[6,7]	BlackRock Municipal Income Trust TOB VRDO	0.150%	4/1/14	1,650	1,650
[6,7]	BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.150%	4/1/14	150	150
[6,7]	BlackRock MuniHoldings Fund, Inc. TOB
	VRDO	0.150%	4/1/14	195	195
[6,7]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.150%	4/1/14	1,550	1,550
[6,7]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.150%	4/1/14	205	205
[6,7]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.150%	4/1/14	130	130
[6,7]	BlackRock Strategic Municipal Trust TOB
	VRDO	0.150%	4/1/14	100	100
[3,6,7]Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.220%	4/7/14	145	145
[3,6]	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.220%	4/7/14	100	100
[3,6]	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.220%	4/7/14	100	100
Total Taxable Municipal Bonds (Cost $4,610)					4,610
Tax-Exempt Municipal Bonds (0.5%)
7	California Statewide Communities
	Development Authority Multifamily Housing
	Revenue (Wilshire Court Project) VRDO	0.070%	4/7/14	100	100
7	Clark County NV Airport System Revenue
	VRDO	0.060%	4/7/14	100	100
7	Clark County NV Industrial Development
	Revenue (Southwest Gas Corp. Project)
	VRDO	0.100%	4/7/14	100	100
7	Illinois Finance Authority Revenue (Northwest
	Community Hospital) VRDO	0.060%	4/7/14	200	200
7	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (SSM
	Health System) VRDO	0.070%	4/7/14	200	200
7	New York City NY Housing Development Corp.
	Multi-Family Rental Housing Revenue (One
	Columbus Place Development) VRDO	0.070%	4/7/14	985	985
7	New York City NY Housing Development Corp.
	Multi-Family Rental Housing Revenue (West
	End Towers) VRDO	0.070%	4/7/14	200	200

7	New York State Housing Finance Agency
	Housing Revenue (70 Battery Place) VRDO	0.080%	4/7/14	100	100
7	New York State Housing Finance Agency
	Housing Revenue (East 84th Street) VRDO	0.070%	4/7/14	300	300
	Posey County IN Economic Development
	Revenue (Midwest Fertilizer Corp. Project)
	PUT	0.550%	4/10/14	2,000	2,000
7	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Scott &
	White Healthcare Project) VRDO	0.070%	4/7/14	545	545
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.060%	4/7/14	300	300
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.060%	4/7/14	500	500
7	West Virginia Hospital Finance Authority
	Hospital Revenue (Charleston Area Medical
	Center Inc.) VRDO	0.090%	4/7/14	300	300
7	Wisconsin Health & Educational Facilities
	Authority Revenue (University of Wisconsin
	Medical Foundation) VRDO	0.090%	4/7/14	200	200
Total Tax-Exempt Municipal Bonds (Cost $6,130)					6,130
Corporate Bonds (2.4%)
[3,6]	American Honda Finance Corp.	0.364%	4/8/14	3,800	3,800
[3,6,8]Commonwealth Bank of Australia		0.733%	6/25/14	2,265	2,268
3	General Electric Capital Corp.	0.870%	4/7/14	2,123	2,123
	General Electric Capital Corp.	5.900%	5/13/14	2,536	2,553
	General Electric Capital Corp.	5.500%	6/4/14	500	505
	Google Inc.	1.250%	5/19/14	2,265	2,268
	Microsoft Corp.	2.950%	6/1/14	2,802	2,815
3	Royal Bank of Canada	0.538%	4/17/14	1,000	1,000
	Royal Bank of Canada	1.450%	10/30/14	7,541	7,593
3	Royal Bank of Canada	0.473%	1/6/15	1,400	1,403
3	Toronto-Dominion Bank	0.542%	7/14/14	1,250	1,251
	Toronto-Dominion Bank	1.375%	7/14/14	2,000	2,006
3	Toyota Motor Credit Corp.	0.242%	1/14/15	1,500	1,500
Total Corporate Bonds (Cost $31,085)					31,085
Sovereign Bonds (U.S. Dollar-Denominated) (1.8%)
	Province of Ontario (Cost $23,543)	4.100%	6/16/14	23,353	23,543
				Shares
Money Market Funds (2.0%)
9	Vanguard Municipal Cash Management Fund
	(Cost $25,598)	0.069%		25,597,721	25,598
Total Investments (99.6%) (Cost $1,281,959)					1,281,959
Other Assets and Liabilities - Net (0.4%)					4,563
Net Assets (100%)					1,286,522

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At March 31,
2014, the aggregate value of these securities was $236,952,000, representing 18.4% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the aggregate value of these securities was $41,251,000, representing 3.2% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
8 Guaranteed by the Commonwealth of Australia.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

B. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral. The portfolio had no open repurchase agreements at March 31, 2014.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The portfolio's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the portfolio's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments
As of March 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (9.8%)
U.S. Government Securities (9.7%)
1,2	United States Treasury Note/Bond	0.375%	11/15/14	10,500	10,518
	United States Treasury Note/Bond	0.375%	3/15/15	19,000	19,042
	United States Treasury Note/Bond	2.500%	3/31/15	3,500	3,582
	United States Treasury Note/Bond	2.125%	5/31/15	1,300	1,329
	United States Treasury Note/Bond	0.375%	6/15/15	26,244	26,310
	United States Treasury Note/Bond	1.750%	7/31/15	4,500	4,594
	United States Treasury Note/Bond	1.250%	8/31/15	17	17
	United States Treasury Note/Bond	0.750%	1/15/17	6,250	6,242
	United States Treasury Note/Bond	0.750%	3/15/17	14,000	13,950
	United States Treasury Note/Bond	0.750%	3/31/18	1,100	1,073
	United States Treasury Note/Bond	0.625%	4/30/18	13,973	13,536
	United States Treasury Note/Bond	1.625%	3/31/19	12,500	12,439
					112,632
Conventional Mortgage-Backed Securities (0.0%)
3,4	Fannie Mae Pool	6.000%	12/1/16	27	29
3,4	Fannie Mae Pool	6.500%	9/1/16	31	32
3,4	Freddie Mac Gold Pool	6.000%	4/1/17	27	28
					89
Nonconventional Mortgage-Backed Securities (0.1%)
3,4,5 Fannie Mae Pool		2.125%	12/1/32	13	14
3,4,5 Fannie Mae Pool		2.250%	6/1/33	117	123
3,4,5 Fannie Mae Pool		2.310%	7/1/32	15	16
3,4,5 Fannie Mae Pool		2.335%	5/1/33	97	104
3,4,5 Fannie Mae Pool		2.340%	9/1/32	2	2
3,4,5 Fannie Mae Pool		2.356%	2/1/37	37	39
3,4,5 Fannie Mae Pool		2.375%	9/1/32	9	10
3,4,5 Fannie Mae Pool		2.414%	8/1/33	62	66
3,4,5 Fannie Mae Pool		2.420%	8/1/33	38	39
3,4,5 Fannie Mae Pool		2.535%	8/1/33	44	46
3,4,5 Fannie Mae Pool		2.550%	7/1/33	208	215
3,4,5 Fannie Mae Pool		2.564%	8/1/37	15	16
3,4,5 Fannie Mae Pool		2.692%	5/1/33	20	21
3,4,5 Freddie Mac Non Gold Pool		2.379%	9/1/32	9	10
3,4,5 Freddie Mac Non Gold Pool		2.474%	8/1/37	62	66
3,4,5 Freddie Mac Non Gold Pool		2.518%	9/1/32	25	26
3,4,5 Freddie Mac Non Gold Pool		2.586%	10/1/32–2/1/33	55	57
3,4,5 Freddie Mac Non Gold Pool		2.589%	8/1/33	34	36
					906
Total U.S. Government and Agency Obligations (Cost $113,656)					113,627
Asset-Backed/Commercial Mortgage-Backed Securities (18.8%)
4	Ally Auto Receivables Trust 2010-2	2.090%	5/15/15	29	29
4,6	Ally Auto Receivables Trust 2010-3	2.690%	2/15/17	500	501
4	Ally Auto Receivables Trust 2011-1	2.230%	3/15/16	430	433
4	Ally Auto Receivables Trust 2013-SN1	0.900%	5/22/17	500	500
4,6	Ally Master Owner Trust Series 2010-2	4.250%	4/15/17	65	67
4,6	Ally Master Owner Trust Series 2010-2	4.590%	4/15/17	400	412
4,5	Ally Master Owner Trust Series 2010-4	1.225%	8/15/17	1,500	1,511

4,5,6 Ally Master Owner Trust Series 2010-4		1.705%	8/15/17	990	1,000
4,5,6 Ally Master Owner Trust Series 2010-4		2.105%	8/15/17	750	761
4	Ally Master Owner Trust Series 2012-3	1.210%	6/15/17	850	855
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,050	2,042
4,5	Ally Master Owner Trust Series 2014-1	0.625%	1/15/19	250	250
4	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	450	450
4	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	270	269
4,5,6 American Express Credit Account Secured
	Note Trust 2004-2	0.825%	12/15/16	150	150
4,5	American Express Credit Account Secured
	Note Trust 2012-4	0.705%	5/15/20	700	697
4,5	American Express Issuance Trust II 2013-1	0.435%	2/15/19	3,000	2,992
4,6	Americold 2010 LLC Trust Series 2010-ART	4.954%	1/14/29	455	491
4,6	Americold 2010 LLC Trust Series 2010-ART	6.811%	1/14/29	275	316
4	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	141	141
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	80	79
4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	300	301
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	400	403
4	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	500	509
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	80	81
4	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	110	113
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	155	155
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/8/19	175	172
4	Americredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	100	100
4,5,6 Arkle Master Issuer plc Series 2010-1		1.486%	5/17/60	620	625
4,5,6 Arran Residential Mortgages Funding 2010-1
	plc	1.636%	5/16/47	349	352
4,5,6 Arran Residential Mortgages Funding 2011-1
	plc	1.686%	11/19/47	420	425
4,6	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	380	396
4,5	BA Credit Card Trust 2007-A4	0.195%	11/15/19	790	782
4,6	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	125	121
4	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	980	1,067
4	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	1,056	1,154
4	Banc of America Commercial Mortgage Trust
	2007-2	5.550%	4/10/49	827	915
4	Banc of America Commercial Mortgage Trust
	2007-2	5.601%	4/10/49	580	642
4	Banc of America Commercial Mortgage Trust
	2008-1	6.202%	2/10/51	2,075	2,306
4	Banc of America Commercial Mortgage Trust
	2008-1	6.246%	2/10/51	165	187
4	Banc of America Funding 2006-H Trust	2.807%	9/20/46	650	536
4	Bank of America Mortgage 2002-J Trust	3.566%	9/25/32	1	1
4,5,6 Bank of America Student Loan Trust 2010-1A		1.039%	2/25/43	879	883

4,5	Bank One Issuance Trust Series 2004-C2	0.955%	2/15/17	200	200
4,6	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	384	384
4	Bear Stearns ARM Trust 2006-4	2.501%	10/25/36	776	615
4	Bear Stearns ARM Trust 2007-3	2.976%	5/25/47	651	541
4	Bear Stearns Commercial Mortgage
	Securities Trust 2005-PWR9	4.943%	9/11/42	310	325
4	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	557	608
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.716%	6/11/40	555	621
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	2,973	3,299
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP28	5.710%	9/11/42	916	1,031
4,5,6 BMW Floorplan Master Owner Trust 2012-1A		0.555%	9/15/17	2,100	2,105
4,5	Brazos Higher Education Authority Inc. Series
	2005-3	0.433%	6/25/26	350	339
4,5	Brazos Higher Education Authority Inc. Series
	2010-1	1.135%	5/25/29	663	674
4,5	Brazos Higher Education Authority Inc. Series
	2011-1	1.035%	2/25/30	937	939
4,6	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	172	171
4,6	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	315	314
4	Capital Auto Receivables Asset Trust 2013-1	0.970%	1/22/18	450	447
4	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	150	148
4	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	130	126
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	315	319
4	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	545	542
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	370	368
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	330	330
4	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	290	288
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	300	302
4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	150	151
4	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	100	101
4	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	100	101
4,5	Capital One Multi-asset Execution Trust 2006-
	A11	0.245%	6/17/19	165	164
4,5	Capital One Multi-asset Execution Trust 2007-
	A1	0.205%	11/15/19	610	605
4,5	Capital One Multi-asset Execution Trust 2007-
	A2	0.235%	12/16/19	3,030	3,008
4,5	Capital One Multi-asset Execution Trust 2007-
	A5	0.195%	7/15/20	1,100	1,090
4	CarMax Auto Owner Trust 2010-2	2.040%	10/15/15	354	357
4	Carmax Auto Owner Trust 2013-3	1.910%	3/15/19	140	141
4	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	85	86
4	Carmax Auto Owner Trust 2014-1	1.690%	8/15/19	50	50
4	Carmax Auto Owner Trust 2014-1	1.930%	11/15/19	100	99
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	700	700
4,6	CFCRE Commercial Mortgage Trust 2011-C1	5.546%	4/15/44	36	40
4,6	CFCRE Commercial Mortgage Trust 2011-C2	5.560%	12/15/47	390	434
4,5	Chase Issuance Trust 2007-C1	0.615%	4/15/19	800	791
4,5	Chase Issuance Trust 2012-A10	0.415%	12/16/19	3,000	2,991
4	CHL Mortgage Pass-Through Trust 2003-
	HYB3	2.638%	11/19/33	45	44
4	CHL Mortgage Pass-Through Trust 2006-
	HYB1	2.466%	3/20/36	371	305

4	CHL Mortgage Pass-Through Trust 2007-
	HYB2	2.665%	2/25/47	423	340
4,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	100	100
4,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.280%	7/15/19	115	115
4,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.930%	8/17/20	125	127
4,6	Chrysler Capital Auto Receivables Trust 2014-
	AA	2.280%	11/15/19	240	239
4,6	CIT Equipment Collateral 2012-VT1	1.100%	8/22/16	295	296
4,6	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	485	485
4,5	Citibank Credit Card Issuance Trust 2005-C2	0.624%	3/24/17	100	100
4	Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	600	683
4,5	Citibank Credit Card Issuance Trust 2008-A7	1.532%	5/20/20	1,500	1,561
4	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	200	202
4,6	Citibank Omni Master Trust 2009-A13	5.350%	8/15/18	248	252
4,5,6 Citibank Omni Master Trust 2009-A14A		2.905%	8/15/18	1,590	1,604
4,6	Citibank Omni Master Trust 2009-A17	4.900%	11/15/18	1,693	1,739
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	150	146
4,6	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	52	52
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	115	115
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	150	145
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	800	830
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	200	211
4	Citigroup Mortgage Loan Trust 2007-AR8	2.765%	7/25/37	317	271
4,6	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	281	284
4,6	CLI Funding V LLC 2013-1A	2.830%	3/18/28	594	582
4	CNH Equipment Trust 2010-B	1.740%	1/17/17	906	907
4	CNH Equipment Trust 2010-C	1.750%	5/16/16	226	228
4	CNH Equipment Trust 2011-B	1.290%	9/15/17	800	806
4	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	579	633
4	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	1,410	1,545
4	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	900	989
4	COMM 2007-C9 Mortgage Trust	5.799%	12/10/49	590	664
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	75	74
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	100	101
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	180	173
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	260	250
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	70	67
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	712	751
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	350	362
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	170	176
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	10/10/46	610	640
4	COMM 2013-CCRE13 Mortgage Trust	4.759%	10/10/46	110	115
4	COMM 2013-CCRE13 Mortgage Trust	4.759%	10/10/46	200	203
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	535	541
4	COMM 2013-CCRE9 Mortgage Trust	4.237%	7/10/45	470	500
4,6	COMM 2013-CCRE9 Mortgage Trust	4.261%	7/10/45	250	261
4	COMM 2013-CCRE9 Mortgage Trust	2.972%	8/10/46	550	566
4	COMM 2013-CCRE9 Mortgage Trust	3.795%	8/10/46	250	261

4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	760	784
4,6	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	250	261
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	275	289
4,6	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	435	459
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	100	96
4,6	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	110	105
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	180	186
4	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	130	135
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	240	254
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	300	307
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	250	262
4	COMM 2014-CCRE15 Mortgage Trust	4.719%	2/10/47	150	158
4	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	250	264
4	Commercial Mortgage Trust 2006-GG7	5.820%	7/10/38	342	371
6	Commonwealth Bank of Australia	2.250%	3/16/17	1,050	1,080
6	Commonwealth Bank of Australia	1.875%	12/11/18	740	733
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.792%	6/15/38	539	582
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.361%	2/15/40	499	547
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	5.978%	2/15/41	1,315	1,444
4,6	Cronos Containers Program Ltd. 2012-2A	3.810%	9/18/27	383	386
4,5	Discover Card Execution Note Trust 2012-A4	0.525%	11/15/19	1,120	1,124
4	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	2,700	2,613
4,5	Discover Card Execution Note Trust 2013-A1	0.455%	8/17/20	1,900	1,893
6	DNB Boligkreditt AS	1.450%	3/21/18	420	416
4,6	Enterprise Fleet Financing LLC Series 2011-2	1.900%	10/20/16	268	269
4,6	Enterprise Fleet Financing LLC Series 2011-3	2.100%	5/20/17	331	334
4,6	Enterprise Fleet Financing LLC Series 2012-2	0.720%	4/20/18	522	522
4,6	Enterprise Fleet Financing LLC Series 2012-2	0.930%	4/20/18	250	250
4	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.046%	11/25/36	296	250
4	First Horizon Mortgage Pass-Through Trust
	2006-AR4	2.548%	1/25/37	684	553
4,6	Ford Credit Auto Lease Trust 2012-B	1.100%	12/15/15	250	251
4	Ford Credit Auto Lease Trust 2013-A	0.780%	4/15/16	200	200
4	Ford Credit Auto Lease Trust 2013-A	1.010%	5/15/16	450	451
4	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	350	350
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	540	539
4	Ford Credit Auto Owner Trust 2010-A	2.930%	11/15/15	150	152
4	Ford Credit Auto Owner Trust 2010-A	3.220%	3/15/16	150	153
4	Ford Credit Auto Owner Trust 2013-A	1.150%	7/15/18	200	199
4	Ford Credit Auto Owner Trust 2013-A	1.360%	10/15/18	100	100
4	Ford Credit Auto Owner Trust 2013-B	1.110%	10/15/18	160	160
4	Ford Credit Auto Owner Trust 2013-B	1.320%	1/15/19	70	70
4	Ford Credit Auto Owner Trust 2013-B	1.820%	11/15/19	60	60
4	Ford Credit Auto Owner Trust 2013-C	1.680%	11/15/18	100	101
4	Ford Credit Auto Owner Trust 2013-C	1.910%	3/15/19	100	101
4	Ford Credit Auto Owner Trust 2013-C	2.500%	1/15/20	100	103
4	Ford Credit Auto Owner Trust 2013-D	1.540%	3/15/19	300	298
4	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	310	306
4,6	Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.990%	2/15/17	530	546
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	700	713
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-4	0.940%	9/15/16	300	300

4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-4	1.390%	9/15/16	700	701
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	2,700	2,672
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	200	199
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	200	199
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	640	644
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	240	240
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-3	1.740%	6/15/17	180	181
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	150	148
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	150	148
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	60	60
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	200	199
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	2.310%	2/15/21	100	100
4,5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.655%	2/15/21	130	130
4,6	FRS I LLC 2013-1A	1.800%	4/15/43	154	153
4,6	FRS I LLC 2013-1A	3.080%	4/15/43	505	499
4,5	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.155%	5/15/19	1,200	1,201
4	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	2,000	1,990
4	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	1,560	1,538
4,5	GE Dealer Floorplan Master Note Trust Series
	2012-1	0.727%	2/20/17	215	215
4,5	GE Dealer Floorplan Master Note Trust Series
	2012-2	0.907%	4/22/19	900	908
4,5	GE Dealer Floorplan Master Note Trust Series
	2012-4	0.597%	10/20/17	600	600
4	GMACM Mortgage Loan Trust 2005-AR6	2.925%	11/19/35	129	125
4,6	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	2,200	2,230
4,5,6 Golden Credit Card Trust 2012-3A		0.605%	7/17/17	1,400	1,403
4,5,6 Golden Credit Card Trust 2013-1A		0.405%	2/15/18	1,000	1,000
4,5	Granite Master Issuer plc Series 2007-1	0.297%	12/20/54	143	141
4,5	Granite Master Issuer plc Series 2007-2	0.235%	12/17/54	48	47
4,6	Great America Leasing Receivables 2011-1	2.340%	4/15/16	230	230
4,6	Great America Leasing Receivables 2013-1	1.160%	5/15/18	300	300
4	GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	667	712
4,6	GS Mortgage Securities Trust 2010-C2	5.225%	12/10/43	100	108
4,6	GS Mortgage Securities Trust 2011-GC3	5.544%	3/10/44	70	77
4,6	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	595	597
4,6	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	655	623
4,6	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	25	27
4	GS Mortgage Securities Trust 2013-GC13	4.039%	7/10/46	525	550
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	375	364
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	200	194
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	470	486

4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	200	210
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	1,000	1,054
4	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	200	199
4,6	Hertz Vehicle Financing LLC 2009-2A	5.290%	3/25/16	620	639
4,6	Hertz Vehicle Financing LLC 2010-1A	3.740%	2/25/17	1,250	1,309
4,6	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	1,000	1,050
4,6	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	2,000	1,986
4,6	Hilton USA Trust 2013-HLT	2.662%	11/5/30	380	381
4,6	Hilton USA Trust 2013-HLT	3.367%	11/5/30	395	400
4,6	Hilton USA Trust 2013-HLT	3.714%	11/5/30	180	182
4,5,6 Holmes Master Issuer plc 2011-3A		1.789%	10/15/54	222	224
4,6	Hyundai Auto Lease Securitization Trust
	2013-A	0.770%	10/17/16	250	249
4,6	Hyundai Auto Lease Securitization Trust
	2014-A	1.300%	7/16/18	200	200
4	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	200	203
4	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	160	160
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	250	249
4	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	150	152
4	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	130	133
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	200	203
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	140	142
4,5,6 Hyundai Floorplan Master Owner Trust Series
	2013-1	0.505%	5/15/18	300	301
4,5,6 Hyundai Floorplan Master Owner Trust Series
	2013-1	0.805%	5/15/18	150	150
4,6	Icon Brands Holdings LLC 2012-1	4.229%	1/25/43	465	464
5	Illinois Student Assistance Commission Series
	2010-1	1.289%	4/25/22	635	644
4,5,6 Invitation Homes 2013-SFR1 Trust		1.400%	12/17/30	587	587
4,6	Irvine Core Office Trust 2013-IRV	3.174%	5/15/48	350	340
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	980	1,057
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	5.845%	4/15/45	890	974
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	120	132
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	1,045	1,165
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	903	996
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP11	5.800%	6/15/49	312	313
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	708	795
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	120	130
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	75	79
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	70	74
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.509%	11/15/43	150	166
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.509%	11/15/43	170	185
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	440	477

4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	625	686
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	70	76
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.331%	8/15/46	100	113
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	300	301
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	100	96
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	100	99
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	650	684
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	150	147
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	740	709
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	340	353
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	280	290
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	300	315
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	400	425
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.944%	12/15/46	550	585
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.009%	12/15/46	270	279
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	115	115
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	275	265
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	420	426
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.027%	7/15/45	180	186
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	280	289
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	360	377
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	640	659
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	100	104
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.131%	11/15/45	800	835
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	430	453
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.082%	11/15/45	340	355
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	410	429
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	450	466
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	300	311

4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.809%	2/15/47	300	313
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.809%	2/15/47	150	152
5	Kentucky Higher Education Student Loan
	Corp. 2013-2	0.755%	9/1/28	343	342
4,5,6 Kildare Securities Ltd. 2007-1A		0.355%	12/10/43	181	180
4,5,6 Lanark Master Issuer plc 2012-2A		1.636%	12/22/54	679	689
4,5,6 Lanark Master Issuer plc 2013-1A		0.736%	12/22/54	340	340
4	LB-UBS Commercial Mortgage Trust 2006-C3	5.641%	3/15/39	1,466	1,583
4	LB-UBS Commercial Mortgage Trust 2006-C4	5.833%	6/15/38	265	287
4	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	784	855
4	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	235	256
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	755	845
4,6	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	330	331
4,6	Madison Avenue Trust 2013-650M	3.843%	10/12/32	295	307
4,6	Master Credit Card Trust 2012-2A	1.970%	4/21/17	100	100
4,6	Master Credit Card Trust 2013-3A	2.280%	1/22/18	100	100
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	2.262%	4/25/34	46	44
4,5	MBNA Credit Card Master Note Trust 2004-
	A3	0.415%	8/16/21	455	450
4,5	MBNA Credit Card Master Note Trust 2004-
	C2	1.055%	11/15/16	1,050	1,051
4,6	Mercedes-Benz Master Owner Trust 2012-A	0.790%	11/15/17	1,300	1,300
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	1.834%	2/25/33	70	65
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	2.640%	7/25/33	21	22
4	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	237	259
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	266	297
4	ML-CFC Commercial Mortgage Trust 2006-2	5.866%	6/12/46	651	712
4	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	164	164
4,6	MMAF Equipment Finance LLC 2009-A	3.510%	1/15/30	257	261
4,6	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	625	635
4,6	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	700	730
4,6	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	370	374
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	150	147
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	50	50
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	140	134
4,6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-CKSV	3.277%	10/15/30	525	498
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.083%	7/15/46	600	623
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	500	517
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.219%	8/15/46	890	939
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	190	199
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	2.918%	2/15/46	130	124
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	3.214%	2/15/46	60	58

4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C9	3.102%	5/15/46	210	203
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	450	465
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	450	468
4	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	1,698	1,856
4	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	820	895
4	Morgan Stanley Capital I Trust 2007-IQ15	5.908%	6/11/49	862	960
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	1,793	1,971
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	75	75
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	60	61
4,6	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	405	394
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	2.185%	6/25/36	298	272
4,6	Motor 2012 plc	1.286%	2/25/20	266	267
6	National Australia Bank Ltd.	2.000%	6/20/17	800	813
4,5,6 Navistar Financial Dealer Note Master Owner
	Trust Series 2013-1	0.824%	1/25/18	700	701
4	Nissan Auto Lease Trust 2013-A	0.740%	10/15/18	250	249
4,5	Nissan Master Owner Trust Receivables
	Series 2012-A	0.625%	5/15/17	700	701
4,5	Nissan Master Owner Trust Receivables
	Series 2013-A	0.455%	2/15/18	1,000	999
6	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	600	593
5	North Carolina State Education Assistance
	Authority 2011-1	1.139%	1/26/26	685	689
4,5	North Carolina State Education Assistance
	Authority 2011-2	1.039%	7/25/25	130	130
4,6	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	225	245
4,5,6 PFS Financing Corp. 2014-AA		0.755%	2/15/19	100	100
4,6	Rental Car Finance Corp. 2011-1A	2.510%	2/25/16	2,400	2,429
4	RFMSI Series 2006-SA2 Trust	3.612%	8/25/36	611	535
4	RFMSI Series 2006-SA3 Trust	3.682%	9/25/36	195	158
4	Royal Bank of Canada	1.200%	9/19/18	475	471
4	Santander Drive Auto Receivables Trust
	2013-1	1.760%	1/15/19	120	120
4	Santander Drive Auto Receivables Trust
	2013-2	1.330%	3/15/18	150	151
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	600	606
4	Santander Drive Auto Receivables Trust
	2013-4	1.590%	10/15/18	290	290
4	Santander Drive Auto Receivables Trust
	2013-4	2.360%	4/15/20	270	273
4	Santander Drive Auto Receivables Trust
	2013-5	1.550%	10/15/18	620	620
4	Santander Drive Auto Receivables Trust
	2013-5	2.250%	6/17/19	430	433
4,5,6 Silverstone Master Issuer plc 2010-1A		1.736%	1/21/55	790	803
4,5	SLM Student Loan Trust 2005-5	0.339%	4/25/25	1,629	1,621
4,5	SLM Student Loan Trust 2005-9	0.359%	1/27/25	1,033	1,023
4,5	SLM Student Loan Trust 2006-5	0.349%	1/25/27	500	494
4,5	SLM Student Loan Trust 2006-6	0.349%	10/27/25	800	779
4,5	SLM Student Loan Trust 2007-1	0.329%	1/26/26	1,575	1,516
4,5,6 SLM Student Loan Trust 2011-A		1.155%	10/15/24	289	290
4,6	SLM Student Loan Trust 2011-A	4.370%	4/17/28	300	320
4,6	SLM Student Loan Trust 2011-B	3.740%	2/15/29	1,400	1,480

4,5,6 SLM Student Loan Trust 2011-C		1.555%	12/15/23	388	391
4,6	SLM Student Loan Trust 2011-C	4.540%	10/17/44	637	687
4,5	SLM Student Loan Trust 2012-6	0.434%	9/25/19	875	874
4,5,6 SLM Student Loan Trust 2012-B		1.255%	12/15/21	180	181
4,6	SLM Student Loan Trust 2012-B	3.480%	10/15/30	450	469
4,5,6 SLM Student Loan Trust 2012-E		0.905%	10/16/23	458	459
4,5,6 SLM Student Loan Trust 2013-1		1.205%	5/17/27	600	591
4,6	SLM Student Loan Trust 2013-1	2.500%	3/15/47	200	189
4,5	SLM Student Loan Trust 2013-6	0.804%	6/26/28	800	803
4,6	SLM Student Loan Trust 2013-B	1.850%	6/17/30	250	244
4,6	SLM Student Loan Trust 2013-B	3.000%	5/16/44	300	287
4,6	SLM Student Loan Trust 2013-C	3.500%	6/15/44	140	137
4,5	SLM Student Loan Trust 2014-1	0.754%	2/26/29	250	253
4,6	SLM Student Loan Trust 2014-A	2.590%	1/15/26	100	100
4,6	SLM Student Loan Trust 2014-A	3.500%	11/15/44	100	95
4,6	SMART ABS Series 2011-1US Trust	2.520%	11/14/16	502	506
4,6	SMART ABS Series 2011-2US Trust	2.310%	4/14/17	1,149	1,163
4	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	600	601
4	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	200	199
4	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	450	447
4,6	Sonic Capital LLC 2011-1A	5.438%	5/20/41	326	347
4,5	South Carolina Student Loan Corp. Revenue
	2010-1	1.239%	7/25/25	650	655
6	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	150	146
4,6	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	560	539
6	Stadshypotek AB	1.250%	5/23/18	255	249
6	Swedbank Hypotek AB	1.375%	3/28/18	345	339
4,6	Textainer Marine Containers Ltd. 2011-1A	4.700%	6/15/26	290	291
4,5,6 Trade Maps_2013-1A		0.854%	12/10/18	720	721
4,5,6 Trade Maps_2013-1A		1.404%	12/10/18	135	136
4,5,6 Trade Maps_2013-1A		2.404%	12/10/18	75	76
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	30	31
4,6	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	595	587
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	220	210
4,6	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	250	240
4,6	VNO 2013-PENN Mortgage Trust	3.808%	12/13/29	270	282
4,6	VNO 2013-PENN Mortgage Trust	3.947%	12/13/29	80	82
4,6	VNO 2013-PENN Mortgage Trust	3.947%	12/13/29	60	61
4,6	Volvo Financial Equipment LLC Series 2012-1	2.380%	9/16/19	150	152
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	225	242
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.559%	10/15/48	899	984
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	1,027	1,117
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	860	942
4	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C33	5.953%	2/15/51	1,042	1,142
4	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C34	5.569%	5/15/46	353	355
4	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18	2.496%	1/25/33	18	19
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7	2.299%	8/25/33	27	27
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9	2.419%	9/25/33	33	34

4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	455	440
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	39
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	185	195
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	300	316
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.304%	7/15/46	110	115
4	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	2.621%	10/25/36	553	527
6	Westpac Banking Corp.	1.850%	11/26/18	675	671
4,6	Westpac Banking Corp.	1.250%	12/14/18	400	396
4,6	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	270	289
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	215	206
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	270	272
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	135	139
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	100	97
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	340	327
4	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	70	69
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	50	49
4	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	170	176
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	480	501
4	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	350	374
4	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	85	87
4	WFRBS Commercial Mortgage Trust 2013-
	C17	4.023%	12/15/46	230	239
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.027%	12/15/46	215	223
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	160	166
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	605	632
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.676%	12/15/46	140	146
4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	330	340
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	500	517
4	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	470	462
4,5,6 World Omni Master Owner Trust 2013-1		0.505%	2/15/18	450	451
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $216,816)					217,554
Corporate Bonds (60.1%)
Finance (25.6%)
	Banking (19.8%)
	Abbey National Treasury Services plc	4.000%	4/27/16	845	897
	Abbey National Treasury Services plc	1.375%	3/13/17	1,275	1,275
	Abbey National Treasury Services plc	3.050%	8/23/18	1,455	1,500
7	Abbey National Treasury Services plc	2.000%	1/14/19	345	481

6 ABN AMRO Bank NV	2.500%	10/30/18	765	761
American Express Centurion Bank	6.000%	9/13/17	1,200	1,377
American Express Co.	6.150%	8/28/17	350	403
American Express Co.	7.000%	3/19/18	535	636
American Express Credit Corp.	2.750%	9/15/15	1,126	1,161
American Express Credit Corp.	2.800%	9/19/16	1,230	1,284
American Express Credit Corp.	2.375%	3/24/17	790	818
American Express Credit Corp.	2.125%	3/18/19	575	573
Amsouth Bank	5.200%	4/1/15	230	239
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	500	502
6 Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	900	940
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	1,100	1,113
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	400	390
6 Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	735	728
Australia & New Zealand Banking Group, Ltd.	1.250%	1/10/17	450	451
6 Banco Votorantim SA	5.250%	2/11/16	280	289
Bancolombia SA	4.250%	1/12/16	180	188
Bank of America Corp.	4.500%	4/1/15	1,675	1,738
Bank of America Corp.	3.700%	9/1/15	100	104
Bank of America Corp.	1.500%	10/9/15	635	641
Bank of America Corp.	3.625%	3/17/16	725	761
Bank of America Corp.	3.750%	7/12/16	150	159
Bank of America Corp.	6.500%	8/1/16	1,560	1,747
Bank of America Corp.	5.420%	3/15/17	485	534
Bank of America Corp.	6.000%	9/1/17	640	726
Bank of America Corp.	5.750%	12/1/17	860	973
Bank of America Corp.	2.000%	1/11/18	610	608
Bank of America Corp.	5.650%	5/1/18	320	362
Bank of America Corp.	2.600%	1/15/19	1,460	1,465
Bank of America Corp.	2.650%	4/1/19	340	341
Bank of America NA	1.125%	11/14/16	1,900	1,895
Bank of America NA	1.250%	2/14/17	500	498
Bank of America NA	5.300%	3/15/17	240	264
Bank of America NA	6.100%	6/15/17	160	180
Bank of Montreal	2.500%	1/11/17	440	456
Bank of Montreal	1.400%	9/11/17	885	881
Bank of Montreal	1.450%	4/9/18	435	428
Bank of New York Mellon Corp.	4.950%	3/15/15	1,055	1,101
Bank of New York Mellon Corp.	2.300%	7/28/16	750	776
Bank of New York Mellon Corp.	2.400%	1/17/17	710	734
Bank of Nova Scotia	2.050%	10/7/15	212	217
Bank of Nova Scotia	0.750%	10/9/15	740	743
Bank of Nova Scotia	2.900%	3/29/16	1,115	1,163
Bank of Nova Scotia	1.375%	7/15/16	960	971
Bank of Nova Scotia	2.550%	1/12/17	1,707	1,767
Bank of Nova Scotia	1.375%	12/18/17	720	714
Bank of Nova Scotia	2.050%	10/30/18	2,180	2,173
6 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/10/19	250	249
Bank One Corp.	4.900%	4/30/15	385	402
6 Banque Federative du Credit Mutuel SA	2.500%	10/29/18	710	710
6 Banque Federative du Credit Mutuel SA	2.750%	1/22/19	835	839
Barclays Bank plc	2.750%	2/23/15	545	554
Barclays Bank plc	5.000%	9/22/16	405	444
Barclays Bank plc	2.500%	2/20/19	1,090	1,095
BB&T Corp.	5.200%	12/23/15	520	557
BB&T Corp.	3.200%	3/15/16	1,086	1,135
BB&T Corp.	2.150%	3/22/17	1,360	1,390
BB&T Corp.	4.900%	6/30/17	250	274

	BB&T Corp.	1.600%	8/15/17	540	542
	BB&T Corp.	2.050%	6/19/18	430	430
	BBVA US Senior SAU	4.664%	10/9/15	3,120	3,279
	Bear Stearns Cos. LLC	5.300%	10/30/15	585	626
	Bear Stearns Cos. LLC	5.550%	1/22/17	550	610
	Bear Stearns Cos. LLC	6.400%	10/2/17	585	675
	Bear Stearns Cos. LLC	7.250%	2/1/18	460	548
	BNP Paribas SA	3.600%	2/23/16	2,170	2,279
	BNP Paribas SA	1.375%	3/17/17	1,100	1,100
	BNP Paribas SA	2.375%	9/14/17	1,010	1,034
	BNP Paribas SA	2.700%	8/20/18	1,470	1,500
	BNP Paribas SA	2.400%	12/12/18	1,275	1,275
	BNP Paribas SA	2.450%	3/17/19	2,250	2,255
	BNY Mellon NA	4.750%	12/15/14	470	484
	BPCE SA	2.500%	12/10/18	1,830	1,838
	Branch Banking & Trust Co.	5.625%	9/15/16	240	266
	Branch Banking & Trust Co.	1.000%	4/3/17	600	595
	Canadian Imperial Bank of Commerce	1.350%	7/18/16	540	546
	Canadian Imperial Bank of Commerce	1.550%	1/23/18	630	623
	Capital One Bank USA NA	1.150%	11/21/16	280	280
	Capital One Bank USA NA	1.200%	2/13/17	250	249
	Capital One Bank USA NA	2.150%	11/21/18	350	348
	Capital One Bank USA NA	2.250%	2/13/19	580	576
	Capital One Financial Corp.	2.150%	3/23/15	675	685
	Capital One Financial Corp.	6.150%	9/1/16	105	117
	Capital One NA	1.500%	3/22/18	1,405	1,375
	Citigroup Inc.	6.375%	8/12/14	153	156
	Citigroup Inc.	5.000%	9/15/14	495	505
	Citigroup Inc.	5.500%	10/15/14	167	172
	Citigroup Inc.	6.010%	1/15/15	474	494
	Citigroup Inc.	4.875%	5/7/15	151	157
	Citigroup Inc.	4.700%	5/29/15	475	496
	Citigroup Inc.	4.587%	12/15/15	300	319
	Citigroup Inc.	5.300%	1/7/16	185	199
	Citigroup Inc.	1.250%	1/15/16	765	768
	Citigroup Inc.	1.300%	4/1/16	330	331
	Citigroup Inc.	3.953%	6/15/16	2,469	2,617
	Citigroup Inc.	5.850%	8/2/16	335	370
	Citigroup Inc.	4.450%	1/10/17	615	663
	Citigroup Inc.	6.125%	11/21/17	1,346	1,540
	Citigroup Inc.	1.750%	5/1/18	720	708
	Citigroup Inc.	2.500%	9/26/18	2,190	2,204
4,6,8 Colonial BancGroup Inc.		7.114%	5/29/49	560	—
	Comerica Bank	5.700%	6/1/14	470	474
	Comerica Bank	5.750%	11/21/16	425	477
	Comerica Bank	5.200%	8/22/17	175	194
	Commonwealth Bank of Australia	1.250%	9/18/15	850	859
6	Commonwealth Bank of Australia	3.250%	3/17/16	700	731
	Commonwealth Bank of Australia	1.125%	3/13/17	250	249
	Commonwealth Bank of Australia	1.900%	9/18/17	470	476
	Commonwealth Bank of Australia	2.500%	9/20/18	1,135	1,153
	Commonwealth Bank of Australia	2.250%	3/13/19	885	880
7	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.250%	1/16/17	1,000	1,502
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/19	2,270	2,264
	Countrywide Financial Corp.	6.250%	5/15/16	945	1,040
7	Coventry Building Society	2.250%	12/4/17	650	923

Credit Suisse	3.500%	3/23/15	1,004	1,034
Credit Suisse USA Inc.	4.875%	1/15/15	367	380
Credit Suisse USA Inc.	5.125%	8/15/15	1,125	1,193
Credit Suisse USA Inc.	5.375%	3/2/16	275	299
6 Danske Bank A/S	3.875%	4/14/16	525	554
Deutsche Bank AG	3.875%	8/18/14	206	209
Deutsche Bank AG	3.250%	1/11/16	923	962
Deutsche Bank AG	1.400%	2/13/17	750	751
Deutsche Bank AG	6.000%	9/1/17	2,245	2,558
Deutsche Bank AG	2.500%	2/13/19	1,160	1,164
Deutsche Bank Financial LLC	5.375%	3/2/15	250	260
Fifth Third Bank	0.900%	2/26/16	605	606
Fifth Third Bank	1.450%	2/28/18	530	522
First Horizon National Corp.	5.375%	12/15/15	840	894
Goldman Sachs Group Inc.	5.000%	10/1/14	425	435
Goldman Sachs Group Inc.	5.125%	1/15/15	1,105	1,144
Goldman Sachs Group Inc.	3.700%	8/1/15	1,260	1,308
Goldman Sachs Group Inc.	5.350%	1/15/16	879	946
Goldman Sachs Group Inc.	3.625%	2/7/16	455	476
Goldman Sachs Group Inc.	5.625%	1/15/17	885	977
9 Goldman Sachs Group Inc.	6.125%	5/14/17	421	769
Goldman Sachs Group Inc.	6.250%	9/1/17	1,393	1,590
Goldman Sachs Group Inc.	5.950%	1/18/18	1,330	1,509
Goldman Sachs Group Inc.	2.375%	1/22/18	620	624
Goldman Sachs Group Inc.	6.150%	4/1/18	645	737
Goldman Sachs Group Inc.	2.900%	7/19/18	350	357
Goldman Sachs Group Inc.	2.625%	1/31/19	3,400	3,390
6 HBOS plc	6.750%	5/21/18	355	403
6 HSBC Bank plc	1.500%	5/15/18	535	524
HSBC Bank USA NA	6.000%	8/9/17	290	327
HSBC USA Inc.	2.375%	2/13/15	2,210	2,248
HSBC USA Inc.	1.625%	1/16/18	1,545	1,534
HSBC USA Inc.	2.625%	9/24/18	755	773
HSBC USA Inc.	5.000%	9/27/20	185	201
Huntington Bancshares Inc.	2.600%	8/2/18	1,045	1,054
Huntington National Bank	1.300%	11/20/16	240	241
Intesa Sanpaolo SPA	3.125%	1/15/16	1,800	1,842
Intesa Sanpaolo SPA	2.375%	1/13/17	2,750	2,757
Intesa Sanpaolo SPA	3.875%	1/16/18	1,340	1,386
Intesa Sanpaolo SPA	3.875%	1/15/19	650	662
JPMorgan Chase & Co.	5.125%	9/15/14	662	676
JPMorgan Chase & Co.	3.700%	1/20/15	953	977
JPMorgan Chase & Co.	4.750%	3/1/15	690	716
JPMorgan Chase & Co.	1.875%	3/20/15	470	476
JPMorgan Chase & Co.	3.400%	6/24/15	670	692
5 JPMorgan Chase & Co.	1.442%	9/1/15	190	190
JPMorgan Chase & Co.	5.150%	10/1/15	150	159
JPMorgan Chase & Co.	1.100%	10/15/15	865	869
JPMorgan Chase & Co.	2.600%	1/15/16	918	946
JPMorgan Chase & Co.	3.450%	3/1/16	1,829	1,916
JPMorgan Chase & Co.	3.150%	7/5/16	1,125	1,178
JPMorgan Chase & Co.	2.000%	8/15/17	475	481
JPMorgan Chase & Co.	6.000%	1/15/18	1,696	1,945
JPMorgan Chase & Co.	1.800%	1/25/18	970	968
JPMorgan Chase & Co.	1.625%	5/15/18	435	427
JPMorgan Chase & Co.	2.350%	1/28/19	700	701
JPMorgan Chase & Co.	6.300%	4/23/19	350	411
4 JPMorgan Chase & Co.	6.125%	12/29/49	520	517

JPMorgan Chase Bank NA	5.875%	6/13/16	250	275
JPMorgan Chase Bank NA	6.000%	7/5/17	215	244
JPMorgan Chase Bank NA	6.000%	10/1/17	775	883
KeyBank NA	1.650%	2/1/18	800	794
Lloyds Bank plc	4.875%	1/21/16	1,061	1,139
Lloyds Bank plc	4.200%	3/28/17	1,060	1,146
Lloyds Bank plc	2.300%	11/27/18	1,415	1,416
6 Lloyds Bank plc	6.500%	9/14/20	590	673
6 Macquarie Bank Ltd.	2.000%	8/15/16	985	1,000
Manufacturers & Traders Trust Co.	1.250%	1/30/17	250	250
Manufacturers & Traders Trust Co.	6.625%	12/4/17	925	1,072
Manufacturers & Traders Trust Co.	1.450%	3/7/18	605	592
Manufacturers & Traders Trust Co.	2.300%	1/30/19	970	969
4 Manufacturers & Traders Trust Co.	5.629%	12/1/21	245	255
Mellon Funding Corp.	5.000%	12/1/14	165	170
Merrill Lynch & Co. Inc.	5.450%	7/15/14	715	725
Merrill Lynch & Co. Inc.	5.000%	1/15/15	675	698
Merrill Lynch & Co. Inc.	6.050%	5/16/16	810	886
Merrill Lynch & Co. Inc.	5.700%	5/2/17	162	180
Merrill Lynch & Co. Inc.	6.400%	8/28/17	391	449
Merrill Lynch & Co. Inc.	6.875%	4/25/18	700	825
Morgan Stanley	4.750%	4/1/14	1,169	1,169
Morgan Stanley	6.000%	4/28/15	665	702
Morgan Stanley	4.000%	7/24/15	400	417
Morgan Stanley	5.375%	10/15/15	610	652
Morgan Stanley	3.450%	11/2/15	250	260
Morgan Stanley	3.800%	4/29/16	925	976
Morgan Stanley	5.750%	10/18/16	505	561
Morgan Stanley	5.450%	1/9/17	640	707
Morgan Stanley	5.550%	4/27/17	455	507
Morgan Stanley	6.250%	8/28/17	235	269
Morgan Stanley	5.950%	12/28/17	895	1,020
Morgan Stanley	6.625%	4/1/18	550	642
Morgan Stanley	2.125%	4/25/18	280	280
Morgan Stanley	2.500%	1/24/19	1,100	1,095
National Australia Bank Ltd.	2.000%	3/9/15	35	36
National Australia Bank Ltd.	1.600%	8/7/15	250	253
National Australia Bank Ltd.	1.300%	7/25/16	1,400	1,411
National Australia Bank Ltd.	2.750%	3/9/17	530	553
National Australia Bank Ltd.	2.300%	7/25/18	500	504
National Bank of Canada	1.500%	6/26/15	100	101
National Bank of Canada	1.450%	11/7/17	75	74
National City Bank	5.250%	12/15/16	250	276
National City Bank	5.800%	6/7/17	375	423
National City Corp.	6.875%	5/15/19	190	226
PNC Bank NA	0.800%	1/28/16	655	657
PNC Bank NA	5.250%	1/15/17	665	734
PNC Bank NA	1.125%	1/27/17	1,100	1,096
PNC Bank NA	4.875%	9/21/17	365	403
PNC Bank NA	6.000%	12/7/17	115	132
PNC Bank NA	6.875%	4/1/18	100	117
PNC Bank NA	2.200%	1/28/19	875	871
PNC Funding Corp.	5.400%	6/10/14	200	202
PNC Funding Corp.	3.625%	2/8/15	115	118
PNC Funding Corp.	4.250%	9/21/15	615	646
PNC Funding Corp.	5.625%	2/1/17	105	116
Regions Bank	7.500%	5/15/18	845	996
Regions Financial Corp.	5.750%	6/15/15	815	859

Regions Financial Corp.	2.000%	5/15/18	650	638
Royal Bank of Canada	2.875%	4/19/16	1,700	1,775
Royal Bank of Canada	2.300%	7/20/16	1,515	1,566
Royal Bank of Canada	2.200%	7/27/18	900	908
Royal Bank of Scotland Group plc	4.700%	7/3/18	130	134
Royal Bank of Scotland Group plc	6.400%	10/21/19	445	513
Royal Bank of Scotland NV	4.650%	6/4/18	500	515
Royal Bank of Scotland plc	4.875%	3/16/15	620	644
Royal Bank of Scotland plc	3.950%	9/21/15	501	522
Royal Bank of Scotland plc	4.375%	3/16/16	2,778	2,952
7 Royal Bank of Scotland plc	6.934%	4/9/18	500	785
Santander Bank NA	8.750%	5/30/18	795	951
Santander Holdings USA Inc.	3.000%	9/24/15	610	624
Santander Holdings USA Inc.	4.625%	4/19/16	1,460	1,561
Santander Holdings USA Inc.	3.450%	8/27/18	255	262
Societe Generale SA	2.750%	10/12/17	1,040	1,066
Societe Generale SA	2.625%	10/1/18	320	322
6 Societe Generale SA	5.000%	1/17/24	100	99
SouthTrust Corp.	5.800%	6/15/14	680	687
State Street Bank & Trust Co.	5.300%	1/15/16	190	205
State Street Corp.	5.375%	4/30/17	480	539
5 SunTrust Bank	0.547%	4/1/15	145	145
SunTrust Banks Inc.	3.500%	1/20/17	295	311
SunTrust Banks Inc.	6.000%	9/11/17	205	233
Svenska Handelsbanken AB	2.500%	1/25/19	1,410	1,421
6 Swedbank AB	2.375%	2/27/19	670	664
Toronto-Dominion Bank	2.500%	7/14/16	509	529
Toronto-Dominion Bank	1.400%	4/30/18	95	93
UBS AG	5.875%	12/20/17	1,065	1,220
UBS AG	5.750%	4/25/18	1,712	1,956
Union Bank NA	5.950%	5/11/16	1,360	1,498
Union Bank NA	3.000%	6/6/16	1,410	1,476
Union Bank NA	1.500%	9/26/16	590	599
Union Bank NA	2.125%	6/16/17	610	623
Union Bank NA	2.625%	9/26/18	805	821
US Bancorp	1.650%	5/15/17	310	314
US Bank NA	1.100%	1/30/17	500	501
4 US Bank NA	3.778%	4/29/20	820	845
Wachovia Bank NA	4.875%	2/1/15	134	139
Wachovia Bank NA	5.000%	8/15/15	250	265
Wachovia Bank NA	5.600%	3/15/16	405	441
Wachovia Bank NA	6.000%	11/15/17	1,190	1,370
Wachovia Corp.	5.250%	8/1/14	1,048	1,065
Wachovia Corp.	5.625%	10/15/16	920	1,023
Wachovia Corp.	5.750%	6/15/17	290	330
Wachovia Corp.	5.750%	2/1/18	870	997
8 Washington Mutual Bank / Debt not acquired
by JPMorgan	6.875%	6/15/11	517	—
Wells Fargo & Co.	3.676%	6/15/16	1,230	1,306
Wells Fargo & Co.	5.625%	12/11/17	480	547
Wells Fargo Bank NA	4.750%	2/9/15	285	295
Westpac Banking Corp.	1.125%	9/25/15	650	656
Westpac Banking Corp.	3.000%	12/9/15	850	884
Westpac Banking Corp.	0.950%	1/12/16	500	502
Westpac Banking Corp.	1.050%	11/25/16	765	764
Westpac Banking Corp.	2.000%	8/14/17	975	992
Westpac Banking Corp.	1.600%	1/12/18	860	854
Westpac Banking Corp.	2.250%	7/30/18	500	503

Westpac Banking Corp.	2.250%	1/17/19	1,070	1,067
Westpac Banking Corp.	4.875%	11/19/19	330	367
Zions Bancorporation	5.500%	11/16/15	19	20

Brokerage (0.4%)
Ameriprise Financial Inc.	5.650%	11/15/15	71	76
4 Ameriprise Financial Inc.	7.518%	6/1/66	155	172
Charles Schwab Corp.	0.850%	12/4/15	350	351
Charles Schwab Corp.	6.375%	9/1/17	140	160
Charles Schwab Corp.	2.200%	7/25/18	30	30
Franklin Resources Inc.	1.375%	9/15/17	380	377
Jefferies Group LLC	5.125%	4/13/18	365	397
8 Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	210	—
Nomura Holdings Inc.	4.125%	1/19/16	230	242
Nomura Holdings Inc.	2.000%	9/13/16	1,260	1,271
Nomura Holdings Inc.	2.750%	3/19/19	1,550	1,539

Finance Companies (2.0%)
Air Lease Corp.	5.625%	4/1/17	710	785
Air Lease Corp.	3.375%	1/15/19	605	614
CIT Group Inc.	3.875%	2/19/19	860	871
General Electric Capital Corp.	4.750%	9/15/14	242	247
General Electric Capital Corp.	3.750%	11/14/14	850	868
General Electric Capital Corp.	2.150%	1/9/15	90	91
General Electric Capital Corp.	3.500%	6/29/15	480	498
General Electric Capital Corp.	1.625%	7/2/15	605	613
General Electric Capital Corp.	4.375%	9/21/15	260	274
General Electric Capital Corp.	2.250%	11/9/15	485	498
General Electric Capital Corp.	1.000%	12/11/15	170	171
General Electric Capital Corp.	5.000%	1/8/16	595	640
General Electric Capital Corp.	2.950%	5/9/16	970	1,013
General Electric Capital Corp.	1.500%	7/12/16	930	944
General Electric Capital Corp.	3.350%	10/17/16	1,115	1,181
General Electric Capital Corp.	2.900%	1/9/17	795	831
General Electric Capital Corp.	5.400%	2/15/17	700	783
General Electric Capital Corp.	2.300%	4/27/17	449	463
General Electric Capital Corp.	5.625%	9/15/17	385	437
General Electric Capital Corp.	5.625%	5/1/18	883	1,009
General Electric Capital Corp.	2.300%	1/14/19	1,235	1,247
4 General Electric Capital Corp.	6.375%	11/15/67	165	182
HSBC Finance Corp.	5.250%	4/15/15	475	497
HSBC Finance Corp.	5.000%	6/30/15	1,104	1,160
HSBC Finance Corp.	5.500%	1/19/16	1,507	1,621
5 HSBC Finance Corp.	0.666%	6/1/16	425	424
SLM Corp.	3.875%	9/10/15	1,580	1,627
SLM Corp.	6.250%	1/25/16	2,440	2,629
SLM Corp.	6.000%	1/25/17	780	851
SLM Corp.	4.625%	9/25/17	480	504

Insurance (2.1%)
ACE INA Holdings Inc.	5.700%	2/15/17	270	303
Alleghany Corp.	5.625%	9/15/20	210	236
Allied World Assurance Co. Ltd.	7.500%	8/1/16	735	836
Allied World Assurance Co. Ltd.	5.500%	11/15/20	50	56
American Financial Group Inc.	9.875%	6/15/19	115	148
American International Group Inc.	2.375%	8/24/15	250	255
American International Group Inc.	5.050%	10/1/15	585	622
American International Group Inc.	4.875%	9/15/16	923	1,007

American International Group Inc.	5.600%	10/18/16	300	332
American International Group Inc.	3.800%	3/22/17	535	572
American International Group Inc.	5.450%	5/18/17	490	547
American International Group Inc.	5.850%	1/16/18	2,190	2,506
American International Group Inc.	8.250%	8/15/18	1,280	1,598
Assurant Inc.	2.500%	3/15/18	700	696
Axis Capital Holdings Ltd.	5.750%	12/1/14	555	574
Axis Specialty Finance LLC	5.875%	6/1/20	300	341
AXIS Specialty Finance plc	2.650%	4/1/19	350	349
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	285	288
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	600	685
Berkshire Hathaway Inc.	3.200%	2/11/15	215	220
Berkshire Hathaway Inc.	2.200%	8/15/16	125	129
Berkshire Hathaway Inc.	1.900%	1/31/17	316	324
Chubb Corp.	5.750%	5/15/18	140	160
4 Chubb Corp.	6.375%	3/29/67	90	100
CNA Financial Corp.	5.850%	12/15/14	270	280
CNA Financial Corp.	6.500%	8/15/16	505	568
CNA Financial Corp.	7.350%	11/15/19	100	123
Genworth Holdings Inc.	6.515%	5/22/18	425	490
Genworth Holdings Inc.	7.700%	6/15/20	74	90
Hartford Financial Services Group Inc.	4.000%	3/30/15	200	207
Hartford Financial Services Group Inc.	4.000%	10/15/17	126	136
Manulife Financial Corp.	3.400%	9/17/15	380	394
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	125	127
6 MassMutual Global Funding II	3.125%	4/14/16	305	318
6 MassMutual Global Funding II	2.000%	4/5/17	200	202
6 MassMutual Global Funding II	2.500%	10/17/22	225	209
MetLife Inc.	6.750%	6/1/16	990	1,113
MetLife Inc.	1.756%	12/15/17	300	303
MetLife Inc.	6.817%	8/15/18	315	377
MetLife Inc.	7.717%	2/15/19	220	274
MetLife Inc.	4.750%	2/8/21	185	206
6 Metropolitan Life Global Funding I	1.500%	1/10/18	650	638
6 Pacific LifeCorp	6.000%	2/10/20	255	290
PartnerRe Finance A LLC	6.875%	6/1/18	520	595
Principal Financial Group Inc.	1.850%	11/15/17	400	401
6 Principal Life Global Funding I	5.050%	3/15/15	250	260
6 Principal Life Global Funding II	2.250%	10/15/18	275	273
4 Progressive Corp.	6.700%	6/15/67	215	237
Prudential Financial Inc.	3.000%	5/12/16	275	287
Reinsurance Group of America Inc.	5.625%	3/15/17	275	303
Reinsurance Group of America Inc.	6.450%	11/15/19	360	420
Transatlantic Holdings Inc.	5.750%	12/14/15	780	842
6 UnumProvident Finance Co. plc	6.850%	11/15/15	455	495
XL Group plc	5.250%	9/15/14	1,199	1,224
XLIT Ltd.	2.300%	12/15/18	125	125

Other Finance (0.1%)
NYSE Euronext	2.000%	10/5/17	980	996
ORIX Corp.	3.750%	3/9/17	500	526

Real Estate Investment Trusts (1.2%)
6 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	2.000%	2/6/17	1,425	1,421
6 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	3.000%	2/6/19	1,270	1,262
BioMed Realty LP	3.850%	4/15/16	385	405

Boston Properties LP	3.700%	11/15/18	100	106
Brandywine Operating Partnership LP	5.400%	11/1/14	150	154
Brandywine Operating Partnership LP	5.700%	5/1/17	305	335
Brandywine Operating Partnership LP	4.950%	4/15/18	475	512
DDR Corp.	4.750%	4/15/18	490	531
Digital Realty Trust LP	4.500%	7/15/15	198	205
Duke Realty LP	7.375%	2/15/15	125	132
Duke Realty LP	5.950%	2/15/17	237	265
Duke Realty LP	6.500%	1/15/18	80	91
Duke Realty LP	6.750%	3/15/20	125	146
6 Goodman Funding Pty Ltd.	6.375%	11/12/20	450	513
HCP Inc.	6.000%	1/30/17	250	281
HCP Inc.	5.625%	5/1/17	30	34
HCP Inc.	6.700%	1/30/18	1,050	1,225
Health Care REIT Inc.	3.625%	3/15/16	107	112
Health Care REIT Inc.	4.700%	9/15/17	365	398
Health Care REIT Inc.	2.250%	3/15/18	125	125
Health Care REIT Inc.	4.125%	4/1/19	577	613
Highwoods Realty LP	5.850%	3/15/17	105	117
Kilroy Realty LP	4.800%	7/15/18	435	468
Liberty Property LP	4.750%	10/1/20	35	37
ProLogis LP	4.500%	8/15/17	200	216
Realty Income Corp.	2.000%	1/31/18	130	129
Realty Income Corp.	6.750%	8/15/19	145	172
Regency Centers LP	5.875%	6/15/17	325	362
Senior Housing Properties Trust	4.300%	1/15/16	340	353
Simon Property Group LP	5.100%	6/15/15	185	195
Simon Property Group LP	6.100%	5/1/16	165	181
Simon Property Group LP	2.800%	1/30/17	547	570
Simon Property Group LP	5.875%	3/1/17	220	247
Simon Property Group LP	2.150%	9/15/17	40	41
6 Simon Property Group LP	1.500%	2/1/18	150	148
Simon Property Group LP	6.125%	5/30/18	360	418
Simon Property Group LP	2.200%	2/1/19	625	624
Simon Property Group LP	5.650%	2/1/20	36	42
				296,869
Industrial (29.4%)
Basic Industry (2.2%)
Air Products & Chemicals Inc.	2.000%	8/2/16	265	272
Air Products & Chemicals Inc.	1.200%	10/15/17	275	273
Airgas Inc.	1.650%	2/15/18	415	407
Barrick Gold Corp.	6.950%	4/1/19	380	446
Barrick North America Finance LLC	6.800%	9/15/18	300	349
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	215	227
7 BHP Billiton Finance Ltd.	6.375%	4/4/16	325	498
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	86	88
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,720	1,747
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	768	859
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	335	336
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	338	404
CF Industries Inc.	6.875%	5/1/18	935	1,088
Eastman Chemical Co.	2.400%	6/1/17	518	529
EI du Pont de Nemours & Co.	6.000%	7/15/18	658	767
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	255	256
Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	585	584
Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	580	568
6 Glencore Funding LLC	2.500%	1/15/19	230	223

Goldcorp Inc.	2.125%	3/15/18	360	357
Monsanto Co.	5.125%	4/15/18	535	601
Nucor Corp.	5.750%	12/1/17	209	238
Nucor Corp.	5.850%	6/1/18	595	680
Plains Exploration & Production Co.	6.125%	6/15/19	480	530
Plains Exploration & Production Co.	6.500%	11/15/20	675	745
Plains Exploration & Production Co.	6.625%	5/1/21	82	90
Plains Exploration & Production Co.	6.750%	2/1/22	234	259
Plains Exploration & Production Co.	6.875%	2/15/23	400	445
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	463	487
PPG Industries Inc.	1.900%	1/15/16	245	250
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	1,060	1,067
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	520	537
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	460	541
Rio Tinto Finance USA plc	1.375%	6/17/16	915	923
Rio Tinto Finance USA plc	2.000%	3/22/17	1,000	1,018
Rio Tinto Finance USA plc	1.625%	8/21/17	1,285	1,286
Rio Tinto Finance USA plc	2.250%	12/14/18	1,300	1,299
6 Smurfit Kappa Acquisitions	4.875%	9/15/18	90	95
Teck Resources Ltd.	3.150%	1/15/17	295	306
Teck Resources Ltd.	3.850%	8/15/17	205	216
Teck Resources Ltd.	2.500%	2/1/18	270	271
Teck Resources Ltd.	3.000%	3/1/19	55	55
Vale Canada Ltd.	5.700%	10/15/15	345	370
Vale Overseas Ltd.	6.250%	1/11/16	579	628
Vale Overseas Ltd.	6.250%	1/23/17	739	825
Vale Overseas Ltd.	5.625%	9/15/19	103	114
6 Xstrata Finance Canada Ltd.	2.050%	10/23/15	720	729
6 Xstrata Finance Canada Ltd.	3.600%	1/15/17	470	491

Capital Goods (3.2%)
6 ABB Treasury Center USA Inc.	2.500%	6/15/16	350	361
Boeing Capital Corp.	2.125%	8/15/16	520	537
Boeing Capital Corp.	2.900%	8/15/18	310	325
Boeing Capital Corp.	4.700%	10/27/19	250	280
Boeing Co.	3.500%	2/15/15	790	812
Boeing Co.	0.950%	5/15/18	525	510
Boeing Co.	6.000%	3/15/19	190	224
6 Bombardier Inc.	4.250%	1/15/16	230	240
6 Bombardier Inc.	4.750%	4/15/19	400	400
6 Bombardier Inc.	6.000%	10/15/22	570	570
Caterpillar Financial Services Corp.	1.650%	4/1/14	625	625
Caterpillar Financial Services Corp.	4.750%	2/17/15	130	135
Caterpillar Financial Services Corp.	1.100%	5/29/15	240	242
Caterpillar Financial Services Corp.	2.750%	6/24/15	250	257
Caterpillar Financial Services Corp.	2.650%	4/1/16	125	130
Caterpillar Financial Services Corp.	2.050%	8/1/16	580	597
Caterpillar Financial Services Corp.	1.000%	3/3/17	340	339
Caterpillar Financial Services Corp.	1.625%	6/1/17	115	116
Caterpillar Financial Services Corp.	1.250%	11/6/17	275	273
Caterpillar Financial Services Corp.	7.050%	10/1/18	125	151
Caterpillar Financial Services Corp.	7.150%	2/15/19	325	398
Caterpillar Inc.	1.500%	6/26/17	250	252
CNH Capital LLC	3.250%	2/1/17	640	653
Crane Co.	2.750%	12/15/18	385	386
CRH America Inc.	4.125%	1/15/16	950	1,002
CRH America Inc.	6.000%	9/30/16	520	580
CRH America Inc.	8.125%	7/15/18	475	581

Danaher Corp.	1.300%	6/23/14	325	326
Danaher Corp.	2.300%	6/23/16	562	582
Danaher Corp.	5.400%	3/1/19	155	177
7 Dover Corp.	2.125%	12/1/20	240	334
6 Embraer Overseas Ltd.	5.696%	9/16/23	263	273
Emerson Electric Co.	4.125%	4/15/15	230	239
Emerson Electric Co.	5.375%	10/15/17	240	273
Emerson Electric Co.	5.250%	10/15/18	120	137
Emerson Electric Co.	5.000%	4/15/19	35	39
General Dynamics Corp.	1.375%	1/15/15	250	252
General Dynamics Corp.	1.000%	11/15/17	1,765	1,734
General Electric Co.	0.850%	10/9/15	370	372
General Electric Co.	5.250%	12/6/17	2,405	2,725
Harsco Corp.	2.700%	10/15/15	312	315
Honeywell International Inc.	5.300%	3/1/18	123	140
Honeywell International Inc.	5.000%	2/15/19	655	740
Huntington Ingalls Industries Inc.	6.875%	3/15/18	155	167
Illinois Tool Works Inc.	5.150%	4/1/14	565	565
6 Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	440	440
John Deere Capital Corp.	2.950%	3/9/15	550	564
John Deere Capital Corp.	0.875%	4/17/15	125	126
John Deere Capital Corp.	0.950%	6/29/15	425	428
John Deere Capital Corp.	0.750%	1/22/16	250	251
John Deere Capital Corp.	2.250%	6/7/16	650	672
John Deere Capital Corp.	1.850%	9/15/16	960	984
John Deere Capital Corp.	1.050%	10/11/16	600	602
John Deere Capital Corp.	1.050%	12/15/16	310	311
John Deere Capital Corp.	2.000%	1/13/17	320	328
John Deere Capital Corp.	1.400%	3/15/17	510	514
John Deere Capital Corp.	2.800%	9/18/17	160	167
John Deere Capital Corp.	1.200%	10/10/17	810	807
John Deere Capital Corp.	1.300%	3/12/18	475	469
John Deere Capital Corp.	5.350%	4/3/18	365	413
John Deere Capital Corp.	5.750%	9/10/18	120	139
John Deere Capital Corp.	1.950%	12/13/18	360	359
L-3 Communications Corp.	3.950%	11/15/16	405	432
Lockheed Martin Corp.	2.125%	9/15/16	485	499
Lockheed Martin Corp.	4.250%	11/15/19	482	523
Mohawk Industries Inc.	6.125%	1/15/16	435	470
Precision Castparts Corp.	0.700%	12/20/15	460	461
Precision Castparts Corp.	1.250%	1/15/18	1,440	1,418
Raytheon Co.	6.750%	3/15/18	185	217
Republic Services Inc.	3.800%	5/15/18	140	149
Republic Services Inc.	5.500%	9/15/19	120	136
Rockwell Automation Inc.	5.650%	12/1/17	115	129
Roper Industries Inc.	1.850%	11/15/17	240	241
Roper Industries Inc.	2.050%	10/1/18	235	231
6 Schneider Electric SA	2.950%	9/27/22	520	500
United Rentals North America Inc.	5.750%	7/15/18	585	626
United Technologies Corp.	4.875%	5/1/15	100	105
United Technologies Corp.	1.800%	6/1/17	1,800	1,831
United Technologies Corp.	5.375%	12/15/17	621	708
United Technologies Corp.	6.125%	2/1/19	125	148
United Technologies Corp.	4.500%	4/15/20	70	78
Waste Management Inc.	6.375%	3/11/15	420	443
Waste Management Inc.	2.600%	9/1/16	230	239
Waste Management Inc.	6.100%	3/15/18	275	318

Communication (5.6%)
21st Century Fox America Inc.	7.250%	5/18/18	175	211
21st Century Fox America Inc.	6.900%	3/1/19	160	193
America Movil SAB de CV	5.750%	1/15/15	285	296
America Movil SAB de CV	3.625%	3/30/15	1,050	1,072
America Movil SAB de CV	2.375%	9/8/16	2,440	2,512
America Movil SAB de CV	5.625%	11/15/17	555	630
American Tower Corp.	4.625%	4/1/15	375	389
American Tower Corp.	4.500%	1/15/18	125	135
American Tower Corp.	3.400%	2/15/19	680	697
AT&T Inc.	5.100%	9/15/14	810	827
AT&T Inc.	0.875%	2/13/15	250	251
AT&T Inc.	2.500%	8/15/15	1,425	1,461
AT&T Inc.	0.900%	2/12/16	400	401
AT&T Inc.	2.950%	5/15/16	1,850	1,929
AT&T Inc.	2.400%	8/15/16	1,735	1,792
AT&T Inc.	1.600%	2/15/17	1,170	1,178
AT&T Inc.	1.700%	6/1/17	1,740	1,751
AT&T Inc.	1.400%	12/1/17	600	594
AT&T Inc.	5.500%	2/1/18	1,729	1,953
AT&T Inc.	5.600%	5/15/18	175	199
AT&T Inc.	2.375%	11/27/18	1,365	1,373
AT&T Inc.	5.800%	2/15/19	960	1,108
AT&T Inc.	2.300%	3/11/19	500	497
BellSouth Corp.	5.200%	9/15/14	875	894
6 British Sky Broadcasting Group plc	6.100%	2/15/18	130	148
6 British Sky Broadcasting Group plc	9.500%	11/15/18	435	568
British Telecommunications plc	1.250%	2/14/17	345	344
British Telecommunications plc	2.350%	2/14/19	465	462
6 BSKYB Finance UK plc	5.625%	10/15/15	125	134
CBS Corp.	1.950%	7/1/17	550	557
CBS Corp.	4.625%	5/15/18	60	66
Comcast Cable Communications LLC	8.875%	5/1/17	350	428
Comcast Corp.	5.850%	11/15/15	425	462
Comcast Corp.	5.900%	3/15/16	485	533
Comcast Corp.	6.500%	1/15/17	750	858
Comcast Corp.	6.300%	11/15/17	220	256
Comcast Corp.	5.875%	2/15/18	410	471
Comcast Corp.	5.700%	5/15/18	1,135	1,305
COX Communications Inc.	5.450%	12/15/14	126	130
6 Deutsche Telekom International Finance BV	3.125%	4/11/16	910	946
Deutsche Telekom International Finance BV	6.750%	8/20/18	175	207
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	220	225
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	1,070	1,100
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	440	457
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	1,560	1,631
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	2,075	2,119
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	1,135	1,121
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	70	80
Discovery Communications LLC	3.700%	6/1/15	1,215	1,259
Embarq Corp.	7.082%	6/1/16	450	506

Interpublic Group of Cos. Inc.	6.250%	11/15/14	350	362
Interpublic Group of Cos. Inc.	2.250%	11/15/17	78	79
NBCUniversal Media LLC	3.650%	4/30/15	445	461
NBCUniversal Media LLC	2.875%	4/1/16	595	619
Omnicom Group Inc.	5.900%	4/15/16	850	932
Orange SA	2.125%	9/16/15	300	305
Orange SA	2.750%	9/14/16	190	197
Orange SA	2.750%	2/6/19	420	426
Qwest Corp.	7.500%	10/1/14	225	232
Qwest Corp.	6.500%	6/1/17	185	210
Rogers Communications Inc.	7.500%	3/15/15	250	267
Rogers Communications Inc.	6.800%	8/15/18	423	503
6 SES Global Americas Holdings GP	2.500%	3/25/19	815	812
TCI Communications Inc.	8.750%	8/1/15	240	266
Telecom Italia Capital SA	5.250%	10/1/15	100	105
Telecom Italia Capital SA	6.999%	6/4/18	445	506
Telefonica Emisiones SAU	4.949%	1/15/15	355	366
Telefonica Emisiones SAU	3.992%	2/16/16	1,105	1,160
Telefonica Emisiones SAU	6.421%	6/20/16	780	863
Telefonica Emisiones SAU	6.221%	7/3/17	630	714
Telefonica Emisiones SAU	3.192%	4/27/18	1,355	1,388
Telefonica Emisiones SAU	5.134%	4/27/20	150	162
Telefonos de Mexico SAB de CV	5.500%	1/27/15	225	233
Thomson Reuters Corp.	0.875%	5/23/16	400	399
Thomson Reuters Corp.	1.300%	2/23/17	520	517
Thomson Reuters Corp.	6.500%	7/15/18	375	436
Time Warner Cable Inc.	3.500%	2/1/15	125	128
Time Warner Cable Inc.	5.850%	5/1/17	840	946
Time Warner Cable Inc.	6.750%	7/1/18	1,455	1,706
Time Warner Cable Inc.	8.750%	2/14/19	895	1,132
Time Warner Cable Inc.	5.000%	2/1/20	100	109
Verizon Communications Inc.	0.700%	11/2/15	755	760
Verizon Communications Inc.	3.000%	4/1/16	140	146
Verizon Communications Inc.	2.500%	9/15/16	2,035	2,107
Verizon Communications Inc.	2.000%	11/1/16	890	911
Verizon Communications Inc.	1.100%	11/1/17	360	354
Verizon Communications Inc.	3.650%	9/14/18	2,715	2,884
Verizon Communications Inc.	2.550%	6/17/19	230	231
Vodafone Group plc	5.625%	2/27/17	1,050	1,180
Vodafone Group plc	1.625%	3/20/17	460	465
Vodafone Group plc	1.250%	9/26/17	280	277
WPP Finance UK	8.000%	9/15/14	245	253

Consumer Cyclical (4.4%)
American Honda Finance Corp.	1.125%	10/7/16	470	474
American Honda Finance Corp.	2.125%	10/10/18	460	462
AutoZone Inc.	5.750%	1/15/15	280	291
AutoZone Inc.	5.500%	11/15/15	155	167
AutoZone Inc.	7.125%	8/1/18	845	1,011
Brinker International Inc.	2.600%	5/15/18	630	625
CVS Caremark Corp.	2.250%	12/5/18	600	601
6 Daimler Finance North America LLC	2.950%	1/11/17	405	422
6 Daimler Finance North America LLC	1.125%	3/10/17	655	650
6 Daimler Finance North America LLC	2.400%	4/10/17	260	267
6 Daimler Finance North America LLC	1.875%	1/11/18	280	279
6 Daimler Finance North America LLC	2.375%	8/1/18	700	707
Dollar General Corp.	4.125%	7/15/17	475	508
Dollar General Corp.	1.875%	4/15/18	235	231

6 Experian Finance plc	2.375%	6/15/17	905	921
Ford Motor Credit Co. LLC	3.875%	1/15/15	230	236
Ford Motor Credit Co. LLC	7.000%	4/15/15	1,286	1,368
Ford Motor Credit Co. LLC	2.750%	5/15/15	844	862
Ford Motor Credit Co. LLC	5.625%	9/15/15	122	130
Ford Motor Credit Co. LLC	2.500%	1/15/16	420	431
Ford Motor Credit Co. LLC	4.207%	4/15/16	1,014	1,076
Ford Motor Credit Co. LLC	3.984%	6/15/16	1,095	1,161
Ford Motor Credit Co. LLC	8.000%	12/15/16	1,375	1,610
Ford Motor Credit Co. LLC	4.250%	2/3/17	245	263
Ford Motor Credit Co. LLC	3.000%	6/12/17	625	649
Ford Motor Credit Co. LLC	6.625%	8/15/17	1,395	1,612
Ford Motor Credit Co. LLC	5.000%	5/15/18	1,715	1,895
Ford Motor Credit Co. LLC	2.375%	3/12/19	465	461
6 General Motors Co.	3.500%	10/2/18	430	437
6 Harley-Davidson Financial Services Inc.	1.150%	9/15/15	510	512
6 Harley-Davidson Financial Services Inc.	3.875%	3/15/16	357	376
6 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	415	429
6 Harley-Davidson Funding Corp.	5.750%	12/15/14	610	630
6 Harley-Davidson Funding Corp.	6.800%	6/15/18	45	52
6 Hyundai Capital America	3.750%	4/6/16	280	294
6 Hyundai Capital America	4.000%	6/8/17	280	297
6 Hyundai Capital America	2.550%	2/6/19	465	463
6 Hyundai Capital Services Inc.	4.375%	7/27/16	280	299
6 Kia Motors Corp.	3.625%	6/14/16	651	678
Lowe's Cos. Inc.	1.625%	4/15/17	1,016	1,030
Lowe's Cos. Inc.	6.100%	9/15/17	300	345
Macy's Retail Holdings Inc.	7.875%	7/15/15	393	427
Macy's Retail Holdings Inc.	5.900%	12/1/16	977	1,090
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,060	1,251
Marriott International Inc.	6.375%	6/15/17	180	204
Marriott International Inc.	3.000%	3/1/19	240	245
MasterCard Inc.	2.000%	4/1/19	300	298
Nordstrom Inc.	6.250%	1/15/18	544	628
PACCAR Financial Corp.	1.550%	9/29/14	1,100	1,107
PACCAR Financial Corp.	0.750%	8/14/15	320	322
PACCAR Financial Corp.	1.600%	3/15/17	160	161
6 QVC Inc.	3.125%	4/1/19	230	230
Smithsonian Institute Washington DC GO	3.434%	9/1/23	150	150
Staples Inc.	2.750%	1/12/18	200	202
Starbucks Corp.	2.000%	12/5/18	450	447
TJX Cos. Inc.	4.200%	8/15/15	205	215
TJX Cos. Inc.	6.950%	4/15/19	325	389
Toll Brothers Finance Corp.	5.150%	5/15/15	370	384
Toyota Motor Credit Corp.	2.000%	9/15/16	171	176
Toyota Motor Credit Corp.	2.050%	1/12/17	610	626
Toyota Motor Credit Corp.	1.750%	5/22/17	890	903
Toyota Motor Credit Corp.	2.000%	10/24/18	490	489
Toyota Motor Credit Corp.	2.100%	1/17/19	470	468
Viacom Inc.	6.250%	4/30/16	310	343
Viacom Inc.	2.500%	12/15/16	120	124
Viacom Inc.	6.125%	10/5/17	255	294
Viacom Inc.	2.500%	9/1/18	736	747
Viacom Inc.	2.200%	4/1/19	550	547
Viacom Inc.	5.625%	9/15/19	75	86
6 Volkswagen International Finance NV	1.875%	4/1/14	1,140	1,140
6 Volkswagen International Finance NV	2.375%	3/22/17	380	391
6 Volkswagen International Finance NV	1.600%	11/20/17	540	540

6 Volkswagen International Finance NV	2.125%	11/20/18	470	467
Wal-Mart Stores Inc.	1.625%	4/15/14	440	440
Wal-Mart Stores Inc.	2.875%	4/1/15	1,380	1,416
Wal-Mart Stores Inc.	1.500%	10/25/15	450	457
Wal-Mart Stores Inc.	0.600%	4/11/16	445	446
Wal-Mart Stores Inc.	2.800%	4/15/16	480	502
Wal-Mart Stores Inc.	5.375%	4/5/17	489	551
Wal-Mart Stores Inc.	5.800%	2/15/18	70	81
Wal-Mart Stores Inc.	1.125%	4/11/18	1,245	1,219
Wal-Mart Stores Inc.	1.950%	12/15/18	475	475
Wal-Mart Stores Inc.	3.625%	7/8/20	480	508
Wal-Mart Stores Inc.	3.250%	10/25/20	292	302
Walgreen Co.	1.000%	3/13/15	799	803
Walgreen Co.	1.800%	9/15/17	795	800
Walgreen Co.	5.250%	1/15/19	740	841
6 Wesfarmers Ltd.	2.983%	5/18/16	655	681
6 Wesfarmers Ltd.	1.874%	3/20/18	425	420
Wyndham Worldwide Corp.	2.950%	3/1/17	200	206
Wyndham Worldwide Corp.	2.500%	3/1/18	165	166
Yum! Brands Inc.	6.250%	4/15/16	431	474
Yum! Brands Inc.	6.250%	3/15/18	74	85

Consumer Noncyclical (7.1%)
AbbVie Inc.	1.750%	11/6/17	1,300	1,304
Actavis Inc.	1.875%	10/1/17	2,212	2,207
Allergan Inc.	5.750%	4/1/16	647	713
Allergan Inc.	1.350%	3/15/18	200	196
Altria Group Inc.	4.125%	9/11/15	1,153	1,210
Altria Group Inc.	9.700%	11/10/18	330	435
Altria Group Inc.	9.250%	8/6/19	614	812
AmerisourceBergen Corp.	5.875%	9/15/15	222	238
Amgen Inc.	1.875%	11/15/14	730	737
Amgen Inc.	2.300%	6/15/16	1,155	1,190
Amgen Inc.	2.500%	11/15/16	174	181
Amgen Inc.	2.125%	5/15/17	1,780	1,822
Amgen Inc.	5.850%	6/1/17	583	662
Amgen Inc.	6.150%	6/1/18	112	131
Amgen Inc.	5.700%	2/1/19	185	214
Anheuser-Busch Cos. LLC	5.050%	10/15/16	125	138
Anheuser-Busch Cos. LLC	5.500%	1/15/18	150	170
Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	1,150	1,154
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	660	649
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	1,615	1,613
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	595	612
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	296	306
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	490	492
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	1,365	1,421
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,330	1,334
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	550	683
Avon Products Inc.	4.600%	3/15/20	100	102
Baxter International Inc.	5.375%	6/1/18	255	289
Biogen Idec Inc.	6.875%	3/1/18	120	141
Boston Scientific Corp.	6.250%	11/15/15	270	293
Boston Scientific Corp.	6.400%	6/15/16	495	550
Boston Scientific Corp.	2.650%	10/1/18	240	242
Bottling Group LLC	5.500%	4/1/16	801	875
Brown-Forman Corp.	1.000%	1/15/18	130	127
Cardinal Health Inc.	1.900%	6/15/17	170	172

Cardinal Health Inc.	1.700%	3/15/18	495	491
CareFusion Corp.	5.125%	8/1/14	360	365
Catholic Health Initiatives Colorado GO	2.600%	8/1/18	100	101
Celgene Corp.	2.450%	10/15/15	390	400
Celgene Corp.	1.900%	8/15/17	165	166
Celgene Corp.	2.300%	8/15/18	340	341
Church & Dwight Co. Inc.	3.350%	12/15/15	240	250
Clorox Co.	5.950%	10/15/17	120	137
Coca-Cola Co.	1.150%	4/1/18	245	242
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	450	449
ConAgra Foods Inc.	1.300%	1/25/16	510	514
ConAgra Foods Inc.	5.819%	6/15/17	120	136
ConAgra Foods Inc.	1.900%	1/25/18	650	644
ConAgra Foods Inc.	2.100%	3/15/18	85	84
ConAgra Foods Inc.	7.000%	4/15/19	129	154
Constellation Brands Inc.	3.750%	5/1/21	120	117
Constellation Brands Inc.	4.250%	5/1/23	120	117
Covidien International Finance SA	1.350%	5/29/15	510	514
Covidien International Finance SA	2.800%	6/15/15	345	354
Covidien International Finance SA	6.000%	10/15/17	1,193	1,372
CR Bard Inc.	2.875%	1/15/16	520	541
CR Bard Inc.	1.375%	1/15/18	320	314
Delhaize Group SA	6.500%	6/15/17	330	374
Diageo Capital plc	1.500%	5/11/17	590	592
Diageo Capital plc	1.125%	4/29/18	170	165
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	200	208
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	365	430
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	70	71
Edwards Lifesciences Corp.	2.875%	10/15/18	600	606
Express Scripts Holding Co.	2.100%	2/12/15	780	790
Express Scripts Holding Co.	3.125%	5/15/16	876	915
Express Scripts Holding Co.	3.500%	11/15/16	795	842
Express Scripts Holding Co.	2.650%	2/15/17	1,347	1,396
Genentech Inc.	4.750%	7/15/15	420	442
General Mills Inc.	0.875%	1/29/16	325	326
General Mills Inc.	5.700%	2/15/17	244	274
Gilead Sciences Inc.	2.400%	12/1/14	820	831
Gilead Sciences Inc.	3.050%	12/1/16	918	965
Gilead Sciences Inc.	2.050%	4/1/19	260	258
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	400	460
GlaxoSmithKline Capital plc	1.500%	5/8/17	485	488
6 Hawk Acquisition Sub Inc.	4.250%	10/15/20	120	118
Ingredion Inc.	1.800%	9/25/17	144	142
Koninklijke Philips NV	5.750%	3/11/18	1,143	1,306
Kraft Foods Group Inc.	2.250%	6/5/17	1,893	1,941
Kraft Foods Group Inc.	6.125%	8/23/18	571	666
Kraft Foods Group Inc.	5.375%	2/10/20	115	131
Kroger Co.	1.200%	10/17/16	160	160
Kroger Co.	2.200%	1/15/17	185	189
Kroger Co.	6.800%	12/15/18	150	178
Kroger Co.	2.300%	1/15/19	760	753
Life Technologies Corp.	4.400%	3/1/15	400	414
Lorillard Tobacco Co.	3.500%	8/4/16	620	654
Lorillard Tobacco Co.	2.300%	8/21/17	480	491
McKesson Corp.	0.950%	12/4/15	600	602
McKesson Corp.	3.250%	3/1/16	413	431
McKesson Corp.	5.700%	3/1/17	150	167
McKesson Corp.	2.284%	3/15/19	750	745

Mead Johnson Nutrition Co.	3.500%	11/1/14	400	407
Medco Health Solutions Inc.	2.750%	9/15/15	230	236
Medco Health Solutions Inc.	7.125%	3/15/18	805	954
Merck & Co. Inc.	1.300%	5/18/18	560	549
Merck Sharp & Dohme Corp.	4.750%	3/1/15	150	156
Mondelez International Inc.	4.125%	2/9/16	1,097	1,161
Mylan Inc.	1.800%	6/24/16	775	786
Mylan Inc.	1.350%	11/29/16	230	231
Mylan Inc.	2.600%	6/24/18	1,371	1,385
Mylan Inc.	2.550%	3/28/19	110	109
Nabisco Inc.	7.550%	6/15/15	360	389
Newell Rubbermaid Inc.	2.050%	12/1/17	315	316
Novartis Securities Investment Ltd.	5.125%	2/10/19	580	659
PepsiCo Inc.	3.100%	1/15/15	350	358
PepsiCo Inc.	0.700%	2/26/16	350	351
PepsiCo Inc.	2.500%	5/10/16	535	555
PepsiCo Inc.	1.250%	8/13/17	250	250
PepsiCo Inc.	5.000%	6/1/18	280	315
PepsiCo Inc.	7.900%	11/1/18	320	401
6 Pernod Ricard SA	2.950%	1/15/17	1,455	1,505
7 Pernod Ricard SA	5.000%	3/15/17	400	611
6 Pernod Ricard SA	4.450%	1/15/22	75	78
6 Perrigo Co. plc	1.300%	11/8/16	355	354
6 Perrigo Co. plc	2.300%	11/8/18	355	352
Pfizer Inc.	5.350%	3/15/15	255	267
Pfizer Inc.	6.200%	3/15/19	560	663
Pharmacia Corp.	6.500%	12/1/18	200	240
Philip Morris International Inc.	2.500%	5/16/16	515	535
Philip Morris International Inc.	1.125%	8/21/17	125	124
Philip Morris International Inc.	5.650%	5/16/18	510	585
Procter & Gamble Co.	4.850%	12/15/15	75	81
Procter & Gamble Co.	4.700%	2/15/19	610	686
Quest Diagnostics Inc.	2.700%	4/1/19	465	463
Reynolds American Inc.	1.050%	10/30/15	160	160
Reynolds American Inc.	6.750%	6/15/17	271	312
6 Roche Holdings Inc.	6.000%	3/1/19	360	422
Sanofi	1.200%	9/30/14	1,010	1,015
Sanofi	2.625%	3/29/16	1,330	1,383
Sanofi	1.250%	4/10/18	1,415	1,388
St. Jude Medical Inc.	2.500%	1/15/16	495	510
Stryker Corp.	3.000%	1/15/15	170	174
Stryker Corp.	1.300%	4/1/18	582	571
6 Takeda Pharmaceutical Co. Ltd.	1.031%	3/17/15	970	973
6 Takeda Pharmaceutical Co. Ltd.	1.625%	3/17/17	1,240	1,250
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	870	900
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	1,022	1,050
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	380	362
Thermo Fisher Scientific Inc.	3.200%	3/1/16	510	533
Thermo Fisher Scientific Inc.	2.250%	8/15/16	355	365
Thermo Fisher Scientific Inc.	1.300%	2/1/17	400	399
Thermo Fisher Scientific Inc.	2.400%	2/1/19	260	260
Tyson Foods Inc.	6.600%	4/1/16	978	1,081
Whirlpool Corp.	6.500%	6/15/16	75	83
Wyeth LLC	5.500%	2/15/16	255	278
Wyeth LLC	5.450%	4/1/17	80	90
Zoetis Inc.	1.150%	2/1/16	760	763

Zoetis Inc.	1.875%	2/1/18	810	805

Energy (3.3%)
Anadarko Petroleum Corp.	5.950%	9/15/16	1,330	1,480
Anadarko Petroleum Corp.	6.375%	9/15/17	333	381
BP Capital Markets plc	3.125%	10/1/15	1,075	1,117
BP Capital Markets plc	0.700%	11/6/15	360	361
BP Capital Markets plc	3.200%	3/11/16	1,990	2,086
BP Capital Markets plc	2.248%	11/1/16	735	760
BP Capital Markets plc	1.846%	5/5/17	725	737
BP Capital Markets plc	1.375%	11/6/17	750	748
BP Capital Markets plc	1.375%	5/10/18	825	807
BP Capital Markets plc	2.241%	9/26/18	505	509
BP Capital Markets plc	4.750%	3/10/19	530	590
BP Capital Markets plc	2.237%	5/10/19	500	497
Canadian Natural Resources Ltd.	4.900%	12/1/14	225	232
Chevron Corp.	1.104%	12/5/17	300	297
Chevron Corp.	1.718%	6/24/18	700	699
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	780	873
Ensco plc	3.250%	3/15/16	1,455	1,519
6 GS Caltex Corp.	5.500%	8/25/14	90	91
6 GS Caltex Corp.	5.500%	10/15/15	135	143
Marathon Oil Corp.	0.900%	11/1/15	1,280	1,283
Marathon Oil Corp.	5.900%	3/15/18	315	360
6 Nabors Industries Inc.	2.350%	9/15/16	400	408
Nabors Industries Inc.	6.150%	2/15/18	460	520
Noble Holding International Ltd.	3.450%	8/1/15	340	351
Noble Holding International Ltd.	3.050%	3/1/16	370	382
Occidental Petroleum Corp.	2.500%	2/1/16	400	413
Occidental Petroleum Corp.	4.125%	6/1/16	215	230
Occidental Petroleum Corp.	1.750%	2/15/17	2,070	2,102
Occidental Petroleum Corp.	1.500%	2/15/18	740	732
Petro-Canada	6.050%	5/15/18	115	133
Phillips 66	2.950%	5/1/17	935	977
Pioneer Natural Resources Co.	6.650%	3/15/17	120	137
Pioneer Natural Resources Co.	6.875%	5/1/18	100	117
Shell International Finance BV	5.200%	3/22/17	375	419
Shell International Finance BV	1.125%	8/21/17	100	100
Shell International Finance BV	1.900%	8/10/18	100	100
Shell International Finance BV	2.000%	11/15/18	325	326
Southwestern Energy Co.	7.500%	2/1/18	300	357
Suncor Energy Inc.	6.100%	6/1/18	830	961
Total Capital Canada Ltd.	1.450%	1/15/18	1,045	1,038
Total Capital International SA	0.750%	1/25/16	500	502
Total Capital International SA	1.500%	2/17/17	965	979
Total Capital International SA	1.550%	6/28/17	1,075	1,084
Total Capital International SA	2.125%	1/10/19	1,480	1,485
Total Capital SA	3.000%	6/24/15	280	289
Total Capital SA	3.125%	10/2/15	800	832
Total Capital SA	2.300%	3/15/16	855	882
Total Capital SA	2.125%	8/10/18	275	278
Transocean Inc.	4.950%	11/15/15	1,280	1,359
Transocean Inc.	5.050%	12/15/16	1,915	2,086
Transocean Inc.	2.500%	10/15/17	1,530	1,540
Transocean Inc.	6.000%	3/15/18	465	517
Weatherford International LLC	6.350%	6/15/17	360	408
Weatherford International Ltd.	5.500%	2/15/16	240	258

	Technology (2.4%)
	Affiliated Computer Services Inc.	5.200%	6/1/15	250	263
	Agilent Technologies Inc.	5.500%	9/14/15	170	181
	Agilent Technologies Inc.	6.500%	11/1/17	500	576
	Altera Corp.	1.750%	5/15/17	185	186
	Altera Corp.	2.500%	11/15/18	1,205	1,208
	Amphenol Corp.	4.750%	11/15/14	500	513
	Amphenol Corp.	2.550%	1/30/19	200	200
	Apple Inc.	1.000%	5/3/18	590	574
	Applied Materials Inc.	2.650%	6/15/16	200	208
	Baidu Inc.	2.250%	11/28/17	150	151
	Baidu Inc.	3.250%	8/6/18	825	841
	Cisco Systems Inc.	2.125%	3/1/19	690	690
	Computer Sciences Corp.	2.500%	9/15/15	370	378
	Computer Sciences Corp.	6.500%	3/15/18	525	607
	Corning Inc.	1.450%	11/15/17	375	369
	EMC Corp.	1.875%	6/1/18	490	489
	Fiserv Inc.	3.125%	6/15/16	50	52
	Fiserv Inc.	6.800%	11/20/17	100	116
	Hewlett-Packard Co.	2.350%	3/15/15	185	188
	Hewlett-Packard Co.	2.125%	9/13/15	1,040	1,061
	Hewlett-Packard Co.	2.200%	12/1/15	320	327
	Hewlett-Packard Co.	2.650%	6/1/16	1,545	1,599
	Hewlett-Packard Co.	3.000%	9/15/16	2,000	2,091
	Hewlett-Packard Co.	3.300%	12/9/16	354	373
	Hewlett-Packard Co.	5.400%	3/1/17	360	401
	Hewlett-Packard Co.	2.600%	9/15/17	830	857
	Hewlett-Packard Co.	5.500%	3/1/18	170	192
	Hewlett-Packard Co.	2.750%	1/14/19	915	923
	Intel Corp.	1.950%	10/1/16	250	257
	Intel Corp.	1.350%	12/15/17	3,450	3,435
	International Business Machines Corp.	0.875%	10/31/14	285	286
	International Business Machines Corp.	1.950%	7/22/16	715	736
	International Business Machines Corp.	1.250%	2/6/17	400	403
	International Business Machines Corp.	5.700%	9/14/17	691	791
	International Business Machines Corp.	1.250%	2/8/18	300	296
	International Business Machines Corp.	1.950%	2/12/19	1,160	1,152
	Microsoft Corp.	0.875%	11/15/17	230	227
	Motorola Solutions Inc.	6.000%	11/15/17	90	103
	Oracle Corp.	1.200%	10/15/17	1,275	1,265
	Oracle Corp.	5.750%	4/15/18	300	347
6	Seagate HDD Cayman	3.750%	11/15/18	330	339
	Tyco Electronics Group SA	2.375%	12/17/18	350	346
	Xerox Corp.	4.250%	2/15/15	435	448
	Xerox Corp.	6.400%	3/15/16	200	221
	Xerox Corp.	6.750%	2/1/17	430	490
	Xerox Corp.	2.950%	3/15/17	225	234
	Xerox Corp.	6.350%	5/15/18	405	469
	Xerox Corp.	5.625%	12/15/19	325	369
	Xilinx Inc.	2.125%	3/15/19	500	496

	Transportation (1.2%)
4,6	AFC X Ltd.	3.500%	3/31/15	3,250	3,266
4,6	American Airlines 2013-2 Class A Pass
	Through Trust	3.596%	11/1/19	832	845
	Canadian Pacific Railway Co.	6.500%	5/15/18	250	291
	Canadian Pacific Railway Co.	7.250%	5/15/19	75	91
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	190	201

4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	161	174
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	45	48
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	169	195
4	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	121	139
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	75	79
	CSX Corp.	6.250%	4/1/15	357	377
	CSX Corp.	6.250%	3/15/18	707	819
4,10	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	127	148
4	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	414	465
4	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	74	81
6	ERAC USA Finance LLC	5.600%	5/1/15	236	248
6	ERAC USA Finance LLC	1.400%	4/15/16	225	227
6	ERAC USA Finance LLC	6.375%	10/15/17	280	323
6	ERAC USA Finance LLC	2.800%	11/1/18	430	438
4	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	185	178
	JB Hunt Transport Services Inc.	3.375%	9/15/15	290	299
	JB Hunt Transport Services Inc.	2.400%	3/15/19	120	119
4,5,10 JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.686%	11/15/16	220	215
	Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	120	113
	Norfolk Southern Corp.	5.257%	9/17/14	328	335
6	Penske Truck Leasing Co. Lp / PTL Finance
	Corp.	2.500%	7/11/14	400	402
	Ryder System Inc.	7.200%	9/1/15	180	196
	Ryder System Inc.	3.600%	3/1/16	670	703
	Ryder System Inc.	5.850%	11/1/16	210	234
	Ryder System Inc.	2.500%	3/1/17	325	332
	Ryder System Inc.	2.450%	11/15/18	150	150
	Ryder System Inc.	2.550%	6/1/19	160	160
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	56	65
4,6	United Air Lines Inc. 2009-2B Pass Through
	Trust	12.000%	1/15/16	110	124
	United Continental Holdings Inc.	6.375%	6/1/18	140	151
	United Parcel Service Inc.	1.125%	10/1/17	325	323
	United Parcel Service Inc.	5.500%	1/15/18	351	399
	United Parcel Service Inc.	5.125%	4/1/19	490	557
					340,901
Utilities (5.1%)
	Electric (4.1%)
	Ameren Illinois Co.	6.125%	11/15/17	165	190
	Ameren Illinois Co.	6.250%	4/1/18	110	127
	American Electric Power Co. Inc.	1.650%	12/15/17	869	864
	Appalachian Power Co.	5.000%	6/1/17	141	154
	Arizona Public Service Co.	4.650%	5/15/15	150	157
	Arizona Public Service Co.	6.250%	8/1/16	100	112
	Arizona Public Service Co.	8.750%	3/1/19	240	308
	Baltimore Gas & Electric Co.	5.900%	10/1/16	170	190

	CenterPoint Energy Inc.	5.950%	2/1/17	510	570
	CenterPoint Energy Inc.	6.500%	5/1/18	170	197
	CMS Energy Corp.	4.250%	9/30/15	530	553
	CMS Energy Corp.	6.550%	7/17/17	70	81
	CMS Energy Corp.	5.050%	2/15/18	1,105	1,225
	Commonwealth Edison Co.	5.950%	8/15/16	640	713
	Commonwealth Edison Co.	1.950%	9/1/16	795	814
	Commonwealth Edison Co.	6.150%	9/15/17	670	771
	Commonwealth Edison Co.	5.800%	3/15/18	830	952
	Commonwealth Edison Co.	2.150%	1/15/19	160	159
	Consumers Energy Co.	5.500%	8/15/16	110	122
	Consumers Energy Co.	5.150%	2/15/17	360	400
	Consumers Energy Co.	5.650%	9/15/18	300	345
	Consumers Energy Co.	6.125%	3/15/19	595	700
	Consumers Energy Co.	6.700%	9/15/19	230	280
	DTE Electric Co.	5.600%	6/15/18	80	91
	Duke Energy Carolinas LLC	5.300%	10/1/15	250	267
	Duke Energy Carolinas LLC	1.750%	12/15/16	175	179
	Duke Energy Carolinas LLC	5.100%	4/15/18	625	702
	Duke Energy Carolinas LLC	7.000%	11/15/18	740	897
	Duke Energy Corp.	3.350%	4/1/15	125	129
	Duke Energy Corp.	1.625%	8/15/17	290	291
	Duke Energy Corp.	2.100%	6/15/18	225	226
	Duke Energy Corp.	6.250%	6/15/18	410	478
	Duke Energy Corp.	5.050%	9/15/19	300	336
	Duke Energy Florida Inc.	5.100%	12/1/15	1,110	1,192
	Duke Energy Florida Inc.	5.800%	9/15/17	275	314
	Duke Energy Florida Inc.	5.650%	6/15/18	520	596
	Duke Energy Progress Inc.	5.150%	4/1/15	100	105
	Duke Energy Progress Inc.	5.250%	12/15/15	370	399
	Duke Energy Progress Inc.	5.300%	1/15/19	240	273
6	EDP Finance BV	5.250%	1/14/21	90	93
	Entergy Corp.	3.625%	9/15/15	460	476
	Entergy Corp.	4.700%	1/15/17	305	323
	Entergy Louisiana LLC	1.875%	12/15/14	275	278
	Exelon Corp.	4.900%	6/15/15	240	251
	Exelon Generation Co. LLC	6.200%	10/1/17	390	441
	FirstEnergy Corp.	2.750%	3/15/18	530	529
	FirstEnergy Corp.	4.250%	3/15/23	420	404
4,6	FPL Energy Marcus Hook LP	7.590%	7/10/18	400	420
	Georgia Power Co.	3.000%	4/15/16	160	167
	Georgia Power Co.	5.700%	6/1/17	135	153
6	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	1,320	1,336
	LG&E & KU Energy LLC	2.125%	11/15/15	845	859
	Louisville Gas & Electric Co.	1.625%	11/15/15	140	142
	MidAmerican Energy Co.	4.650%	10/1/14	120	123
	MidAmerican Energy Co.	5.950%	7/15/17	340	388
	MidAmerican Energy Co.	5.300%	3/15/18	728	822
	MidAmerican Energy Co.	3.500%	10/15/24	280	279
6	MidAmerican Energy Holdings Co.	1.100%	5/15/17	900	895
	MidAmerican Energy Holdings Co.	5.750%	4/1/18	1,070	1,219
6	MidAmerican Energy Holdings Co.	2.000%	11/15/18	890	878
	National Rural Utilities Cooperative Finance
	Corp.	1.000%	2/2/15	205	206
	National Rural Utilities Cooperative Finance
	Corp.	1.900%	11/1/15	310	317
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	3/1/16	200	210

National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	100	112
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	750	855
National Rural Utilities Cooperative Finance
Corp.	2.150%	2/1/19	640	637
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	370	362
Nevada Power Co.	5.875%	1/15/15	1,020	1,062
Nevada Power Co.	6.500%	5/15/18	771	907
Nevada Power Co.	6.500%	8/1/18	170	201
NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	1,026	1,034
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	465	477
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	350	391
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	930	927
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	130	128
6 Niagara Mohawk Power Corp.	3.553%	10/1/14	120	122
Northeast Utilities	1.450%	5/1/18	510	496
Northern States Power Co.	5.250%	3/1/18	71	80
NSTAR Electric Co.	5.625%	11/15/17	50	57
Ohio Power Co.	6.000%	6/1/16	240	265
Pacific Gas & Electric Co.	5.625%	11/30/17	1,220	1,385
PacifiCorp	5.650%	7/15/18	450	517
Pennsylvania Electric Co.	6.050%	9/1/17	140	156
PG&E Corp.	5.750%	4/1/14	1,365	1,365
PG&E Corp.	2.400%	3/1/19	465	461
PPL Capital Funding Inc.	1.900%	6/1/18	310	305
Public Service Co. of Colorado	5.500%	4/1/14	175	175
Public Service Co. of Colorado	5.800%	8/1/18	240	277
Public Service Co. of New Mexico	7.950%	5/15/18	150	179
Public Service Electric & Gas Co.	5.000%	8/15/14	250	254
Public Service Electric & Gas Co.	2.700%	5/1/15	320	328
Public Service Electric & Gas Co.	5.300%	5/1/18	70	79
Public Service Electric & Gas Co.	2.300%	9/15/18	685	696
Sierra Pacific Power Co.	6.000%	5/15/16	397	440
South Carolina Electric & Gas Co.	6.500%	11/1/18	200	239
Southern California Edison Co.	5.500%	8/15/18	120	138
Southwestern Electric Power Co.	5.550%	1/15/17	50	55
Southwestern Electric Power Co.	5.875%	3/1/18	245	278
Tampa Electric Co.	6.100%	5/15/18	525	606
TECO Finance Inc.	4.000%	3/15/16	345	365
TECO Finance Inc.	6.572%	11/1/17	244	283
6 Trans-Allegheny Interstate Line Co.	4.000%	1/15/15	1,350	1,380
Union Electric Co.	6.400%	6/15/17	310	355
4 Wisconsin Energy Corp.	6.250%	5/15/67	125	129
Xcel Energy Inc.	0.750%	5/9/16	833	831

Natural Gas (1.0%)
Atmos Energy Corp.	4.950%	10/15/14	160	164
6 Centrica plc	4.000%	10/16/23	140	139
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	975	1,068
DCP Midstream Operating LP	2.700%	4/1/19	125	125
6 Dominion Gas Holdings LLC	3.550%	11/1/23	300	296
El Paso Natural Gas Co. LLC	5.950%	4/15/17	250	279
El Paso Pipeline Partners Operating Co. LLC	4.100%	11/15/15	967	1,012
Enbridge Energy Partners LP	5.350%	12/15/14	60	62
4 Enbridge Energy Partners LP	8.050%	10/1/77	30	34
Energy Transfer Partners LP	5.950%	2/1/15	247	258

	Energy Transfer Partners LP	6.125%	2/15/17	515	578
	Energy Transfer Partners LP	6.700%	7/1/18	802	934
	Energy Transfer Partners LP	4.150%	10/1/20	275	283
	Kinder Morgan Energy Partners LP	5.625%	2/15/15	220	229
	Kinder Morgan Energy Partners LP	3.500%	3/1/16	670	700
	Kinder Morgan Energy Partners LP	6.000%	2/1/17	395	442
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	230	262
	Kinder Morgan Energy Partners LP	2.650%	2/1/19	300	300
	Kinder Morgan Energy Partners LP	3.500%	3/1/21	160	159
	Magellan Midstream Partners LP	6.450%	6/1/14	100	101
	Nisource Finance Corp.	6.400%	3/15/18	306	353
	ONEOK Partners LP	3.200%	9/15/18	280	289
	Sempra Energy	6.500%	6/1/16	850	949
	Sempra Energy	2.300%	4/1/17	945	967
	Sempra Energy	6.150%	6/15/18	330	382
6	Southern Natural Gas Co. LLC	5.900%	4/1/17	270	303
	Spectra Energy Partners LP	2.950%	9/25/18	230	236
4	TransCanada PipeLines Ltd.	6.350%	5/15/67	125	130
	Western Gas Partners LP	2.600%	8/15/18	160	161

	Other Utility (0.0%)
	American Water Capital Corp.	6.085%	10/15/17	210	239

					58,491
Total Corporate Bonds (Cost $689,977)					696,261
Sovereign Bonds (U.S. Dollar-Denominated) (9.1%)
6	Abu Dhabi National Energy Co.	4.750%	9/15/14	300	304
	Abu Dhabi National Energy Co.	4.125%	3/13/17	200	214
6	Banco de Costa Rica	5.250%	8/12/18	200	203
6	Banco del Estado de Chile	2.000%	11/9/17	200	199
6	Banco do Brasil SA	4.500%	1/22/15	500	513
	Banco do Brasil SA	3.875%	1/23/17	400	413
6	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	400	414
6	Banco Nacional de Desenvolvimento
	Economico e Social	3.375%	9/26/16	100	102
6	Bank Nederlandse Gemeenten	1.375%	3/23/15	400	404
6	Bank Nederlandse Gemeenten	0.875%	2/21/17	500	496
6	Bank Nederlandse Gemeenten	2.500%	1/23/23	50	47
6	Bermuda	4.138%	1/3/23	200	196
6	Bermuda	4.854%	2/6/24	200	204
6	Caisse d'Amortissement de la Dette Sociale	1.750%	2/24/15	150	152
6	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	125	124
6	Caixa Economica Federal	2.375%	11/6/17	125	121
6	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	200	197
6	CNPC General Capital Ltd.	2.750%	4/19/17	125	128
	Corp. Andina de Fomento	3.750%	1/15/16	1,830	1,916
	Corp. Andina de Fomento	5.750%	1/12/17	100	112
6	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	150	152
6	Corp. Nacional del Cobre de Chile	4.750%	10/15/14	100	102
6	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	600	603
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	200	202
6	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	200	187
6	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	400	413
11	Development Bank of Japan Inc.	2.750%	3/15/16	100	104
11	Development Bank of Japan Inc.	5.125%	2/1/17	200	223
6	Development Bank of Kazakhstan JSC	5.500%	12/20/15	300	312

6,12 Dexia Credit Local SA		2.750%	4/29/14	700	701
6,12 Dexia Credit Local SA		1.250%	10/18/16	300	301
6	Electricite de France	1.150%	1/20/17	1,390	1,385
6	Electricite de France	2.150%	1/22/19	810	804
6	Electricite de France	6.000%	1/22/14	60	63
6	Emirate of Abu Dhabi	5.500%	4/8/14	430	430
	European Bank for Reconstruction &
	Development	1.625%	9/3/15	50	51
	European Investment Bank	2.750%	3/23/15	250	256
	European Investment Bank	1.625%	9/1/15	275	280
	Export-Import Bank of Korea	5.875%	1/14/15	1,500	1,561
	Export-Import Bank of Korea	5.125%	3/16/15	400	416
	Export-Import Bank of Korea	4.125%	9/9/15	775	811
	Export-Import Bank of Korea	3.750%	10/20/16	705	748
	Export-Import Bank of Korea	4.000%	1/11/17	400	431
	Export-Import Bank of Korea	2.875%	9/17/18	300	307
6	Federation of Malaysia	2.991%	7/6/16	125	130
	Federative Republic of Brazil	7.875%	3/7/15	1,230	1,304
	Federative Republic of Brazil	6.000%	1/17/17	505	561
4	Federative Republic of Brazil	8.000%	1/15/18	489	545
7	Federative Republic of Brazil	2.875%	4/1/21	300	414
6	Fondo MIVIVIENDA SA	3.375%	4/2/19	500	499
6	Gazprom OAO Via Gaz Capital SA	5.092%	11/29/15	1,000	1,030
6	Hrvatska Elektroprivreda	6.000%	11/9/17	75	78
	Hydro-Quebec	2.000%	6/30/16	550	566
6	Industrial Bank of Korea	7.125%	4/23/14	150	151
	IPIC GMTN Ltd.	3.125%	11/15/15	250	258
11	Japan Bank for International Cooperation	2.875%	2/2/15	400	409
11	Japan Bank for International Cooperation	1.875%	9/24/15	1,250	1,277
11	Japan Bank for International Cooperation	2.500%	1/21/16	500	518
11	Japan Bank for International Cooperation	2.500%	5/18/16	1,000	1,040
11	Japan Bank for International Cooperation	2.250%	7/13/16	910	941
11	Japan Bank for International Cooperation	1.750%	7/31/18	700	699
11	Japan Bank for International Cooperation	1.750%	11/13/18	750	747
11	Japan Finance Organization for Municipalities	4.625%	4/21/15	100	104
11	Japan Finance Organization for Municipalities	4.000%	1/13/21	250	270
6	KazMunaiGaz Finance Sub BV	11.750%	1/23/15	100	107
	KazMunayGas National Co. JSC	9.125%	7/2/18	1,000	1,201
13	KFW	2.750%	10/21/14	750	761
6	Kommunalbanken AS	2.375%	1/19/16	125	129
6	Kommunalbanken AS	0.875%	10/3/16	225	225
6	Kommunalbanken AS	1.125%	5/23/18	700	682
	Korea Development Bank	4.375%	8/10/15	290	304
	Korea Development Bank	1.000%	1/22/16	200	200
	Korea Development Bank	3.250%	3/9/16	450	469
	Korea Development Bank	4.000%	9/9/16	200	213
	Korea Development Bank	3.875%	5/4/17	675	721
	Korea Development Bank	3.500%	8/22/17	575	608
	Korea Development Bank	1.500%	1/22/18	400	391
6	Korea Electric Power Corp.	3.000%	10/5/15	200	205
6	Korea Expressway Corp.	5.125%	5/20/15	100	104
	Korea Finance Corp.	3.250%	9/20/16	200	210
	Korea Finance Corp.	2.250%	8/7/17	275	280
6	Korea Hydro & Nuclear Power Co. Ltd.	6.250%	6/17/14	200	202
6	Korea Hydro & Nuclear Power Co. Ltd.	3.125%	9/16/15	100	103
6	Korea National Oil Corp.	2.875%	11/9/15	100	103
6	Korea National Oil Corp.	4.000%	10/27/16	525	560
6	Korea Resources Corp.	2.125%	5/2/18	125	124

6	Korea Western Power Co. Ltd.	2.875%	10/10/18	200	203
	Nordic Investment Bank	2.500%	7/15/15	1,000	1,029
	North American Development Bank	2.300%	10/10/18	150	148
14	Oesterreichische Kontrollbank AG	4.500%	3/9/15	200	208
14	Oesterreichische Kontrollbank AG	1.750%	10/5/15	1,600	1,631
14	Oesterreichische Kontrollbank AG	2.000%	6/3/16	650	669
	Pemex Project Funding Master Trust	5.750%	3/1/18	925	1,030
6	Perusahaan Penerbit SBSN Indonesia	4.000%	11/21/18	200	205
	Petrobras Global Finance BV	3.250%	3/17/17	695	700
	Petrobras Global Finance BV	3.000%	1/15/19	200	189
	Petrobras Global Finance BV	6.250%	3/17/24	435	446
	Petrobras International Finance Co.	7.750%	9/15/14	275	284
	Petrobras International Finance Co.	2.875%	2/6/15	500	507
	Petrobras International Finance Co.	3.875%	1/27/16	755	776
	Petrobras International Finance Co.	6.125%	10/6/16	275	297
	Petrobras International Finance Co.	3.500%	2/6/17	1,250	1,263
	Petrobras International Finance Co.	5.875%	3/1/18	1,630	1,736
	Petrobras International Finance Co.	5.750%	1/20/20	180	188
	Petroleos Mexicanos	4.875%	3/15/15	1,775	1,841
	Petroleos Mexicanos	8.000%	5/3/19	100	122
	Petroleos Mexicanos	6.000%	3/5/20	200	226
6	Petronas Capital Ltd.	5.250%	8/12/19	400	449
	Petronas Global Sukuk Ltd.	4.250%	8/12/14	200	202
	Province of British Columbia	2.100%	5/18/16	200	206
	Province of British Columbia	1.200%	4/25/17	225	225
	Province of Manitoba	2.625%	7/15/15	185	190
	Province of Manitoba	1.300%	4/3/17	775	778
	Province of New Brunswick	2.750%	6/15/18	25	26
	Province of Nova Scotia	2.375%	7/21/15	1,180	1,208
	Province of Ontario	4.100%	6/16/14	550	554
	Province of Ontario	0.950%	5/26/15	975	981
	Province of Ontario	2.700%	6/16/15	2,405	2,469
	Province of Ontario	1.875%	9/15/15	1,125	1,148
	Province of Ontario	4.750%	1/19/16	250	268
	Province of Ontario	2.300%	5/10/16	2,975	3,065
	Province of Ontario	1.000%	7/22/16	350	351
	Province of Ontario	1.600%	9/21/16	1,850	1,880
	Province of Ontario	1.100%	10/25/17	605	597
	Province of Ontario	1.200%	2/14/18	300	295
	Province of Ontario	3.000%	7/16/18	275	288
	Province of Ontario	2.450%	6/29/22	180	171
6	Qtel International Finance Ltd.	3.375%	10/14/16	375	393
6	Qtel International Finance Ltd.	3.250%	2/21/23	125	117
	Quebec	4.875%	5/5/14	50	50
	Quebec	4.600%	5/26/15	250	262
	Quebec	5.000%	3/1/16	250	271
	Quebec	3.500%	7/29/20	250	262
	Quebec	2.750%	8/25/21	715	702
	Quebec	2.625%	2/13/23	150	142
4,6	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	133	144
6	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	275	281
6	Republic of Austria	1.750%	6/17/16	250	256
	Republic of Chile	3.250%	9/14/21	225	225
	Republic of Colombia	8.250%	12/22/14	900	946
	Republic of Colombia	7.375%	1/27/17	785	907
	Republic of Colombia	7.375%	3/18/19	645	777
	Republic of Colombia	4.375%	7/12/21	350	364
	Republic of Hungary	4.125%	2/19/18	200	203

	Republic of Hungary	5.375%	3/25/24	550	552
6	Republic of Iceland	4.875%	6/16/16	100	105
6	Republic of Indonesia	10.375%	5/4/14	250	252
6	Republic of Indonesia	6.875%	3/9/17	275	310
	Republic of Indonesia	6.875%	3/9/17	100	112
	Republic of Indonesia	6.875%	1/17/18	200	227
	Republic of Indonesia	5.875%	3/13/20	600	654
	Republic of Indonesia	3.750%	4/25/22	400	376
	Republic of Indonesia	3.375%	4/15/23	200	179
6	Republic of Indonesia	6.625%	2/17/37	100	106
	Republic of Italy	3.125%	1/26/15	1,425	1,454
	Republic of Italy	4.750%	1/25/16	1,855	1,976
	Republic of Italy	5.250%	9/20/16	1,450	1,576
	Republic of Korea	5.750%	4/16/14	400	401
	Republic of Korea	4.875%	9/22/14	575	586
	Republic of Korea	5.125%	12/7/16	250	276
	Republic of Namibia	5.500%	11/3/21	200	209
	Republic of Panama	7.250%	3/15/15	119	126
	Republic of Peru	9.875%	2/6/15	800	860
	Republic of Peru	8.375%	5/3/16	100	115
	Republic of Poland	3.875%	7/16/15	920	957
	Republic of Poland	5.000%	3/23/22	175	191
	Republic of Poland	4.000%	1/22/24	150	151
6	Republic of Serbia	5.875%	12/3/18	225	238
6	Republic of Slovenia	5.250%	2/18/24	300	312
	Republic of South Africa	6.500%	6/2/14	100	101
	Republic of Turkey	7.250%	3/15/15	450	473
	Republic of Turkey	7.000%	9/26/16	3,210	3,523
	Republic of Turkey	3.250%	3/23/23	240	210
6	Rosneft Finance SA	6.625%	3/20/17	100	106
6	Rosneft Finance SA	7.875%	3/13/18	300	335
	Rosneft Finance SA	7.875%	3/13/18	100	111
	Russian Federation	3.500%	1/16/19	800	793
	Russian Federation	4.875%	9/16/23	400	397
4,6	Russian Federation	7.500%	3/31/30	206	234
4	Russian Federation	7.500%	3/31/30	1,353	1,542
	SABIC Capital II BV	2.625%	10/3/18	400	402
	Sberbank of Russia Via SB Capital SA	5.499%	7/7/15	500	517
	Sberbank of Russia Via SB Capital SA	5.400%	3/24/17	400	414
	Sberbank of Russia VIA SB Capital SA	5.450%	11/22/17	300	306
6	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	600	603
	State of Israel	5.500%	11/9/16	125	140
	State of Israel	4.000%	6/30/22	200	208
6	State of Qatar	5.150%	4/9/14	100	101
6	State of Qatar	4.000%	1/20/15	500	514
	Statoil ASA	1.800%	11/23/16	100	102
	Statoil ASA	3.125%	8/17/17	175	185
	Statoil ASA	1.200%	1/17/18	150	147
	Svensk Exportkredit AB	1.750%	10/20/15	1,550	1,580
	Svensk Exportkredit AB	2.125%	7/13/16	600	618
	Svensk Exportkredit AB	1.750%	5/30/17	100	102
6	TDIC Finance Ltd.	6.500%	7/2/14	125	127
6	Temasek Financial I Ltd.	4.300%	10/25/19	250	274
6	Transnet SOC Ltd.	4.500%	2/10/16	100	105
6	Turkiye Halk Bankasi AS	4.875%	7/19/17	200	201
	United Mexican States	3.500%	1/21/21	500	506
	United Mexican States	5.750%	10/12/10	400	392

Vnesheconombank Via VEB Finance plc	5.375%	2/13/17	1,400	1,431
Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	500	520
VTB Bank OJSC Via VTB Capital SA	6.000%	4/12/17	2,950	3,031
VTB Bank OJSC Via VTB Capital SA	6.875%	5/29/18	810	853
Total Sovereign Bonds (Cost $104,791)				105,601
Taxable Municipal Bonds (0.6%)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	1.871%	12/1/19	200	193
California GO	5.250%	4/1/14	150	150
California GO	5.950%	3/1/18	650	735
California GO	6.200%	10/1/19	350	414
Colorado Housing & Finance Authority
Employment Compensation Special
Assessment Revenue	1.600%	5/15/16	400	407
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	1.298%	7/1/16	200	202
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	150	150
George Washington University District of
Columbia GO	3.485%	9/15/22	200	197
Harris County TX Toll Road Revenue	1.361%	8/15/17	250	249
Illinois GO	4.511%	3/1/15	205	212
Illinois GO	4.961%	3/1/16	700	749
Illinois GO	5.365%	3/1/17	220	240
JobsOhio Beverage System Statewide Liquor
Profits Revenue	2.217%	1/1/19	150	147
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue 2010-EGSL	3.220%	2/1/21	750	784
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue 2010-ELL	3.450%	2/1/22	350	368
5 Mississippi GO (Nissan North America, Inc.
Project)	0.855%	11/1/17	300	301
5 New Mexico Educational Assistance
Foundation 2013-1	0.855%	1/2/25	598	589
5 South Carolina Public Service Authority
Revenue	1.030%	6/1/15	500	502
University of California Revenue	2.054%	5/15/18	100	101
University of California Revenue	1.745%	5/15/19	250	246
5 University of California Revenue	0.735%	7/1/41	500	500
Total Taxable Municipal Bonds (Cost $7,344)				7,436

Tax-Exempt Municipal Bonds (0.5%)
Arizona Transportation Board Highway
Revenue	5.000%	7/1/36	100	109
Arizona Transportation Board Highway
Revenue	5.000%	7/1/38	130	141
Cary NC Combined Enterprise System
Revenue	5.000%	12/1/42	160	175
Contra Costa CA Community College District
GO	5.000%	8/1/38	120	130
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/37	265	288
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/37	100	109

Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/43	260	279
Los Angeles CA Wastewater System
Revenue	5.000%	6/1/35	240	263
Massachusetts GO	5.000%	8/1/37	415	456
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/38	210	230
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%	8/1/16	220	233
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	245	258
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	165	174
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	160	169
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/42	270	287
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/42	140	150
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/42	165	176
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/42	250	266
San Diego CA Community College District GO	5.000%	8/1/43	220	238
St. Louis MO Metropolitan Sewer District
Wastewater System Revenue	5.000%	5/1/42	255	276
University of California Revenue	5.000%	5/15/36	130	142
University of California Revenue	5.000%	5/15/39	255	277
University of Virginia Revenue	5.000%	6/1/43	250	276
Washington GO	5.000%	8/1/37	469	514
Washington GO	5.000%	8/1/38	500	547
Total Tax-Exempt Municipal Bonds (Cost $5,859)				6,163
			Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
8 Lehman Brothers Holdings Inc. Pfd.	7.250%		700	—

Total Convertible Preferred Stocks (Cost $694)				—

Temporary Cash Investment (1.9%)
Money Market Fund (1.9%)
15 Vanguard Market Liquidity Fund (Cost
$22,609)	0.122%		22,609,006	22,609

Total Investments (100.8%) (Cost $1,161,746)				1,169,251
		Expiration Date	Contracts
Liability for Options Written (0.0%)

Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price 123.50		5/23/14	20	(18)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price 123.50		5/23/14	20	(18)
Total Liability for Options Written (Premiums received $37)				(36)
Other Assets and Liabilities-Net (-0.8%)				(9,817)
Net Assets (100%)				1,159,398

1 Securities with a value of $1,103,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $213,000 have been segregated as initial margin for open cleared swap contracts.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the aggregate value of these securities was $136,604,000, representing 11.8% of net assets.
7 Face amount denominated in Euro.
8 Non-income-producing security--security in default.
9 Face amount denominated in British pounds.
10 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
11 Guaranteed by the Government of Japan.
12 Guaranteed by multiple countries.
13 Guaranteed by the Federal Republic of Germany.
14 Guaranteed by the Republic of Austria.
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
USD—United School District.

Vanguard Short-Term Investment-Grade Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	113,627	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	215,966	1,588
Corporate Bonds	—	691,326	4,935
Sovereign Bonds	—	105,601	—
Taxable Municipal Bonds	—	7,436	—
Tax-Exempt Municipal Bonds	—	6,163	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	22,609	—	—
Futures Contracts—Assets[1]	65	—	—
Futures Contracts—Liabilities[1]	(63)	—	—

Vanguard Short-Term Investment-Grade Portfolio

Swap Contracts—Assets	1[1]	416	—
Swap Contracts—Liabilities	(2)[1]	(155)	—
Liability for Options Written	(36)	—	—
Total	22,574	1,140,380	6,523
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The portfolio uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the portfolio loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2014	(242)	(28,787)	33
2-Year U.S. Treasury Note	June 2014	(82)	(18,004)	(9)
30-Year U.S. Treasury Bond	June 2014	(90)	(11,990)	(62)
10-Year U.S. Treasury Note	June 2014	(46)	(5,681)	17
Dow Jones EURO STOXX 50 Index	June 2014	(2)	(287)	1
Ultra Long U.S. Treasury Bond	June 2014	(1)	(144)	(1)
				(21)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Short-Term Investment-Grade Portfolio

E. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2014, the portfolio had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Chase Securities	4/1/14	EUR	81	USD	111	—
Chase Securities	5/2/14	EUR	55	USD	75	—
Brown Brothers Harriman & Co.	4/2/14	EUR	28	USD	39	—
Chase Securities	4/3/14	EUR	23	USD	31	—
Bank of America	4/3/14	EUR	6	USD	8	—
						—
EUR—Euro.
USD—U.S. dollar.

F. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the

Vanguard Short-Term Investment-Grade Portfolio

buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The portfolio invests in cross-currency swaps to hedge the currency risk associated with investing in foreign securities. Under the terms of the swaps, the parties exchange a series of payments at a fixed rate applied to a notional amount, on specified dates and in a specified currency. Additionally, notional currency amounts are exchanged by the counterparties at the initiation of the contract, with an agreement to reverse the currency exchange of the notional amounts upon termination of the contract.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker.

Vanguard Short-Term Investment-Grade Portfolio

The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of pre-qualified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At March 31, 2014, the portfolio had the following open swap contracts:

Centrally Cleared Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Clearinghouse[1]	($000)	($000)	(%)	($000)
Credit Protection Purchased

CDX—IG21—V1[2]	12/20/18	CME	3,390	57	(1.000)	3

1 CME—Chicago Mercantile Exchange.
2 Investment Grade Corporate Credit Default Swap Index—Version 21.

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating

Altria Group Inc./Baa1	12/20/16	JPMC	260	1	1.000	7

Altria Group Inc./Baa1	12/20/16	BOANA	260	1	1.000	7

Bank of America Corp./Baa2	12/20/17	MSCS	420	12	1.000	20

Boeing Co./A2	9/20/18	GSCM	115	(2)	1.000	1
Energy Transfer Partners
LP/Baa3	6/20/17	BOANA	370	14	1.000	20
Energy Transfer Partners
LP/Baa3	9/20/18	JPMC	190	1	1.000	2
Energy Transfer Partners
LP/Baa3	9/20/18	JPMC	180	1	1.000	2

Federation of Malaysia/A3	6/20/19	JPMC	900	2	1.000	1

Vanguard Short-Term Investment-Grade Portfolio

Federation of Malaysia/A3	6/20/19	MSCS	800	2	1.000	1
Federative Republic of
Brazil/Baa2	6/20/19	MSCS	300	12	1.000	2
Federative Republic of
Brazil/Baa2	6/20/19	MSCS	400	13	1.000	—
Federative Republic of
Brazil/Baa2	6/20/19	MSCS	500	15	1.000	(1)
Goldman Sachs Group
Inc./Baa1	12/20/17	MSCS	240	7	1.000	10
Hartford Financial Services
Group Inc./Baa3	3/20/18	GSCM	250	—	1.000	5

Kohls Corp./Baa1	6/20/18	JPMC	120	2	1.000	2

Kohls Corp./Baa1	9/20/18	BOANA	120	2	1.000	1
National Rural Utilities
Cooperative Finance Corp./A2	12/20/17	CSFBI	480	(5)	1.000	6
National Rural Utilities
Cooperative Finance Corp./A2	12/20/17	CSFBI	100	(1)	1.000	1

Republic of Chile/Aa3	6/20/19	BOANA	300	(3)	1.000	—

Republic of Columbia/Baa3	6/20/19	GSCM	100	1	1.000	1

Republic of Columbia/Baa3	6/20/19	MSCS	200	2	1.000	1

Republic of Indonesia/Baa3	3/20/19	JPMC	175	9	1.000	4

Republic of Indonesia/Baa3	3/20/19	DBAG	200	12	1.000	6

Republic of Peru/Aa3	6/20/19	JPMC	450	4	1.000	9
Royal Bank of Scotland
plc/Baa1	3/20/17	GSCM	250	(3)	3.000	14
Royal Bank of Scotland
plc/Baa1	12/20/18	BOANA	460	10	1.000	7

Russian Federation/Baa1	3/20/19	DBAG	200	6	1.000	(5)

Russian Federation/Baa1	3/20/19	GSCM	250	7	1.000	(6)

Russian Federation/Baa1	3/20/19	BARC	400	14	1.000	(8)

Russian Federation/Baa1	3/20/19	BARC	400	15	1.000	(6)

United Mexican States/A3	9/20/14	JPMC	4,600	—	0.250	2
			13,990			106

Vanguard Short-Term Investment-Grade Portfolio

Credit Protection Purchased
Bank of America Corp.	12/20/14	BARC	300	—	(1.000)	(2)
Bank of America Corp.	12/20/14	DBAG	170	(1)	(1.000)	(2)
Bank of America Corp.	12/20/14	BARC	170	(1)	(1.000)	(2)
Citigroup Inc.	6/20/14	BOANA	1,120	(2)	(5.000)	(15)
Computer Sciences Corp.	9/20/15	MSCS	185	10	(5.000)	(3)
Computer Sciences Corp.	9/20/15	BARC	185	10	(5.000)	(3)
El Du Pont De Nemours & Co.	9/20/18	DBAG	125	3	(1.000)	(1)
El Du Pont De Nemours & Co.	9/20/18	GSCM	125	3	(1.000)	(1)
El Du Pont De Nemours & Co.	9/20/18	BARC	125	3	(1.000)	(1)
El Du Pont De Nemours & Co.	9/20/18	CSFBI	165	4	(1.000)	(2)
El Du Pont De Nemours & Co.	9/20/18	BNPSW	125	3	(1.000)	(1)
Federal Express Corp.	12/20/18	GSCM	520	8	(1.000)	(3)
McKesson Corp.	3/20/19	JPMC	430	15	(1.000)	—
McKesson Corp.	3/20/19	JPMC	430	15	(1.000)	1
Morgan Stanley	9/20/15	BARC	200	(3)	(1.000)	(5)
PPG Industries Inc.	3/20/18	GSCM	240	3	(1.000)	(5)
Republic of Korea	9/20/18	JPMC	200	2	(1.000)	(3)
Republic of Turkey	3/20/19	BARC	200	(14)	(1.000)	(4)
Republic of Turkey	3/20/19	GSCM	200	(13)	(1.000)	(3)
United Mexican States	12/20/18	GSCM	400	(1)	(1.000)	(6)
United Mexican States	12/20/18	GSCM	500	(2)	(1.000)	(7)
United Mexican States	12/20/18	DBAG	100	(1)	(1.000)	(2)
Wells Fargo	3/20/15	GSCM	280	—	(1.000)	(3)
			6,495			(73)
						33
1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps

			Fixed Interest	Floating Interest		Unrealized
		Notional	Rate Received	Rate Received		Appreciation
Termination		Amount	(Paid)	(Paid)		(Depreciation)
Date	Clearinghouse[1]	($000)	(%)	(%)		($000)

7/15/14	CME	6,000	(0.181)	0.155	2	—

Vanguard Short-Term Investment-Grade Portfolio

	3/15/15	CME	1,000	0.326	(0.155)	2	1
	6/15/15	CME	4,000	0.443	(0.155)	2	9
	12/15/15	CME	3,000	0.327	(0.155)	2	(2)
	2/15/15	LCH	2,250	0.700	(0.155)	2	11
	3/15/16	LCH	4,000	0.579	(0.155)	2	9
	6/15/16	LCH	4,000	0.446	(0.155)	2	(10)
							18

1	CME—Chicago Mercantile Exchange.
	LCH—London Clearing House.
2	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Over-the-Counter Interest Rate Swaps
				Fixed Interest			Unrealized
			Notional	Rate Received	Floating Interest		Appreciation
	Termination		Amount	(Paid)	Rate Received		(Depreciation)
	Date	Counterparty[1]	($000)	(%)	(Paid) (%)		($000)
	10/14/14	WFC	180	1.861	(0.242)	3	2
	2/7/15	BARC	2,000	0.335	(0.156)	2	3
	4/1/15	BNPSW	145	0.407	(0.247)	3	—
	11/7/15	BOANA	5,000	0.375	(0.156)	2	4
	11/7/15	BOANA	5,000	0.374	(0.156)	2	3
	6/1/16	WFC	350	2.910	(0.236)	3	17
	6/1/16	WFC	25	0.566	(0.236)	3	—
	11/7/17	BOANA	3,000	(0.723)	0.156	2	51
	11/7/17	BOANA	4,000	(0.716)	0.156	2	69
	2/7/18	BARC	3,000	(0.957)	0.156	2	40
	2/7/19	WFC	4,000	(1.220)	0.156	2	88
							277

1	BARC—Barclays Bank plc.
	BNPSW—BNP Paribas.
	BOANA—Bank of America, N.A.
	WFC—Wells Fargo Bank N.A.
2	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Vanguard Short-Term Investment-Grade Portfolio

3 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Cross-Currency Swaps

				Notional
				Amount	Notional
				of	Amount of		Unrealized
Fixed Interest	Fixed			Currency	Currency	Market	Appreciation
Rate	Interest	Termination		Received	Delivered	Value	(Depreciation)
Received	Rate Paid	Date	Counterparty[1]	($000)	(000)	($000)	($000)
USD 4.685%	EUR 4.250%	1/16/17	MSCS	1,352	EUR 1,000	392	(31)
USD 7.625%	EUR 6.934%	4/9/18	BARC	316	EUR 230	107	(3)
USD 7.653%	EUR 6.934%	4/9/18	MSCS	370	EUR 270	124	(5)
USD 3.221%	EUR 2.125%	12/1/20	BARC	329	EUR 240	94	(4)
USD 5.693%	GBP 6.125%	5/14/17	BARC	381	GBP 230	174	(3)
USD 5.686%	GBP 6.125%	5/14/17	BARC	317	GBP 191	145	(2)
USD 2.886%	EUR 2.250%	12/4/17	BARC	906	EUR 650	269	6
USD 6.653%	EUR 6.375%	4/4/16	MSCS	447	EUR 325	133	(6)
USD 5.618%	EUR 5.000%	3/15/17	BARC	275	EUR 200	85	(1)
USD 3.038%	EUR 2.000%	1/14/19	BARC	476	EUR 345	10	—
USD 5.575%	EUR 5.000%	3/15/17	JPMC	276	EUR 200	11	—
						1,544	(49)

1 BARC—Barclays Bank plc.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services LLC.
EUR—Euro.
GBP—British Pound.

At March 31, 2014, counterparties had deposited in segregated accounts securities with a value of $189,000 in connection with open swap contracts. In the event of default or bankruptcy by a counterparty, the portfolio may sell or retain the securities, however such action may be subject to legal proceedings.

G. At March 31, 2014, the cost of investment securities for tax purposes was $1,162,500,000. Net unrealized appreciation of investment securities for tax purposes was $6,751,000, consisting of unrealized gains of $12,399,000 on securities that had risen in value since their purchase and $5,648,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Portfolio

Schedule of Investments
As of March 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (65.2%)
U.S. Government Securities (38.9%)
United States Treasury Note/Bond	0.250%	5/15/15	4,575	4,580
United States Treasury Note/Bond	4.125%	5/15/15	2,450	2,558
United States Treasury Note/Bond	0.250%	5/31/15	3,805	3,809
United States Treasury Note/Bond	2.125%	5/31/15	575	588
United States Treasury Note/Bond	0.375%	6/15/15	23,500	23,559
United States Treasury Note/Bond	1.875%	6/30/15	2,200	2,246
United States Treasury Note/Bond	0.250%	7/15/15	4,685	4,689
United States Treasury Note/Bond	0.250%	7/31/15	5,600	5,605
United States Treasury Note/Bond	1.750%	7/31/15	2,750	2,807
United States Treasury Note/Bond	0.250%	8/15/15	10,350	10,358
United States Treasury Note/Bond	4.250%	8/15/15	1,600	1,689
United States Treasury Note/Bond	10.625%	8/15/15	35	40
United States Treasury Note/Bond	0.250%	9/15/15	7,950	7,954
United States Treasury Note/Bond	0.250%	9/30/15	7,945	7,948
United States Treasury Note/Bond	0.250%	10/15/15	1,160	1,160
United States Treasury Note/Bond	0.250%	10/31/15	10,000	9,998
United States Treasury Note/Bond	1.250%	10/31/15	1,250	1,269
United States Treasury Note/Bond	0.375%	11/15/15	8,475	8,488
United States Treasury Note/Bond	4.500%	11/15/15	600	641
United States Treasury Note/Bond	9.875%	11/15/15	1,450	1,674
United States Treasury Note/Bond	0.250%	11/30/15	125	125
United States Treasury Note/Bond	1.375%	11/30/15	6,110	6,219
United States Treasury Note/Bond	0.250%	12/15/15	7,426	7,418
United States Treasury Note/Bond	0.250%	12/31/15	9,525	9,513
United States Treasury Note/Bond	2.125%	12/31/15	1,775	1,831
United States Treasury Note/Bond	0.375%	1/15/16	6,443	6,447
United States Treasury Note/Bond	0.375%	2/15/16	22,020	22,020
United States Treasury Note/Bond	4.500%	2/15/16	3,750	4,040
United States Treasury Note/Bond	9.250%	2/15/16	75	87
United States Treasury Note/Bond	0.250%	2/29/16	22,775	22,714
United States Treasury Note/Bond	2.125%	2/29/16	2,350	2,428
United States Treasury Note/Bond	0.375%	3/31/16	4,950	4,945
United States Treasury Note/Bond	2.375%	3/31/16	1,725	1,792
United States Treasury Note/Bond	0.250%	4/15/16	2,450	2,440
United States Treasury Note/Bond	2.000%	4/30/16	9,575	9,877
United States Treasury Note/Bond	2.625%	4/30/16	1,375	1,437
United States Treasury Note/Bond	0.250%	5/15/16	15,140	15,064
United States Treasury Note/Bond	5.125%	5/15/16	10,725	11,774
United States Treasury Note/Bond	7.250%	5/15/16	685	782
United States Treasury Note/Bond	1.750%	5/31/16	2,575	2,643
United States Treasury Note/Bond	3.250%	5/31/16	575	609
United States Treasury Note/Bond	3.250%	6/30/16	700	742
United States Treasury Note/Bond	0.625%	7/15/16	5,550	5,558
United States Treasury Note/Bond	1.500%	7/31/16	2,325	2,374
United States Treasury Note/Bond	3.250%	7/31/16	1,825	1,939
United States Treasury Note/Bond	0.625%	8/15/16	3,235	3,236
United States Treasury Note/Bond	4.875%	8/15/16	1,500	1,651
United States Treasury Note/Bond	1.000%	8/31/16	4,000	4,036
United States Treasury Note/Bond	3.000%	8/31/16	5,050	5,339

United States Treasury Note/Bond	0.875%	9/15/16	6,745	6,783
United States Treasury Note/Bond	3.000%	9/30/16	5,850	6,190
United States Treasury Note/Bond	0.625%	10/15/16	6,775	6,764
United States Treasury Note/Bond	1.000%	10/31/16	1,270	1,280
United States Treasury Note/Bond	3.125%	10/31/16	2,000	2,124
United States Treasury Note/Bond	0.625%	11/15/16	9,950	9,924
United States Treasury Note/Bond	4.625%	11/15/16	250	275
United States Treasury Note/Bond	7.500%	11/15/16	2,100	2,469
United States Treasury Note/Bond	0.875%	11/30/16	2,500	2,509
United States Treasury Note/Bond	2.750%	11/30/16	20,150	21,214
United States Treasury Note/Bond	0.875%	12/31/16	10,535	10,560
United States Treasury Note/Bond	0.750%	1/15/17	7,460	7,451
United States Treasury Note/Bond	0.875%	1/31/17	550	551
United States Treasury Note/Bond	3.125%	1/31/17	1,925	2,049
United States Treasury Note/Bond	0.625%	2/15/17	9,475	9,416
United States Treasury Note/Bond	4.625%	2/15/17	200	222
United States Treasury Note/Bond	0.875%	2/28/17	105	105
United States Treasury Note/Bond	3.000%	2/28/17	725	770
United States Treasury Note/Bond	0.750%	3/15/17	9,725	9,690
United States Treasury Note/Bond	1.000%	3/31/17	155	155
United States Treasury Note/Bond	3.250%	3/31/17	10,575	11,312
United States Treasury Note/Bond	0.875%	4/30/17	2,255	2,250
United States Treasury Note/Bond	4.500%	5/15/17	6,420	7,116
United States Treasury Note/Bond	8.750%	5/15/17	5,125	6,351
United States Treasury Note/Bond	0.625%	5/31/17	1,675	1,656
United States Treasury Note/Bond	2.750%	5/31/17	530	559
United States Treasury Note/Bond	2.500%	6/30/17	13,100	13,712
United States Treasury Note/Bond	0.500%	7/31/17	257	252
United States Treasury Note/Bond	2.375%	7/31/17	3,775	3,935
United States Treasury Note/Bond	4.750%	8/15/17	2,175	2,439
United States Treasury Note/Bond	8.875%	8/15/17	5,650	7,110
United States Treasury Note/Bond	0.625%	8/31/17	1,500	1,475
United States Treasury Note/Bond	1.875%	8/31/17	5,600	5,742
United States Treasury Note/Bond	0.625%	9/30/17	11,310	11,101
United States Treasury Note/Bond	0.750%	10/31/17	6,420	6,318
United States Treasury Note/Bond	1.875%	10/31/17	2,325	2,381
United States Treasury Note/Bond	4.250%	11/15/17	975	1,080
United States Treasury Note/Bond	0.625%	11/30/17	2,225	2,176
United States Treasury Note/Bond	0.750%	12/31/17	305	299
United States Treasury Note/Bond	0.875%	1/31/18	14,225	13,996
United States Treasury Note/Bond	2.625%	1/31/18	100	105
United States Treasury Note/Bond	0.750%	2/28/18	2,675	2,614
United States Treasury Note/Bond	2.750%	2/28/18	1,000	1,054
United States Treasury Note/Bond	0.750%	3/31/18	4,970	4,848
United States Treasury Note/Bond	0.625%	4/30/18	3,175	3,076
United States Treasury Note/Bond	2.625%	4/30/18	1,275	1,338
United States Treasury Note/Bond	3.875%	5/15/18	523	575
United States Treasury Note/Bond	9.125%	5/15/18	50	66
United States Treasury Note/Bond	1.000%	5/31/18	10,155	9,971
United States Treasury Note/Bond	2.375%	5/31/18	2,350	2,440
United States Treasury Note/Bond	2.375%	6/30/18	4,750	4,930
United States Treasury Note/Bond	1.375%	7/31/18	3,000	2,983
United States Treasury Note/Bond	2.250%	7/31/18	6,250	6,449
United States Treasury Note/Bond	4.000%	8/15/18	705	781
United States Treasury Note/Bond	1.500%	8/31/18	4,600	4,593
United States Treasury Note/Bond	1.375%	9/30/18	15,803	15,667
United States Treasury Note/Bond	1.750%	10/31/18	8,675	8,735

United States Treasury Note/Bond	3.750%	11/15/18	5,275	5,784
United States Treasury Note/Bond	1.250%	11/30/18	7,280	7,155
United States Treasury Note/Bond	1.375%	11/30/18	5,030	4,975
United States Treasury Note/Bond	1.500%	12/31/18	4,250	4,219
United States Treasury Note/Bond	1.500%	1/31/19	3,025	3,000
United States Treasury Note/Bond	2.750%	2/15/19	2,400	2,520
United States Treasury Note/Bond	8.875%	2/15/19	260	349
United States Treasury Note/Bond	1.375%	2/28/19	575	566
United States Treasury Note/Bond	1.500%	2/28/19	4,400	4,357
United States Treasury Note/Bond	1.500%	3/31/19	575	569
United States Treasury Note/Bond	1.625%	3/31/19	8,675	8,633
United States Treasury Note/Bond	1.250%	4/30/19	275	268
United States Treasury Note/Bond	3.125%	5/15/19	200	213
United States Treasury Note/Bond	1.125%	5/31/19	1,700	1,643
United States Treasury Note/Bond	1.000%	6/30/19	2,300	2,204
United States Treasury Note/Bond	3.625%	8/15/19	1,857	2,028
United States Treasury Note/Bond	8.125%	8/15/19	117	155
United States Treasury Note/Bond	1.000%	8/31/19	575	549
United States Treasury Note/Bond	1.000%	9/30/19	575	548
United States Treasury Note/Bond	1.250%	10/31/19	625	603
United States Treasury Note/Bond	3.375%	11/15/19	11,485	12,386
United States Treasury Note/Bond	1.125%	12/31/19	5	5
United States Treasury Note/Bond	1.375%	1/31/20	864	834
United States Treasury Note/Bond	3.625%	2/15/20	24,175	26,385
United States Treasury Note/Bond	8.500%	2/15/20	137	187
United States Treasury Note/Bond	1.250%	2/29/20	1,868	1,785
United States Treasury Note/Bond	1.125%	3/31/20	8,900	8,430
United States Treasury Note/Bond	1.125%	4/30/20	19,400	18,333
United States Treasury Note/Bond	3.500%	5/15/20	3,515	3,808
United States Treasury Note/Bond	1.375%	5/31/20	400	383
United States Treasury Note/Bond	1.875%	6/30/20	14,725	14,509
United States Treasury Note/Bond	2.000%	7/31/20	4,730	4,693
United States Treasury Note/Bond	8.750%	8/15/20	8,425	11,790
United States Treasury Note/Bond	1.750%	10/31/20	7,150	6,944
United States Treasury Note/Bond	2.625%	11/15/20	7,055	7,238
United States Treasury Note/Bond	2.000%	11/30/20	5,375	5,295
United States Treasury Note/Bond	2.375%	12/31/20	8,150	8,215
United States Treasury Note/Bond	2.125%	1/31/21	3,950	3,912
United States Treasury Note/Bond	3.625%	2/15/21	8,225	8,949
United States Treasury Note/Bond	7.875%	2/15/21	1,180	1,609
United States Treasury Note/Bond	2.000%	2/28/21	3,850	3,778
United States Treasury Note/Bond	2.250%	3/31/21	7,625	7,599
United States Treasury Note/Bond	3.125%	5/15/21	2,950	3,108
United States Treasury Note/Bond	2.125%	8/15/21	156	153
United States Treasury Note/Bond	2.000%	11/15/21	1,065	1,033
United States Treasury Note/Bond	8.000%	11/15/21	1,070	1,492
United States Treasury Note/Bond	2.000%	2/15/22	10	10
United States Treasury Note/Bond	1.750%	5/15/22	212	200
United States Treasury Note/Bond	1.625%	8/15/22	1,296	1,205
United States Treasury Note/Bond	7.250%	8/15/22	100	136
United States Treasury Note/Bond	1.625%	11/15/22	7,082	6,555
United States Treasury Note/Bond	7.625%	11/15/22	40	56
United States Treasury Note/Bond	2.000%	2/15/23	1,123	1,068
United States Treasury Note/Bond	7.125%	2/15/23	1,690	2,308
United States Treasury Note/Bond	1.750%	5/15/23	18,720	17,342
United States Treasury Note/Bond	2.500%	8/15/23	7,160	7,059
United States Treasury Note/Bond	6.250%	8/15/23	6,565	8,569

United States Treasury Note/Bond	2.750%	11/15/23	8,111	8,149
United States Treasury Note/Bond	2.750%	2/15/24	13,900	13,933
United States Treasury Note/Bond	7.500%	11/15/24	25	36
United States Treasury Note/Bond	6.875%	8/15/25	4,955	6,919
United States Treasury Note/Bond	6.000%	2/15/26	1,460	1,919
United States Treasury Note/Bond	6.750%	8/15/26	5	7
United States Treasury Note/Bond	6.500%	11/15/26	765	1,053
United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,484
United States Treasury Note/Bond	6.375%	8/15/27	185	254
United States Treasury Note/Bond	5.500%	8/15/28	955	1,221
United States Treasury Note/Bond	5.250%	11/15/28	1,435	1,794
United States Treasury Note/Bond	5.250%	2/15/29	1,140	1,426
United States Treasury Note/Bond	6.125%	8/15/29	1,730	2,358
United States Treasury Note/Bond	6.250%	5/15/30	550	763
United States Treasury Note/Bond	4.500%	2/15/36	425	499
United States Treasury Note/Bond	4.375%	2/15/38	800	922
United States Treasury Note/Bond	4.500%	5/15/38	28	33
United States Treasury Note/Bond	3.500%	2/15/39	1,195	1,199
United States Treasury Note/Bond	4.250%	5/15/39	2,932	3,319
United States Treasury Note/Bond	4.500%	8/15/39	2,306	2,711
United States Treasury Note/Bond	4.375%	11/15/39	2,817	3,251
United States Treasury Note/Bond	4.625%	2/15/40	2,350	2,817
United States Treasury Note/Bond	4.375%	5/15/40	985	1,137
United States Treasury Note/Bond	3.875%	8/15/40	6,315	6,729
United States Treasury Note/Bond	4.250%	11/15/40	5,375	6,087
United States Treasury Note/Bond	4.750%	2/15/41	3,156	3,861
United States Treasury Note/Bond	3.125%	11/15/41	320	297
United States Treasury Note/Bond	3.125%	2/15/42	365	338
United States Treasury Note/Bond	3.000%	5/15/42	7,450	6,716
United States Treasury Note/Bond	2.750%	8/15/42	4,060	3,466
United States Treasury Note/Bond	2.750%	11/15/42	18,635	15,875
United States Treasury Note/Bond	3.125%	2/15/43	5,200	4,786
United States Treasury Note/Bond	2.875%	5/15/43	1,750	1,527
United States Treasury Note/Bond	3.625%	8/15/43	10,580	10,709
United States Treasury Note/Bond	3.750%	11/15/43	6,515	6,745
				914,765
Agency Bonds and Notes (3.6%)
Arab Republic of Egypt	4.450%	9/15/15	650	674
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	75	77
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	100	103
1 Federal Farm Credit Banks	0.500%	6/23/15	200	201
1 Federal Farm Credit Banks	1.500%	11/16/15	200	204
1 Federal Farm Credit Banks	4.875%	12/16/15	175	188
1 Federal Farm Credit Banks	1.050%	3/28/16	100	101
1 Federal Farm Credit Banks	5.125%	8/25/16	225	249
1 Federal Farm Credit Banks	4.875%	1/17/17	250	278
1 Federal Farm Credit Banks	5.150%	11/15/19	500	578
1 Federal Farm Credit Banks	3.500%	12/20/23	75	77
1 Federal Home Loan Banks	0.375%	8/28/15	900	901
1 Federal Home Loan Banks	3.125%	3/11/16	875	920
1 Federal Home Loan Banks	5.375%	5/18/16	1,000	1,103
1 Federal Home Loan Banks	5.625%	6/13/16	75	83
1 Federal Home Loan Banks	0.375%	6/24/16	500	498
1 Federal Home Loan Banks	5.125%	10/19/16	525	582
1 Federal Home Loan Banks	4.750%	12/16/16	1,200	1,327
1 Federal Home Loan Banks	0.625%	12/28/16	350	348
1 Federal Home Loan Banks	4.875%	5/17/17	550	615

1 Federal Home Loan Banks	1.000%	6/21/17	400	399
1 Federal Home Loan Banks	5.000%	11/17/17	225	255
1 Federal Home Loan Banks	5.375%	8/15/18	150	174
1 Federal Home Loan Banks	1.875%	3/13/20	75	74
1 Federal Home Loan Banks	4.125%	3/13/20	300	333
1 Federal Home Loan Banks	5.250%	12/11/20	425	499
1 Federal Home Loan Banks	5.625%	6/11/21	35	42
1 Federal Home Loan Banks	2.125%	3/10/23	1,250	1,163
1 Federal Home Loan Banks	5.500%	7/15/36	1,400	1,714
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	2,000	2,006
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	700	715
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	625	685
2 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	1,000	1,000
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	325	339
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	1,375	1,529
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	775	801
2 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	900	903
2 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	600	600
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	1,000	1,002
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	5,000	5,038
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	625	625
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	500	498
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	700	695
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	200	227
2 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	700	685
2 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	1,000	979
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	550	626
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	625	683
2 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	1,150	1,141
2 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	700	674
2 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	1,150	1,103
2 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,300	1,240
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	780
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	175
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,114
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	668
2 Federal National Mortgage Assn.	0.500%	5/27/15	900	903
2 Federal National Mortgage Assn.	0.500%	7/2/15	325	326
2 Federal National Mortgage Assn.	2.375%	7/28/15	2,250	2,314
2 Federal National Mortgage Assn.	0.500%	9/28/15	1,300	1,304
2 Federal National Mortgage Assn.	4.375%	10/15/15	2,725	2,895
2 Federal National Mortgage Assn.	1.625%	10/26/15	450	459
2 Federal National Mortgage Assn.	0.375%	12/21/15	675	675
2 Federal National Mortgage Assn.	5.000%	3/15/16	150	163
2 Federal National Mortgage Assn.	0.500%	3/30/16	975	977
2 Federal National Mortgage Assn.	2.375%	4/11/16	450	467
2 Federal National Mortgage Assn.	0.375%	7/5/16	1,000	996
2 Federal National Mortgage Assn.	0.625%	8/26/16	650	650
2 Federal National Mortgage Assn.	5.250%	9/15/16	325	361
2 Federal National Mortgage Assn.	1.250%	9/28/16	1,125	1,140
2 Federal National Mortgage Assn.	1.375%	11/15/16	1,175	1,194
2 Federal National Mortgage Assn.	1.250%	1/30/17	1,000	1,011
2 Federal National Mortgage Assn.	5.000%	2/13/17	1,925	2,149
2 Federal National Mortgage Assn.	0.750%	4/20/17	500	497
2 Federal National Mortgage Assn.	1.125%	4/27/17	2,950	2,963
2 Federal National Mortgage Assn.	5.000%	5/11/17	2,000	2,244
2 Federal National Mortgage Assn.	5.375%	6/12/17	1,000	1,135

2	Federal National Mortgage Assn.	0.875%	10/26/17	900	889
2	Federal National Mortgage Assn.	0.875%	12/20/17	1,500	1,476
2	Federal National Mortgage Assn.	0.875%	2/8/18	2,500	2,454
2	Federal National Mortgage Assn.	0.875%	5/21/18	510	498
2	Federal National Mortgage Assn.	1.875%	9/18/18	1,825	1,844
2	Federal National Mortgage Assn.	1.625%	11/27/18	1,330	1,325
2	Federal National Mortgage Assn.	1.875%	2/19/19	500	502
2	Federal National Mortgage Assn.	0.000%	10/9/19	275	237
2	Federal National Mortgage Assn.	6.250%	5/15/29	175	230
2	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,313
2	Federal National Mortgage Assn.	7.250%	5/15/30	300	432
2	Federal National Mortgage Assn.	6.625%	11/15/30	300	412
2	Federal National Mortgage Assn.	5.625%	7/15/37	275	344
1	Financing Corp.	9.650%	11/2/18	225	301
	Hashemite Kingdom of Jordan	2.503%	10/30/20	225	224
	Private Export Funding Corp.	1.375%	2/15/17	25	25
	Private Export Funding Corp.	2.250%	12/15/17	125	128
	Private Export Funding Corp.	1.875%	7/15/18	100	101
	Private Export Funding Corp.	4.375%	3/15/19	200	221
	Private Export Funding Corp.	1.450%	8/15/19	100	96
	Private Export Funding Corp.	4.300%	12/15/21	100	110
	Private Export Funding Corp.	2.800%	5/15/22	125	123
	Private Export Funding Corp.	2.050%	11/15/22	1,075	995
	Private Export Funding Corp.	3.550%	1/15/24	100	101
	Private Export Funding Corp.	2.450%	7/15/24	100	91
	State of Israel	5.500%	12/4/23	50	59
	State of Israel	5.500%	4/26/24	475	565
1	Tennessee Valley Authority	5.500%	7/18/17	275	314
1	Tennessee Valley Authority	4.500%	4/1/18	175	195
1	Tennessee Valley Authority	1.750%	10/15/18	150	150
1	Tennessee Valley Authority	3.875%	2/15/21	250	269
1	Tennessee Valley Authority	1.875%	8/15/22	175	160
1	Tennessee Valley Authority	6.750%	11/1/25	50	65
1	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,369
1	Tennessee Valley Authority	4.650%	6/15/35	175	184
1	Tennessee Valley Authority	5.880%	4/1/36	250	305
1	Tennessee Valley Authority	5.500%	6/15/38	100	118
1	Tennessee Valley Authority	5.250%	9/15/39	225	254
1	Tennessee Valley Authority	3.500%	12/15/42	200	170
1	Tennessee Valley Authority	4.875%	1/15/48	100	104
1	Tennessee Valley Authority	5.375%	4/1/56	50	56
1	Tennessee Valley Authority	4.625%	9/15/60	180	173
					85,096
Conventional Mortgage-Backed Securities (21.9%)
[2,3] Fannie Mae Pool		2.000%	8/1/28–10/1/28	1,677	1,629
2,3,4Fannie Mae Pool		2.500%	4/1/28–1/1/43	12,941	12,889
2,3,4Fannie Mae Pool		3.000%	11/1/25–4/1/44	37,545	37,165
2,3,4Fannie Mae Pool		3.500%	9/1/25–4/1/44	41,580	42,346
2,3,4Fannie Mae Pool		4.000%	8/1/18–4/1/44	38,297	40,050
2,3,4Fannie Mae Pool		4.500%	2/1/18–4/1/44	27,723	29,642
2,3,4Fannie Mae Pool		5.000%	3/1/17–4/1/44	20,894	22,775
[2,3] Fannie Mae Pool		5.500%	9/1/14–4/1/40	15,896	17,531
[2,3] Fannie Mae Pool		6.000%	4/1/16–7/1/40	11,074	12,346
[2,3] Fannie Mae Pool		6.500%	11/1/14–10/1/39	4,014	4,515
[2,3] Fannie Mae Pool		7.000%	9/1/14–11/1/37	1,088	1,225
[2,3] Fannie Mae Pool		7.500%	11/1/22–2/1/32	106	115
[2,3] Fannie Mae Pool		8.000%	8/1/17–11/1/30	58	64

[2,3] Fannie Mae Pool		8.500%	7/1/22–4/1/31	18	20
[2,3] Fannie Mae Pool		9.000%	7/1/22–12/1/24	2	2
[2,3] Fannie Mae Pool		9.500%	12/1/18–2/1/25	3	3
[2,3] Fannie Mae Pool		10.000%	8/1/20–8/1/21	1	1
[2,3] Freddie Mac Gold Pool		2.000%	8/1/28	457	444
2,3,4Freddie Mac Gold Pool		2.500%	6/1/28–2/1/43	10,782	10,717
2,3,4Freddie Mac Gold Pool		3.000%	3/1/27–10/1/43	20,235	20,065
2,3,4Freddie Mac Gold Pool		3.500%	9/1/25–4/1/44	23,217	23,593
2,3,4Freddie Mac Gold Pool		4.000%	5/1/14–4/1/44	23,089	24,081
2,3,4Freddie Mac Gold Pool		4.500%	1/1/18–4/1/44	19,485	20,784
2,3,4Freddie Mac Gold Pool		5.000%	10/1/17–4/1/44	12,951	14,068
2,3,4Freddie Mac Gold Pool		5.500%	8/1/16–4/1/44	11,108	12,216
2,3,4Freddie Mac Gold Pool		6.000%	4/1/14–4/1/44	7,564	8,417
[2,3] Freddie Mac Gold Pool		6.500%	7/1/14–4/1/39	2,341	2,637
[2,3] Freddie Mac Gold Pool		7.000%	1/1/15–2/1/37	740	843
[2,3] Freddie Mac Gold Pool		7.500%	10/1/15–10/1/30	54	65
[2,3] Freddie Mac Gold Pool		8.000%	12/1/15–7/1/30	52	60
[2,3] Freddie Mac Gold Pool		8.500%	4/1/23–11/1/30	29	34
[2,3] Freddie Mac Gold Pool		9.000%	5/1/27–5/1/30	6	6
[2,3] Freddie Mac Gold Pool		10.000%	3/1/17	1	1
[2,3] Freddie Mac Non Gold Pool		10.000%	11/1/19	1	1
[3,4] Ginnie Mae I Pool		3.000%	1/15/26–4/1/44	4,386	4,338
[3,4] Ginnie Mae I Pool		3.500%	11/15/25–4/1/44	5,022	5,155
[3,4] Ginnie Mae I Pool		4.000%	10/15/24–4/1/44	8,967	9,434
[3,4] Ginnie Mae I Pool		4.500%	8/15/18–4/1/44	11,455	12,385
[3,4] Ginnie Mae I Pool		5.000%	1/15/18–4/1/44	6,928	7,594
3	Ginnie Mae I Pool	5.500%	6/15/18–12/15/40	4,444	4,941
3	Ginnie Mae I Pool	6.000%	2/15/17–3/15/40	3,514	3,947
3	Ginnie Mae I Pool	6.500%	11/15/23–2/15/39	1,039	1,162
3	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	185	205
3	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	76	90
3	Ginnie Mae I Pool	8.000%	2/15/22–10/15/30	50	54
3	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	10	10
3	Ginnie Mae I Pool	9.000%	4/15/16–7/15/30	13	13
3	Ginnie Mae I Pool	9.500%	12/15/21	3	3
3	Ginnie Mae I Pool	10.000%	5/15/20	1	1
3	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	622	628
[3,4] Ginnie Mae II Pool		3.000%	2/20/27–4/1/44	17,287	17,086
[3,4] Ginnie Mae II Pool		3.500%	9/20/25–4/1/44	28,037	28,693
[3,4] Ginnie Mae II Pool		4.000%	9/20/25–4/1/44	18,896	19,870
[3,4] Ginnie Mae II Pool		4.500%	6/20/39–4/1/44	17,615	19,049
3	Ginnie Mae II Pool	5.000%	3/20/18–7/20/43	10,736	11,784
3	Ginnie Mae II Pool	5.500%	6/20/34–8/20/41	3,248	3,596
3	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	1,976	2,214
3	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	763	863
3	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	71	80
					513,545
Nonconventional Mortgage-Backed Securities (0.8%)
2,3,5Fannie Mae Pool		1.438%	4/1/37	36	37
2,3,5Fannie Mae Pool		1.961%	9/1/37	71	76
[2,3] Fannie Mae Pool		2.110%	3/1/43	255	257
[2,3] Fannie Mae Pool		2.196%	9/1/42	258	264
[2,3] Fannie Mae Pool		2.202%	6/1/43	271	269
[2,3] Fannie Mae Pool		2.207%	12/1/41	177	184
2,3,5Fannie Mae Pool		2.224%	8/1/37	64	68
2,3,5Fannie Mae Pool		2.225%	12/1/33	24	25
2,3,5Fannie Mae Pool		2.234%	11/1/36	83	89

2,3,5Fannie Mae Pool	2.235%	6/1/37	42	44
[2,3] Fannie Mae Pool	2.243%	10/1/42	182	186
2,3,5Fannie Mae Pool	2.248%	2/1/36	29	29
[2,3] Fannie Mae Pool	2.265%	7/1/43	301	295
2,3,5Fannie Mae Pool	2.273%	9/1/34	21	22
2,3,5Fannie Mae Pool	2.278%	8/1/35	167	178
2,3,5Fannie Mae Pool	2.392%	12/1/35	79	84
2,3,5Fannie Mae Pool	2.398%	1/1/37	74	80
[2,3] Fannie Mae Pool	2.404%	5/1/42	401	403
[2,3] Fannie Mae Pool	2.409%	7/1/42	251	256
2,3,5Fannie Mae Pool	2.415%	6/1/36	2	2
2,3,5Fannie Mae Pool	2.437%	1/1/35	118	127
[2,3] Fannie Mae Pool	2.444%	5/1/43	500	506
[2,3] Fannie Mae Pool	2.467%	10/1/42	230	234
[2,3] Fannie Mae Pool	2.514%	12/1/40	140	146
[2,3] Fannie Mae Pool	2.520%	10/1/40	185	195
2,3,5Fannie Mae Pool	2.560%	11/1/33	29	31
[2,3] Fannie Mae Pool	2.620%	12/1/41	176	182
[2,3] Fannie Mae Pool	2.621%	11/1/41	168	175
[2,3] Fannie Mae Pool	2.681%	1/1/42	188	195
2,3,5Fannie Mae Pool	2.719%	11/1/34	35	37
[2,3] Fannie Mae Pool	2.775%	3/1/42	225	230
[2,3] Fannie Mae Pool	2.782%	1/1/42	151	156
[2,3] Fannie Mae Pool	2.815%	11/1/41	169	175
[2,3] Fannie Mae Pool	2.827%	3/1/41	108	113
[2,3] Fannie Mae Pool	2.920%	5/1/42	79	83
[2,3] Fannie Mae Pool	2.922%	12/1/40	87	91
[2,3] Fannie Mae Pool	2.997%	3/1/42	146	154
[2,3] Fannie Mae Pool	3.014%	9/1/43	296	315
[2,3] Fannie Mae Pool	3.036%	3/1/41	208	217
[2,3] Fannie Mae Pool	3.085%	2/1/41	90	93
[2,3] Fannie Mae Pool	3.128%	2/1/41	79	80
[2,3] Fannie Mae Pool	3.138%	2/1/41	112	117
[2,3] Fannie Mae Pool	3.162%	12/1/40	115	121
[2,3] Fannie Mae Pool	3.213%	9/1/40	120	126
[2,3] Fannie Mae Pool	3.224%	8/1/40	148	154
[2,3] Fannie Mae Pool	3.236%	12/1/40	118	123
[2,3] Fannie Mae Pool	3.261%	10/1/40	91	94
[2,3] Fannie Mae Pool	3.262%	1/1/41	111	116
[2,3] Fannie Mae Pool	3.291%	5/1/41	144	151
[2,3] Fannie Mae Pool	3.293%	1/1/40	72	75
[2,3] Fannie Mae Pool	3.296%	11/1/40	63	65
[2,3] Fannie Mae Pool	3.306%	7/1/42	79	85
[2,3] Fannie Mae Pool	3.333%	8/1/42	202	209
[2,3] Fannie Mae Pool	3.420%	5/1/40	56	58
[2,3] Fannie Mae Pool	3.427%	1/1/40	149	155
[2,3] Fannie Mae Pool	3.432%	12/1/39	292	304
[2,3] Fannie Mae Pool	3.483%	5/1/40	36	38
[2,3] Fannie Mae Pool	3.505%	10/1/39	46	47
[2,3] Fannie Mae Pool	3.531%	3/1/40	173	180
[2,3] Fannie Mae Pool	3.543%	6/1/41	32	33
[2,3] Fannie Mae Pool	3.562%	7/1/41	216	222
[2,3] Fannie Mae Pool	3.573%	11/1/39	26	27
[2,3] Fannie Mae Pool	3.580%	8/1/39	64	68
[2,3] Fannie Mae Pool	3.608%	4/1/41	131	137
[2,3] Fannie Mae Pool	3.666%	11/1/39	58	60
[2,3] Fannie Mae Pool	3.696%	5/1/40	214	223

[2,3] Fannie Mae Pool	3.743%	7/1/39	32	34
[2,3] Fannie Mae Pool	3.744%	6/1/41	145	153
[2,3] Fannie Mae Pool	3.816%	9/1/40	185	196
[2,3] Fannie Mae Pool	3.830%	2/1/40	235	245
2,3,5Fannie Mae Pool	3.975%	10/1/38	112	118
[2,3] Fannie Mae Pool	4.221%	12/1/39	171	178
2,3,5Fannie Mae Pool	5.134%	11/1/39	72	78
[2,3] Fannie Mae Pool	5.177%	3/1/38	89	93
[2,3] Fannie Mae Pool	5.245%	7/1/36	36	37
[2,3] Fannie Mae Pool	5.259%	7/1/38	14	15
2,3,5Fannie Mae Pool	5.291%	8/1/39	147	158
[2,3] Fannie Mae Pool	5.527%	5/1/36	41	44
[2,3] Fannie Mae Pool	5.637%	4/1/37	61	65
[2,3] Fannie Mae Pool	5.789%	10/1/37	69	74
[2,3] Fannie Mae Pool	5.802%	12/1/37	84	91
[2,3] Fannie Mae Pool	5.988%	7/1/37	14	15
[2,3] Fannie Mae Pool	6.142%	10/1/37	99	105
[2,3,5] Freddie Mac Non Gold Pool	1.730%	6/1/37	44	45
[2,3,5] Freddie Mac Non Gold Pool	2.171%	7/1/35	49	52
[2,3,5] Freddie Mac Non Gold Pool	2.277%	12/1/36	25	26
[2,3,5] Freddie Mac Non Gold Pool	2.291%	10/1/37	30	32
[2,3,5] Freddie Mac Non Gold Pool	2.303%	3/1/37	12	12
[2,3,5] Freddie Mac Non Gold Pool	2.320%	2/1/37	15	16
[2,3,5] Freddie Mac Non Gold Pool	2.352%	1/1/35	9	10
[2,3,5] Freddie Mac Non Gold Pool	2.357%	12/1/34	49	52
[2,3,5] Freddie Mac Non Gold Pool	2.375%	11/1/34–5/1/36	97	102
[2,3,5] Freddie Mac Non Gold Pool	2.380%	12/1/36	88	92
[2,3,5] Freddie Mac Non Gold Pool	2.414%	12/1/35	44	47
[2,3,5] Freddie Mac Non Gold Pool	2.539%	8/1/37	86	92
[2,3] Freddie Mac Non Gold Pool	2.575%	2/1/42	143	149
[2,3] Freddie Mac Non Gold Pool	2.624%	12/1/40	82	84
[2,3] Freddie Mac Non Gold Pool	2.694%	11/1/40	73	75
[2,3] Freddie Mac Non Gold Pool	2.735%	12/1/40	139	143
[2,3] Freddie Mac Non Gold Pool	2.746%	10/1/36	45	47
[2,3] Freddie Mac Non Gold Pool	2.762%	2/1/42	99	104
[2,3] Freddie Mac Non Gold Pool	2.784%	1/1/41	114	116
[2,3] Freddie Mac Non Gold Pool	2.880%	2/1/41	153	159
[2,3] Freddie Mac Non Gold Pool	2.953%	2/1/41	44	46
[2,3] Freddie Mac Non Gold Pool	3.082%	6/1/41	80	84
[2,3] Freddie Mac Non Gold Pool	3.089%	3/1/41	74	77
[2,3] Freddie Mac Non Gold Pool	3.153%	11/1/40	150	154
[2,3] Freddie Mac Non Gold Pool	3.238%	6/1/40	81	83
[2,3] Freddie Mac Non Gold Pool	3.357%	5/1/40	32	34
[2,3] Freddie Mac Non Gold Pool	3.445%	5/1/40	36	38
[2,3] Freddie Mac Non Gold Pool	3.450%	8/1/40	144	147
[2,3] Freddie Mac Non Gold Pool	3.539%	4/1/40	94	98
[2,3] Freddie Mac Non Gold Pool	3.556%	11/1/39	169	176
[2,3] Freddie Mac Non Gold Pool	3.584%	6/1/40	90	95
[2,3] Freddie Mac Non Gold Pool	3.625%	6/1/40	173	180
[2,3] Freddie Mac Non Gold Pool	3.630%	1/1/40	110	114
[2,3] Freddie Mac Non Gold Pool	3.675%	9/1/40	165	169
[2,3] Freddie Mac Non Gold Pool	4.028%	3/1/40	217	227
[2,3] Freddie Mac Non Gold Pool	4.507%	5/1/38	8	9
[2,3] Freddie Mac Non Gold Pool	4.743%	12/1/35	72	76
[2,3] Freddie Mac Non Gold Pool	5.237%	3/1/38	126	132
[2,3] Freddie Mac Non Gold Pool	5.365%	1/1/38	23	24
[2,3] Freddie Mac Non Gold Pool	5.476%	2/1/36	33	35

[2,3] Freddie Mac Non Gold Pool		5.752%	9/1/37	55	58
[2,3] Freddie Mac Non Gold Pool		5.780%	10/1/37	2	2
[2,3] Freddie Mac Non Gold Pool		5.863%	5/1/37	78	83
[2,3] Freddie Mac Non Gold Pool		6.084%	12/1/36	63	66
3	Ginnie Mae II Pool	2.000%	6/20/43	206	212
[3,5] Ginnie Mae II Pool		2.500%	10/20/39–1/20/42	616	641
3	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	834	871
3	Ginnie Mae II Pool	3.500%	1/20/41–10/20/41	561	590
3	Ginnie Mae II Pool	3.750%	1/20/40	65	66
[3,5] Ginnie Mae II Pool		4.000%	10/20/38–10/20/41	925	965
3	Ginnie Mae II Pool	5.000%	7/20/38	15	16
					18,093
Total U.S. Government and Agency Obligations (Cost $1,511,088)					1,531,499
Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
3	AEP Texas Central Transition Funding II LLC
	2006-A	5.170%	1/1/18	100	111
3	Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	126	127
3	Ally Auto Receivables Trust 2011-4	1.140%	6/15/16	67	67
3	Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	140	139
3	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	50	50
3	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	25	25
3	Ally Auto Receivables Trust 2014-SN1	0.750%	2/21/17	75	75
3	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	50	50
3	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	18	18
3	AmeriCredit Automobile Receivables Trust
	2013-1	0.610%	10/10/17	41	41
3	AmeriCredit Automobile Receivables Trust
	2013-2	0.650%	12/8/17	26	26
3	AmeriCredit Automobile Receivables Trust
	2013-3	0.920%	4/9/18	64	64
3	AmeriCredit Automobile Receivables Trust
	2013-4	0.960%	4/9/18	20	20
3	AmeriCredit Automobile Receivables Trust
	2014-1	0.900%	2/8/19	25	25
3	AmeriCredit Automobile Receivables Trust
	2014-1	1.680%	7/8/19	25	25
3	Banc of America Commercial Mortgage Trust
	2005-1	5.171%	11/10/42	31	31
3	Banc of America Commercial Mortgage Trust
	2005-5	5.115%	10/10/45	700	733
3	Banc of America Commercial Mortgage Trust
	2005-6	5.182%	9/10/47	50	53
3	Banc of America Commercial Mortgage Trust
	2005-6	5.182%	9/10/47	90	95
3	Banc of America Commercial Mortgage Trust
	2006-1	5.372%	9/10/45	475	506
3	Banc of America Commercial Mortgage Trust
	2006-1	5.421%	9/10/45	5	5
3	Banc of America Commercial Mortgage Trust
	2006-2	5.731%	5/10/45	325	351
3	Banc of America Commercial Mortgage Trust
	2006-2	5.766%	5/10/45	85	90
3	Banc of America Commercial Mortgage Trust
	2006-4	5.634%	7/10/46	500	541

3 Banc of America Commercial Mortgage Trust
2006-5	5.414%	9/10/47	425	458
3 Banc of America Commercial Mortgage Trust
2006-5	5.448%	9/10/47	50	54
3 Banc of America Commercial Mortgage Trust
2008-1	6.246%	2/10/51	500	568
6 Bank of Scotland plc	5.250%	2/21/17	375	417
3 Bear Stearns Commercial Mortgage
Securities Trust 2004-PWR6	4.868%	11/11/41	60	61
3 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR10	5.405%	12/11/40	130	137
3 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR8	4.750%	6/11/41	110	113
3 Bear Stearns Commercial Mortgage
Securities Trust 2005-TOP20	5.138%	10/12/42	350	368
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR11	5.440%	3/11/39	125	133
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR12	5.751%	9/11/38	150	164
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR13	5.582%	9/11/41	95	104
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.576%	4/12/38	203	218
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.576%	4/12/38	125	135
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP24	5.568%	10/12/41	237	261
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.664%	6/11/40	84	85
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.716%	6/11/40	150	168
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.694%	6/11/50	150	168
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.888%	6/11/50	235	266
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	575	646
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.471%	1/12/45	69	76
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	190	206
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	825	924
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.793%	9/11/42	122	122
3 Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	82	81
3 Capital Auto Receivables Asset Trust 2013-3	1.040%	11/21/16	55	55
3 Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	53	53
3 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	30	30
3 Capital One Multi-asset Execution Trust 2006-
A3	5.050%	12/17/18	1,000	1,079
3 Capital One Multi-asset Execution Trust 2007-
A7	5.750%	7/15/20	225	256
3 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	55	55
3 CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	79	79
3 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	33	33
3 Carmax Auto Owner Trust 2013-3	0.970%	4/16/18	80	80

3 Carmax Auto Owner Trust 2013-3	1.490%	1/15/19	40	40
3 Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	25	25
3 Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	25	25
3 Carmax Auto Owner Trust 2014-1	0.790%	10/15/18	35	35
3 Carmax Auto Owner Trust 2014-1	1.320%	7/15/19	25	25
3 CD 2005-CD1 Commercial Mortgage Trust	5.216%	7/15/44	145	153
3 CD 2005-CD1 Commercial Mortgage Trust	5.216%	7/15/44	150	157
3 CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	250	274
3 CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	250	274
3 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	487	544
3 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.170%	8/1/19	44	46
3 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	26	30
3 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	350	344
3 Chase Issuance Trust 2006-A2	5.160%	4/16/18	397	430
3 Chase Issuance Trust 2012-A3	0.790%	6/15/17	237	237
3 Chase Issuance Trust 2012-A5	0.590%	8/15/17	100	100
3 Chase Issuance Trust 2012-A7	2.160%	9/16/24	313	293
3 Chase Issuance Trust 2013-A8	1.010%	10/15/18	225	224
3 Chase Issuance Trust 2014-A2	2.770%	3/15/23	225	225
3 Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	229	239
3 Citibank Credit Card Issuance Trust 2005-A2	4.850%	3/10/17	125	130
3 Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	301	323
3 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	250	285
3 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	245	278
3 Citibank Credit Card Issuance Trust 2009-A4	4.900%	6/23/16	525	530
3 Citibank Credit Card Issuance Trust 2013-A10	0.730%	2/7/18	100	100
3 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	100	101
3 Citigroup Commercial Mortgage Trust 2005-
C3	4.830%	5/15/43	175	182
3 Citigroup Commercial Mortgage Trust 2006-
C4	5.783%	3/15/49	412	444
3 Citigroup Commercial Mortgage Trust 2006-
C5	5.431%	10/15/49	110	120
3 Citigroup Commercial Mortgage Trust 2006-
C5	5.462%	10/15/49	100	110
3 Citigroup Commercial Mortgage Trust 2007-
C6	5.694%	12/10/49	600	667
3 Citigroup Commercial Mortgage Trust 2008-
C7	6.133%	12/10/49	536	607
3 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	75	73
3 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	100	97
3 Citigroup Commercial Mortgage Trust 2013-
GC15	3.161%	9/10/46	75	78
3 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	50	53
3 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	75	79
3 Citigroup Commercial Mortgage Trust 2014-
GC19	2.790%	3/10/47	37	38
3 Citigroup Commercial Mortgage Trust 2014-
GC19	3.552%	3/10/47	25	26

3	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	25	26
3	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.345%	3/10/47	25	26
3	COBALT CMBS Commercial Mortgage Trust
	2007-C3	5.771%	5/15/46	300	331
3	COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	458	479
3	COMM 2006-C7 Mortgage Trust	5.768%	6/10/46	526	567
3	COMM 2006-C7 Mortgage Trust	5.793%	6/10/46	100	108
3	COMM 2007-C9 Mortgage Trust	5.799%	12/10/49	550	619
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	57
3	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	65	66
[3,6] COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	78	77
3	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	125	120
3	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	30	31
3	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	30	31
3	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	40	41
3	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	50	53
3	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	30	32
3	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	24	24
3	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	50	51
3	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	50	52
3	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	50	51
3	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	50	52
3	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	25	26
3	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	25	26
3	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	65	63
3	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	50	49
3	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	71	72
3	COMM 2013-CCRE9 Mortgage Trust	4.237%	7/10/45	90	96
3	COMM 2013-CCRE9 Mortgage Trust	4.210%	8/10/46	20	21
3	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	40	41
3	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	40	42
3	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	104	100
3	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	58	56
3	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	87	89
3	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	30	31
3	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	56	58
3	COMM 2014-CCRE15 Mortgage Trust	4.719%	2/10/47	28	29
3	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	50	51
3	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	75	77
3	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	24	25
3	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	22	22
3	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	54	55
3	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	15	15
3	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	10	10
3	Comm 2014-LC15 Mortgage Trust	2.840%	4/10/47	50	51
3	Comm 2014-LC15 Mortgage Trust	4.006%	4/10/47	75	77
3	Commercial Mortgage Trust 2005-GG3	4.799%	8/10/42	1,200	1,219
3	Commercial Mortgage Trust 2005-GG3	4.859%	8/10/42	100	103
3	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	275	291
3	Commercial Mortgage Trust 2005-GG5	5.277%	4/10/37	150	159
3	Commercial Mortgage Trust 2006-GG7	5.820%	7/10/38	244	265
3	Commercial Mortgage Trust 2007-GG9	5.475%	3/10/39	50	54
[3,6] Commercial Mortgages Lease-Backed
	Certificates Series 2001-CMLB-1	6.746%	6/20/31	223	233

3 Credit Suisse Commercial Mortgage Trust
Series 2006-C1	5.466%	2/15/39	175	186
3 Credit Suisse Commercial Mortgage Trust
Series 2006-C1	5.466%	2/15/39	200	215
3 Credit Suisse Commercial Mortgage Trust
Series 2006-C1	5.466%	2/15/39	100	106
3 Credit Suisse Commercial Mortgage Trust
Series 2006-C3	5.792%	6/15/38	75	82
3 Credit Suisse Commercial Mortgage Trust
Series 2006-C3	5.792%	6/15/38	580	627
3 Credit Suisse Commercial Mortgage Trust
Series 2006-C4	5.509%	9/15/39	50	54
3 Credit Suisse Commercial Mortgage Trust
Series 2006-C5	5.311%	12/15/39	150	162
3 Credit Suisse Commercial Mortgage Trust
Series 2007-C1	5.383%	2/15/40	164	177
3 Credit Suisse Commercial Mortgage Trust
Series 2007-C3	5.678%	6/15/39	158	173
3 CSFB Commercial Mortgage Trust 2005-C1	5.014%	2/15/38	222	226
3 CSFB Commercial Mortgage Trust 2005-C1	5.075%	2/15/38	117	120
3 CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	75	78
3 CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	50	53
3 CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	85	89
3 Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	275	312
3 Fifth Third Auto 2014-1	0.680%	4/16/18	75	75
3 Fifth Third Auto 2014-1	1.140%	10/15/20	50	50
3 Ford Credit Auto Lease Trust 2014-A	0.680%	4/15/17	50	50
3 Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	40	40
3 Ford Credit Auto Owner Trust 2010-A	2.150%	6/15/15	39	39
3 Ford Credit Auto Owner Trust 2011-A	1.650%	5/15/16	58	58
3 Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	150	151
3 Ford Credit Auto Owner Trust 2012-B	0.720%	12/15/16	69	69
3 Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	104	104
3 Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	70	70
3 Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	30	30
3 Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	77	77
3 Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	26	26
3 Ford Credit Floorplan Master Owner Trust A
Series 2013-5	1.500%	9/15/18	100	101
3 Ford Credit Floorplan Master Owner Trust A
Series 2014-1	1.200%	2/15/19	100	100
3 GE Capital Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	148	144
3 GE Commercial Mortgage Corp. Series 2005-
C3 Trust	4.974%	7/10/45	150	157
3 GE Commercial Mortgage Corp. Series 2006-
C1 Trust	5.278%	3/10/44	175	190
3 GE Commercial Mortgage Corp. Series 2006-
C1 Trust	5.278%	3/10/44	421	447
3 GE Commercial Mortgage Corp. Series 2007-
C1 Trust	5.543%	12/10/49	275	300
3 GMAC Commercial Mortgage Securities Inc.
Series 2005-C1 Trust	4.754%	5/10/43	100	104
3 GS Mortgage Securities Trust 2006-GG6	5.506%	4/10/38	8	8
3 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	650	694
3 GS Mortgage Securities Trust 2006-GG6	5.610%	4/10/38	150	162
3 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	80	83

3 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	300	304
3 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	175	176
3 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	125	119
3 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	92	88
3 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	35	34
3 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	90	87
3 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	39	38
3 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	45	47
3 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	30	31
3 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	150	158
3 Honda Auto Receivables 2011-1 Owner Trust	1.800%	4/17/17	46	46
3 Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	125	125
3 Honda Auto Receivables 2013-1 Owner Trust	0.480%	11/21/16	136	136
3 Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	109	109
3 Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	38	38
3 Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	38	38
3 Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	50	50
3 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	50	50
3 Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	73	73
3 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	36	36
3 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	75	75
3 Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	69	69
3 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	115	115
3 Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	100	100
3 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	50	50
3 Hyundai Auto Receivables Trust 2013-C	1.010%	2/15/18	40	40
3 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	60	61
3 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	54	54
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC10	4.654%	1/12/37	48	48
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC8	4.404%	1/12/39	4	4
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC9	5.632%	6/12/41	371	374
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC11	5.390%	8/12/37	50	52
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC13	5.281%	1/12/43	50	53
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP2	4.780%	7/15/42	130	135
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP4	4.918%	10/15/42	95	99
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.240%	12/15/44	65	68
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.282%	12/15/44	105	113
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.361%	12/15/44	35	37
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC14	5.453%	12/12/44	75	80
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16	5.593%	5/12/45	253	277
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP6	5.475%	4/15/43	192	206
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.845%	4/15/45	65	72

3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.845%	4/15/45	275	297
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	115	126
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC18	5.440%	6/12/47	250	274
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	525	585
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.904%	2/12/51	75	85
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	5.815%	6/15/49	300	332
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	225	226
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	150	144
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	176	179
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	52	51
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	39	38
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	58	56
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	39	40
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.027%	7/15/45	26	27
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	40	42
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	100	105
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	30	31
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	1.233%	11/15/45	23	23
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	90	93
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	10	10
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	65	68
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	35	37
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	127	131
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	25	26
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.809%	2/15/47	30	31
3 LB-UBS Commercial Mortgage Trust 2004-C7	4.786%	10/15/29	637	644
3 LB-UBS Commercial Mortgage Trust 2005-C1	4.742%	2/15/30	286	291
3 LB-UBS Commercial Mortgage Trust 2005-C2	5.150%	4/15/30	225	233
3 LB-UBS Commercial Mortgage Trust 2005-C5	5.057%	9/15/40	50	52
3 LB-UBS Commercial Mortgage Trust 2005-C7	5.197%	11/15/30	250	261
3 LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	120	128
3 LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	541	578

3 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	82	89
3 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	60	66
3 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	75	81
3 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	275	301
3 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	268	294
3 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	453	507
3 LB-UBS Commercial Mortgage Trust 2008-C1	6.139%	4/15/41	130	149
3 LB-UBS Commercial Mortgage Trust 2008-C1	6.139%	4/15/41	200	228
3 Mercedes-Benz Auto Receivables Trust 2013-
1	0.780%	8/15/17	26	26
3 Mercedes-Benz Auto Receivables Trust 2013-
1	1.130%	11/15/19	26	26
3 Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	45	47
3 Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	93	99
3 Merrill Lynch Mortgage Trust 2006-C1	5.657%	5/12/39	400	431
3 Merrill Lynch Mortgage Trust 2006-C1	5.657%	5/12/39	50	54
3 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	125	137
3 Merrill Lynch Mortgage Trust 2007-C1	5.841%	6/12/50	700	772
3 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	492	549
3 ML-CFC Commercial Mortgage Trust 2006-2	5.868%	6/12/46	600	651
3 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	85	92
3 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	50	55
3 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	460	498
3 ML-CFC Commercial Mortgage Trust 2007-9	5.590%	9/12/49	35	35
3 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	125	139
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	100	98
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.219%	8/15/46	40	42
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.419%	8/15/46	20	21
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	50	52
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	50	53
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	68	65
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	14	13
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	100	97
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	50	49
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	50	48
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	50	49
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	1.250%	2/15/47	99	98
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	100	102
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	100	103
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	100	103
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.646%	2/15/47	100	105

3 Morgan Stanley Capital I Trust 2004-IQ8	5.110%	6/15/40	26	26
3 Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	82	84
3 Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	225	232
3 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	95	99
3 Morgan Stanley Capital I Trust 2005-HQ7	5.208%	11/14/42	395	415
3 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	677	708
3 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	85	87
3 Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	79	80
3 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	35	36
3 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	75	77
3 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	122	133
3 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	200	221
3 Morgan Stanley Capital I Trust 2006-HQ8	5.418%	3/12/44	149	159
3 Morgan Stanley Capital I Trust 2006-HQ8	5.467%	3/12/44	118	127
3 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	125	137
3 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	115	124
3 Morgan Stanley Capital I Trust 2006-IQ11	5.644%	10/15/42	206	218
3 Morgan Stanley Capital I Trust 2006-IQ11	5.648%	10/15/42	20	22
3 Morgan Stanley Capital I Trust 2006-IQ11	5.648%	10/15/42	100	104
3 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	196	213
3 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	200	215
3 Morgan Stanley Capital I Trust 2006-TOP23	5.811%	8/12/41	50	55
3 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	420	462
3 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	550	613
3 Morgan Stanley Capital I Trust 2007-IQ16	6.085%	12/12/49	125	142
3 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	100	109
3 Morgan Stanley Capital I Trust 2007-TOP27	5.648%	6/11/42	300	336
3 Morgan Stanley Capital I Trust 2007-TOP27	5.648%	6/11/42	150	167
3 Morgan Stanley Capital I Trust 2008-TOP29	6.281%	1/11/43	475	546
3 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	350
3 Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	115	115
3 Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	123	123
3 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	275	274
3 Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	50	50
3 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	40	40
3 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	50	50
3 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	25	25
3 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	50	50
3 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	75	75
6 Northern Rock Asset Management plc	5.625%	6/22/17	150	168
3 PSE&G Transition Funding LLC Series 2001-
1	6.890%	12/15/17	600	640
6 Royal Bank of Canada	3.125%	4/14/15	225	231
3 Royal Bank of Canada	0.625%	12/5/16	200	200
3 Royal Bank of Canada	1.200%	9/19/18	300	298
3 Royal Bank of Canada	2.000%	10/1/19	400	401
3 Santander Drive Auto Receivables Trust
2013-1	0.620%	6/15/17	110	110
3 Santander Drive Auto Receivables Trust
2013-2	0.700%	9/15/17	130	130
3 Santander Drive Auto Receivables Trust
2013-3	0.700%	10/16/17	66	66
3 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.551%	8/15/39	85	90
3 Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	252	253
3 Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17	30	30
3 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	30	30

3 Toyota Auto Receivables 2014-A Owner Trust	0.670%	12/15/17	75	75
3 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	25	25
3 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	104	102
3 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	75	74
3 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	25	24
3 USAA Auto Owner Trust 2014-1	0.580%	12/15/17	50	50
3 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	25	25
3 Volkswagen Auto Lease Trust	0.800%	4/20/17	25	25
3 Volkswagen Auto Lease Trust	0.990%	7/20/18	25	25
3 Volkswagen Auto Loan Enhanced Trust 2012-
1	1.150%	7/20/18	288	289
3 Wachovia Bank Commercial Mortgage Trust
Series 2004-C12	5.398%	7/15/41	75	76
3 Wachovia Bank Commercial Mortgage Trust
Series 2004-C15	4.803%	10/15/41	600	610
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.083%	3/15/42	246	253
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.224%	3/15/42	50	51
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.699%	5/15/44	764	791
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.750%	5/15/44	35	37
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.793%	5/15/44	75	78
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C20	5.118%	7/15/42	163	170
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.240%	10/15/44	35	36
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.240%	10/15/44	654	688
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.289%	12/15/44	200	211
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.339%	12/15/44	50	53
3 Wachovia Bank Commercial Mortgage Trust
Series 2006-C25	5.722%	5/15/43	469	502
3 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	5.962%	6/15/45	34	37
3 Wachovia Bank Commercial Mortgage Trust
Series 2006-C27	5.765%	7/15/45	367	394
3 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	70	68
3 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	175	178
3 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	125	126
3 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	100	103
3 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	75	73
3 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	140	135
3 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	94	91
3 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	39	38
3 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	18	18

3 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	76	73
3 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	15	15
3 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	150	148
3 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	75	73
3 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	20	21
3 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	100	105
3 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	20	21
3 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	50	52
3 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	30	32
3 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	30	32
3 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	50	53
3 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	25	26
3 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	25	26
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	25	26
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	25	26
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	25	26
3 WFRBS Commercial Mortgage Trust 2014-
C19	1.233%	3/15/47	25	25
3 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	25	26
3 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	25	26
3 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	50	51
3 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	25	26
3 WFRBS Commercial Mortgage Trust 2014-
LC14	1.193%	3/15/47	49	49
3 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	25	26
3 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	60	61
3 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	140	145
3 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	60	62
3 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	77	77
3 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	50	50
3 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	25	25

3 World Omni Automobile Lease Securitization
Trust 2013-A	1.100%	12/15/16	100	100
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $59,531)				63,765
Corporate Bonds (24.9%)
Finance (8.1%)
Banking (5.2%)
Abbey National Treasury Services plc	4.000%	4/27/16	150	159
Abbey National Treasury Services plc	1.375%	3/13/17	200	200
Abbey National Treasury Services plc	3.050%	8/23/18	150	155
Abbey National Treasury Services plc	4.000%	3/13/24	150	152
American Express Centurion Bank	5.950%	6/12/17	50	57
American Express Centurion Bank	6.000%	9/13/17	625	717
American Express Co.	5.500%	9/12/16	100	111
American Express Co.	6.150%	8/28/17	100	115
American Express Co.	7.000%	3/19/18	650	773
American Express Co.	2.650%	12/2/22	201	191
American Express Co.	4.050%	12/3/42	67	62
3 American Express Co.	6.800%	9/1/66	200	216
American Express Credit Corp.	1.750%	6/12/15	275	279
American Express Credit Corp.	2.750%	9/15/15	700	721
American Express Credit Corp.	2.800%	9/19/16	215	224
American Express Credit Corp.	2.375%	3/24/17	250	259
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	275	276
Australia & New Zealand Banking Group, Ltd.	1.250%	1/10/17	240	240
Bancolombia SA	4.250%	1/12/16	275	287
Bank of America Corp.	4.500%	4/1/15	200	208
Bank of America Corp.	4.750%	8/1/15	500	526
Bank of America Corp.	3.700%	9/1/15	250	260
Bank of America Corp.	5.250%	12/1/15	75	80
Bank of America Corp.	1.250%	1/11/16	275	277
Bank of America Corp.	3.625%	3/17/16	100	105
Bank of America Corp.	3.750%	7/12/16	700	741
Bank of America Corp.	6.500%	8/1/16	375	420
Bank of America Corp.	5.750%	8/15/16	100	110
Bank of America Corp.	5.625%	10/14/16	650	718
Bank of America Corp.	1.350%	11/21/16	125	125
Bank of America Corp.	5.420%	3/15/17	125	138
Bank of America Corp.	6.000%	9/1/17	325	369
Bank of America Corp.	5.750%	12/1/17	325	367
Bank of America Corp.	2.000%	1/11/18	475	474
Bank of America Corp.	5.650%	5/1/18	900	1,019
Bank of America Corp.	2.600%	1/15/19	1,225	1,230
Bank of America Corp.	2.650%	4/1/19	400	401
Bank of America Corp.	7.625%	6/1/19	300	369
Bank of America Corp.	5.625%	7/1/20	350	399
Bank of America Corp.	5.700%	1/24/22	125	143
Bank of America Corp.	3.300%	1/11/23	650	626
Bank of America Corp.	4.100%	7/24/23	300	304
Bank of America Corp.	4.125%	1/22/24	325	328
Bank of America Corp.	4.000%	4/1/24	225	225
Bank of America Corp.	5.875%	2/7/42	225	259
Bank of America Corp.	5.000%	1/21/44	600	611
Bank of America Corp.	4.875%	4/1/44	150	151
Bank of America NA	1.125%	11/14/16	250	249
Bank of America NA	5.300%	3/15/17	625	688
Bank of America NA	6.100%	6/15/17	500	563
Bank of Montreal	0.800%	11/6/15	175	176

Bank of Montreal	1.300%	7/15/16	375	379
Bank of Montreal	2.500%	1/11/17	350	362
Bank of Montreal	2.375%	1/25/19	150	151
Bank of Montreal	2.550%	11/6/22	150	141
Bank of New York Mellon Corp.	4.950%	3/15/15	200	209
Bank of New York Mellon Corp.	2.500%	1/15/16	450	465
Bank of New York Mellon Corp.	1.300%	1/25/18	125	123
Bank of New York Mellon Corp.	2.100%	1/15/19	250	248
Bank of New York Mellon Corp.	5.450%	5/15/19	200	229
Bank of New York Mellon Corp.	3.550%	9/23/21	300	312
Bank of Nova Scotia	0.750%	10/9/15	75	75
Bank of Nova Scotia	2.900%	3/29/16	500	521
Bank of Nova Scotia	1.375%	7/15/16	750	759
Bank of Nova Scotia	1.100%	12/13/16	150	151
Bank of Nova Scotia	2.550%	1/12/17	150	155
Bank of Nova Scotia	1.375%	12/18/17	100	99
Bank of Nova Scotia	2.050%	10/30/18	450	448
Bank One Corp.	4.900%	4/30/15	100	104
Barclays Bank plc	3.900%	4/7/15	400	413
Barclays Bank plc	5.000%	9/22/16	675	739
BB&T Corp.	5.200%	12/23/15	625	670
BB&T Corp.	2.150%	3/22/17	175	179
BB&T Corp.	4.900%	6/30/17	75	82
BB&T Corp.	1.450%	1/12/18	250	247
BBVA US Senior SAU	4.664%	10/9/15	400	420
Bear Stearns Cos. LLC	5.300%	10/30/15	50	53
Bear Stearns Cos. LLC	5.550%	1/22/17	150	166
Bear Stearns Cos. LLC	6.400%	10/2/17	400	462
Bear Stearns Cos. LLC	7.250%	2/1/18	325	387
BNP Paribas SA	3.600%	2/23/16	525	551
BNP Paribas SA	1.250%	12/12/16	250	250
BNP Paribas SA	2.375%	9/14/17	350	358
BNP Paribas SA	2.700%	8/20/18	425	434
BNP Paribas SA	2.400%	12/12/18	225	225
BNP Paribas SA	2.450%	3/17/19	300	301
BNP Paribas SA	5.000%	1/15/21	475	528
BPCE SA	1.625%	2/10/17	200	201
BPCE SA	2.500%	12/10/18	175	176
Branch Banking & Trust Co.	5.625%	9/15/16	175	194
Canadian Imperial Bank of Commerce	0.900%	10/1/15	150	151
Canadian Imperial Bank of Commerce	2.350%	12/11/15	165	170
Canadian Imperial Bank of Commerce	1.350%	7/18/16	100	101
Capital One Bank USA NA	1.150%	11/21/16	300	300
Capital One Bank USA NA	2.150%	11/21/18	100	99
Capital One Bank USA NA	8.800%	7/15/19	350	448
Capital One Bank USA NA	3.375%	2/15/23	235	227
Capital One Financial Corp.	5.500%	6/1/15	25	26
Capital One Financial Corp.	3.150%	7/15/16	250	262
Capital One Financial Corp.	6.150%	9/1/16	125	140
Capital One Financial Corp.	5.250%	2/21/17	50	55
Capital One Financial Corp.	6.750%	9/15/17	50	58
Capital One Financial Corp.	4.750%	7/15/21	50	55
Capital One Financial Corp.	3.500%	6/15/23	27	26
[3,6] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	500	593
Citigroup Inc.	4.750%	5/19/15	236	246
Citigroup Inc.	4.700%	5/29/15	150	157
Citigroup Inc.	2.250%	8/7/15	250	255

Citigroup Inc.	4.587%	12/15/15	175	186
Citigroup Inc.	5.300%	1/7/16	225	242
Citigroup Inc.	1.250%	1/15/16	300	301
Citigroup Inc.	1.300%	4/1/16	50	50
Citigroup Inc.	3.953%	6/15/16	100	106
Citigroup Inc.	4.450%	1/10/17	300	324
Citigroup Inc.	6.000%	8/15/17	176	200
Citigroup Inc.	6.125%	11/21/17	825	944
Citigroup Inc.	6.125%	5/15/18	789	907
Citigroup Inc.	2.500%	9/26/18	675	679
Citigroup Inc.	8.500%	5/22/19	300	382
Citigroup Inc.	5.375%	8/9/20	150	169
Citigroup Inc.	4.500%	1/14/22	575	607
Citigroup Inc.	4.050%	7/30/22	300	301
Citigroup Inc.	3.500%	5/15/23	500	471
Citigroup Inc.	3.875%	10/25/23	500	496
Citigroup Inc.	5.500%	9/13/25	75	80
Citigroup Inc.	6.625%	6/15/32	100	115
Citigroup Inc.	5.875%	2/22/33	275	291
Citigroup Inc.	6.125%	8/25/36	75	82
Citigroup Inc.	5.875%	5/29/37	250	285
Citigroup Inc.	6.875%	3/5/38	439	564
Citigroup Inc.	8.125%	7/15/39	575	824
Comerica Bank	5.750%	11/21/16	225	252
Comerica Bank	5.200%	8/22/17	75	83
Commonwealth Bank of Australia	1.950%	3/16/15	350	355
Commonwealth Bank of Australia	1.250%	9/18/15	250	253
Commonwealth Bank of Australia	1.900%	9/18/17	250	253
Compass Bank	6.400%	10/1/17	75	83
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	125	128
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	250	265
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	325	322
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	500	499
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	950	1,029
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	525	543
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	125	124
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.625%	12/1/23	175	180
Countrywide Financial Corp.	6.250%	5/15/16	125	138
Credit Suisse	6.000%	2/15/18	100	114
Credit Suisse	5.300%	8/13/19	175	199
Credit Suisse	5.400%	1/14/20	325	361
Credit Suisse	4.375%	8/5/20	435	470
Credit Suisse USA Inc.	5.125%	8/15/15	75	80
Deutsche Bank AG	1.400%	2/13/17	275	275
Deutsche Bank AG	6.000%	9/1/17	800	911
3 Deutsche Bank AG	4.296%	5/24/28	275	260
Discover Bank	4.200%	8/8/23	300	308
Discover Financial Services	3.850%	11/21/22	200	197
Fifth Third Bancorp	3.625%	1/25/16	400	420

Fifth Third Bancorp	3.500%	3/15/22	125	125
Fifth Third Bancorp	4.300%	1/16/24	275	278
Fifth Third Bancorp	8.250%	3/1/38	225	316
Fifth Third Bank	0.900%	2/26/16	225	225
First Horizon National Corp.	5.375%	12/15/15	150	160
First Niagara Financial Group Inc.	6.750%	3/19/20	50	57
First Niagara Financial Group Inc.	7.250%	12/15/21	50	57
FirstMerit Corp.	4.350%	2/4/23	50	51
Goldman Sachs Capital I	6.345%	2/15/34	400	413
Goldman Sachs Group Inc.	3.300%	5/3/15	175	180
Goldman Sachs Group Inc.	3.700%	8/1/15	550	571
Goldman Sachs Group Inc.	5.350%	1/15/16	300	323
Goldman Sachs Group Inc.	3.625%	2/7/16	1,525	1,597
Goldman Sachs Group Inc.	5.750%	10/1/16	250	277
Goldman Sachs Group Inc.	5.625%	1/15/17	450	497
Goldman Sachs Group Inc.	6.250%	9/1/17	475	542
Goldman Sachs Group Inc.	5.950%	1/18/18	825	936
Goldman Sachs Group Inc.	2.375%	1/22/18	450	453
Goldman Sachs Group Inc.	6.150%	4/1/18	200	229
Goldman Sachs Group Inc.	2.900%	7/19/18	425	433
Goldman Sachs Group Inc.	2.625%	1/31/19	500	499
Goldman Sachs Group Inc.	7.500%	2/15/19	75	91
Goldman Sachs Group Inc.	5.375%	3/15/20	475	531
Goldman Sachs Group Inc.	6.000%	6/15/20	180	207
Goldman Sachs Group Inc.	5.250%	7/27/21	475	526
Goldman Sachs Group Inc.	5.750%	1/24/22	675	765
Goldman Sachs Group Inc.	3.625%	1/22/23	375	369
Goldman Sachs Group Inc.	4.000%	3/3/24	575	572
Goldman Sachs Group Inc.	5.950%	1/15/27	400	433
Goldman Sachs Group Inc.	6.125%	2/15/33	125	145
Goldman Sachs Group Inc.	6.450%	5/1/36	225	248
Goldman Sachs Group Inc.	6.750%	10/1/37	625	715
Goldman Sachs Group Inc.	6.250%	2/1/41	675	799
HSBC Bank USA NA	4.875%	8/24/20	250	271
HSBC Bank USA NA	5.625%	8/15/35	250	275
HSBC Holdings plc	5.100%	4/5/21	625	700
HSBC Holdings plc	4.875%	1/14/22	225	246
HSBC Holdings plc	4.000%	3/30/22	225	234
HSBC Holdings plc	4.250%	3/14/24	250	250
HSBC Holdings plc	7.625%	5/17/32	100	129
HSBC Holdings plc	7.350%	11/27/32	100	127
HSBC Holdings plc	6.500%	5/2/36	500	588
HSBC Holdings plc	6.500%	9/15/37	450	533
HSBC Holdings plc	6.800%	6/1/38	50	61
HSBC Holdings plc	5.250%	3/14/44	250	252
HSBC USA Inc.	1.625%	1/16/18	475	472
HSBC USA Inc.	2.625%	9/24/18	50	51
Huntington Bancshares Inc.	2.600%	8/2/18	50	50
Huntington Bancshares Inc.	7.000%	12/15/20	25	30
Huntington National Bank	1.300%	11/20/16	100	100
Intesa Sanpaolo SPA	3.125%	1/15/16	325	333
Intesa Sanpaolo SPA	2.375%	1/13/17	175	175
Intesa Sanpaolo SPA	3.875%	1/16/18	200	207
Intesa Sanpaolo SPA	3.875%	1/15/19	785	799
Intesa Sanpaolo SPA	5.250%	1/12/24	225	232
JPMorgan Chase & Co.	4.750%	3/1/15	775	804
JPMorgan Chase & Co.	5.250%	5/1/15	125	131

JPMorgan Chase & Co.	5.150%	10/1/15	200	213
JPMorgan Chase & Co.	1.100%	10/15/15	600	603
JPMorgan Chase & Co.	2.600%	1/15/16	150	155
JPMorgan Chase & Co.	3.450%	3/1/16	350	367
JPMorgan Chase & Co.	3.150%	7/5/16	525	550
JPMorgan Chase & Co.	6.125%	6/27/17	75	85
JPMorgan Chase & Co.	2.000%	8/15/17	325	329
JPMorgan Chase & Co.	6.000%	1/15/18	1,075	1,233
JPMorgan Chase & Co.	1.800%	1/25/18	450	449
JPMorgan Chase & Co.	1.625%	5/15/18	775	762
JPMorgan Chase & Co.	6.300%	4/23/19	825	968
JPMorgan Chase & Co.	4.400%	7/22/20	575	620
JPMorgan Chase & Co.	4.625%	5/10/21	250	273
JPMorgan Chase & Co.	4.350%	8/15/21	280	301
JPMorgan Chase & Co.	4.500%	1/24/22	25	27
JPMorgan Chase & Co.	3.250%	9/23/22	700	690
JPMorgan Chase & Co.	3.200%	1/25/23	250	242
JPMorgan Chase & Co.	3.375%	5/1/23	200	189
JPMorgan Chase & Co.	6.400%	5/15/38	950	1,177
JPMorgan Chase & Co.	5.500%	10/15/40	250	279
JPMorgan Chase & Co.	5.600%	7/15/41	450	510
JPMorgan Chase & Co.	5.400%	1/6/42	150	165
JPMorgan Chase & Co.	5.625%	8/16/43	100	108
JPMorgan Chase & Co.	4.850%	2/1/44	175	179
JPMorgan Chase Bank NA	5.875%	6/13/16	25	28
JPMorgan Chase Bank NA	6.000%	10/1/17	375	427
KeyBank NA	4.950%	9/15/15	150	159
KeyBank NA	5.450%	3/3/16	150	163
KeyBank NA	1.650%	2/1/18	75	74
KeyCorp	2.300%	12/13/18	125	125
KeyCorp	5.100%	3/24/21	25	28
Lloyds Bank plc	4.875%	1/21/16	150	161
Lloyds Bank plc	4.200%	3/28/17	75	81
Lloyds Bank plc	2.300%	11/27/18	225	225
Lloyds Bank plc	6.375%	1/21/21	175	211
Manufacturers & Traders Trust Co.	6.625%	12/4/17	200	232
Manufacturers & Traders Trust Co.	2.300%	1/30/19	150	150
3 Manufacturers & Traders Trust Co.	5.585%	12/28/20	150	153
MBNA Corp.	5.000%	6/15/15	50	52
Merrill Lynch & Co. Inc.	5.300%	9/30/15	125	133
Merrill Lynch & Co. Inc.	6.050%	5/16/16	225	246
Merrill Lynch & Co. Inc.	5.700%	5/2/17	300	333
Merrill Lynch & Co. Inc.	6.400%	8/28/17	400	459
Merrill Lynch & Co. Inc.	6.875%	4/25/18	875	1,031
Merrill Lynch & Co. Inc.	6.500%	7/15/18	75	87
Merrill Lynch & Co. Inc.	6.110%	1/29/37	100	112
Merrill Lynch & Co. Inc.	7.750%	5/14/38	270	356
Morgan Stanley	6.000%	4/28/15	225	238
Morgan Stanley	5.375%	10/15/15	175	187
Morgan Stanley	3.450%	11/2/15	700	728
Morgan Stanley	1.750%	2/25/16	150	152
Morgan Stanley	3.800%	4/29/16	575	606
Morgan Stanley	5.750%	10/18/16	375	417
Morgan Stanley	5.450%	1/9/17	575	635
Morgan Stanley	4.750%	3/22/17	255	278
Morgan Stanley	5.550%	4/27/17	50	56
Morgan Stanley	5.950%	12/28/17	375	427

Morgan Stanley	6.625%	4/1/18	450	525
Morgan Stanley	2.125%	4/25/18	425	424
Morgan Stanley	2.500%	1/24/19	150	149
Morgan Stanley	7.300%	5/13/19	525	636
Morgan Stanley	5.625%	9/23/19	800	910
Morgan Stanley	5.500%	1/26/20	275	310
Morgan Stanley	5.500%	7/24/20	175	197
Morgan Stanley	5.750%	1/25/21	250	286
Morgan Stanley	5.500%	7/28/21	75	85
Morgan Stanley	4.875%	11/1/22	425	447
Morgan Stanley	3.750%	2/25/23	675	672
Morgan Stanley	4.100%	5/22/23	350	346
Morgan Stanley	5.000%	11/24/25	100	103
Morgan Stanley	6.250%	8/9/26	450	535
Morgan Stanley	7.250%	4/1/32	150	196
Murray Street Investment Trust I	4.647%	3/9/17	275	297
National Australia Bank Ltd.	1.600%	8/7/15	275	279
National Australia Bank Ltd.	2.750%	3/9/17	175	182
National Australia Bank Ltd.	2.300%	7/25/18	175	176
National Australia Bank Ltd.	3.000%	1/20/23	250	238
National Bank of Canada	1.500%	6/26/15	125	127
National Bank of Canada	1.450%	11/7/17	100	99
Northern Trust Corp.	3.375%	8/23/21	100	103
Northern Trust Corp.	3.950%	10/30/25	150	151
PNC Bank NA	4.875%	9/21/17	775	856
PNC Bank NA	6.000%	12/7/17	100	115
PNC Funding Corp.	3.625%	2/8/15	75	77
PNC Funding Corp.	5.250%	11/15/15	100	107
PNC Funding Corp.	5.625%	2/1/17	75	83
PNC Funding Corp.	6.700%	6/10/19	25	30
PNC Funding Corp.	5.125%	2/8/20	150	169
PNC Funding Corp.	4.375%	8/11/20	475	515
PNC Funding Corp.	3.300%	3/8/22	500	503
Regions Financial Corp.	2.000%	5/15/18	325	319
Royal Bank of Canada	0.800%	10/30/15	575	578
Royal Bank of Canada	2.625%	12/15/15	625	647
Royal Bank of Canada	2.875%	4/19/16	150	157
Royal Bank of Canada	1.200%	1/23/17	225	225
Royal Bank of Canada	2.200%	7/27/18	375	378
Royal Bank of Scotland Group plc	2.550%	9/18/15	150	153
Royal Bank of Scotland Group plc	1.875%	3/31/17	100	100
Royal Bank of Scotland Group plc	6.400%	10/21/19	450	519
6 Royal Bank of Scotland plc	4.875%	8/25/14	50	51
Royal Bank of Scotland plc	4.875%	3/16/15	225	234
Royal Bank of Scotland plc	3.950%	9/21/15	25	26
Royal Bank of Scotland plc	4.375%	3/16/16	75	80
Royal Bank of Scotland plc	5.625%	8/24/20	150	170
Royal Bank of Scotland plc	6.125%	1/11/21	200	233
Santander Bank NA	8.750%	5/30/18	75	90
Santander Holdings USA Inc.	3.000%	9/24/15	250	256
Santander Holdings USA Inc.	3.450%	8/27/18	50	51
Societe Generale SA	2.750%	10/12/17	225	230
Societe Generale SA	2.625%	10/1/18	550	553
State Street Corp.	2.875%	3/7/16	150	156
State Street Corp.	4.956%	3/15/18	275	300
State Street Corp.	1.350%	5/15/18	275	270
State Street Corp.	3.100%	5/15/23	150	143

State Street Corp.	3.700%	11/20/23	83	84
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	475	478
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	150	151
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	246
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	103
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	256
SunTrust Bank	7.250%	3/15/18	75	88
SunTrust Banks Inc.	3.600%	4/15/16	75	79
SunTrust Banks Inc.	3.500%	1/20/17	350	369
SunTrust Banks Inc.	6.000%	9/11/17	50	57
SunTrust Banks Inc.	2.350%	11/1/18	25	25
Svenska Handelsbanken AB	2.875%	4/4/17	475	495
Svenska Handelsbanken AB	2.500%	1/25/19	225	227
Toronto-Dominion Bank	2.500%	7/14/16	120	125
Toronto-Dominion Bank	2.375%	10/19/16	250	260
Toronto-Dominion Bank	1.400%	4/30/18	250	245
Toronto-Dominion Bank	2.625%	9/10/18	300	308
UBS AG	7.000%	10/15/15	250	273
UBS AG	7.375%	6/15/17	200	230
UBS AG	5.875%	12/20/17	425	487
UBS AG	5.750%	4/25/18	575	657
UBS AG	4.875%	8/4/20	300	332
Union Bank NA	5.950%	5/11/16	100	110
Union Bank NA	2.125%	6/16/17	50	51
Union Bank NA	2.625%	9/26/18	125	127
UnionBanCal Corp.	3.500%	6/18/22	175	177
US Bancorp	3.150%	3/4/15	50	51
US Bancorp	3.442%	2/1/16	150	157
US Bancorp	1.950%	11/15/18	325	324
US Bancorp	4.125%	5/24/21	250	268
US Bancorp	3.000%	3/15/22	125	124
US Bancorp	2.950%	7/15/22	400	384
Vesey Street Investment Trust I	4.404%	9/1/16	25	27
Wachovia Bank NA	6.000%	11/15/17	200	230
Wachovia Bank NA	5.850%	2/1/37	300	361
Wachovia Bank NA	6.600%	1/15/38	225	298
Wachovia Corp.	5.625%	10/15/16	125	139
Wachovia Corp.	5.750%	6/15/17	425	483
Wachovia Corp.	5.750%	2/1/18	300	344
Wachovia Corp.	6.605%	10/1/25	500	588
Wells Fargo & Co.	3.625%	4/15/15	425	439
Wells Fargo & Co.	3.676%	6/15/16	50	53
Wells Fargo & Co.	2.625%	12/15/16	350	366
Wells Fargo & Co.	2.100%	5/8/17	150	154
Wells Fargo & Co.	5.625%	12/11/17	575	656
Wells Fargo & Co.	1.500%	1/16/18	25	25
Wells Fargo & Co.	2.150%	1/15/19	250	250
Wells Fargo & Co.	4.600%	4/1/21	1,075	1,185
Wells Fargo & Co.	3.500%	3/8/22	200	204
Wells Fargo & Co.	5.375%	2/7/35	200	226
Wells Fargo & Co.	5.375%	11/2/43	300	316
Wells Fargo Bank NA	4.750%	2/9/15	606	628
Wells Fargo Bank NA	5.750%	5/16/16	125	138
Wells Fargo Bank NA	5.950%	8/26/36	200	242
Westpac Banking Corp.	3.000%	8/4/15	275	284
Westpac Banking Corp.	1.125%	9/25/15	50	50
Westpac Banking Corp.	0.950%	1/12/16	125	126

Westpac Banking Corp.	1.600%	1/12/18	200	198
Westpac Banking Corp.	2.250%	7/30/18	325	327
Westpac Banking Corp.	2.250%	1/17/19	225	224
Westpac Banking Corp.	4.875%	11/19/19	250	278
Zions Bancorporation	4.500%	3/27/17	25	27
Zions Bancorporation	4.500%	6/13/23	75	75

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	100	101
Ameriprise Financial Inc.	5.650%	11/15/15	63	68
Ameriprise Financial Inc.	5.300%	3/15/20	250	284
Ameriprise Financial Inc.	4.000%	10/15/23	75	77
BlackRock Inc.	1.375%	6/1/15	25	25
BlackRock Inc.	6.250%	9/15/17	100	115
BlackRock Inc.	5.000%	12/10/19	160	181
BlackRock Inc.	4.250%	5/24/21	200	217
BlackRock Inc.	3.375%	6/1/22	225	228
Charles Schwab Corp.	3.225%	9/1/22	300	296
Eaton Vance Corp.	3.625%	6/15/23	75	75
Franklin Resources Inc.	3.125%	5/20/15	100	103
Franklin Resources Inc.	1.375%	9/15/17	50	50
Franklin Resources Inc.	2.800%	9/15/22	225	216
Invesco Finance plc	3.125%	11/30/22	175	169
Invesco Finance plc	4.000%	1/30/24	200	204
Invesco Finance plc	5.375%	11/30/43	300	321
Jefferies Group LLC	5.125%	4/13/18	175	190
Jefferies Group LLC	8.500%	7/15/19	25	31
Jefferies Group LLC	6.875%	4/15/21	355	411
Jefferies Group LLC	5.125%	1/20/23	100	105
Jefferies Group LLC	6.450%	6/8/27	125	133
Jefferies Group LLC	6.250%	1/15/36	175	177
Jefferies Group LLC	6.500%	1/20/43	25	26
Lazard Group LLC	6.850%	6/15/17	325	370
Legg Mason Inc.	5.625%	1/15/44	200	205
Leucadia National Corp.	5.500%	10/18/23	100	104
Leucadia National Corp.	6.625%	10/23/43	125	129
Nomura Holdings Inc.	2.000%	9/13/16	250	252
Nomura Holdings Inc.	2.750%	3/19/19	325	323
Nomura Holdings Inc.	6.700%	3/4/20	200	234
Raymond James Financial Inc.	4.250%	4/15/16	50	53
TD Ameritrade Holding Corp.	5.600%	12/1/19	50	57

Finance Companies (0.7%)
Air Lease Corp.	3.375%	1/15/19	300	305
Air Lease Corp.	4.750%	3/1/20	400	424
Air Lease Corp.	3.875%	4/1/21	275	275
Ares Capital Corp.	4.875%	11/30/18	400	414
GATX Corp.	2.500%	7/30/19	100	99
GATX Corp.	4.750%	6/15/22	100	106
General Electric Capital Corp.	3.500%	6/29/15	800	830
General Electric Capital Corp.	1.625%	7/2/15	450	456
General Electric Capital Corp.	4.375%	9/21/15	200	211
General Electric Capital Corp.	1.000%	12/11/15	50	50
General Electric Capital Corp.	1.000%	1/8/16	250	252
General Electric Capital Corp.	2.950%	5/9/16	450	470
General Electric Capital Corp.	3.350%	10/17/16	850	900
General Electric Capital Corp.	5.400%	2/15/17	300	336

General Electric Capital Corp.	2.300%	4/27/17	325	335
General Electric Capital Corp.	5.625%	9/15/17	460	522
General Electric Capital Corp.	1.600%	11/20/17	125	126
General Electric Capital Corp.	5.625%	5/1/18	1,040	1,189
General Electric Capital Corp.	6.000%	8/7/19	650	764
General Electric Capital Corp.	2.100%	12/11/19	25	25
General Electric Capital Corp.	5.500%	1/8/20	75	86
General Electric Capital Corp.	5.550%	5/4/20	275	317
General Electric Capital Corp.	4.375%	9/16/20	150	163
General Electric Capital Corp.	5.300%	2/11/21	600	674
General Electric Capital Corp.	4.650%	10/17/21	375	412
General Electric Capital Corp.	3.100%	1/9/23	200	195
General Electric Capital Corp.	6.750%	3/15/32	1,175	1,509
General Electric Capital Corp.	6.150%	8/7/37	475	577
General Electric Capital Corp.	5.875%	1/14/38	925	1,092
General Electric Capital Corp.	6.875%	1/10/39	875	1,149
3 General Electric Capital Corp.	6.375%	11/15/67	400	440
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	100	104
HSBC Finance Corp.	5.000%	6/30/15	275	289
HSBC Finance Corp.	6.676%	1/15/21	640	747
6 International Lease Finance Corp.	7.125%	9/1/18	500	582
Prospect Capital Corp.	5.875%	3/15/23	25	25

Insurance (1.3%)
ACE Capital Trust II	9.700%	4/1/30	50	73
ACE INA Holdings Inc.	5.600%	5/15/15	175	185
ACE INA Holdings Inc.	2.600%	11/23/15	150	155
ACE INA Holdings Inc.	5.700%	2/15/17	100	112
ACE INA Holdings Inc.	5.800%	3/15/18	25	28
ACE INA Holdings Inc.	5.900%	6/15/19	25	29
ACE INA Holdings Inc.	2.700%	3/13/23	125	118
ACE INA Holdings Inc.	4.150%	3/13/43	100	95
AEGON Funding Co. LLC	5.750%	12/15/20	331	379
Aetna Inc.	1.500%	11/15/17	75	75
Aetna Inc.	6.500%	9/15/18	150	177
Aetna Inc.	2.750%	11/15/22	200	188
Aetna Inc.	6.625%	6/15/36	250	314
Aetna Inc.	6.750%	12/15/37	100	128
Aetna Inc.	4.500%	5/15/42	75	74
Aetna Inc.	4.125%	11/15/42	75	70
Aflac Inc.	2.650%	2/15/17	125	130
Aflac Inc.	4.000%	2/15/22	50	53
Aflac Inc.	3.625%	6/15/23	125	126
Aflac Inc.	6.900%	12/17/39	25	32
Alleghany Corp.	5.625%	9/15/20	100	112
Allied World Assurance Co. Ltd.	7.500%	8/1/16	75	85
Allstate Corp.	5.550%	5/9/35	75	87
Allstate Corp.	4.500%	6/15/43	50	50
3 Allstate Corp.	5.750%	8/15/53	75	79
3 Allstate Corp.	6.125%	5/15/67	125	131
Alterra Finance LLC	6.250%	9/30/20	55	63
American Financial Group Inc.	9.875%	6/15/19	50	64
American International Group Inc.	2.375%	8/24/15	25	26
American International Group Inc.	5.050%	10/1/15	225	239
American International Group Inc.	4.875%	9/15/16	200	218
American International Group Inc.	5.600%	10/18/16	325	360
American International Group Inc.	3.800%	3/22/17	300	321

American International Group Inc.	5.850%	1/16/18	125	143
American International Group Inc.	8.250%	8/15/18	75	94
American International Group Inc.	3.375%	8/15/20	125	128
American International Group Inc.	6.400%	12/15/20	385	460
American International Group Inc.	4.875%	6/1/22	100	109
American International Group Inc.	4.125%	2/15/24	300	307
American International Group Inc.	6.250%	5/1/36	475	588
3 American International Group Inc.	8.175%	5/15/68	525	689
3 American International Group Inc.	6.250%	3/15/87	125	133
Aon Corp.	3.500%	9/30/15	125	130
Aon Corp.	5.000%	9/30/20	200	222
Aon Corp.	8.205%	1/1/27	25	30
Aon Corp.	6.250%	9/30/40	100	122
Aon plc	4.450%	5/24/43	50	48
Arch Capital Group Ltd.	7.350%	5/1/34	75	98
Arch Capital Group US Inc.	5.144%	11/1/43	50	53
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	50	57
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	225	229
Assurant Inc.	4.000%	3/15/23	100	98
Assurant Inc.	6.750%	2/15/34	50	57
AXA SA	8.600%	12/15/30	375	480
Axis Specialty Finance LLC	5.875%	6/1/20	75	85
AXIS Specialty Finance plc	5.150%	4/1/45	25	25
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	25	26
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	150	152
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	550	628
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	50	50
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	50	51
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	125	136
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	149
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	75	87
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	150	146
Berkshire Hathaway Inc.	2.200%	8/15/16	525	543
Berkshire Hathaway Inc.	3.000%	2/11/23	225	221
Chubb Corp.	5.750%	5/15/18	50	57
Chubb Corp.	6.000%	5/11/37	125	153
Chubb Corp.	6.500%	5/15/38	50	65
3 Chubb Corp.	6.375%	3/29/67	325	360
Cigna Corp.	2.750%	11/15/16	175	182
Cigna Corp.	5.125%	6/15/20	150	167
Cigna Corp.	4.375%	12/15/20	75	80
Cigna Corp.	4.000%	2/15/22	75	78
Cigna Corp.	7.875%	5/15/27	50	64
Cigna Corp.	6.150%	11/15/36	275	329
Cigna Corp.	5.875%	3/15/41	50	59
Cigna Corp.	5.375%	2/15/42	75	82
Cincinnati Financial Corp.	6.125%	11/1/34	150	167
CNA Financial Corp.	6.500%	8/15/16	175	197
CNA Financial Corp.	7.350%	11/15/19	25	31
CNA Financial Corp.	5.875%	8/15/20	75	86
CNA Financial Corp.	5.750%	8/15/21	75	86
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	75	87
First American Financial Corp.	4.300%	2/1/23	50	49
Genworth Holdings Inc.	8.625%	12/15/16	275	326
Genworth Holdings Inc.	7.200%	2/15/21	75	90
Genworth Holdings Inc.	7.625%	9/24/21	100	123
Genworth Holdings Inc.	4.800%	2/15/24	75	78

Genworth Holdings Inc.	6.500%	6/15/34	150	173
Hartford Financial Services Group Inc.	5.500%	10/15/16	125	139
Hartford Financial Services Group Inc.	5.375%	3/15/17	100	110
Hartford Financial Services Group Inc.	4.000%	10/15/17	50	54
Hartford Financial Services Group Inc.	6.300%	3/15/18	134	156
Hartford Financial Services Group Inc.	6.000%	1/15/19	25	29
Hartford Financial Services Group Inc.	5.125%	4/15/22	25	28
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	58
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	164
HCC Insurance Holdings Inc.	6.300%	11/15/19	100	115
Humana Inc.	7.200%	6/15/18	200	238
Humana Inc.	8.150%	6/15/38	175	245
Infinity Property & Casualty Corp.	5.000%	9/19/22	50	51
Lincoln National Corp.	4.200%	3/15/22	175	184
Lincoln National Corp.	6.150%	4/7/36	150	178
Lincoln National Corp.	7.000%	6/15/40	100	133
3 Lincoln National Corp.	7.000%	5/17/66	500	511
Loews Corp.	2.625%	5/15/23	75	69
Loews Corp.	6.000%	2/1/35	50	58
Loews Corp.	4.125%	5/15/43	175	158
Manulife Financial Corp.	3.400%	9/17/15	100	104
Manulife Financial Corp.	4.900%	9/17/20	275	299
Markel Corp.	7.125%	9/30/19	50	60
Markel Corp.	4.900%	7/1/22	125	134
Markel Corp.	5.000%	3/30/43	50	50
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	75	98
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	323
MetLife Inc.	5.000%	6/15/15	125	132
MetLife Inc.	1.756%	12/15/17	100	101
MetLife Inc.	6.817%	8/15/18	25	30
MetLife Inc.	7.717%	2/15/19	50	62
MetLife Inc.	4.750%	2/8/21	700	780
MetLife Inc.	3.048%	12/15/22	100	97
MetLife Inc.	6.500%	12/15/32	175	220
MetLife Inc.	6.375%	6/15/34	100	125
MetLife Inc.	5.700%	6/15/35	200	233
MetLife Inc.	5.875%	2/6/41	25	30
3 MetLife Inc.	6.400%	12/15/66	200	212
OneBeacon US Holdings Inc.	4.600%	11/9/22	50	50
PartnerRe Finance B LLC	5.500%	6/1/20	100	111
Primerica Inc.	4.750%	7/15/22	25	26
Principal Financial Group Inc.	1.850%	11/15/17	25	25
Principal Financial Group Inc.	3.300%	9/15/22	200	195
Principal Financial Group Inc.	3.125%	5/15/23	100	95
Principal Financial Group Inc.	6.050%	10/15/36	100	119
Principal Financial Group Inc.	4.625%	9/15/42	50	49
Principal Financial Group Inc.	4.350%	5/15/43	50	47
ProAssurance Corp.	5.300%	11/15/23	50	53
Progressive Corp.	3.750%	8/23/21	75	79
Progressive Corp.	6.625%	3/1/29	125	161
3 Progressive Corp.	6.700%	6/15/67	125	138
Protective Life Corp.	8.450%	10/15/39	25	34
Prudential Financial Inc.	5.500%	3/15/16	65	71
Prudential Financial Inc.	6.000%	12/1/17	250	288
Prudential Financial Inc.	2.300%	8/15/18	25	25
Prudential Financial Inc.	5.375%	6/21/20	425	485
Prudential Financial Inc.	5.750%	7/15/33	50	56

Prudential Financial Inc.	5.400%	6/13/35	100	108
Prudential Financial Inc.	5.900%	3/17/36	375	433
Prudential Financial Inc.	6.625%	6/21/40	400	503
3 Prudential Financial Inc.	5.875%	9/15/42	100	105
3 Prudential Financial Inc.	5.625%	6/15/43	375	386
Prudential Financial Inc.	5.100%	8/15/43	50	53
3 Prudential Financial Inc.	5.200%	3/15/44	50	50
Reinsurance Group of America Inc.	4.700%	9/15/23	125	131
3 Reinsurance Group of America Inc.	6.750%	12/15/65	150	151
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	50	61
Torchmark Corp.	6.375%	6/15/16	100	111
Transatlantic Holdings Inc.	8.000%	11/30/39	175	230
Travelers Cos. Inc.	5.750%	12/15/17	250	287
Travelers Cos. Inc.	5.900%	6/2/19	650	758
Travelers Cos. Inc.	3.900%	11/1/20	125	132
Trinity Acquisition plc	4.625%	8/15/23	175	179
Trinity Acquisition plc	6.125%	8/15/43	75	79
UnitedHealth Group Inc.	6.000%	6/15/17	150	171
UnitedHealth Group Inc.	1.400%	10/15/17	100	100
UnitedHealth Group Inc.	6.000%	2/15/18	400	462
UnitedHealth Group Inc.	1.625%	3/15/19	275	268
UnitedHealth Group Inc.	3.375%	11/15/21	100	101
UnitedHealth Group Inc.	2.750%	2/15/23	175	165
UnitedHealth Group Inc.	6.500%	6/15/37	50	63
UnitedHealth Group Inc.	6.625%	11/15/37	125	161
UnitedHealth Group Inc.	6.875%	2/15/38	320	422
UnitedHealth Group Inc.	4.625%	11/15/41	75	75
UnitedHealth Group Inc.	4.375%	3/15/42	50	49
UnitedHealth Group Inc.	3.950%	10/15/42	75	68
UnitedHealth Group Inc.	4.250%	3/15/43	275	263
Unum Group	7.125%	9/30/16	100	114
Unum Group	5.625%	9/15/20	50	56
Unum Group	5.750%	8/15/42	25	28
Validus Holdings Ltd.	8.875%	1/26/40	75	107
Voya Financial Inc.	2.900%	2/15/18	75	77
Voya Financial Inc.	5.500%	7/15/22	25	28
Voya Financial Inc.	5.700%	7/15/43	100	112
WellPoint Inc.	1.250%	9/10/15	100	101
WellPoint Inc.	5.250%	1/15/16	525	565
WellPoint Inc.	5.875%	6/15/17	25	28
WellPoint Inc.	1.875%	1/15/18	125	124
WellPoint Inc.	3.125%	5/15/22	75	72
WellPoint Inc.	3.300%	1/15/23	125	121
WellPoint Inc.	5.950%	12/15/34	425	489
WellPoint Inc.	5.850%	1/15/36	225	256
WellPoint Inc.	6.375%	6/15/37	50	60
WellPoint Inc.	4.625%	5/15/42	175	169
WR Berkley Corp.	5.375%	9/15/20	25	27
XL Group plc	6.250%	5/15/27	125	145
XLIT Ltd.	5.750%	10/1/21	105	121

Other Finance (0.1%)
CME Group Inc.	5.300%	9/15/43	100	112
IntercontinentalExchange Group Inc.	2.500%	10/15/18	25	25
IntercontinentalExchange Group Inc.	4.000%	10/15/23	100	104
NASDAQ OMX Group Inc.	4.000%	1/15/15	75	77
NASDAQ OMX Group Inc.	5.550%	1/15/20	75	82

ORIX Corp.	4.710%	4/27/15	250	261
ORIX Corp.	5.000%	1/12/16	115	123
XTRA Finance Corp.	5.150%	4/1/17	375	411

Real Estate Investment Trusts (0.6%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	125	129
6 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	2.000%	2/6/17	200	200
6 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	3.000%	2/6/19	150	149
6 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	4.600%	2/6/24	125	125
Arden Realty LP	5.250%	3/1/15	25	26
AvalonBay Communities Inc.	5.750%	9/15/16	50	56
AvalonBay Communities Inc.	2.850%	3/15/23	25	23
AvalonBay Communities Inc.	4.200%	12/15/23	75	77
BioMed Realty LP	3.850%	4/15/16	125	131
BioMed Realty LP	4.250%	7/15/22	50	50
Boston Properties LP	5.625%	4/15/15	200	210
Boston Properties LP	5.625%	11/15/20	225	256
Boston Properties LP	4.125%	5/15/21	75	79
Boston Properties LP	3.850%	2/1/23	225	226
Boston Properties LP	3.125%	9/1/23	275	259
Brandywine Operating Partnership LP	4.950%	4/15/18	250	270
BRE Properties Inc.	3.375%	1/15/23	175	165
Camden Property Trust	2.950%	12/15/22	125	117
CBL & Associates LP	5.250%	12/1/23	100	103
CommonWealth REIT	5.875%	9/15/20	100	107
Corporate Office Properties LP	3.600%	5/15/23	50	46
CubeSmart LP	4.375%	12/15/23	100	101
DDR Corp.	4.750%	4/15/18	25	27
DDR Corp.	3.500%	1/15/21	75	75
DDR Corp.	4.625%	7/15/22	200	209
DDR Corp.	3.375%	5/15/23	275	260
Digital Realty Trust LP	4.500%	7/15/15	225	233
Digital Realty Trust LP	5.250%	3/15/21	225	236
Duke Realty LP	5.950%	2/15/17	125	140
Duke Realty LP	8.250%	8/15/19	100	124
Duke Realty LP	6.750%	3/15/20	250	292
EPR Properties	5.750%	8/15/22	25	26
EPR Properties	5.250%	7/15/23	125	127
ERP Operating LP	5.250%	9/15/14	50	51
ERP Operating LP	5.125%	3/15/16	75	81
ERP Operating LP	5.375%	8/1/16	50	55
ERP Operating LP	5.750%	6/15/17	25	28
ERP Operating LP	4.625%	12/15/21	215	232
ERP Operating LP	3.000%	4/15/23	125	118
Essex Portfolio LP	3.250%	5/1/23	25	23
Federal Realty Investment Trust	3.000%	8/1/22	75	73
Federal Realty Investment Trust	2.750%	6/1/23	25	23
HCP Inc.	3.750%	2/1/16	425	447
HCP Inc.	6.300%	9/15/16	100	112
HCP Inc.	6.700%	1/30/18	50	58
HCP Inc.	3.750%	2/1/19	50	53
HCP Inc.	2.625%	2/1/20	25	24
HCP Inc.	5.375%	2/1/21	25	28
HCP Inc.	3.150%	8/1/22	75	72

HCP Inc.	4.250%	11/15/23	150	153
HCP Inc.	6.750%	2/1/41	100	128
Health Care REIT Inc.	3.625%	3/15/16	25	26
Health Care REIT Inc.	6.200%	6/1/16	275	304
Health Care REIT Inc.	4.700%	9/15/17	25	27
Health Care REIT Inc.	2.250%	3/15/18	200	200
Health Care REIT Inc.	4.125%	4/1/19	200	213
Health Care REIT Inc.	4.950%	1/15/21	75	81
Health Care REIT Inc.	5.250%	1/15/22	100	110
Health Care REIT Inc.	3.750%	3/15/23	75	74
Health Care REIT Inc.	6.500%	3/15/41	25	30
Health Care REIT Inc.	5.125%	3/15/43	75	76
Healthcare Realty Trust Inc.	6.500%	1/17/17	50	56
Healthcare Realty Trust Inc.	3.750%	4/15/23	50	48
Healthcare Trust of America Holdings LP	3.700%	4/15/23	25	24
Hospitality Properties Trust	6.700%	1/15/18	250	282
Kilroy Realty LP	5.000%	11/3/15	100	106
Kilroy Realty LP	4.800%	7/15/18	125	135
Kilroy Realty LP	3.800%	1/15/23	200	194
Kimco Realty Corp.	5.783%	3/15/16	25	27
Kimco Realty Corp.	5.700%	5/1/17	250	278
Kimco Realty Corp.	6.875%	10/1/19	50	60
Kimco Realty Corp.	3.125%	6/1/23	25	23
Liberty Property LP	5.500%	12/15/16	50	55
Liberty Property LP	3.375%	6/15/23	50	47
Mack-Cali Realty LP	7.750%	8/15/19	100	119
Mack-Cali Realty LP	4.500%	4/18/22	75	76
Mid-America Apartments LP	4.300%	10/15/23	50	50
National Retail Properties Inc.	6.875%	10/15/17	275	318
Omega Healthcare Investors Inc.	6.750%	10/15/22	150	164
6 Omega Healthcare Investors Inc.	4.950%	4/1/24	100	98
Piedmont Operating Partnership LP	3.400%	6/1/23	50	46
Piedmont Operating Partnership LP	4.450%	3/15/24	50	50
Post Apartment Homes LP	3.375%	12/1/22	50	47
ProLogis LP	4.500%	8/15/17	25	27
ProLogis LP	6.875%	3/15/20	200	238
Realty Income Corp.	2.000%	1/31/18	50	50
Realty Income Corp.	6.750%	8/15/19	150	177
Realty Income Corp.	5.750%	1/15/21	200	226
Realty Income Corp.	3.250%	10/15/22	50	48
Retail Opportunity Investments Corp.	5.000%	12/15/23	25	26
Senior Housing Properties Trust	4.300%	1/15/16	50	52
Simon Property Group LP	5.750%	12/1/15	525	563
Simon Property Group LP	5.250%	12/1/16	250	276
Simon Property Group LP	5.875%	3/1/17	25	28
Simon Property Group LP	2.150%	9/15/17	75	77
Simon Property Group LP	6.125%	5/30/18	225	261
Simon Property Group LP	2.200%	2/1/19	175	175
Simon Property Group LP	5.650%	2/1/20	75	87
Simon Property Group LP	4.375%	3/1/21	125	136
Simon Property Group LP	3.375%	3/15/22	100	101
Simon Property Group LP	2.750%	2/1/23	25	24
Simon Property Group LP	3.750%	2/1/24	150	151
Simon Property Group LP	4.750%	3/15/42	75	77
Tanger Properties LP	6.150%	11/15/15	100	108
Tanger Properties LP	3.875%	12/1/23	25	25
UDR Inc.	4.250%	6/1/18	125	134

UDR Inc.	3.700%	10/1/20	25	25
UDR Inc.	4.625%	1/10/22	50	53
Ventas Realty LP	1.550%	9/26/16	75	76
Ventas Realty LP	5.700%	9/30/43	75	84
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	100	100
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	150	159
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	125	135
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	200	192
Washington REIT	4.950%	10/1/20	25	26
Washington REIT	3.950%	10/15/22	75	73
Weingarten Realty Investors	3.375%	10/15/22	25	24
Weingarten Realty Investors	3.500%	4/15/23	100	94
				189,986
Industrial (13.9%)
Basic Industry (1.4%)
Agrium Inc.	6.750%	1/15/19	200	236
Agrium Inc.	6.125%	1/15/41	25	28
Agrium Inc.	4.900%	6/1/43	50	49
Air Products & Chemicals Inc.	2.000%	8/2/16	125	128
Air Products & Chemicals Inc.	1.200%	10/15/17	75	74
Air Products & Chemicals Inc.	3.000%	11/3/21	75	74
Air Products & Chemicals Inc.	2.750%	2/3/23	50	47
Airgas Inc.	3.250%	10/1/15	150	155
Albemarle Corp.	4.500%	12/15/20	25	27
Alcoa Inc.	5.900%	2/1/27	710	725
Barrick Gold Corp.	6.950%	4/1/19	175	205
Barrick Gold Corp.	3.850%	4/1/22	200	191
Barrick Gold Corp.	4.100%	5/1/23	750	713
Barrick North America Finance LLC	6.800%	9/15/18	175	204
Barrick North America Finance LLC	4.400%	5/30/21	125	126
Barrick North America Finance LLC	5.700%	5/30/41	450	439
Barrick North America Finance LLC	5.750%	5/1/43	50	49
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	50	54
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	150	153
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	375	381
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	100	112
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	150	150
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	400	478
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	25	25
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	225	221
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	100	103
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	140
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	375	396
Cabot Corp.	2.550%	1/15/18	150	151
Carpenter Technology Corp.	5.200%	7/15/21	125	133
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	250	260
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	25	26
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	75	76
CF Industries Inc.	6.875%	5/1/18	275	320
CF Industries Inc.	7.125%	5/1/20	380	454
CF Industries Inc.	4.950%	6/1/43	125	121
Cliffs Natural Resources Inc.	5.900%	3/15/20	25	26
Cliffs Natural Resources Inc.	4.875%	4/1/21	300	293
Cliffs Natural Resources Inc.	6.250%	10/1/40	125	109
Domtar Corp.	6.250%	9/1/42	25	26
Domtar Corp.	6.750%	2/15/44	100	111
Dow Chemical Co.	2.500%	2/15/16	75	77

Dow Chemical Co.	5.700%	5/15/18	25	28
Dow Chemical Co.	8.550%	5/15/19	325	417
Dow Chemical Co.	4.250%	11/15/20	125	133
Dow Chemical Co.	4.125%	11/15/21	100	105
Dow Chemical Co.	7.375%	11/1/29	25	32
Dow Chemical Co.	9.400%	5/15/39	350	556
Dow Chemical Co.	5.250%	11/15/41	200	208
Eastman Chemical Co.	3.000%	12/15/15	50	52
Eastman Chemical Co.	2.400%	6/1/17	75	77
Eastman Chemical Co.	5.500%	11/15/19	150	170
Eastman Chemical Co.	4.500%	1/15/21	75	79
Eastman Chemical Co.	3.600%	8/15/22	200	199
Eastman Chemical Co.	4.800%	9/1/42	225	222
Ecolab Inc.	3.000%	12/8/16	50	53
Ecolab Inc.	1.450%	12/8/17	225	223
Ecolab Inc.	4.350%	12/8/21	400	432
Ecolab Inc.	5.500%	12/8/41	150	172
EI du Pont de Nemours & Co.	1.950%	1/15/16	150	154
EI du Pont de Nemours & Co.	5.250%	12/15/16	25	28
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	321
EI du Pont de Nemours & Co.	4.625%	1/15/20	400	443
EI du Pont de Nemours & Co.	2.800%	2/15/23	125	119
EI du Pont de Nemours & Co.	6.500%	1/15/28	100	125
EI du Pont de Nemours & Co.	4.150%	2/15/43	175	168
FMC Corp.	3.950%	2/1/22	50	51
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	225	226
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	50	51
Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	400	399
Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	300	294
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	550	526
Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	460	442
Freeport-McMoRan Copper & Gold Inc.	5.450%	3/15/43	225	221
Georgia-Pacific LLC	7.375%	12/1/25	100	126
Georgia-Pacific LLC	8.875%	5/15/31	250	365
Glencore Canada Corp.	5.500%	6/15/17	200	218
Goldcorp Inc.	2.125%	3/15/18	325	323
Goldcorp Inc.	3.700%	3/15/23	200	189
International Paper Co.	5.300%	4/1/15	75	78
International Paper Co.	7.950%	6/15/18	500	613
International Paper Co.	7.500%	8/15/21	450	566
International Paper Co.	7.300%	11/15/39	100	130
Kinross Gold Corp.	5.125%	9/1/21	75	75
6 Kinross Gold Corp.	5.950%	3/15/24	100	100
Kinross Gold Corp.	6.875%	9/1/41	50	48
LYB International Finance BV	4.875%	3/15/44	225	224
LyondellBasell Industries NV	5.000%	4/15/19	350	388
LyondellBasell Industries NV	6.000%	11/15/21	175	204
LyondellBasell Industries NV	5.750%	4/15/24	175	201
Monsanto Co.	5.875%	4/15/38	325	393
Mosaic Co.	3.750%	11/15/21	150	152
Mosaic Co.	4.250%	11/15/23	100	102
Mosaic Co.	5.450%	11/15/33	100	108
Mosaic Co.	5.625%	11/15/43	100	107
Newmont Mining Corp.	3.500%	3/15/22	400	362
Newmont Mining Corp.	5.875%	4/1/35	100	94
Newmont Mining Corp.	4.875%	3/15/42	100	81
Nucor Corp.	5.750%	12/1/17	25	28

Nucor Corp.	5.850%	6/1/18	150	171
Nucor Corp.	4.000%	8/1/23	200	201
Nucor Corp.	6.400%	12/1/37	100	117
Nucor Corp.	5.200%	8/1/43	200	204
Packaging Corp. of America	3.900%	6/15/22	100	100
Packaging Corp. of America	4.500%	11/1/23	350	364
Placer Dome Inc.	6.450%	10/15/35	75	78
Plum Creek Timberlands LP	5.875%	11/15/15	100	108
Plum Creek Timberlands LP	4.700%	3/15/21	75	79
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	150	157
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	175	184
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	125	138
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	175	198
PPG Industries Inc.	1.900%	1/15/16	175	178
Praxair Inc.	5.200%	3/15/17	25	28
Praxair Inc.	4.500%	8/15/19	50	55
Praxair Inc.	3.000%	9/1/21	75	75
Praxair Inc.	2.450%	2/15/22	450	427
Praxair Inc.	2.200%	8/15/22	200	185
Praxair Inc.	3.550%	11/7/42	50	44
Rayonier Inc.	3.750%	4/1/22	50	49
Reliance Steel & Aluminum Co.	4.500%	4/15/23	75	75
Rio Tinto Alcan Inc.	5.000%	6/1/15	25	26
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	258
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	75	76
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	350	361
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	150	176
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	550	716
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	75	77
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	300	307
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	95
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	133
Rio Tinto Finance USA plc	1.375%	6/17/16	75	76
Rio Tinto Finance USA plc	2.000%	3/22/17	125	127
Rio Tinto Finance USA plc	1.625%	8/21/17	200	200
Rio Tinto Finance USA plc	2.250%	12/14/18	75	75
Rio Tinto Finance USA plc	3.500%	3/22/22	75	75
Rio Tinto Finance USA plc	2.875%	8/21/22	75	71
Rio Tinto Finance USA plc	4.750%	3/22/42	150	149
Rio Tinto Finance USA plc	4.125%	8/21/42	200	182
Rohm & Haas Co.	7.850%	7/15/29	250	330
RPM International Inc.	6.125%	10/15/19	25	28
RPM International Inc.	3.450%	11/15/22	100	95
Sherwin-Williams Co.	3.125%	12/15/14	75	76
Sigma-Aldrich Corp.	3.375%	11/1/20	50	51
Southern Copper Corp.	5.375%	4/16/20	75	81
Southern Copper Corp.	7.500%	7/27/35	450	495
Southern Copper Corp.	6.750%	4/16/40	125	128
Syngenta Finance NV	3.125%	3/28/22	100	98
Syngenta Finance NV	4.375%	3/28/42	50	49
Teck Resources Ltd.	3.150%	1/15/17	25	26
Teck Resources Ltd.	2.500%	2/1/18	125	125
Teck Resources Ltd.	3.000%	3/1/19	75	75
Teck Resources Ltd.	4.750%	1/15/22	25	26
Teck Resources Ltd.	3.750%	2/1/23	250	234
Teck Resources Ltd.	6.125%	10/1/35	200	204
Teck Resources Ltd.	6.250%	7/15/41	225	233

Teck Resources Ltd.	5.200%	3/1/42	150	137
Teck Resources Ltd.	5.400%	2/1/43	50	47
Vale Canada Ltd.	5.700%	10/15/15	125	134
Vale Overseas Ltd.	6.250%	1/23/17	50	56
Vale Overseas Ltd.	5.625%	9/15/19	175	193
Vale Overseas Ltd.	4.625%	9/15/20	275	286
Vale Overseas Ltd.	4.375%	1/11/22	860	855
Vale Overseas Ltd.	8.250%	1/17/34	50	60
Vale Overseas Ltd.	6.875%	11/21/36	500	531
Vale Overseas Ltd.	6.875%	11/10/39	450	480
Valspar Corp.	7.250%	6/15/19	25	30
Westlake Chemical Corp.	3.600%	7/15/22	25	24
Westvaco Corp.	7.950%	2/15/31	125	154
Weyerhaeuser Co.	7.375%	10/1/19	100	122
Weyerhaeuser Co.	8.500%	1/15/25	50	65
Weyerhaeuser Co.	7.375%	3/15/32	200	257
Weyerhaeuser Co.	6.875%	12/15/33	50	62

Capital Goods (1.2%)
3M Co.	6.375%	2/15/28	100	129
3M Co.	5.700%	3/15/37	125	150
ABB Finance USA Inc.	1.625%	5/8/17	100	101
ABB Finance USA Inc.	4.375%	5/8/42	25	25
Acuity Brands Lighting Inc.	6.000%	12/15/19	50	56
Boeing Co.	6.000%	3/15/19	400	472
Boeing Co.	4.875%	2/15/20	75	84
Boeing Co.	6.625%	2/15/38	50	67
Boeing Co.	6.875%	3/15/39	75	104
Boeing Co.	5.875%	2/15/40	275	340
Carlisle Cos. Inc.	3.750%	11/15/22	75	73
Caterpillar Financial Services Corp.	4.750%	2/17/15	250	260
Caterpillar Financial Services Corp.	1.050%	3/26/15	300	302
Caterpillar Financial Services Corp.	2.650%	4/1/16	375	389
Caterpillar Financial Services Corp.	2.050%	8/1/16	300	309
Caterpillar Financial Services Corp.	7.150%	2/15/19	525	642
Caterpillar Inc.	0.950%	6/26/15	150	151
Caterpillar Inc.	1.500%	6/26/17	150	151
Caterpillar Inc.	3.900%	5/27/21	75	80
Caterpillar Inc.	2.600%	6/26/22	50	48
Caterpillar Inc.	3.803%	8/15/42	443	395
Cooper US Inc.	5.450%	4/1/15	75	79
Cooper US Inc.	2.375%	1/15/16	500	515
Crane Co.	2.750%	12/15/18	50	50
Crane Co.	4.450%	12/15/23	50	51
CRH America Inc.	4.125%	1/15/16	50	53
CRH America Inc.	6.000%	9/30/16	225	251
CRH America Inc.	8.125%	7/15/18	100	122
CRH America Inc.	5.750%	1/15/21	75	84
Danaher Corp.	2.300%	6/23/16	50	52
Danaher Corp.	5.625%	1/15/18	75	86
Deere & Co.	4.375%	10/16/19	175	194
Deere & Co.	2.600%	6/8/22	325	311
Deere & Co.	5.375%	10/16/29	125	145
Deere & Co.	7.125%	3/3/31	100	134
Deere & Co.	3.900%	6/9/42	75	70
Dover Corp.	5.450%	3/15/18	200	226
Dover Corp.	6.600%	3/15/38	75	97

Eaton Corp.	5.600%	5/15/18	300	338
Eaton Corp.	2.750%	11/2/22	200	189
Eaton Corp.	4.000%	11/2/32	25	24
Eaton Corp.	4.150%	11/2/42	50	47
6 Embraer Overseas Ltd.	5.696%	9/16/23	451	467
Emerson Electric Co.	5.250%	10/15/18	250	285
Emerson Electric Co.	4.875%	10/15/19	25	28
Emerson Electric Co.	4.250%	11/15/20	25	27
Emerson Electric Co.	6.000%	8/15/32	275	338
Exelis Inc.	4.250%	10/1/16	75	79
Flowserve Corp.	3.500%	9/15/22	250	247
Flowserve Corp.	4.000%	11/15/23	50	51
General Dynamics Corp.	1.000%	11/15/17	275	270
General Dynamics Corp.	3.600%	11/15/42	100	88
General Electric Co.	0.850%	10/9/15	375	377
General Electric Co.	5.250%	12/6/17	765	867
General Electric Co.	2.700%	10/9/22	700	679
General Electric Co.	4.125%	10/9/42	375	360
Honeywell International Inc.	5.300%	3/15/17	200	224
Honeywell International Inc.	4.250%	3/1/21	450	492
Honeywell International Inc.	5.700%	3/15/37	100	119
Honeywell International Inc.	5.375%	3/1/41	250	291
Illinois Tool Works Inc.	6.250%	4/1/19	100	119
Illinois Tool Works Inc.	3.375%	9/15/21	100	102
Illinois Tool Works Inc.	4.875%	9/15/41	75	80
Illinois Tool Works Inc.	3.900%	9/1/42	75	69
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	250	295
6 Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	50	50
6 Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	75	77
6 Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	25	28
John Deere Capital Corp.	0.950%	6/29/15	200	201
John Deere Capital Corp.	0.750%	1/22/16	50	50
John Deere Capital Corp.	1.050%	12/15/16	100	100
John Deere Capital Corp.	2.000%	1/13/17	150	154
John Deere Capital Corp.	2.800%	9/18/17	275	287
John Deere Capital Corp.	1.200%	10/10/17	200	199
John Deere Capital Corp.	1.300%	3/12/18	125	123
John Deere Capital Corp.	5.750%	9/10/18	275	318
John Deere Capital Corp.	1.700%	1/15/20	125	120
John Deere Capital Corp.	2.800%	3/4/21	100	99
John Deere Capital Corp.	3.150%	10/15/21	25	25
John Deere Capital Corp.	2.800%	1/27/23	50	48
Joy Global Inc.	6.000%	11/15/16	50	56
Kennametal Inc.	2.650%	11/1/19	75	73
Kennametal Inc.	3.875%	2/15/22	50	49
L-3 Communications Corp.	5.200%	10/15/19	100	109
L-3 Communications Corp.	4.750%	7/15/20	75	79
L-3 Communications Corp.	4.950%	2/15/21	75	80
Lockheed Martin Corp.	3.350%	9/15/21	500	509
Lockheed Martin Corp.	6.150%	9/1/36	725	884
Lockheed Martin Corp.	5.500%	11/15/39	25	28
Martin Marietta Materials Inc.	6.600%	4/15/18	150	169
Mohawk Industries Inc.	3.850%	2/1/23	800	790
Northrop Grumman Corp.	1.750%	6/1/18	275	271
Northrop Grumman Corp.	3.500%	3/15/21	200	203
Northrop Grumman Corp.	3.250%	8/1/23	150	144
Northrop Grumman Corp.	5.050%	11/15/40	50	52

Northrop Grumman Corp.	4.750%	6/1/43	125	125
Owens Corning	6.500%	12/1/16	341	379
Owens Corning	4.200%	12/15/22	150	150
Parker Hannifin Corp.	5.500%	5/15/18	50	57
Parker Hannifin Corp.	3.500%	9/15/22	100	101
Parker Hannifin Corp.	6.250%	5/15/38	25	31
Pentair Finance SA	1.350%	12/1/15	125	126
Precision Castparts Corp.	0.700%	12/20/15	75	75
Precision Castparts Corp.	1.250%	1/15/18	325	320
Precision Castparts Corp.	2.500%	1/15/23	25	23
Precision Castparts Corp.	3.900%	1/15/43	75	70
Raytheon Co.	6.750%	3/15/18	125	147
Raytheon Co.	4.400%	2/15/20	100	109
Raytheon Co.	3.125%	10/15/20	25	25
Raytheon Co.	2.500%	12/15/22	175	164
Raytheon Co.	7.200%	8/15/27	25	32
Raytheon Co.	4.700%	12/15/41	300	314
Republic Services Inc.	3.800%	5/15/18	150	159
Republic Services Inc.	5.500%	9/15/19	100	114
Republic Services Inc.	5.000%	3/1/20	125	138
Republic Services Inc.	5.250%	11/15/21	75	84
Republic Services Inc.	3.550%	6/1/22	50	50
Republic Services Inc.	6.086%	3/15/35	75	87
Republic Services Inc.	6.200%	3/1/40	125	152
Republic Services Inc.	5.700%	5/15/41	200	229
Rockwell Automation Inc.	5.650%	12/1/17	25	28
Rockwell Automation Inc.	6.700%	1/15/28	50	63
Rockwell Automation Inc.	6.250%	12/1/37	100	122
Rockwell Collins Inc.	5.250%	7/15/19	25	28
Rockwell Collins Inc.	3.100%	11/15/21	50	50
Roper Industries Inc.	1.850%	11/15/17	75	75
Roper Industries Inc.	2.050%	10/1/18	200	197
Roper Industries Inc.	6.250%	9/1/19	75	86
Snap-on Inc.	6.125%	9/1/21	75	87
Sonoco Products Co.	4.375%	11/1/21	25	26
Sonoco Products Co.	5.750%	11/1/40	125	140
Stanley Black & Decker Inc.	3.400%	12/1/21	150	151
Stanley Black & Decker Inc.	5.200%	9/1/40	125	135
Tyco International Finance SA / Tyco
International Ltd.	7.000%	12/15/19	225	270
United Technologies Corp.	4.875%	5/1/15	125	131
United Technologies Corp.	1.800%	6/1/17	225	229
United Technologies Corp.	5.375%	12/15/17	575	656
United Technologies Corp.	4.500%	4/15/20	100	111
United Technologies Corp.	3.100%	6/1/22	375	374
United Technologies Corp.	6.700%	8/1/28	100	127
United Technologies Corp.	7.500%	9/15/29	125	173
United Technologies Corp.	5.400%	5/1/35	150	174
United Technologies Corp.	6.050%	6/1/36	100	124
United Technologies Corp.	6.125%	7/15/38	300	375
United Technologies Corp.	5.700%	4/15/40	100	119
United Technologies Corp.	4.500%	6/1/42	550	559
Waste Management Inc.	6.375%	3/11/15	175	185
Waste Management Inc.	2.600%	9/1/16	125	130
Waste Management Inc.	6.100%	3/15/18	375	434
Waste Management Inc.	4.600%	3/1/21	50	54

Waste Management Inc.	6.125%	11/30/39	200	242

Communication (2.4%)
21st Century Fox America Inc.	4.500%	2/15/21	200	217
21st Century Fox America Inc.	3.000%	9/15/22	150	145
21st Century Fox America Inc.	6.550%	3/15/33	300	358
21st Century Fox America Inc.	6.200%	12/15/34	500	579
21st Century Fox America Inc.	6.400%	12/15/35	365	434
21st Century Fox America Inc.	8.150%	10/17/36	175	232
21st Century Fox America Inc.	6.150%	3/1/37	100	115
21st Century Fox America Inc.	6.900%	8/15/39	100	125
America Movil SAB de CV	2.375%	9/8/16	300	309
America Movil SAB de CV	5.625%	11/15/17	150	170
America Movil SAB de CV	5.000%	10/16/19	400	442
America Movil SAB de CV	6.375%	3/1/35	175	202
America Movil SAB de CV	6.125%	11/15/37	150	168
America Movil SAB de CV	6.125%	3/30/40	475	540
America Movil SAB de CV	4.375%	7/16/42	250	223
American Tower Corp.	4.625%	4/1/15	325	337
American Tower Corp.	4.500%	1/15/18	225	243
American Tower Corp.	5.900%	11/1/21	500	560
American Tower Corp.	3.500%	1/31/23	50	47
AT&T Inc.	2.500%	8/15/15	600	615
AT&T Inc.	0.800%	12/1/15	150	150
AT&T Inc.	2.950%	5/15/16	125	130
AT&T Inc.	5.625%	6/15/16	350	386
AT&T Inc.	2.400%	8/15/16	200	207
AT&T Inc.	1.700%	6/1/17	425	428
AT&T Inc.	1.400%	12/1/17	200	198
AT&T Inc.	5.500%	2/1/18	100	113
AT&T Inc.	5.600%	5/15/18	450	512
AT&T Inc.	2.375%	11/27/18	400	402
AT&T Inc.	5.800%	2/15/19	250	289
AT&T Inc.	2.300%	3/11/19	100	99
AT&T Inc.	4.450%	5/15/21	250	271
AT&T Inc.	3.875%	8/15/21	250	261
AT&T Inc.	3.000%	2/15/22	300	291
AT&T Inc.	2.625%	12/1/22	350	326
AT&T Inc.	3.900%	3/11/24	125	125
AT&T Inc.	6.450%	6/15/34	315	372
AT&T Inc.	6.500%	9/1/37	225	264
AT&T Inc.	6.300%	1/15/38	350	400
AT&T Inc.	6.550%	2/15/39	50	59
AT&T Inc.	5.350%	9/1/40	631	644
AT&T Inc.	5.550%	8/15/41	275	287
AT&T Inc.	4.300%	12/15/42	271	240
AT&T Inc.	4.350%	6/15/45	374	329
AT&T Mobility LLC	7.125%	12/15/31	175	223
Bellsouth Capital Funding Corp.	7.875%	2/15/30	78	97
BellSouth Corp.	6.875%	10/15/31	78	92
BellSouth Corp.	6.550%	6/15/34	79	90
BellSouth Corp.	6.000%	11/15/34	89	97
BellSouth Telecommunications LLC	6.375%	6/1/28	45	51
British Telecommunications plc	1.625%	6/28/16	150	152
British Telecommunications plc	5.950%	1/15/18	300	342
British Telecommunications plc	9.625%	12/15/30	350	539
CBS Corp.	8.875%	5/15/19	175	225

CBS Corp.	5.750%	4/15/20	115	131
CBS Corp.	4.300%	2/15/21	275	290
CBS Corp.	5.900%	10/15/40	275	306
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	250	244
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	142	179
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	197
Comcast Cable Communications LLC	8.875%	5/1/17	500	612
Comcast Corp.	5.900%	3/15/16	100	110
Comcast Corp.	6.300%	11/15/17	50	58
Comcast Corp.	5.875%	2/15/18	325	373
Comcast Corp.	5.700%	5/15/18	175	201
Comcast Corp.	5.700%	7/1/19	775	898
Comcast Corp.	5.150%	3/1/20	325	369
Comcast Corp.	4.250%	1/15/33	275	270
Comcast Corp.	5.650%	6/15/35	400	452
Comcast Corp.	6.500%	11/15/35	750	930
Comcast Corp.	6.450%	3/15/37	75	92
Comcast Corp.	6.950%	8/15/37	225	292
Comcast Corp.	4.500%	1/15/43	125	122
COX Communications Inc.	5.500%	10/1/15	125	133
Deutsche Telekom International Finance BV	5.750%	3/23/16	400	438
Deutsche Telekom International Finance BV	6.750%	8/20/18	75	89
Deutsche Telekom International Finance BV	6.000%	7/8/19	150	176
Deutsche Telekom International Finance BV	8.750%	6/15/30	450	648
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	25	26
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	250	261
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	925	1,061
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	750	806
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	100	101
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	375	356
Discovery Communications LLC	5.050%	6/1/20	350	388
Discovery Communications LLC	4.375%	6/15/21	25	27
Discovery Communications LLC	3.300%	5/15/22	125	122
Discovery Communications LLC	3.250%	4/1/23	100	96
Discovery Communications LLC	4.950%	5/15/42	75	73
Discovery Communications LLC	4.875%	4/1/43	100	98
Embarq Corp.	7.082%	6/1/16	175	197
Embarq Corp.	7.995%	6/1/36	50	52
Graham Holdings Co.	7.250%	2/1/19	75	88
Grupo Televisa SAB	6.625%	3/18/25	100	116
Grupo Televisa SAB	6.625%	1/15/40	175	200
Interpublic Group of Cos. Inc.	3.750%	2/15/23	300	292
Interpublic Group of Cos. Inc.	4.200%	4/15/24	175	175
McGraw Hill Financial Inc.	6.550%	11/15/37	150	150
Moody's Corp.	4.500%	9/1/22	75	78
Moody's Corp.	4.875%	2/15/24	250	262
NBCUniversal Media LLC	3.650%	4/30/15	75	78
NBCUniversal Media LLC	2.875%	4/1/16	275	286

NBCUniversal Media LLC	5.150%	4/30/20	125	142
NBCUniversal Media LLC	4.375%	4/1/21	175	190
NBCUniversal Media LLC	2.875%	1/15/23	225	217
NBCUniversal Media LLC	6.400%	4/30/40	300	372
NBCUniversal Media LLC	5.950%	4/1/41	150	177
NBCUniversal Media LLC	4.450%	1/15/43	225	217
New Cingular Wireless Services Inc.	8.750%	3/1/31	75	110
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	25	25
Omnicom Group Inc.	5.900%	4/15/16	25	27
Omnicom Group Inc.	4.450%	8/15/20	300	321
Omnicom Group Inc.	3.625%	5/1/22	325	324
Orange SA	2.125%	9/16/15	175	178
Orange SA	2.750%	9/14/16	225	234
Orange SA	4.125%	9/14/21	325	335
Orange SA	9.000%	3/1/31	425	614
Orange SA	5.375%	1/13/42	150	155
Pacific Bell Telephone Co.	7.125%	3/15/26	50	63
Qwest Corp.	7.500%	10/1/14	200	207
Qwest Corp.	6.500%	6/1/17	100	113
Qwest Corp.	7.250%	9/15/25	25	29
Qwest Corp.	6.875%	9/15/33	275	272
Qwest Corp.	7.125%	11/15/43	100	100
Reed Elsevier Capital Inc.	3.125%	10/15/22	282	271
Rogers Communications Inc.	6.800%	8/15/18	150	178
Rogers Communications Inc.	3.000%	3/15/23	205	192
Rogers Communications Inc.	4.100%	10/1/23	150	154
Rogers Communications Inc.	5.000%	3/15/44	425	426
Telefonica Emisiones SAU	3.729%	4/27/15	100	103
Telefonica Emisiones SAU	6.421%	6/20/16	450	498
Telefonica Emisiones SAU	3.192%	4/27/18	325	333
Telefonica Emisiones SAU	5.877%	7/15/19	100	113
Telefonica Emisiones SAU	5.134%	4/27/20	225	244
Telefonica Emisiones SAU	5.462%	2/16/21	225	247
Telefonica Emisiones SAU	4.570%	4/27/23	500	511
Telefonica Emisiones SAU	7.045%	6/20/36	425	514
Thomson Reuters Corp.	4.700%	10/15/19	300	328
Thomson Reuters Corp.	5.500%	8/15/35	75	77
Thomson Reuters Corp.	5.850%	4/15/40	150	161
Thomson Reuters Corp.	5.650%	11/23/43	225	238
Time Warner Cable Inc.	5.850%	5/1/17	275	310
Time Warner Cable Inc.	6.750%	7/1/18	850	997
Time Warner Cable Inc.	8.250%	4/1/19	225	281
Time Warner Cable Inc.	5.000%	2/1/20	475	519
Time Warner Cable Inc.	6.550%	5/1/37	200	232
Time Warner Cable Inc.	6.750%	6/15/39	200	237
Time Warner Cable Inc.	5.875%	11/15/40	600	653
Time Warner Cable Inc.	4.500%	9/15/42	350	319
Time Warner Entertainment Co. LP	8.375%	3/15/23	175	229
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	138
United States Cellular Corp.	6.700%	12/15/33	75	75
Verizon Communications Inc.	5.550%	2/15/16	125	137
Verizon Communications Inc.	3.000%	4/1/16	25	26
Verizon Communications Inc.	2.500%	9/15/16	330	342
Verizon Communications Inc.	2.000%	11/1/16	500	512
Verizon Communications Inc.	5.500%	2/15/18	475	541
Verizon Communications Inc.	3.650%	9/14/18	735	781
Verizon Communications Inc.	8.750%	11/1/18	264	337

Verizon Communications Inc.	6.350%	4/1/19	200	236
Verizon Communications Inc.	2.550%	6/17/19	300	301
Verizon Communications Inc.	4.500%	9/15/20	560	607
Verizon Communications Inc.	3.450%	3/15/21	300	304
Verizon Communications Inc.	4.600%	4/1/21	775	840
Verizon Communications Inc.	3.500%	11/1/21	100	101
Verizon Communications Inc.	5.150%	9/15/23	1,680	1,837
Verizon Communications Inc.	4.150%	3/15/24	300	304
Verizon Communications Inc.	7.750%	12/1/30	425	562
Verizon Communications Inc.	6.400%	9/15/33	925	1,094
Verizon Communications Inc.	5.050%	3/15/34	225	231
Verizon Communications Inc.	5.850%	9/15/35	425	472
Verizon Communications Inc.	6.250%	4/1/37	60	69
Verizon Communications Inc.	6.400%	2/15/38	625	731
Verizon Communications Inc.	6.900%	4/15/38	290	358
Verizon Communications Inc.	4.750%	11/1/41	200	193
Verizon Communications Inc.	6.550%	9/15/43	2,295	2,777
Vodafone Group plc	5.625%	2/27/17	250	281
Vodafone Group plc	1.625%	3/20/17	625	631
Vodafone Group plc	1.250%	9/26/17	475	470
Vodafone Group plc	1.500%	2/19/18	50	49
Vodafone Group plc	5.450%	6/10/19	150	172
Vodafone Group plc	2.500%	9/26/22	75	69
Vodafone Group plc	2.950%	2/19/23	415	389
Vodafone Group plc	7.875%	2/15/30	50	67
Vodafone Group plc	6.150%	2/27/37	225	256
Vodafone Group plc	4.375%	2/19/43	150	135
WPP Finance 2010	4.750%	11/21/21	208	223
WPP Finance 2010	3.625%	9/7/22	200	197

Consumer Cyclical (1.8%)
Advance Auto Parts Inc.	4.500%	12/1/23	100	103
Amazon.com Inc.	0.650%	11/27/15	150	150
Amazon.com Inc.	1.200%	11/29/17	200	198
Amazon.com Inc.	2.500%	11/29/22	150	140
American Honda Finance Corp.	1.125%	10/7/16	175	176
American Honda Finance Corp.	2.125%	10/10/18	125	126
AutoZone Inc.	1.300%	1/13/17	25	25
AutoZone Inc.	7.125%	8/1/18	250	299
AutoZone Inc.	2.875%	1/15/23	50	47
AutoZone Inc.	3.125%	7/15/23	125	118
BorgWarner Inc.	4.625%	9/15/20	25	27
Brinker International Inc.	2.600%	5/15/18	25	25
Brinker International Inc.	3.875%	5/15/23	25	23
Carnival Corp.	1.200%	2/5/16	100	100
Costco Wholesale Corp.	5.500%	3/15/17	200	225
Costco Wholesale Corp.	1.700%	12/15/19	200	194
Cummins Inc.	3.650%	10/1/23	100	102
Cummins Inc.	4.875%	10/1/43	125	134
CVS Caremark Corp.	4.875%	9/15/14	50	51
CVS Caremark Corp.	3.250%	5/18/15	25	26
CVS Caremark Corp.	6.125%	8/15/16	100	112
CVS Caremark Corp.	1.200%	12/5/16	100	101
CVS Caremark Corp.	2.250%	12/5/18	300	301
CVS Caremark Corp.	2.750%	12/1/22	150	142
CVS Caremark Corp.	4.000%	12/5/23	195	200
CVS Caremark Corp.	6.250%	6/1/27	375	458

CVS Caremark Corp.	6.125%	9/15/39	175	211
CVS Caremark Corp.	5.300%	12/5/43	50	55
6 Daimler Finance North America LLC	2.625%	9/15/16	125	130
Daimler Finance North America LLC	8.500%	1/18/31	100	149
Darden Restaurants Inc.	4.500%	10/15/21	225	222
eBay Inc.	1.625%	10/15/15	75	76
eBay Inc.	1.350%	7/15/17	175	175
eBay Inc.	3.250%	10/15/20	75	77
eBay Inc.	2.600%	7/15/22	150	142
eBay Inc.	4.000%	7/15/42	25	22
Expedia Inc.	5.950%	8/15/20	75	83
Family Dollar Stores Inc.	5.000%	2/1/21	75	78
Ford Motor Co.	6.625%	10/1/28	275	324
Ford Motor Co.	6.375%	2/1/29	100	114
Ford Motor Co.	7.450%	7/16/31	375	482
Ford Motor Co.	7.400%	11/1/46	100	130
Ford Motor Credit Co. LLC	7.000%	4/15/15	225	239
Ford Motor Credit Co. LLC	2.750%	5/15/15	100	102
Ford Motor Credit Co. LLC	12.000%	5/15/15	125	140
Ford Motor Credit Co. LLC	5.625%	9/15/15	125	133
Ford Motor Credit Co. LLC	4.207%	4/15/16	125	133
Ford Motor Credit Co. LLC	3.984%	6/15/16	550	583
Ford Motor Credit Co. LLC	8.000%	12/15/16	200	234
Ford Motor Credit Co. LLC	4.250%	2/3/17	100	107
Ford Motor Credit Co. LLC	6.625%	8/15/17	325	375
Ford Motor Credit Co. LLC	5.000%	5/15/18	650	718
Ford Motor Credit Co. LLC	2.375%	3/12/19	550	545
Ford Motor Credit Co. LLC	8.125%	1/15/20	250	315
Ford Motor Credit Co. LLC	5.750%	2/1/21	250	285
Ford Motor Credit Co. LLC	5.875%	8/2/21	325	373
Ford Motor Credit Co. LLC	4.250%	9/20/22	200	206
Ford Motor Credit Co. LLC	4.375%	8/6/23	225	232
Historic TW Inc.	9.150%	2/1/23	195	266
Historic TW Inc.	6.625%	5/15/29	175	211
Home Depot Inc.	5.400%	3/1/16	175	191
Home Depot Inc.	3.950%	9/15/20	100	108
Home Depot Inc.	4.400%	4/1/21	1,100	1,211
Home Depot Inc.	3.750%	2/15/24	200	204
Home Depot Inc.	5.875%	12/16/36	275	331
Home Depot Inc.	5.400%	9/15/40	75	85
Home Depot Inc.	5.950%	4/1/41	125	152
Home Depot Inc.	4.875%	2/15/44	200	214
Host Hotels & Resorts LP	6.000%	10/1/21	100	113
Host Hotels & Resorts LP	4.750%	3/1/23	400	418
Hyatt Hotels Corp.	3.875%	8/15/16	50	53
Hyatt Hotels Corp.	5.375%	8/15/21	50	55
Hyatt Hotels Corp.	3.375%	7/15/23	25	24
International Game Technology	7.500%	6/15/19	50	59
International Game Technology	5.500%	6/15/20	75	81
Johnson Controls Inc.	2.600%	12/1/16	100	104
Johnson Controls Inc.	5.000%	3/30/20	125	139
Johnson Controls Inc.	4.250%	3/1/21	250	268
Johnson Controls Inc.	3.750%	12/1/21	100	103
Johnson Controls Inc.	6.000%	1/15/36	50	58
Johnson Controls Inc.	5.250%	12/1/41	50	53
Kohl's Corp.	6.250%	12/15/17	50	57
Kohl's Corp.	4.000%	11/1/21	300	306

Kohl's Corp.	6.000%	1/15/33	100	108
Lowe's Cos. Inc.	5.000%	10/15/15	150	160
Lowe's Cos. Inc.	5.400%	10/15/16	150	167
Lowe's Cos. Inc.	6.100%	9/15/17	75	86
Lowe's Cos. Inc.	3.750%	4/15/21	500	527
Lowe's Cos. Inc.	3.875%	9/15/23	75	78
Lowe's Cos. Inc.	6.875%	2/15/28	25	31
Lowe's Cos. Inc.	6.500%	3/15/29	200	244
Lowe's Cos. Inc.	5.800%	10/15/36	175	204
Lowe's Cos. Inc.	5.000%	9/15/43	50	53
Macy's Retail Holdings Inc.	7.875%	7/15/15	650	706
Macy's Retail Holdings Inc.	5.900%	12/1/16	107	119
Macy's Retail Holdings Inc.	7.450%	7/15/17	325	383
Macy's Retail Holdings Inc.	6.900%	4/1/29	225	274
Macy's Retail Holdings Inc.	6.375%	3/15/37	125	150
Macy's Retail Holdings Inc.	5.125%	1/15/42	300	308
Marriott International Inc.	6.200%	6/15/16	25	28
Marriott International Inc.	6.375%	6/15/17	50	57
Marriott International Inc.	3.000%	3/1/19	50	51
Marriott International Inc.	3.375%	10/15/20	225	228
MasterCard Inc.	2.000%	4/1/19	75	75
MasterCard Inc.	3.375%	4/1/24	150	150
McDonald's Corp.	0.750%	5/29/15	125	126
McDonald's Corp.	5.300%	3/15/17	125	140
McDonald's Corp.	5.800%	10/15/17	325	373
McDonald's Corp.	5.350%	3/1/18	100	114
McDonald's Corp.	5.000%	2/1/19	100	113
McDonald's Corp.	1.875%	5/29/19	50	50
McDonald's Corp.	6.300%	10/15/37	50	63
McDonald's Corp.	5.700%	2/1/39	100	117
McDonald's Corp.	3.700%	2/15/42	375	336
McDonald's Corp.	3.625%	5/1/43	25	22
MDC Holdings Inc.	6.000%	1/15/43	100	89
NIKE Inc.	3.625%	5/1/43	50	44
Nordstrom Inc.	6.250%	1/15/18	75	87
Nordstrom Inc.	4.750%	5/1/20	400	439
Nordstrom Inc.	4.000%	10/15/21	175	184
6 Nordstrom Inc.	5.000%	1/15/44	65	68
NVR Inc.	3.950%	9/15/22	75	74
O'Reilly Automotive Inc.	4.875%	1/14/21	25	27
O'Reilly Automotive Inc.	3.850%	6/15/23	50	49
PACCAR Financial Corp.	0.800%	2/8/16	75	75
PACCAR Financial Corp.	1.150%	8/16/16	200	202
PACCAR Financial Corp.	1.600%	3/15/17	25	25
6 QVC Inc.	3.125%	4/1/19	75	75
QVC Inc.	5.125%	7/2/22	25	26
6 QVC Inc.	4.850%	4/1/24	125	125
QVC Inc.	5.950%	3/15/43	125	126
Ralph Lauren Corp.	2.125%	9/26/18	50	50
Staples Inc.	2.750%	1/12/18	250	253
Staples Inc.	4.375%	1/12/23	100	96
Starbucks Corp.	3.850%	10/1/23	250	255
Target Corp.	5.375%	5/1/17	225	253
Target Corp.	6.000%	1/15/18	200	231
Target Corp.	2.900%	1/15/22	175	172
Target Corp.	6.350%	11/1/32	175	215
Target Corp.	6.500%	10/15/37	125	158

Target Corp.	7.000%	1/15/38	275	365
Target Corp.	4.000%	7/1/42	150	138
Time Warner Inc.	3.150%	7/15/15	575	594
Time Warner Inc.	5.875%	11/15/16	75	84
Time Warner Inc.	4.875%	3/15/20	350	387
Time Warner Inc.	4.700%	1/15/21	50	55
Time Warner Inc.	4.750%	3/29/21	675	741
Time Warner Inc.	7.625%	4/15/31	300	398
Time Warner Inc.	7.700%	5/1/32	375	503
Time Warner Inc.	6.500%	11/15/36	175	208
Time Warner Inc.	6.200%	3/15/40	100	115
Time Warner Inc.	6.100%	7/15/40	175	202
Time Warner Inc.	6.250%	3/29/41	50	59
Time Warner Inc.	5.350%	12/15/43	25	27
TJX Cos. Inc.	6.950%	4/15/19	150	180
TJX Cos. Inc.	2.500%	5/15/23	300	278
Toyota Motor Credit Corp.	1.000%	2/17/15	175	176
Toyota Motor Credit Corp.	3.200%	6/17/15	425	439
Toyota Motor Credit Corp.	0.875%	7/17/15	50	50
Toyota Motor Credit Corp.	2.800%	1/11/16	50	52
Toyota Motor Credit Corp.	2.000%	9/15/16	175	180
Toyota Motor Credit Corp.	2.050%	1/12/17	450	462
Toyota Motor Credit Corp.	1.250%	10/5/17	175	174
Toyota Motor Credit Corp.	1.375%	1/10/18	300	297
Toyota Motor Credit Corp.	2.000%	10/24/18	25	25
Toyota Motor Credit Corp.	4.250%	1/11/21	125	136
Toyota Motor Credit Corp.	3.400%	9/15/21	75	77
Toyota Motor Credit Corp.	3.300%	1/12/22	275	278
Toyota Motor Credit Corp.	2.625%	1/10/23	200	189
VF Corp.	5.950%	11/1/17	75	86
VF Corp.	3.500%	9/1/21	200	206
VF Corp.	6.450%	11/1/37	50	62
Viacom Inc.	2.500%	12/15/16	175	181
Viacom Inc.	3.500%	4/1/17	50	53
Viacom Inc.	6.125%	10/5/17	75	86
Viacom Inc.	2.500%	9/1/18	125	127
Viacom Inc.	2.200%	4/1/19	300	298
Viacom Inc.	5.625%	9/15/19	275	314
Viacom Inc.	3.875%	12/15/21	25	26
Viacom Inc.	3.125%	6/15/22	50	48
Viacom Inc.	4.250%	9/1/23	75	77
Viacom Inc.	3.875%	4/1/24	300	300
Viacom Inc.	6.875%	4/30/36	375	465
Viacom Inc.	4.375%	3/15/43	106	95
Viacom Inc.	5.850%	9/1/43	75	83
Viacom Inc.	5.250%	4/1/44	300	307
Wal-Mart Stores Inc.	4.500%	7/1/15	225	236
Wal-Mart Stores Inc.	1.500%	10/25/15	190	193
Wal-Mart Stores Inc.	0.600%	4/11/16	150	150
Wal-Mart Stores Inc.	5.375%	4/5/17	25	28
Wal-Mart Stores Inc.	5.800%	2/15/18	425	491
Wal-Mart Stores Inc.	1.125%	4/11/18	150	147
Wal-Mart Stores Inc.	1.950%	12/15/18	75	75
Wal-Mart Stores Inc.	3.625%	7/8/20	25	26
Wal-Mart Stores Inc.	3.250%	10/25/20	325	337
Wal-Mart Stores Inc.	4.250%	4/15/21	200	218
Wal-Mart Stores Inc.	2.550%	4/11/23	150	141

Wal-Mart Stores Inc.	5.875%	4/5/27	725	885
Wal-Mart Stores Inc.	7.550%	2/15/30	175	245
Wal-Mart Stores Inc.	5.250%	9/1/35	150	169
Wal-Mart Stores Inc.	6.500%	8/15/37	900	1,167
Wal-Mart Stores Inc.	6.200%	4/15/38	300	376
Wal-Mart Stores Inc.	5.625%	4/15/41	475	560
Wal-Mart Stores Inc.	4.000%	4/11/43	150	140
Walgreen Co.	1.000%	3/13/15	225	226
Walgreen Co.	1.800%	9/15/17	50	50
Walgreen Co.	3.100%	9/15/22	200	192
Walgreen Co.	4.400%	9/15/42	75	71
Walt Disney Co.	0.450%	12/1/15	100	100
Walt Disney Co.	5.625%	9/15/16	375	419
Walt Disney Co.	1.100%	12/1/17	400	396
Walt Disney Co.	5.875%	12/15/17	175	202
Walt Disney Co.	2.750%	8/16/21	100	100
Walt Disney Co.	2.350%	12/1/22	75	70
Walt Disney Co.	4.375%	8/16/41	75	76
Walt Disney Co.	4.125%	12/1/41	275	267
Walt Disney Co.	3.700%	12/1/42	125	114
Western Union Co.	5.930%	10/1/16	125	139
Western Union Co.	5.253%	4/1/20	133	145
Western Union Co.	6.200%	11/17/36	75	75
Western Union Co.	6.200%	6/21/40	200	198
Wyndham Worldwide Corp.	2.950%	3/1/17	200	206
Wyndham Worldwide Corp.	2.500%	3/1/18	50	50
Wyndham Worldwide Corp.	4.250%	3/1/22	175	177
Wyndham Worldwide Corp.	3.900%	3/1/23	50	49
Yum! Brands Inc.	6.250%	4/15/16	50	55
Yum! Brands Inc.	6.250%	3/15/18	28	32

Consumer Noncyclical (3.4%)
Abbott Laboratories	4.125%	5/27/20	25	27
Abbott Laboratories	6.150%	11/30/37	175	220
Abbott Laboratories	6.000%	4/1/39	25	31
Abbott Laboratories	5.300%	5/27/40	300	349
AbbVie Inc.	1.200%	11/6/15	350	353
AbbVie Inc.	1.750%	11/6/17	600	602
AbbVie Inc.	2.000%	11/6/18	225	223
AbbVie Inc.	2.900%	11/6/22	1,000	961
AbbVie Inc.	4.400%	11/6/42	100	98
Actavis Inc.	1.875%	10/1/17	100	100
Actavis Inc.	3.250%	10/1/22	675	650
Actavis Inc.	4.625%	10/1/42	50	48
Allergan Inc.	5.750%	4/1/16	25	28
Allergan Inc.	1.350%	3/15/18	25	24
Allergan Inc.	2.800%	3/15/23	100	95
Altria Group Inc.	4.125%	9/11/15	475	499
Altria Group Inc.	9.700%	11/10/18	167	220
Altria Group Inc.	9.250%	8/6/19	185	245
Altria Group Inc.	2.850%	8/9/22	75	70
Altria Group Inc.	9.950%	11/10/38	100	160
Altria Group Inc.	10.200%	2/6/39	430	705
Altria Group Inc.	4.250%	8/9/42	150	133
Altria Group Inc.	5.375%	1/31/44	250	263
AmerisourceBergen Corp.	5.875%	9/15/15	150	161
AmerisourceBergen Corp.	4.875%	11/15/19	25	28

AmerisourceBergen Corp.	3.500%	11/15/21	300	307
Amgen Inc.	2.300%	6/15/16	150	155
Amgen Inc.	2.500%	11/15/16	200	208
Amgen Inc.	2.125%	5/15/17	225	230
Amgen Inc.	5.850%	6/1/17	150	170
Amgen Inc.	5.700%	2/1/19	75	87
Amgen Inc.	3.450%	10/1/20	225	232
Amgen Inc.	4.100%	6/15/21	150	159
Amgen Inc.	3.875%	11/15/21	200	210
Amgen Inc.	3.625%	5/15/22	225	230
Amgen Inc.	6.375%	6/1/37	125	151
Amgen Inc.	6.900%	6/1/38	150	192
Amgen Inc.	6.400%	2/1/39	175	214
Amgen Inc.	5.750%	3/15/40	125	142
Amgen Inc.	4.950%	10/1/41	150	151
Amgen Inc.	5.150%	11/15/41	325	333
Amgen Inc.	5.650%	6/15/42	175	195
Amgen Inc.	5.375%	5/15/43	75	81
Anheuser-Busch Cos. LLC	5.500%	1/15/18	75	85
Anheuser-Busch Cos. LLC	6.800%	8/20/32	150	194
Anheuser-Busch Cos. LLC	5.750%	4/1/36	115	135
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	100	100
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	425	424
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	250	235
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	500	505
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	279
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	204
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	312
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	525	527
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	700	870
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	175	214
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	500	575
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	150	169
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	75	82
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	200	189
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	228
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	75	96
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	225	201
Archer-Daniels-Midland Co.	5.450%	3/15/18	75	85
Archer-Daniels-Midland Co.	4.479%	3/1/21	225	244
Archer-Daniels-Midland Co.	5.935%	10/1/32	100	118
Archer-Daniels-Midland Co.	5.375%	9/15/35	275	310
Archer-Daniels-Midland Co.	5.765%	3/1/41	50	59
Archer-Daniels-Midland Co.	4.016%	4/16/43	25	23
3 Ascension Health Alliance	4.847%	11/15/53	200	205
AstraZeneca plc	5.900%	9/15/17	550	631
AstraZeneca plc	1.950%	9/18/19	25	24
AstraZeneca plc	6.450%	9/15/37	450	565
AstraZeneca plc	4.000%	9/18/42	250	232
Avon Products Inc.	2.375%	3/15/16	100	102
Avon Products Inc.	4.600%	3/15/20	25	25
Avon Products Inc.	5.000%	3/15/23	50	50
Avon Products Inc.	6.950%	3/15/43	125	125
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	50	53
Baxter International Inc.	6.250%	12/1/37	75	93
Baxter International Inc.	3.650%	8/15/42	25	22

Baxter International Inc.	4.500%	6/15/43	400	395
Beam Inc.	5.375%	1/15/16	45	48
Beam Inc.	1.875%	5/15/17	25	25
Beam Inc.	3.250%	5/15/22	50	49
Becton Dickinson & Co.	5.000%	5/15/19	50	56
Becton Dickinson & Co.	3.250%	11/12/20	300	307
Becton Dickinson & Co.	3.125%	11/8/21	65	66
Biogen Idec Inc.	6.875%	3/1/18	325	383
Boston Scientific Corp.	6.250%	11/15/15	325	353
Boston Scientific Corp.	2.650%	10/1/18	200	201
Boston Scientific Corp.	6.000%	1/15/20	200	230
Boston Scientific Corp.	7.000%	11/15/35	25	31
Boston Scientific Corp.	7.375%	1/15/40	50	66
Bottling Group LLC	5.500%	4/1/16	250	273
Bottling Group LLC	5.125%	1/15/19	100	114
Bristol-Myers Squibb Co.	2.000%	8/1/22	275	250
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	255
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	130
Bristol-Myers Squibb Co.	5.875%	11/15/36	112	134
Bristol-Myers Squibb Co.	6.125%	5/1/38	50	62
Bristol-Myers Squibb Co.	3.250%	8/1/42	75	61
Bristol-Myers Squibb Co.	4.500%	3/1/44	50	50
Brown-Forman Corp.	1.000%	1/15/18	150	146
Brown-Forman Corp.	2.250%	1/15/23	50	46
Brown-Forman Corp.	3.750%	1/15/43	25	22
Bunge Ltd. Finance Corp.	5.100%	7/15/15	25	26
Bunge Ltd. Finance Corp.	4.100%	3/15/16	50	53
Bunge Ltd. Finance Corp.	8.500%	6/15/19	275	338
Campbell Soup Co.	3.050%	7/15/17	25	26
Campbell Soup Co.	4.250%	4/15/21	100	107
Campbell Soup Co.	3.800%	8/2/42	75	64
Cardinal Health Inc.	4.000%	6/15/15	50	52
Cardinal Health Inc.	1.700%	3/15/18	100	99
Cardinal Health Inc.	4.625%	12/15/20	125	136
Cardinal Health Inc.	3.200%	3/15/23	150	145
Cardinal Health Inc.	4.600%	3/15/43	25	25
CareFusion Corp.	6.375%	8/1/19	50	57
3 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	200	183
Celgene Corp.	2.450%	10/15/15	50	51
Celgene Corp.	1.900%	8/15/17	75	76
Celgene Corp.	2.300%	8/15/18	100	100
Celgene Corp.	3.950%	10/15/20	25	26
Celgene Corp.	3.250%	8/15/22	175	171
Celgene Corp.	4.000%	8/15/23	100	102
Celgene Corp.	5.700%	10/15/40	50	56
Celgene Corp.	5.250%	8/15/43	75	80
Church & Dwight Co. Inc.	3.350%	12/15/15	50	52
Clorox Co.	3.800%	11/15/21	100	103
Coca-Cola Co.	1.500%	11/15/15	200	203
Coca-Cola Co.	1.800%	9/1/16	450	461
Coca-Cola Co.	5.350%	11/15/17	450	515
Coca-Cola Co.	4.875%	3/15/19	200	226
Coca-Cola Co.	3.150%	11/15/20	125	128
Coca-Cola Co.	3.300%	9/1/21	250	256
Coca-Cola Co.	3.200%	11/1/23	300	296
Coca-Cola Enterprises Inc.	3.500%	9/15/20	300	308
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	109

Coca-Cola Femsa SAB de CV	3.875%	11/26/23	250	250
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	350	373
Colgate-Palmolive Co.	1.300%	1/15/17	200	202
Colgate-Palmolive Co.	1.750%	3/15/19	75	74
Colgate-Palmolive Co.	2.450%	11/15/21	75	73
Colgate-Palmolive Co.	2.100%	5/1/23	50	45
Colgate-Palmolive Co.	3.250%	3/15/24	100	99
ConAgra Foods Inc.	1.300%	1/25/16	25	25
ConAgra Foods Inc.	1.900%	1/25/18	75	74
ConAgra Foods Inc.	3.250%	9/15/22	125	121
ConAgra Foods Inc.	3.200%	1/25/23	750	717
ConAgra Foods Inc.	7.125%	10/1/26	150	184
ConAgra Foods Inc.	4.650%	1/25/43	100	96
Covidien International Finance SA	1.350%	5/29/15	175	176
Covidien International Finance SA	6.000%	10/15/17	225	259
Covidien International Finance SA	3.200%	6/15/22	200	198
Covidien International Finance SA	6.550%	10/15/37	175	226
CR Bard Inc.	1.375%	1/15/18	225	221
Delhaize Group SA	5.700%	10/1/40	200	204
DENTSPLY International Inc.	2.750%	8/15/16	75	78
Diageo Capital plc	1.500%	5/11/17	275	276
Diageo Capital plc	5.750%	10/23/17	25	29
Diageo Capital plc	4.828%	7/15/20	300	335
Diageo Capital plc	2.625%	4/29/23	500	465
Diageo Finance BV	5.300%	10/28/15	75	81
Diageo Investment Corp.	2.875%	5/11/22	100	97
Diageo Investment Corp.	4.250%	5/11/42	75	73
Dignity Health California GO	3.125%	11/1/22	50	46
Dignity Health California GO	4.500%	11/1/42	200	177
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	75	78
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	70	83
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	125	126
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	75	72
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	50	47
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	25	34
Edwards Lifesciences Corp.	2.875%	10/15/18	50	50
Eli Lilly & Co.	5.200%	3/15/17	150	168
Eli Lilly & Co.	1.950%	3/15/19	125	124
Eli Lilly & Co.	5.500%	3/15/27	150	175
Eli Lilly & Co.	5.550%	3/15/37	150	173
Eli Lilly & Co.	4.650%	6/15/44	100	103
Energizer Holdings Inc.	4.700%	5/19/21	50	52
Energizer Holdings Inc.	4.700%	5/24/22	25	26
Estee Lauder Cos. Inc.	2.350%	8/15/22	75	70
Estee Lauder Cos. Inc.	3.700%	8/15/42	25	22
Express Scripts Holding Co.	3.125%	5/15/16	100	104
Express Scripts Holding Co.	2.650%	2/15/17	350	363
Express Scripts Holding Co.	7.250%	6/15/19	50	61
Express Scripts Holding Co.	4.750%	11/15/21	150	163
Express Scripts Holding Co.	3.900%	2/15/22	100	102
Express Scripts Holding Co.	6.125%	11/15/41	175	207
Flowers Foods Inc.	4.375%	4/1/22	75	77
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	88
Genentech Inc.	4.750%	7/15/15	50	53
Genentech Inc.	5.250%	7/15/35	250	281
General Mills Inc.	5.700%	2/15/17	150	169
General Mills Inc.	5.650%	2/15/19	775	892

General Mills Inc.	3.150%	12/15/21	25	25
Gilead Sciences Inc.	2.050%	4/1/19	100	99
Gilead Sciences Inc.	4.500%	4/1/21	150	164
Gilead Sciences Inc.	4.400%	12/1/21	400	433
Gilead Sciences Inc.	3.700%	4/1/24	350	351
Gilead Sciences Inc.	5.650%	12/1/41	100	115
Gilead Sciences Inc.	4.800%	4/1/44	300	307
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	50	50
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	675	775
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	48
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	650	831
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	97
GlaxoSmithKline Capital plc	1.500%	5/8/17	525	529
GlaxoSmithKline Capital plc	2.850%	5/8/22	100	98
Hasbro Inc.	6.300%	9/15/17	175	200
Hasbro Inc.	6.350%	3/15/40	300	342
Hershey Co.	5.450%	9/1/16	50	56
Hershey Co.	1.500%	11/1/16	100	102
Hershey Co.	4.125%	12/1/20	50	54
Hormel Foods Corp.	4.125%	4/15/21	25	27
Ingredion Inc.	3.200%	11/1/15	25	26
Ingredion Inc.	4.625%	11/1/20	25	27
Ingredion Inc.	6.625%	4/15/37	25	30
International Flavors & Fragrances Inc.	3.200%	5/1/23	25	24
JM Smucker Co.	3.500%	10/15/21	50	51
Johnson & Johnson	5.550%	8/15/17	500	573
Johnson & Johnson	6.950%	9/1/29	25	34
Johnson & Johnson	4.950%	5/15/33	150	169
Johnson & Johnson	5.950%	8/15/37	200	248
Johnson & Johnson	4.500%	9/1/40	150	156
Kaiser Foundation Hospitals	3.500%	4/1/22	50	49
Kaiser Foundation Hospitals	4.875%	4/1/42	100	105
Kellogg Co.	1.875%	11/17/16	350	357
Kellogg Co.	4.150%	11/15/19	125	135
Kellogg Co.	4.000%	12/15/20	500	527
Kimberly-Clark Corp.	4.875%	8/15/15	200	212
Kimberly-Clark Corp.	6.125%	8/1/17	275	318
Kimberly-Clark Corp.	6.250%	7/15/18	50	59
Kimberly-Clark Corp.	3.625%	8/1/20	140	148
Koninklijke Philips NV	5.750%	3/11/18	200	228
Koninklijke Philips NV	3.750%	3/15/22	300	309
Koninklijke Philips NV	6.875%	3/11/38	175	228
Koninklijke Philips NV	5.000%	3/15/42	50	53
Kraft Foods Group Inc.	1.625%	6/4/15	50	51
Kraft Foods Group Inc.	2.250%	6/5/17	150	154
Kraft Foods Group Inc.	6.125%	8/23/18	75	87
Kraft Foods Group Inc.	5.375%	2/10/20	65	74
Kraft Foods Group Inc.	3.500%	6/6/22	150	151
Kraft Foods Group Inc.	6.875%	1/26/39	425	551
Kraft Foods Group Inc.	5.000%	6/4/42	325	339
Kroger Co.	3.900%	10/1/15	500	523
Kroger Co.	2.200%	1/15/17	100	102
Kroger Co.	6.150%	1/15/20	75	88
Kroger Co.	4.000%	2/1/24	175	176
Kroger Co.	8.000%	9/15/29	125	163
Kroger Co.	7.500%	4/1/31	100	128
Kroger Co.	6.900%	4/15/38	75	93

Kroger Co.	5.150%	8/1/43	100	102
Laboratory Corp. of America Holdings	5.625%	12/15/15	75	81
Laboratory Corp. of America Holdings	2.200%	8/23/17	25	25
Laboratory Corp. of America Holdings	2.500%	11/1/18	50	50
Laboratory Corp. of America Holdings	3.750%	8/23/22	25	25
Life Technologies Corp.	4.400%	3/1/15	100	103
Life Technologies Corp.	3.500%	1/15/16	50	52
Life Technologies Corp.	6.000%	3/1/20	125	144
Life Technologies Corp.	5.000%	1/15/21	75	83
Lorillard Tobacco Co.	3.500%	8/4/16	50	53
Lorillard Tobacco Co.	8.125%	6/23/19	175	217
Lorillard Tobacco Co.	3.750%	5/20/23	250	237
Lorillard Tobacco Co.	7.000%	8/4/41	75	86
Mattel Inc.	1.700%	3/15/18	50	49
Mattel Inc.	3.150%	3/15/23	25	24
Mattel Inc.	5.450%	11/1/41	50	53
3 Mayo Clinic	3.774%	11/15/43	275	245
3 Mayo Clinic	4.000%	11/15/47	100	92
McCormick & Co. Inc.	3.900%	7/15/21	50	53
McKesson Corp.	3.250%	3/1/16	425	444
McKesson Corp.	4.750%	3/1/21	25	27
McKesson Corp.	6.000%	3/1/41	475	557
Mead Johnson Nutrition Co.	4.900%	11/1/19	100	110
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	115
Medco Health Solutions Inc.	2.750%	9/15/15	300	308
Medco Health Solutions Inc.	7.125%	3/15/18	250	296
Medtronic Inc.	3.000%	3/15/15	250	257
Medtronic Inc.	4.750%	9/15/15	100	106
Medtronic Inc.	5.600%	3/15/19	25	29
Medtronic Inc.	4.450%	3/15/20	125	138
Medtronic Inc.	2.750%	4/1/23	275	261
Medtronic Inc.	3.625%	3/15/24	50	50
Medtronic Inc.	6.500%	3/15/39	25	32
Medtronic Inc.	5.550%	3/15/40	350	403
Medtronic Inc.	4.000%	4/1/43	100	93
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	50	53
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	150	134
Merck & Co. Inc.	2.250%	1/15/16	400	412
Merck & Co. Inc.	6.000%	9/15/17	200	231
Merck & Co. Inc.	1.100%	1/31/18	50	49
Merck & Co. Inc.	3.875%	1/15/21	250	267
Merck & Co. Inc.	2.400%	9/15/22	250	235
Merck & Co. Inc.	6.500%	12/1/33	75	98
Merck & Co. Inc.	6.550%	9/15/37	125	162
Merck & Co. Inc.	3.600%	9/15/42	75	66
Merck & Co. Inc.	4.150%	5/18/43	25	24
Merck Sharp & Dohme Corp.	4.750%	3/1/15	200	208
Merck Sharp & Dohme Corp.	4.000%	6/30/15	100	104
Merck Sharp & Dohme Corp.	5.000%	6/30/19	100	114
Merck Sharp & Dohme Corp.	6.400%	3/1/28	50	62
Merck Sharp & Dohme Corp.	5.950%	12/1/28	75	91
Merck Sharp & Dohme Corp.	5.750%	11/15/36	350	418
Merck Sharp & Dohme Corp.	5.850%	6/30/39	75	91
Molson Coors Brewing Co.	2.000%	5/1/17	25	25
Molson Coors Brewing Co.	3.500%	5/1/22	25	25

Molson Coors Brewing Co.	5.000%	5/1/42	100	105
Mondelez International Inc.	4.125%	2/9/16	700	741
Mondelez International Inc.	6.500%	8/11/17	150	173
Mondelez International Inc.	5.375%	2/10/20	285	322
Mondelez International Inc.	6.500%	11/1/31	100	122
Mondelez International Inc.	6.875%	2/1/38	75	97
Mondelez International Inc.	6.875%	1/26/39	25	32
Mondelez International Inc.	6.500%	2/9/40	225	284
Mylan Inc.	1.800%	6/24/16	25	25
Mylan Inc.	1.350%	11/29/16	250	251
Mylan Inc.	2.600%	6/24/18	50	51
Mylan Inc.	2.550%	3/28/19	250	248
Mylan Inc.	4.200%	11/29/23	250	252
Mylan Inc.	5.400%	11/29/43	200	208
Newell Rubbermaid Inc.	2.050%	12/1/17	300	301
Novant Health Inc.	5.850%	11/1/19	150	173
Novant Health Inc.	4.371%	11/1/43	150	138
Novartis Capital Corp.	2.900%	4/24/15	125	128
Novartis Capital Corp.	2.400%	9/21/22	75	71
Novartis Capital Corp.	3.700%	9/21/42	75	68
Novartis Capital Corp.	4.400%	5/6/44	350	354
Novartis Securities Investment Ltd.	5.125%	2/10/19	650	739
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	100	103
Pepsi Bottling Group Inc.	7.000%	3/1/29	150	196
PepsiAmericas Inc.	5.000%	5/15/17	100	112
PepsiCo Inc.	0.700%	8/13/15	450	451
PepsiCo Inc.	2.500%	5/10/16	200	207
PepsiCo Inc.	1.250%	8/13/17	200	200
PepsiCo Inc.	5.000%	6/1/18	325	365
PepsiCo Inc.	7.900%	11/1/18	275	345
PepsiCo Inc.	4.500%	1/15/20	25	28
PepsiCo Inc.	3.000%	8/25/21	150	151
PepsiCo Inc.	2.750%	3/5/22	275	266
PepsiCo Inc.	5.500%	1/15/40	250	286
PepsiCo Inc.	4.875%	11/1/40	200	211
PepsiCo Inc.	4.000%	3/5/42	175	161
PerkinElmer Inc.	5.000%	11/15/21	75	80
6 Perrigo Co. plc	1.300%	11/8/16	200	199
6 Perrigo Co. plc	2.300%	11/8/18	200	198
6 Perrigo Co. plc	4.000%	11/15/23	200	200
6 Perrigo Co. plc	5.300%	11/15/43	150	156
Pfizer Inc.	6.200%	3/15/19	600	710
Pfizer Inc.	7.200%	3/15/39	275	381
Pharmacia Corp.	6.600%	12/1/28	75	97
Philip Morris International Inc.	2.500%	5/16/16	700	727
Philip Morris International Inc.	1.625%	3/20/17	50	51
Philip Morris International Inc.	1.125%	8/21/17	75	74
Philip Morris International Inc.	5.650%	5/16/18	325	373
Philip Morris International Inc.	2.625%	3/6/23	175	164
Philip Morris International Inc.	6.375%	5/16/38	200	246
Philip Morris International Inc.	4.375%	11/15/41	425	408
Philip Morris International Inc.	4.500%	3/20/42	50	49
Philip Morris International Inc.	3.875%	8/21/42	25	22
Philip Morris International Inc.	4.125%	3/4/43	125	115
Philip Morris International Inc.	4.875%	11/15/43	150	155
3 Procter & Gamble - Esop	9.360%	1/1/21	304	382

Procter & Gamble Co.	3.500%	2/15/15	150	154
Procter & Gamble Co.	1.450%	8/15/16	50	51
Procter & Gamble Co.	4.700%	2/15/19	100	112
Procter & Gamble Co.	2.300%	2/6/22	425	405
Procter & Gamble Co.	6.450%	1/15/26	75	96
Procter & Gamble Co.	5.550%	3/5/37	325	386
Quest Diagnostics Inc.	5.450%	11/1/15	200	214
Quest Diagnostics Inc.	2.700%	4/1/19	75	75
Quest Diagnostics Inc.	4.250%	4/1/24	100	100
Quest Diagnostics Inc.	6.950%	7/1/37	75	87
Reynolds American Inc.	1.050%	10/30/15	25	25
Reynolds American Inc.	6.750%	6/15/17	150	173
Reynolds American Inc.	3.250%	11/1/22	75	71
Reynolds American Inc.	4.850%	9/15/23	25	26
Reynolds American Inc.	7.250%	6/15/37	125	155
Reynolds American Inc.	4.750%	11/1/42	75	70
Reynolds American Inc.	6.150%	9/15/43	25	28
Safeway Inc.	6.350%	8/15/17	100	115
Safeway Inc.	5.000%	8/15/19	125	129
Safeway Inc.	3.950%	8/15/20	250	253
Safeway Inc.	7.250%	2/1/31	75	71
Sanofi	2.625%	3/29/16	200	208
Sanofi	1.250%	4/10/18	275	270
Sanofi	4.000%	3/29/21	600	644
St. Jude Medical Inc.	3.250%	4/15/23	175	169
St. Jude Medical Inc.	4.750%	4/15/43	175	175
Stryker Corp.	3.000%	1/15/15	50	51
Stryker Corp.	2.000%	9/30/16	100	103
Stryker Corp.	4.375%	1/15/20	50	55
Sysco Corp.	5.250%	2/12/18	250	280
Sysco Corp.	5.375%	9/21/35	100	111
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	75	78
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	25	25
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	925	859
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	200	227
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	100	103
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	75	75
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	25	24
Thermo Fisher Scientific Inc.	3.200%	5/1/15	200	206
Thermo Fisher Scientific Inc.	2.250%	8/15/16	500	514
Thermo Fisher Scientific Inc.	4.500%	3/1/21	300	322
Tupperware Brands Corp.	4.750%	6/1/21	50	53
Tyson Foods Inc.	4.500%	6/15/22	275	287
Unilever Capital Corp.	2.750%	2/10/16	500	520
Unilever Capital Corp.	4.250%	2/10/21	200	218
Unilever Capital Corp.	5.900%	11/15/32	50	64
UST LLC	5.750%	3/1/18	75	86
Whirlpool Corp.	1.350%	3/1/17	175	175
Whirlpool Corp.	4.000%	3/1/24	175	176
Wyeth LLC	5.500%	2/15/16	200	218
Wyeth LLC	5.450%	4/1/17	50	56
Wyeth LLC	6.450%	2/1/24	100	123
Wyeth LLC	6.500%	2/1/34	250	320
Wyeth LLC	6.000%	2/15/36	175	214
Wyeth LLC	5.950%	4/1/37	650	787
Zimmer Holdings Inc.	4.625%	11/30/19	50	56

Zimmer Holdings Inc.	3.375%	11/30/21	100	101
Zimmer Holdings Inc.	5.750%	11/30/39	50	59
Zoetis Inc.	1.150%	2/1/16	25	25
Zoetis Inc.	1.875%	2/1/18	25	25
Zoetis Inc.	3.250%	2/1/23	500	484
Zoetis Inc.	4.700%	2/1/43	50	50

Energy (1.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	125	152
Anadarko Petroleum Corp.	5.950%	9/15/16	500	556
Anadarko Petroleum Corp.	6.450%	9/15/36	200	237
Anadarko Petroleum Corp.	7.950%	6/15/39	25	34
Anadarko Petroleum Corp.	6.200%	3/15/40	275	319
Apache Corp.	5.625%	1/15/17	100	112
Apache Corp.	1.750%	4/15/17	75	76
Apache Corp.	6.900%	9/15/18	300	360
Apache Corp.	3.625%	2/1/21	75	79
Apache Corp.	6.000%	1/15/37	350	413
Apache Corp.	5.100%	9/1/40	350	369
Apache Corp.	4.750%	4/15/43	200	201
Baker Hughes Inc.	3.200%	8/15/21	300	304
Baker Hughes Inc.	6.875%	1/15/29	100	131
Baker Hughes Inc.	5.125%	9/15/40	275	303
BP Capital Markets plc	3.125%	10/1/15	450	468
BP Capital Markets plc	3.200%	3/11/16	225	236
BP Capital Markets plc	2.248%	11/1/16	500	517
BP Capital Markets plc	1.846%	5/5/17	225	229
BP Capital Markets plc	1.375%	11/6/17	200	199
BP Capital Markets plc	4.750%	3/10/19	175	195
BP Capital Markets plc	2.237%	5/10/19	425	423
BP Capital Markets plc	4.500%	10/1/20	225	245
BP Capital Markets plc	4.742%	3/11/21	350	387
BP Capital Markets plc	3.245%	5/6/22	250	248
BP Capital Markets plc	2.500%	11/6/22	75	70
BP Capital Markets plc	2.750%	5/10/23	300	281
BP Capital Markets plc	3.814%	2/10/24	400	404
Burlington Resources Finance Co.	7.400%	12/1/31	175	241
Cameron International Corp.	6.375%	7/15/18	150	174
Cameron International Corp.	7.000%	7/15/38	100	126
Canadian Natural Resources Ltd.	6.000%	8/15/16	125	140
Canadian Natural Resources Ltd.	5.700%	5/15/17	225	253
Canadian Natural Resources Ltd.	7.200%	1/15/32	225	285
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	150
Canadian Natural Resources Ltd.	6.500%	2/15/37	150	183
Cenovus Energy Inc.	5.700%	10/15/19	50	57
Cenovus Energy Inc.	6.750%	11/15/39	375	466
Cenovus Energy Inc.	4.450%	9/15/42	150	143
Cenovus Energy Inc.	5.200%	9/15/43	100	105
Chevron Corp.	0.889%	6/24/16	25	25
Chevron Corp.	1.104%	12/5/17	275	272
Chevron Corp.	1.718%	6/24/18	250	250
Chevron Corp.	4.950%	3/3/19	275	312
Chevron Corp.	2.355%	12/5/22	325	305
Chevron Corp.	3.191%	6/24/23	75	74
ConocoPhillips	5.750%	2/1/19	875	1,021
ConocoPhillips	5.900%	10/15/32	50	60
ConocoPhillips	5.900%	5/15/38	50	62

ConocoPhillips	6.500%	2/1/39	200	263
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	250	280
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	245
ConocoPhillips Holding Co.	6.950%	4/15/29	150	200
Continental Resources Inc.	5.000%	9/15/22	350	367
Continental Resources Inc.	4.500%	4/15/23	325	337
Devon Energy Corp.	2.400%	7/15/16	50	52
Devon Energy Corp.	1.875%	5/15/17	100	101
Devon Energy Corp.	4.000%	7/15/21	100	105
Devon Energy Corp.	3.250%	5/15/22	125	123
Devon Energy Corp.	7.950%	4/15/32	50	68
Devon Energy Corp.	5.600%	7/15/41	250	278
Devon Energy Corp.	4.750%	5/15/42	75	75
Devon Financing Co. LLC	7.875%	9/30/31	300	408
Diamond Offshore Drilling Inc.	4.875%	7/1/15	25	26
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	87
Diamond Offshore Drilling Inc.	3.450%	11/1/23	25	24
Diamond Offshore Drilling Inc.	5.700%	10/15/39	100	109
Diamond Offshore Drilling Inc.	4.875%	11/1/43	125	122
Encana Corp.	5.900%	12/1/17	225	256
Encana Corp.	6.500%	8/15/34	325	378
Encana Corp.	6.625%	8/15/37	125	148
Energen Corp.	4.625%	9/1/21	75	74
Ensco plc	3.250%	3/15/16	125	131
Ensco plc	4.700%	3/15/21	225	241
EOG Resources Inc.	2.950%	6/1/15	125	129
EOG Resources Inc.	5.875%	9/15/17	125	143
EOG Resources Inc.	4.400%	6/1/20	100	110
EOG Resources Inc.	4.100%	2/1/21	350	377
EOG Resources Inc.	2.625%	3/15/23	200	189
EQT Corp.	6.500%	4/1/18	350	395
FMC Technologies Inc.	2.000%	10/1/17	100	100
FMC Technologies Inc.	3.450%	10/1/22	25	24
Halliburton Co.	1.000%	8/1/16	125	126
Halliburton Co.	2.000%	8/1/18	125	125
Halliburton Co.	6.150%	9/15/19	200	237
Halliburton Co.	3.500%	8/1/23	225	225
Halliburton Co.	6.700%	9/15/38	125	162
Halliburton Co.	7.450%	9/15/39	200	281
Halliburton Co.	4.750%	8/1/43	100	104
Hess Corp.	7.875%	10/1/29	350	462
Hess Corp.	7.125%	3/15/33	100	126
Hess Corp.	6.000%	1/15/40	150	171
Hess Corp.	5.600%	2/15/41	100	109
Husky Energy Inc.	6.150%	6/15/19	100	115
Husky Energy Inc.	4.000%	4/15/24	150	152
Husky Energy Inc.	6.800%	9/15/37	50	64
Kerr-McGee Corp.	6.950%	7/1/24	250	303
Kerr-McGee Corp.	7.875%	9/15/31	50	65
Marathon Oil Corp.	0.900%	11/1/15	275	276
Marathon Oil Corp.	6.000%	10/1/17	125	143
Marathon Oil Corp.	5.900%	3/15/18	46	53
Marathon Oil Corp.	2.800%	11/1/22	175	165
Marathon Oil Corp.	6.800%	3/15/32	300	371
Marathon Petroleum Corp.	3.500%	3/1/16	250	262
Marathon Petroleum Corp.	5.125%	3/1/21	375	418
Murphy Oil Corp.	2.500%	12/1/17	200	203

Murphy Oil Corp.	3.700%	12/1/22	50	49
Murphy Oil Corp.	5.125%	12/1/42	125	116
Nabors Industries Inc.	6.150%	2/15/18	450	509
Nabors Industries Inc.	5.000%	9/15/20	175	187
National Oilwell Varco Inc.	1.350%	12/1/17	200	198
National Oilwell Varco Inc.	2.600%	12/1/22	25	24
National Oilwell Varco Inc.	3.950%	12/1/42	125	116
Noble Energy Inc.	8.250%	3/1/19	475	593
Noble Energy Inc.	5.250%	11/15/43	125	130
Noble Holding International Ltd.	2.500%	3/15/17	100	102
Noble Holding International Ltd.	4.900%	8/1/20	125	134
Noble Holding International Ltd.	3.950%	3/15/22	50	49
Noble Holding International Ltd.	6.200%	8/1/40	100	110
Noble Holding International Ltd.	6.050%	3/1/41	150	162
Noble Holding International Ltd.	5.250%	3/15/42	100	98
Occidental Petroleum Corp.	2.500%	2/1/16	200	207
Occidental Petroleum Corp.	1.500%	2/15/18	750	742
Occidental Petroleum Corp.	4.100%	2/1/21	350	377
Petro-Canada	7.875%	6/15/26	25	33
Petro-Canada	7.000%	11/15/28	100	127
Petro-Canada	5.350%	7/15/33	150	162
Petro-Canada	6.800%	5/15/38	225	283
Phillips 66	2.950%	5/1/17	350	366
Phillips 66	4.300%	4/1/22	275	291
Phillips 66	5.875%	5/1/42	175	202
Pioneer Natural Resources Co.	6.875%	5/1/18	250	293
Pioneer Natural Resources Co.	3.950%	7/15/22	200	204
Pride International Inc.	6.875%	8/15/20	275	329
Rowan Cos. Inc.	5.000%	9/1/17	175	191
Rowan Cos. Inc.	7.875%	8/1/19	75	91
Rowan Cos. Inc.	4.750%	1/15/24	50	51
Rowan Cos. Inc.	5.850%	1/15/44	50	51
Schlumberger Investment SA	3.650%	12/1/23	225	228
Shell International Finance BV	3.100%	6/28/15	975	1,007
Shell International Finance BV	3.250%	9/22/15	100	104
Shell International Finance BV	0.625%	12/4/15	25	25
Shell International Finance BV	1.900%	8/10/18	75	75
Shell International Finance BV	2.000%	11/15/18	50	50
Shell International Finance BV	4.300%	9/22/19	550	608
Shell International Finance BV	3.400%	8/12/23	75	75
Shell International Finance BV	6.375%	12/15/38	475	611
Shell International Finance BV	5.500%	3/25/40	125	146
Shell International Finance BV	4.550%	8/12/43	150	155
Southwestern Energy Co.	7.500%	2/1/18	175	208
Southwestern Energy Co.	4.100%	3/15/22	75	77
Suncor Energy Inc.	6.100%	6/1/18	25	29
Suncor Energy Inc.	5.950%	12/1/34	75	87
Suncor Energy Inc.	6.500%	6/15/38	825	1,024
Talisman Energy Inc.	5.125%	5/15/15	50	52
Talisman Energy Inc.	7.750%	6/1/19	200	242
Talisman Energy Inc.	3.750%	2/1/21	225	223
Talisman Energy Inc.	5.850%	2/1/37	150	153
Tosco Corp.	8.125%	2/15/30	100	144
Total Capital Canada Ltd.	1.450%	1/15/18	75	74
Total Capital Canada Ltd.	2.750%	7/15/23	125	118
Total Capital International SA	1.000%	8/12/16	100	100
Total Capital International SA	1.550%	6/28/17	350	353

Total Capital International SA	2.125%	1/10/19	350	351
Total Capital International SA	2.875%	2/17/22	300	294
Total Capital International SA	2.700%	1/25/23	50	47
Total Capital International SA	3.700%	1/15/24	75	76
Total Capital International SA	3.750%	4/10/24	300	306
Total Capital SA	3.000%	6/24/15	450	464
Total Capital SA	2.125%	8/10/18	250	253
Total Capital SA	4.450%	6/24/20	375	413
Total Capital SA	4.125%	1/28/21	125	135
Transocean Inc.	4.950%	11/15/15	850	903
Transocean Inc.	2.500%	10/15/17	75	75
Transocean Inc.	6.000%	3/15/18	75	83
Transocean Inc.	6.500%	11/15/20	100	112
Transocean Inc.	6.375%	12/15/21	50	56
Transocean Inc.	3.800%	10/15/22	75	72
Transocean Inc.	7.500%	4/15/31	175	202
Transocean Inc.	6.800%	3/15/38	150	162
Valero Energy Corp.	9.375%	3/15/19	100	131
Valero Energy Corp.	6.125%	2/1/20	75	88
Valero Energy Corp.	7.500%	4/15/32	725	927
Weatherford International LLC	6.350%	6/15/17	250	283
Weatherford International LLC	6.800%	6/15/37	150	174
Weatherford International Ltd.	6.000%	3/15/18	325	366
Weatherford International Ltd.	6.500%	8/1/36	275	309
XTO Energy Inc.	6.250%	8/1/17	375	436

Other Industrial (0.1%)
California Institute of Technology GO	4.700%	11/1/11	50	46
Cintas Corp. No 2	6.125%	12/1/17	150	171
Cintas Corp. No 2	3.250%	6/1/22	75	74
Fluor Corp.	3.375%	9/15/21	75	76
Howard Hughes Medical Institute	3.500%	9/1/23	175	178
3 Johns Hopkins University Maryland GO	4.083%	7/1/53	75	70
Massachusetts Institute of Technology GO	5.600%	7/1/11	200	246
3 Northwestern University GO	4.643%	12/1/44	75	79
University of Pennsylvania GO	4.674%	9/1/12	250	237
URS Corp.	5.000%	4/1/22	150	149

Technology (1.2%)
Adobe Systems Inc.	4.750%	2/1/20	175	193
Agilent Technologies Inc.	5.500%	9/14/15	50	53
Agilent Technologies Inc.	6.500%	11/1/17	400	461
Agilent Technologies Inc.	3.200%	10/1/22	275	260
Altera Corp.	1.750%	5/15/17	50	50
Altera Corp.	2.500%	11/15/18	250	251
Altera Corp.	4.100%	11/15/23	75	76
Amphenol Corp.	2.550%	1/30/19	200	200
Analog Devices Inc.	2.875%	6/1/23	150	141
Apple Inc.	0.450%	5/3/16	300	300
Apple Inc.	1.000%	5/3/18	450	438
Apple Inc.	2.400%	5/3/23	725	674
Apple Inc.	3.850%	5/4/43	450	400
Applied Materials Inc.	2.650%	6/15/16	50	52
Applied Materials Inc.	4.300%	6/15/21	150	162
Applied Materials Inc.	5.850%	6/15/41	150	170
Arrow Electronics Inc.	3.375%	11/1/15	75	77
Arrow Electronics Inc.	4.500%	3/1/23	50	51

Autodesk Inc.	1.950%	12/15/17	25	25
Autodesk Inc.	3.600%	12/15/22	25	24
Avnet Inc.	5.875%	6/15/20	200	223
Baidu Inc.	3.500%	11/28/22	500	475
Broadcom Corp.	2.700%	11/1/18	50	51
Broadcom Corp.	2.500%	8/15/22	325	300
Broadridge Financial Solutions Inc.	3.950%	9/1/20	25	25
CA Inc.	5.375%	12/1/19	175	196
CA Inc.	4.500%	8/15/23	75	77
Cisco Systems Inc.	5.500%	2/22/16	200	219
Cisco Systems Inc.	1.100%	3/3/17	100	100
Cisco Systems Inc.	3.150%	3/14/17	50	53
Cisco Systems Inc.	4.950%	2/15/19	475	538
Cisco Systems Inc.	2.125%	3/1/19	100	100
Cisco Systems Inc.	4.450%	1/15/20	825	907
Cisco Systems Inc.	2.900%	3/4/21	75	75
Cisco Systems Inc.	3.625%	3/4/24	125	126
Cisco Systems Inc.	5.900%	2/15/39	200	237
Cisco Systems Inc.	5.500%	1/15/40	275	313
Computer Sciences Corp.	6.500%	3/15/18	50	58
Corning Inc.	6.625%	5/15/19	25	30
Corning Inc.	3.700%	11/15/23	200	202
Corning Inc.	4.700%	3/15/37	300	307
Corning Inc.	5.750%	8/15/40	75	87
Dun & Bradstreet Corp.	4.375%	12/1/22	50	50
EMC Corp.	1.875%	6/1/18	460	459
EMC Corp.	2.650%	6/1/20	165	165
EMC Corp.	3.375%	6/1/23	220	218
Equifax Inc.	4.450%	12/1/14	50	51
Equifax Inc.	6.300%	7/1/17	25	28
Fidelity National Information Services Inc.	2.000%	4/15/18	25	24
Fidelity National Information Services Inc.	5.000%	3/15/22	50	52
Fidelity National Information Services Inc.	3.500%	4/15/23	150	142
Fiserv Inc.	3.125%	10/1/15	50	52
Fiserv Inc.	6.800%	11/20/17	150	174
Fiserv Inc.	3.500%	10/1/22	150	146
Google Inc.	2.125%	5/19/16	25	26
Google Inc.	3.625%	5/19/21	150	159
Harris Corp.	4.400%	12/15/20	50	53
Harris Corp.	6.150%	12/15/40	75	85
Hewlett-Packard Co.	2.350%	3/15/15	150	152
Hewlett-Packard Co.	2.125%	9/13/15	250	255
Hewlett-Packard Co.	3.000%	9/15/16	150	157
Hewlett-Packard Co.	3.300%	12/9/16	50	53
Hewlett-Packard Co.	2.600%	9/15/17	150	155
Hewlett-Packard Co.	5.500%	3/1/18	75	85
Hewlett-Packard Co.	3.750%	12/1/20	325	330
Hewlett-Packard Co.	4.300%	6/1/21	850	884
Hewlett-Packard Co.	4.375%	9/15/21	200	208
Hewlett-Packard Co.	4.650%	12/9/21	100	106
Hewlett-Packard Co.	6.000%	9/15/41	100	109
Intel Corp.	1.950%	10/1/16	100	103
Intel Corp.	1.350%	12/15/17	775	772
Intel Corp.	3.300%	10/1/21	100	102
Intel Corp.	2.700%	12/15/22	275	263
Intel Corp.	4.000%	12/15/32	150	146
Intel Corp.	4.800%	10/1/41	475	488

Intel Corp.	4.250%	12/15/42	325	309
International Business Machines Corp.	2.000%	1/5/16	25	26
International Business Machines Corp.	5.700%	9/14/17	2,150	2,462
International Business Machines Corp.	1.950%	2/12/19	225	223
International Business Machines Corp.	1.625%	5/15/20	25	24
International Business Machines Corp.	3.375%	8/1/23	50	50
International Business Machines Corp.	3.625%	2/12/24	400	403
International Business Machines Corp.	7.000%	10/30/25	300	388
International Business Machines Corp.	6.220%	8/1/27	75	92
International Business Machines Corp.	6.500%	1/15/28	75	95
International Business Machines Corp.	5.600%	11/30/39	98	115
International Business Machines Corp.	4.000%	6/20/42	68	63
Jabil Circuit Inc.	5.625%	12/15/20	100	106
Juniper Networks Inc.	3.100%	3/15/16	30	31
Juniper Networks Inc.	4.600%	3/15/21	50	52
Juniper Networks Inc.	5.950%	3/15/41	25	25
KLA-Tencor Corp.	6.900%	5/1/18	125	147
Leidos Holdings Inc.	4.450%	12/1/20	75	76
Leidos Holdings Inc.	5.950%	12/1/40	75	74
Leidos Inc.	5.500%	7/1/33	25	24
Lexmark International Inc.	6.650%	6/1/18	150	170
Maxim Integrated Products Inc.	3.375%	3/15/23	25	24
Microsoft Corp.	1.625%	9/25/15	150	153
Microsoft Corp.	1.000%	5/1/18	200	196
Microsoft Corp.	4.200%	6/1/19	25	28
Microsoft Corp.	3.000%	10/1/20	225	232
Microsoft Corp.	2.125%	11/15/22	200	185
Microsoft Corp.	2.375%	5/1/23	250	234
Microsoft Corp.	3.625%	12/15/23	300	308
Microsoft Corp.	5.200%	6/1/39	25	28
Microsoft Corp.	4.500%	10/1/40	100	102
Microsoft Corp.	5.300%	2/8/41	50	57
Microsoft Corp.	3.500%	11/15/42	280	243
Microsoft Corp.	3.750%	5/1/43	45	41
Motorola Solutions Inc.	3.750%	5/15/22	250	248
Motorola Solutions Inc.	7.500%	5/15/25	50	61
Oracle Corp.	5.250%	1/15/16	275	298
Oracle Corp.	1.200%	10/15/17	325	322
Oracle Corp.	5.750%	4/15/18	300	347
Oracle Corp.	2.375%	1/15/19	225	228
Oracle Corp.	5.000%	7/8/19	550	624
Oracle Corp.	2.500%	10/15/22	250	235
Oracle Corp.	6.500%	4/15/38	200	254
Oracle Corp.	6.125%	7/8/39	150	185
Oracle Corp.	5.375%	7/15/40	600	679
Pitney Bowes Inc.	4.625%	3/15/24	750	744
6 Seagate HDD Cayman	3.750%	11/15/18	200	205
Seagate HDD Cayman	7.000%	11/1/21	100	112
6 Seagate HDD Cayman	4.750%	6/1/23	150	146
Symantec Corp.	2.750%	9/15/15	25	26
Symantec Corp.	2.750%	6/15/17	175	180
Symantec Corp.	4.200%	9/15/20	50	52
Symantec Corp.	3.950%	6/15/22	175	173
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	150	153
Texas Instruments Inc.	0.450%	8/3/15	225	225
Texas Instruments Inc.	2.375%	5/16/16	75	78
Texas Instruments Inc.	1.650%	8/3/19	350	339

	Total System Services Inc.	2.375%	6/1/18	75	74
	Tyco Electronics Group SA	6.550%	10/1/17	75	87
	Tyco Electronics Group SA	7.125%	10/1/37	300	364
	Verisk Analytics Inc.	4.125%	9/12/22	125	127
	Xerox Corp.	6.400%	3/15/16	100	110
	Xerox Corp.	6.750%	2/1/17	100	114
	Xerox Corp.	2.950%	3/15/17	500	520
	Xerox Corp.	6.350%	5/15/18	175	203
	Xerox Corp.	5.625%	12/15/19	25	28
	Xerox Corp.	6.750%	12/15/39	175	204
	Xilinx Inc.	2.125%	3/15/19	100	99
	Xilinx Inc.	3.000%	3/15/21	100	99

	Transportation (0.6%)
[3,6] American Airlines 2013-1 Class A Pass
	Through Trust	4.000%	1/15/27	29	29
[3,6] American Airlines 2013-2 Class A Pass
	Through Trust	4.950%	7/15/24	49	52
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	100	113
	Burlington Northern Santa Fe LLC	5.750%	3/15/18	100	114
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	146
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	145
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	200
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	148
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	225	237
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	275
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	237
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	100	95
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	102
	Canadian National Railway Co.	5.800%	6/1/16	100	111
	Canadian National Railway Co.	5.550%	3/1/19	300	347
	Canadian National Railway Co.	2.850%	12/15/21	200	198
	Canadian National Railway Co.	6.200%	6/1/36	75	94
	Canadian National Railway Co.	6.375%	11/15/37	100	129
	Canadian Pacific Railway Co.	7.250%	5/15/19	150	182
	Canadian Pacific Railway Co.	4.450%	3/15/23	225	237
	Canadian Pacific Railway Co.	7.125%	10/15/31	100	126
	Canadian Pacific Railway Co.	5.950%	5/15/37	150	175
	Canadian Pacific Railway Ltd.	5.750%	1/15/42	225	262
	Con-way Inc.	7.250%	1/15/18	25	29
	Con-way Inc.	6.700%	5/1/34	150	161
3	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	124	144
3	Continental Airlines 2012-1 Class A Pass
	Through Trust	4.150%	10/11/25	536	549
3	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	100	101
	CSX Corp.	6.250%	4/1/15	50	53
	CSX Corp.	5.600%	5/1/17	175	196
	CSX Corp.	7.900%	5/1/17	73	86
	CSX Corp.	6.250%	3/15/18	375	434
	CSX Corp.	7.375%	2/1/19	425	518
	CSX Corp.	6.000%	10/1/36	50	59
	CSX Corp.	6.220%	4/30/40	152	185
	CSX Corp.	5.500%	4/15/41	225	250
	CSX Corp.	4.750%	5/30/42	275	279

3 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	163	192
3 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	232	272
3 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	97	105
FedEx Corp.	2.625%	8/1/22	75	70
FedEx Corp.	3.875%	8/1/42	100	86
3 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	25	24
JB Hunt Transport Services Inc.	3.375%	9/15/15	250	258
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	25	23
Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	100	92
6 Kansas City Southern Railway Co.	4.300%	5/15/43	75	68
Norfolk Southern Corp.	7.700%	5/15/17	450	534
Norfolk Southern Corp.	5.750%	4/1/18	100	114
Norfolk Southern Corp.	5.900%	6/15/19	175	202
Norfolk Southern Corp.	2.903%	2/15/23	48	46
Norfolk Southern Corp.	7.800%	5/15/27	160	210
Norfolk Southern Corp.	4.837%	10/1/41	513	525
Ryder System Inc.	7.200%	9/1/15	100	109
Ryder System Inc.	3.600%	3/1/16	230	241
Ryder System Inc.	5.850%	11/1/16	25	28
Ryder System Inc.	2.350%	2/26/19	150	149
Southwest Airlines Co.	5.750%	12/15/16	75	84
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	38	43
Union Pacific Corp.	4.163%	7/15/22	659	698
Union Pacific Corp.	4.750%	9/15/41	350	360
Union Pacific Corp.	4.821%	2/1/44	150	156
3 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	100	103
3 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	4/11/26	200	201
United Parcel Service Inc.	5.500%	1/15/18	175	199
United Parcel Service Inc.	5.125%	4/1/19	100	114
United Parcel Service Inc.	3.125%	1/15/21	725	744
United Parcel Service Inc.	2.450%	10/1/22	200	190
United Parcel Service Inc.	6.200%	1/15/38	203	257
United Parcel Service Inc.	3.625%	10/1/42	25	22
3 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	50	52
				326,598
Utilities (2.9%)
Electric (1.8%)
AEP Texas Central Co.	6.650%	2/15/33	200	247
Alabama Power Co.	5.500%	10/15/17	225	255
Alabama Power Co.	5.200%	6/1/41	175	197
Alabama Power Co.	3.850%	12/1/42	25	23
Ameren Illinois Co.	6.125%	11/15/17	25	29
Ameren Illinois Co.	2.700%	9/1/22	500	485
American Electric Power Co. Inc.	1.650%	12/15/17	150	149
American Electric Power Co. Inc.	2.950%	12/15/22	25	24
Appalachian Power Co.	3.400%	5/24/15	150	155
Appalachian Power Co.	4.600%	3/30/21	50	55
Appalachian Power Co.	6.700%	8/15/37	250	315
Arizona Public Service Co.	8.750%	3/1/19	200	256

Arizona Public Service Co.	4.500%	4/1/42	25	25
Arizona Public Service Co.	4.700%	1/15/44	100	105
Atlantic City Electric Co.	7.750%	11/15/18	100	123
Baltimore Gas & Electric Co.	3.500%	11/15/21	350	358
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	67
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	50	51
CenterPoint Energy Inc.	6.500%	5/1/18	200	232
Cleco Power LLC	6.000%	12/1/40	100	117
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	255
CMS Energy Corp.	8.750%	6/15/19	200	258
CMS Energy Corp.	3.875%	3/1/24	25	25
CMS Energy Corp.	4.700%	3/31/43	125	125
Commonwealth Edison Co.	5.950%	8/15/16	125	139
Commonwealth Edison Co.	6.150%	9/15/17	325	374
Commonwealth Edison Co.	5.800%	3/15/18	75	86
Commonwealth Edison Co.	4.000%	8/1/20	25	27
Commonwealth Edison Co.	5.900%	3/15/36	50	60
Commonwealth Edison Co.	6.450%	1/15/38	175	224
Commonwealth Edison Co.	4.600%	8/15/43	300	309
Commonwealth Edison Co.	4.700%	1/15/44	175	183
Connecticut Light & Power Co.	2.500%	1/15/23	125	117
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	500	601
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	226
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	328
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	94
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	198
Constellation Energy Group Inc.	4.550%	6/15/15	300	313
Constellation Energy Group Inc.	5.150%	12/1/20	200	219
Consumers Energy Co.	5.500%	8/15/16	100	111
Consumers Energy Co.	5.650%	9/15/18	275	317
Consumers Energy Co.	3.375%	8/15/23	275	275
Consumers Energy Co.	3.950%	5/15/43	75	71
Delmarva Power & Light Co.	3.500%	11/15/23	25	25
Delmarva Power & Light Co.	4.000%	6/1/42	50	47
Dominion Resources Inc.	5.150%	7/15/15	375	396
Dominion Resources Inc.	6.000%	11/30/17	250	286
Dominion Resources Inc.	6.400%	6/15/18	342	399
Dominion Resources Inc.	6.300%	3/15/33	100	121
Dominion Resources Inc.	5.950%	6/15/35	225	263
Dominion Resources Inc.	4.050%	9/15/42	100	89
DTE Electric Co.	3.900%	6/1/21	100	106
DTE Electric Co.	2.650%	6/15/22	225	217
DTE Electric Co.	3.650%	3/15/24	175	178
DTE Electric Co.	3.950%	6/15/42	50	47
DTE Electric Co.	4.000%	4/1/43	225	214
Duke Energy Carolinas LLC	4.300%	6/15/20	250	273
Duke Energy Carolinas LLC	3.900%	6/15/21	500	533
Duke Energy Carolinas LLC	6.000%	12/1/28	125	151
Duke Energy Carolinas LLC	6.100%	6/1/37	100	121
Duke Energy Carolinas LLC	6.000%	1/15/38	25	31
Duke Energy Carolinas LLC	6.050%	4/15/38	25	31
Duke Energy Carolinas LLC	5.300%	2/15/40	100	114
Duke Energy Carolinas LLC	4.000%	9/30/42	75	71
Duke Energy Corp.	3.350%	4/1/15	200	206
Duke Energy Corp.	2.100%	6/15/18	75	75
Duke Energy Corp.	5.050%	9/15/19	75	84
Duke Energy Corp.	3.050%	8/15/22	75	73

Duke Energy Florida Inc.	0.650%	11/15/15	300	300
Duke Energy Florida Inc.	5.650%	6/15/18	75	86
Duke Energy Florida Inc.	6.350%	9/15/37	225	289
Duke Energy Florida Inc.	6.400%	6/15/38	200	258
Duke Energy Florida Inc.	3.850%	11/15/42	200	183
Duke Energy Indiana Inc.	3.750%	7/15/20	25	26
Duke Energy Indiana Inc.	6.350%	8/15/38	225	287
Duke Energy Indiana Inc.	4.200%	3/15/42	400	390
Duke Energy Progress Inc.	5.300%	1/15/19	175	199
Duke Energy Progress Inc.	4.375%	3/30/44	550	550
El Paso Electric Co.	6.000%	5/15/35	50	56
Entergy Arkansas Inc.	3.750%	2/15/21	75	78
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	200	227
Entergy Louisiana LLC	5.400%	11/1/24	475	547
Entergy Texas Inc.	7.125%	2/1/19	325	389
Exelon Generation Co. LLC	6.200%	10/1/17	125	141
Exelon Generation Co. LLC	4.000%	10/1/20	225	232
Exelon Generation Co. LLC	5.600%	6/15/42	205	214
FirstEnergy Solutions Corp.	6.800%	8/15/39	125	132
Florida Power & Light Co.	5.550%	11/1/17	75	85
Florida Power & Light Co.	5.625%	4/1/34	25	30
Florida Power & Light Co.	5.400%	9/1/35	75	86
Florida Power & Light Co.	6.200%	6/1/36	50	63
Florida Power & Light Co.	5.650%	2/1/37	100	119
Florida Power & Light Co.	5.850%	5/1/37	25	30
Florida Power & Light Co.	5.960%	4/1/39	475	587
Georgia Power Co.	3.000%	4/15/16	575	600
Georgia Power Co.	5.400%	6/1/40	300	334
Iberdrola International BV	6.750%	7/15/36	75	87
Indiana Michigan Power Co.	6.050%	3/15/37	200	233
3 Integrys Energy Group Inc.	6.110%	12/1/66	150	151
Interstate Power & Light Co.	6.250%	7/15/39	50	63
ITC Holdings Corp.	4.050%	7/1/23	75	75
ITC Holdings Corp.	5.300%	7/1/43	50	53
Jersey Central Power & Light Co.	5.625%	5/1/16	125	136
Jersey Central Power & Light Co.	5.650%	6/1/17	250	276
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	73	76
Kansas City Power & Light Co.	6.050%	11/15/35	50	58
Kansas City Power & Light Co.	5.300%	10/1/41	100	108
Kentucky Utilities Co.	3.250%	11/1/20	50	51
Kentucky Utilities Co.	5.125%	11/1/40	125	139
Kentucky Utilities Co.	4.650%	11/15/43	250	260
LG&E & KU Energy LLC	2.125%	11/15/15	75	76
LG&E & KU Energy LLC	3.750%	11/15/20	100	103
Louisville Gas & Electric Co.	1.625%	11/15/15	125	127
Louisville Gas & Electric Co.	5.125%	11/15/40	125	140
Louisville Gas & Electric Co.	4.650%	11/15/43	25	26
MidAmerican Energy Co.	5.300%	3/15/18	50	56
MidAmerican Energy Co.	6.750%	12/30/31	125	162
MidAmerican Energy Co.	5.750%	11/1/35	125	148
MidAmerican Energy Holdings Co.	5.750%	4/1/18	575	655
6 MidAmerican Energy Holdings Co.	2.000%	11/15/18	125	123
6 MidAmerican Energy Holdings Co.	3.750%	11/15/23	100	100
MidAmerican Energy Holdings Co.	5.950%	5/15/37	225	264
MidAmerican Energy Holdings Co.	6.500%	9/15/37	50	62
6 MidAmerican Energy Holdings Co.	5.150%	11/15/43	150	161
Mississippi Power Co.	4.250%	3/15/42	150	139

National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	281
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	200	228
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	375	367
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	100	140
3 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	25	24
Nevada Power Co.	7.125%	3/15/19	550	672
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	125	125
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	625	604
3 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	75	74
3 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	75	76
Northeast Utilities	1.450%	5/1/18	100	97
Northern States Power Co.	5.250%	3/1/18	175	197
Northern States Power Co.	6.250%	6/1/36	50	63
Northern States Power Co.	6.200%	7/1/37	50	63
Northern States Power Co.	5.350%	11/1/39	175	200
NSTAR Electric Co.	5.625%	11/15/17	150	171
NSTAR Electric Co.	2.375%	10/15/22	150	140
NSTAR Electric Co.	5.500%	3/15/40	75	88
NSTAR LLC	4.500%	11/15/19	25	27
Oglethorpe Power Corp.	6.100%	3/15/19	75	87
Oglethorpe Power Corp.	5.950%	11/1/39	50	60
Oglethorpe Power Corp.	5.375%	11/1/40	125	138
Ohio Power Co.	6.000%	6/1/16	75	83
Oklahoma Gas & Electric Co.	5.850%	6/1/40	100	121
Oklahoma Gas & Electric Co.	3.900%	5/1/43	50	46
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	125	130
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	175	183
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	125	166
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	225	307
Pacific Gas & Electric Co.	5.625%	11/30/17	150	170
Pacific Gas & Electric Co.	8.250%	10/15/18	200	249
Pacific Gas & Electric Co.	3.250%	6/15/23	300	290
Pacific Gas & Electric Co.	3.750%	2/15/24	50	50
Pacific Gas & Electric Co.	6.050%	3/1/34	625	738
Pacific Gas & Electric Co.	6.350%	2/15/38	100	123
Pacific Gas & Electric Co.	5.400%	1/15/40	250	273
Pacific Gas & Electric Co.	4.450%	4/15/42	225	221
Pacific Gas & Electric Co.	4.600%	6/15/43	375	377
Pacific Gas & Electric Co.	4.750%	2/15/44	150	151
PacifiCorp	3.600%	4/1/24	125	126
PacifiCorp	7.700%	11/15/31	600	848
PacifiCorp	5.250%	6/15/35	100	112
Peco Energy Co.	5.350%	3/1/18	50	57
Peco Energy Co.	2.375%	9/15/22	75	71
Pennsylvania Electric Co.	6.050%	9/1/17	75	84
Pepco Holdings Inc.	2.700%	10/1/15	175	179
PG&E Corp.	2.400%	3/1/19	100	99
Potomac Electric Power Co.	6.500%	11/15/37	100	130
PPL Capital Funding Inc.	1.900%	6/1/18	50	49
PPL Capital Funding Inc.	3.400%	6/1/23	100	97
PPL Capital Funding Inc.	3.950%	3/15/24	150	150
PPL Capital Funding Inc.	4.700%	6/1/43	25	24

PPL Capital Funding Inc.	5.000%	3/15/44	100	102
PPL Electric Utilities Corp.	3.000%	9/15/21	125	126
PPL Energy Supply LLC	6.200%	5/15/16	23	25
PPL Energy Supply LLC	6.500%	5/1/18	50	56
PPL Energy Supply LLC	4.600%	12/15/21	125	126
Progress Energy Inc.	7.050%	3/15/19	400	481
Progress Energy Inc.	3.150%	4/1/22	25	25
Progress Energy Inc.	7.000%	10/30/31	119	153
Progress Energy Inc.	6.000%	12/1/39	25	30
PSEG Power LLC	8.625%	4/15/31	381	538
Public Service Co. of Colorado	5.125%	6/1/19	275	312
Public Service Co. of Colorado	3.200%	11/15/20	25	26
Public Service Co. of Colorado	6.250%	9/1/37	25	32
Public Service Co. of Colorado	4.750%	8/15/41	75	80
Public Service Co. of Colorado	3.600%	9/15/42	175	156
Public Service Co. of New Hampshire	3.500%	11/1/23	25	25
Public Service Co. of Oklahoma	6.625%	11/15/37	200	248
Public Service Electric & Gas Co.	5.300%	5/1/18	75	85
Public Service Electric & Gas Co.	2.300%	9/15/18	125	127
Public Service Electric & Gas Co.	5.800%	5/1/37	75	91
Puget Energy Inc.	6.500%	12/15/20	75	88
Puget Energy Inc.	6.000%	9/1/21	100	115
Puget Sound Energy Inc.	5.483%	6/1/35	25	29
Puget Sound Energy Inc.	6.274%	3/15/37	125	159
Puget Sound Energy Inc.	5.757%	10/1/39	75	91
Puget Sound Energy Inc.	5.764%	7/15/40	100	122
Puget Sound Energy Inc.	4.434%	11/15/41	150	153
San Diego Gas & Electric Co.	5.350%	5/15/35	25	29
San Diego Gas & Electric Co.	4.500%	8/15/40	150	155
San Diego Gas & Electric Co.	3.950%	11/15/41	175	168
SCANA Corp.	4.750%	5/15/21	125	132
SCANA Corp.	4.125%	2/1/22	200	202
Sierra Pacific Power Co.	6.000%	5/15/16	100	111
Sierra Pacific Power Co.	3.375%	8/15/23	50	49
Sierra Pacific Power Co.	6.750%	7/1/37	150	196
South Carolina Electric & Gas Co.	6.500%	11/1/18	200	239
South Carolina Electric & Gas Co.	6.050%	1/15/38	25	31
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	116
Southern California Edison Co.	4.650%	4/1/15	100	104
Southern California Edison Co.	5.000%	1/15/16	25	27
Southern California Edison Co.	3.875%	6/1/21	275	293
Southern California Edison Co.	3.500%	10/1/23	175	177
Southern California Edison Co.	6.650%	4/1/29	75	94
Southern California Edison Co.	6.000%	1/15/34	50	61
Southern California Edison Co.	5.750%	4/1/35	75	89
Southern California Edison Co.	5.350%	7/15/35	100	114
Southern California Edison Co.	5.625%	2/1/36	125	147
Southern California Edison Co.	5.950%	2/1/38	200	245
Southern California Edison Co.	4.500%	9/1/40	75	77
Southern California Edison Co.	4.650%	10/1/43	175	182
Southern Co.	2.375%	9/15/15	150	154
Southern Power Co.	4.875%	7/15/15	200	211
Southern Power Co.	5.150%	9/15/41	100	105
Southwestern Electric Power Co.	6.450%	1/15/19	100	117
Southwestern Electric Power Co.	3.550%	2/15/22	25	25
Southwestern Electric Power Co.	6.200%	3/15/40	50	60
Southwestern Public Service Co.	4.500%	8/15/41	100	102

Tampa Electric Co.	6.100%	5/15/18	100	115
Tampa Electric Co.	2.600%	9/15/22	75	71
Tampa Electric Co.	6.550%	5/15/36	100	127
Tampa Electric Co.	4.100%	6/15/42	50	47
TECO Finance Inc.	4.000%	3/15/16	50	53
TECO Finance Inc.	5.150%	3/15/20	50	55
Toledo Edison Co.	6.150%	5/15/37	100	116
TransAlta Corp.	6.650%	5/15/18	250	284
Tucson Electric Power Co.	5.150%	11/15/21	50	55
UIL Holdings Corp.	4.625%	10/1/20	75	78
Union Electric Co.	8.450%	3/15/39	150	238
Virginia Electric & Power Co.	6.000%	1/15/36	125	153
Virginia Electric & Power Co.	6.000%	5/15/37	100	122
Virginia Electric & Power Co.	6.350%	11/30/37	50	64
Virginia Electric & Power Co.	4.000%	1/15/43	250	235
Virginia Electric & Power Co.	4.650%	8/15/43	125	130
Virginia Electric and Power Co.	3.450%	2/15/24	50	50
Virginia Electric and Power Co.	4.450%	2/15/44	50	50
Westar Energy Inc.	4.125%	3/1/42	200	193
Westar Energy Inc.	4.100%	4/1/43	50	48
Westar Energy Inc.	4.625%	9/1/43	25	26
Western Massachusetts Electric Co.	3.500%	9/15/21	75	77
3 Wisconsin Energy Corp.	6.250%	5/15/67	425	438
Wisconsin Power & Light Co.	5.000%	7/15/19	50	56
Wisconsin Power & Light Co.	2.250%	11/15/22	75	70
Wisconsin Power & Light Co.	6.375%	8/15/37	100	128
Xcel Energy Inc.	5.613%	4/1/17	78	87
Xcel Energy Inc.	4.700%	5/15/20	100	110

Natural Gas (1.0%)
AGL Capital Corp.	3.500%	9/15/21	325	332
AGL Capital Corp.	5.875%	3/15/41	75	89
AGL Capital Corp.	4.400%	6/1/43	50	49
Atmos Energy Corp.	8.500%	3/15/19	75	96
Atmos Energy Corp.	5.500%	6/15/41	300	345
Boardwalk Pipelines LP	5.500%	2/1/17	100	108
Boardwalk Pipelines LP	3.375%	2/1/23	100	88
British Transco Finance Inc.	6.625%	6/1/18	50	59
Buckeye Partners LP	2.650%	11/15/18	225	224
Buckeye Partners LP	4.150%	7/1/23	75	75
Buckeye Partners LP	5.850%	11/15/43	25	27
CenterPoint Energy Resources Corp.	6.150%	5/1/16	75	83
CenterPoint Energy Resources Corp.	4.500%	1/15/21	50	54
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	296
DCP Midstream Operating LP	3.250%	10/1/15	100	103
DCP Midstream Operating LP	2.500%	12/1/17	75	76
DCP Midstream Operating LP	2.700%	4/1/19	100	100
DCP Midstream Operating LP	3.875%	3/15/23	75	73
DCP Midstream Operating LP	5.600%	4/1/44	100	104
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	150	160
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	675	600
Enbridge Energy Partners LP	6.500%	4/15/18	75	87
Enbridge Energy Partners LP	9.875%	3/1/19	225	295
Enbridge Energy Partners LP	7.500%	4/15/38	150	190
Energy Transfer Partners LP	6.125%	2/15/17	50	56
Energy Transfer Partners LP	9.000%	4/15/19	229	288
Energy Transfer Partners LP	4.150%	10/1/20	425	437

Energy Transfer Partners LP	4.650%	6/1/21	100	105
Energy Transfer Partners LP	5.200%	2/1/22	300	325
Energy Transfer Partners LP	6.625%	10/15/36	150	170
Energy Transfer Partners LP	6.050%	6/1/41	100	108
Energy Transfer Partners LP	6.500%	2/1/42	475	538
EnLink Midstream Partners LP	2.700%	4/1/19	75	75
EnLink Midstream Partners LP	4.400%	4/1/24	50	51
EnLink Midstream Partners LP	5.600%	4/1/44	50	53
7 Enron Corp.	9.125%	4/1/03	500	—
7 Enron Corp.	7.125%	5/15/07	150	—
7 Enron Corp.	6.875%	10/15/07	500	—
Enterprise Products Operating LLC	6.300%	9/15/17	125	144
Enterprise Products Operating LLC	6.650%	4/15/18	75	88
Enterprise Products Operating LLC	6.500%	1/31/19	50	59
Enterprise Products Operating LLC	3.350%	3/15/23	200	195
Enterprise Products Operating LLC	3.900%	2/15/24	350	350
Enterprise Products Operating LLC	6.875%	3/1/33	175	220
Enterprise Products Operating LLC	7.550%	4/15/38	250	327
Enterprise Products Operating LLC	5.950%	2/1/41	175	199
Enterprise Products Operating LLC	4.450%	2/15/43	50	47
Enterprise Products Operating LLC	4.850%	3/15/44	200	199
Enterprise Products Operating LLC	5.100%	2/15/45	350	361
3 Enterprise Products Operating LLC	8.375%	8/1/66	100	112
3 Enterprise Products Operating LLC	7.034%	1/15/68	225	255
7 Internorth Inc.	9.625%	3/15/06	500	—
KeySpan Corp.	8.000%	11/15/30	75	102
Kinder Morgan Energy Partners LP	3.500%	3/1/16	325	340
Kinder Morgan Energy Partners LP	5.950%	2/15/18	300	341
Kinder Morgan Energy Partners LP	9.000%	2/1/19	350	445
Kinder Morgan Energy Partners LP	6.850%	2/15/20	325	382
Kinder Morgan Energy Partners LP	3.450%	2/15/23	25	24
Kinder Morgan Energy Partners LP	3.500%	9/1/23	125	118
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	337
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	53
Kinder Morgan Energy Partners LP	6.500%	2/1/37	450	511
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	60
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	229
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	286
Kinder Morgan Energy Partners LP	5.000%	8/15/42	25	24
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	71
Magellan Midstream Partners LP	5.650%	10/15/16	75	83
Magellan Midstream Partners LP	6.550%	7/15/19	75	89
Magellan Midstream Partners LP	4.250%	2/1/21	225	241
Magellan Midstream Partners LP	5.150%	10/15/43	275	288
National Fuel Gas Co.	3.750%	3/1/23	275	268
National Grid plc	6.300%	8/1/16	325	363
Nisource Finance Corp.	5.250%	9/15/17	150	167
Nisource Finance Corp.	6.400%	3/15/18	75	87
Nisource Finance Corp.	6.800%	1/15/19	75	89
Nisource Finance Corp.	4.450%	12/1/21	100	104
Nisource Finance Corp.	6.125%	3/1/22	75	86
Nisource Finance Corp.	6.250%	12/15/40	150	171
Nisource Finance Corp.	5.800%	2/1/42	150	163
Nisource Finance Corp.	4.800%	2/15/44	125	120
6 ONE Gas Inc.	2.070%	2/1/19	75	75
6 ONE Gas Inc.	4.658%	2/1/44	25	26
ONEOK Partners LP	3.250%	2/1/16	50	52

ONEOK Partners LP	6.150%	10/1/16	150	168
ONEOK Partners LP	2.000%	10/1/17	175	176
ONEOK Partners LP	8.625%	3/1/19	225	282
ONEOK Partners LP	3.375%	10/1/22	100	96
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	250	285
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	52
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	25	29
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	75	96
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	550	609
Questar Corp.	2.750%	2/1/16	25	26
Sempra Energy	6.500%	6/1/16	300	335
Sempra Energy	6.150%	6/15/18	548	635
Sempra Energy	2.875%	10/1/22	100	95
Sempra Energy	6.000%	10/15/39	300	357
Southern California Gas Co.	3.750%	9/15/42	25	23
Southern California Gas Co.	4.450%	3/15/44	50	51
6 Southern Natural Gas Co. LLC	5.900%	4/1/17	200	224
Spectra Energy Capital LLC	6.200%	4/15/18	300	342
Spectra Energy Capital LLC	6.750%	2/15/32	50	55
Spectra Energy Partners LP	2.950%	9/25/18	25	26
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	50	47
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	166
Texas Gas Transmission LLC	4.600%	6/1/15	100	104
TransCanada PipeLines Ltd.	6.500%	8/15/18	150	177
TransCanada PipeLines Ltd.	3.800%	10/1/20	175	185
TransCanada PipeLines Ltd.	4.625%	3/1/34	350	358
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	170
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	348
TransCanada PipeLines Ltd.	6.200%	10/15/37	475	576
TransCanada PipeLines Ltd.	5.000%	10/16/43	150	158
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	275	285
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	250	288
Western Gas Partners LP	5.375%	6/1/21	300	329
Western Gas Partners LP	5.450%	4/1/44	150	152
Williams Cos. Inc.	7.500%	1/15/31	116	128
Williams Cos. Inc.	7.750%	6/15/31	185	208
Williams Partners LP	5.250%	3/15/20	475	524
Williams Partners LP	4.125%	11/15/20	275	285
Williams Partners LP	6.300%	4/15/40	100	114

Other Utility (0.1%)
American Water Capital Corp.	6.085%	10/15/17	200	227
American Water Capital Corp.	6.593%	10/15/37	150	191
United Utilities plc	5.375%	2/1/19	325	351
Veolia Environnement SA	6.000%	6/1/18	400	452

				67,350
Total Corporate Bonds (Cost $551,218)				583,934
Sovereign Bonds (U.S. Dollar-Denominated) (5.8%)
African Development Bank	1.250%	9/2/16	50	51
African Development Bank	1.125%	3/15/17	300	302
African Development Bank	0.875%	3/15/18	150	147
African Development Bank	1.625%	10/2/18	500	500

Asian Development Bank	4.250%	10/20/14	275	281
Asian Development Bank	0.500%	8/17/15	350	351
Asian Development Bank	2.500%	3/15/16	325	338
Asian Development Bank	1.125%	3/15/17	600	603
Asian Development Bank	5.593%	7/16/18	275	316
Asian Development Bank	1.750%	9/11/18	225	227
Asian Development Bank	1.875%	10/23/18	950	959
Asian Development Bank	1.750%	3/21/19	25	25
Asian Development Bank	1.875%	4/12/19	50	50
Banco do Brasil SA	3.875%	1/23/17	375	387
Canada	0.875%	2/14/17	950	949
China Development Bank Corp.	5.000%	10/15/15	100	106
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	150	136
Corp. Andina de Fomento	5.125%	5/5/15	50	51
Corp. Andina de Fomento	3.750%	1/15/16	225	236
Corp. Andina de Fomento	8.125%	6/4/19	300	372
Corp. Andina de Fomento	4.375%	6/15/22	582	601
6 Corp. Nacional del Cobre de Chile	3.000%	7/17/22	250	234
Council Of Europe Development Bank	2.625%	2/16/16	150	156
Council Of Europe Development Bank	1.500%	2/22/17	300	304
Council Of Europe Development Bank	1.500%	6/19/17	50	51
Council Of Europe Development Bank	1.000%	3/7/18	275	270
Council Of Europe Development Bank	1.125%	5/31/18	200	196
8 Development Bank of Japan Inc.	4.250%	6/9/15	250	261
Ecopetrol SA	4.250%	9/18/18	100	106
Ecopetrol SA	5.875%	9/18/23	225	246
Ecopetrol SA	7.375%	9/18/43	300	345
European Bank for Reconstruction &
Development	2.750%	4/20/15	525	539
European Bank for Reconstruction &
Development	1.625%	9/3/15	125	127
European Bank for Reconstruction &
Development	2.500%	3/15/16	175	182
European Bank for Reconstruction &
Development	1.375%	10/20/16	100	102
European Bank for Reconstruction &
Development	0.750%	9/1/17	700	691
European Bank for Reconstruction &
Development	1.000%	9/17/18	150	145
European Bank for Reconstruction &
Development	1.625%	11/15/18	200	200
European Bank for Reconstruction &
Development	1.500%	3/16/20	150	144
European Investment Bank	2.750%	3/23/15	450	461
European Investment Bank	1.125%	4/15/15	700	707
European Investment Bank	1.000%	7/15/15	135	136
European Investment Bank	1.625%	9/1/15	650	662
European Investment Bank	1.375%	10/20/15	475	483
European Investment Bank	4.875%	2/16/16	650	704
European Investment Bank	0.625%	4/15/16	600	602
European Investment Bank	2.500%	5/16/16	725	755
European Investment Bank	2.125%	7/15/16	500	517
European Investment Bank	0.500%	8/15/16	575	574
European Investment Bank	5.125%	9/13/16	1,250	1,383
European Investment Bank	1.250%	10/14/16	1,125	1,139
European Investment Bank	1.125%	12/15/16	200	200
European Investment Bank	4.875%	1/17/17	150	166

European Investment Bank	1.750%	3/15/17	775	793
European Investment Bank	0.875%	4/18/17	350	348
European Investment Bank	5.125%	5/30/17	675	759
European Investment Bank	1.125%	9/15/17	400	399
European Investment Bank	1.000%	12/15/17	250	247
European Investment Bank	1.000%	3/15/18	200	196
European Investment Bank	1.000%	6/15/18	150	146
European Investment Bank	1.625%	12/18/18	400	398
European Investment Bank	1.875%	3/15/19	1,500	1,493
European Investment Bank	2.875%	9/15/20	100	103
European Investment Bank	4.000%	2/16/21	1,225	1,338
European Investment Bank	2.500%	4/15/21	850	849
European Investment Bank	3.250%	1/29/24	400	404
Export Development Canada	2.250%	5/28/15	75	77
Export Development Canada	0.500%	9/15/15	275	276
Export Development Canada	1.250%	10/26/16	100	101
9 Export Development Canada	1.000%	5/15/17	25	25
Export Development Canada	0.750%	12/15/17	575	564
Export-Import Bank of Korea	4.000%	1/11/17	325	350
Export-Import Bank of Korea	1.750%	2/27/18	925	909
Export-Import Bank of Korea	2.875%	9/17/18	200	204
Export-Import Bank of Korea	4.375%	9/15/21	75	80
Export-Import Bank of Korea	5.000%	4/11/22	275	308
Export-Import Bank of Korea	4.000%	1/14/24	650	671
Federative Republic of Brazil	6.000%	1/17/17	375	417
Federative Republic of Brazil	5.875%	1/15/19	400	450
Federative Republic of Brazil	8.875%	10/14/19	125	161
Federative Republic of Brazil	4.875%	1/22/21	750	798
Federative Republic of Brazil	2.625%	1/5/23	350	310
Federative Republic of Brazil	8.875%	4/15/24	125	169
Federative Republic of Brazil	4.250%	1/7/25	200	193
Federative Republic of Brazil	8.750%	2/4/25	300	404
Federative Republic of Brazil	10.125%	5/15/27	325	492
Federative Republic of Brazil	8.250%	1/20/34	400	530
Federative Republic of Brazil	7.125%	1/20/37	325	390
3 Federative Republic of Brazil	11.000%	8/17/40	200	226
Federative Republic of Brazil	5.625%	1/7/41	500	505
FMS Wertmanagement AoeR	0.625%	4/18/16	100	100
FMS Wertmanagement AoeR	1.125%	10/14/16	300	302
FMS Wertmanagement AoeR	1.000%	11/21/17	200	197
FMS Wertmanagement AoeR	1.625%	11/20/18	500	498
Hydro-Quebec	8.400%	1/15/22	775	1,026
Hydro-Quebec	8.050%	7/7/24	200	273
Inter-American Development Bank	2.250%	7/15/15	200	205
Inter-American Development Bank	0.500%	8/17/15	75	75
Inter-American Development Bank	1.375%	10/18/16	200	203
Inter-American Development Bank	0.875%	11/15/16	275	275
Inter-American Development Bank	2.375%	8/15/17	100	104
Inter-American Development Bank	0.875%	3/15/18	150	147
Inter-American Development Bank	1.750%	8/24/18	275	277
Inter-American Development Bank	4.250%	9/10/18	1,050	1,169
Inter-American Development Bank	1.125%	9/12/19	100	96
Inter-American Development Bank	3.875%	9/17/19	1,550	1,697
Inter-American Development Bank	3.875%	2/14/20	50	54
Inter-American Development Bank	3.000%	2/21/24	650	649
Inter-American Development Bank	7.000%	6/15/25	100	131

	International Bank for Reconstruction &
	Development	2.375%	5/26/15	1,575	1,614
	International Bank for Reconstruction &
	Development	2.125%	3/15/16	650	671
	International Bank for Reconstruction &
	Development	5.000%	4/1/16	400	436
	International Bank for Reconstruction &
	Development	1.000%	9/15/16	450	454
	International Bank for Reconstruction &
	Development	0.875%	4/17/17	1,450	1,446
	International Bank for Reconstruction &
	Development	1.875%	3/15/19	1,225	1,228
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	600	678
	International Finance Corp.	2.750%	4/20/15	175	180
	International Finance Corp.	2.250%	4/11/16	200	207
	International Finance Corp.	0.625%	11/15/16	150	149
	International Finance Corp.	1.125%	11/23/16	750	756
	International Finance Corp.	2.125%	11/17/17	450	463
	International Finance Corp.	0.625%	12/21/17	250	244
	International Finance Corp.	0.875%	6/15/18	300	291
	International Finance Corp.	1.750%	9/4/18	350	352
8	Japan Bank for International Cooperation	1.875%	9/24/15	25	26
8	Japan Bank for International Cooperation	2.500%	1/21/16	200	207
8	Japan Bank for International Cooperation	2.500%	5/18/16	100	104
8	Japan Bank for International Cooperation	2.250%	7/13/16	275	284
8	Japan Bank for International Cooperation	1.125%	7/19/17	950	948
8	Japan Bank for International Cooperation	1.750%	7/31/18	150	150
8	Japan Bank for International Cooperation	1.750%	11/13/18	400	398
8	Japan Bank for International Cooperation	3.375%	7/31/23	100	101
8	Japan Finance Organization for Municipalities	4.625%	4/21/15	100	104
8	Japan Finance Organization for Municipalities	5.000%	5/16/17	100	112
8	Japan Finance Organization for Municipalities	4.000%	1/13/21	300	325
10 KFW		2.625%	3/3/15	775	792
10 KFW		0.625%	4/24/15	825	828
10 KFW		1.250%	10/26/15	200	203
10 KFW		5.125%	3/14/16	1,450	1,581
10 KFW		0.500%	4/19/16	350	350
10 KFW		2.000%	6/1/16	825	851
10 KFW		1.250%	10/5/16	225	228
10 KFW		0.625%	12/15/16	250	249
10 KFW		1.250%	2/15/17	1,700	1,717
10 KFW		0.750%	3/17/17	900	893
10 KFW		0.875%	9/5/17	250	248
10 KFW		4.375%	3/15/18	250	279
10 KFW		1.875%	4/1/19	775	776
10 KFW		4.875%	6/17/19	1,350	1,546
10 KFW		4.000%	1/27/20	50	55
10 KFW		2.750%	9/8/20	2,025	2,074
10 KFW		2.750%	10/1/20	200	205
10 KFW		2.000%	10/4/22	650	613
10 KFW		2.125%	1/17/23	1,025	968
10 KFW		0.000%	4/18/36	400	175
	Korea Development Bank	4.375%	8/10/15	750	785
	Korea Development Bank	1.500%	1/22/18	250	244
	Korea Development Bank	3.750%	1/22/24	400	405
	Korea Finance Corp.	3.250%	9/20/16	250	263

	Korea Finance Corp.	2.250%	8/7/17	25	26
	Korea Finance Corp.	4.625%	11/16/21	150	162
[10] Landwirtschaftliche Rentenbank		3.125%	7/15/15	375	388
[10] Landwirtschaftliche Rentenbank		4.875%	11/16/15	275	294
[10] Landwirtschaftliche Rentenbank		2.125%	7/15/16	100	103
[10] Landwirtschaftliche Rentenbank		0.875%	9/12/17	725	716
[10] Landwirtschaftliche Rentenbank		1.000%	4/4/18	100	98
[10] Landwirtschaftliche Rentenbank		1.875%	9/17/18	150	151
[10] Landwirtschaftliche Rentenbank		1.750%	4/15/19	75	74
[10] Landwirtschaftliche Rentenbank		1.375%	10/23/19	250	240
	Nexen Energy ULC	7.875%	3/15/32	50	66
	Nexen Energy ULC	6.400%	5/15/37	450	515
	Nexen Energy ULC	7.500%	7/30/39	200	260
	Nordic Investment Bank	2.500%	7/15/15	225	231
	Nordic Investment Bank	2.250%	3/15/16	300	310
	Nordic Investment Bank	0.500%	4/14/16	125	125
	Nordic Investment Bank	0.750%	1/17/18	350	340
	North American Development Bank	4.375%	2/11/20	100	106
	North American Development Bank	2.400%	10/26/22	150	140
[11] Oesterreichische Kontrollbank AG		1.750%	10/5/15	500	510
[11] Oesterreichische Kontrollbank AG		0.750%	12/15/16	200	200
[11] Oesterreichische Kontrollbank AG		5.000%	4/25/17	600	670
3	Oriental Republic of Uruguay	4.500%	8/14/24	300	306
3	Oriental Republic of Uruguay	4.125%	11/20/45	300	242
	Pemex Project Funding Master Trust	5.750%	3/1/18	625	696
	Pemex Project Funding Master Trust	6.625%	6/15/35	625	694
	Pemex Project Funding Master Trust	6.625%	6/15/38	150	164
	Petrobras Global Finance BV	4.875%	3/17/20	500	504
	Petrobras Global Finance BV	6.250%	3/17/24	300	308
	Petrobras Global Finance BV	5.625%	5/20/43	100	85
	Petrobras Global Finance BV	7.250%	3/17/44	200	206
	Petrobras International Finance Co.	3.875%	1/27/16	325	334
	Petrobras International Finance Co.	6.125%	10/6/16	350	378
	Petrobras International Finance Co.	3.500%	2/6/17	75	76
	Petrobras International Finance Co.	5.875%	3/1/18	675	719
	Petrobras International Finance Co.	8.375%	12/10/18	300	349
	Petrobras International Finance Co.	7.875%	3/15/19	450	513
	Petrobras International Finance Co.	5.750%	1/20/20	700	731
	Petrobras International Finance Co.	5.375%	1/27/21	375	379
	Petrobras International Finance Co.	6.875%	1/20/40	225	222
	Petrobras International Finance Co.	6.750%	1/27/41	900	874
	Petroleos Mexicanos	8.000%	5/3/19	200	245
	Petroleos Mexicanos	6.000%	3/5/20	400	451
	Petroleos Mexicanos	5.500%	1/21/21	150	164
	Petroleos Mexicanos	4.875%	1/24/22	500	521
6	Petroleos Mexicanos	4.875%	1/18/24	100	103
	Petroleos Mexicanos	6.500%	6/2/41	400	439
	Petroleos Mexicanos	5.500%	6/27/44	625	603
6	Petroleos Mexicanos	6.375%	1/23/45	600	649
	Province of British Columbia	2.850%	6/15/15	400	412
	Province of British Columbia	2.100%	5/18/16	500	515
	Province of British Columbia	1.200%	4/25/17	100	100
	Province of British Columbia	2.000%	10/23/22	200	186
	Province of Manitoba	2.625%	7/15/15	250	257
	Province of Manitoba	1.300%	4/3/17	75	75
	Province of Manitoba	1.125%	6/1/18	150	147
	Province of Manitoba	1.750%	5/30/19	175	172

Province of Manitoba	2.100%	9/6/22	150	139
Province of New Brunswick	2.750%	6/15/18	350	364
Province of Nova Scotia	2.375%	7/21/15	200	205
Province of Ontario	0.950%	5/26/15	775	779
Province of Ontario	2.700%	6/16/15	575	590
Province of Ontario	1.875%	9/15/15	200	204
Province of Ontario	4.750%	1/19/16	100	107
Province of Ontario	5.450%	4/27/16	500	548
Province of Ontario	2.300%	5/10/16	300	309
Province of Ontario	1.600%	9/21/16	450	457
Province of Ontario	1.100%	10/25/17	250	247
Province of Ontario	3.150%	12/15/17	225	238
Province of Ontario	3.000%	7/16/18	225	236
Province of Ontario	2.000%	9/27/18	200	201
Province of Ontario	1.650%	9/27/19	225	217
Province of Ontario	4.000%	10/7/19	575	622
Province of Ontario	4.400%	4/14/20	500	550
Province of Ontario	2.450%	6/29/22	150	142
Quebec	5.125%	11/14/16	325	360
Quebec	4.625%	5/14/18	575	642
Quebec	3.500%	7/29/20	350	367
Quebec	2.750%	8/25/21	325	319
Quebec	2.625%	2/13/23	400	380
Quebec	7.500%	9/15/29	325	450
Region of Lombardy Italy	5.804%	10/25/32	200	199
Republic of Chile	3.875%	8/5/20	200	212
Republic of Chile	2.250%	10/30/22	175	160
Republic of Chile	3.625%	10/30/42	75	62
Republic of Colombia	7.375%	1/27/17	325	375
Republic of Colombia	7.375%	3/18/19	400	482
Republic of Colombia	4.375%	7/12/21	450	468
Republic of Colombia	8.125%	5/21/24	500	649
Republic of Colombia	7.375%	9/18/37	100	128
Republic of Colombia	6.125%	1/18/41	575	644
3 Republic of Colombia	5.625%	2/26/44	200	208
Republic of Italy	4.750%	1/25/16	750	799
Republic of Italy	5.250%	9/20/16	1,050	1,141
Republic of Italy	5.375%	6/12/17	500	548
Republic of Italy	5.375%	6/15/33	175	198
Republic of Korea	7.125%	4/16/19	225	276
Republic of Korea	3.875%	9/11/23	500	516
Republic of Korea	5.625%	11/3/25	100	117
Republic of Panama	5.200%	1/30/20	200	221
Republic of Panama	7.125%	1/29/26	600	743
3 Republic of Panama	6.700%	1/26/36	292	344
3 Republic of Panama	4.300%	4/29/53	200	164
Republic of Peru	7.125%	3/30/19	350	422
Republic of Peru	7.350%	7/21/25	400	514
Republic of Peru	8.750%	11/21/33	142	207
3 Republic of Peru	6.550%	3/14/37	225	269
Republic of Peru	5.625%	11/18/50	300	318
Republic of Philippines	6.500%	1/20/20	100	119
Republic of Philippines	4.000%	1/15/21	350	368
Republic of Philippines	10.625%	3/16/25	100	156
Republic of Philippines	5.500%	3/30/26	225	254
Republic of Philippines	9.500%	2/2/30	325	506
Republic of Philippines	7.750%	1/14/31	400	547

Republic of Philippines	6.375%	1/15/32	500	611
Republic of Philippines	6.375%	10/23/34	550	684
Republic of Philippines	4.200%	1/21/24	750	775
Republic of Poland	3.875%	7/16/15	400	416
Republic of Poland	6.375%	7/15/19	961	1,132
Republic of Poland	5.125%	4/21/21	250	277
Republic of Poland	5.000%	3/23/22	425	463
Republic of Poland	3.000%	3/17/23	125	117
Republic of Poland	4.000%	1/22/24	150	151
Republic of South Africa	6.875%	5/27/19	250	289
Republic of South Africa	5.500%	3/9/20	500	542
Republic of South Africa	4.665%	1/17/24	225	223
Republic of South Africa	6.250%	3/8/41	300	329
Republic of Turkey	7.000%	9/26/16	725	796
Republic of Turkey	7.500%	7/14/17	525	591
Republic of Turkey	6.750%	4/3/18	450	499
Republic of Turkey	7.000%	3/11/19	425	476
Republic of Turkey	7.000%	6/5/20	525	591
Republic of Turkey	5.625%	3/30/21	100	105
Republic of Turkey	5.125%	3/25/22	425	428
Republic of Turkey	6.250%	9/26/22	400	431
Republic of Turkey	7.375%	2/5/25	650	748
Republic of Turkey	11.875%	1/15/30	400	640
Republic of Turkey	8.000%	2/14/34	50	61
Republic of Turkey	6.875%	3/17/36	600	651
Republic of Turkey	6.750%	5/30/40	300	321
Republic of Turkey	4.875%	4/16/43	400	341
Republic of Turkey	6.625%	2/17/45	350	370
State of Israel	5.500%	11/9/16	175	195
State of Israel	5.125%	3/26/19	550	625
State of Israel	3.150%	6/30/23	400	384
State of Israel	4.500%	1/30/43	200	186
Statoil ASA	1.800%	11/23/16	125	128
Statoil ASA	3.125%	8/17/17	400	422
Statoil ASA	1.200%	1/17/18	125	123
Statoil ASA	5.250%	4/15/19	25	29
Statoil ASA	3.150%	1/23/22	150	150
Statoil ASA	2.450%	1/17/23	150	141
Statoil ASA	2.650%	1/15/24	100	94
Statoil ASA	7.250%	9/23/27	400	533
Statoil ASA	5.100%	8/17/40	125	138
Statoil ASA	4.250%	11/23/41	175	171
Statoil ASA	3.950%	5/15/43	125	116
Statoil ASA	4.800%	11/8/43	175	185
Svensk Exportkredit AB	0.625%	9/4/15	400	401
Svensk Exportkredit AB	0.625%	5/31/16	50	50
Svensk Exportkredit AB	2.125%	7/13/16	125	129
Svensk Exportkredit AB	5.125%	3/1/17	350	391
Svensk Exportkredit AB	1.750%	5/30/17	200	203
United Mexican States	11.375%	9/15/16	100	125
United Mexican States	5.625%	1/15/17	744	828
United Mexican States	5.950%	3/19/19	150	174
United Mexican States	5.125%	1/15/20	500	557
United Mexican States	3.500%	1/21/21	100	101
United Mexican States	3.625%	3/15/22	550	554
United Mexican States	4.000%	10/2/23	1,466	1,484
United Mexican States	8.300%	8/15/31	200	280

United Mexican States	6.750%	9/27/34	633	774
United Mexican States	6.050%	1/11/40	745	847
United Mexican States	4.750%	3/8/44	527	500
United Mexican States	5.550%	1/21/45	200	213
United Mexican States	5.750%	10/12/10	192	188
Total Sovereign Bonds (Cost $132,551)				135,621
Taxable Municipal Bonds (1.0%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	150	168
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	50	56
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	50	65
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	125	181
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	50	61
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	131
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	150	194
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	250	338
California GO	3.950%	11/1/15	150	158
California GO	5.750%	3/1/17	100	113
California GO	6.200%	10/1/19	275	325
California GO	5.700%	11/1/21	250	291
California GO	7.500%	4/1/34	600	812
California GO	7.300%	10/1/39	75	101
California GO	7.350%	11/1/39	575	777
California GO	7.625%	3/1/40	205	286
California GO	7.600%	11/1/40	200	282
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	58
Chicago IL Board of Education GO	6.319%	11/1/29	50	50
Chicago IL Board of Education GO	6.138%	12/1/39	50	50
Chicago IL GO	7.781%	1/1/35	50	59
Chicago IL GO	6.314%	1/1/44	100	102
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	100	114
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	50	60
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	150	167
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	125	149
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	50	56
Chicago IL Water Revenue	6.742%	11/1/40	75	87
Clark County NV Airport Revenue	6.881%	7/1/42	100	110
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	150	176
Connecticut GO	5.090%	10/1/30	175	183
Connecticut GO	5.850%	3/15/32	200	234
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	50	54
Cook County IL GO	6.229%	11/15/34	50	54

Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	62
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	54
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	126
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	55
Dallas TX Independent School District GO	6.450%	2/15/35	100	115
Denver CO City & County School District No.
1 COP	7.017%	12/15/37	50	61
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	50	57
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	57
District of Columbia Income Tax Revenue	5.582%	12/1/35	50	57
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	100	99
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	125	125
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	250	249
George Washington University District of
Columbia GO	3.485%	9/15/22	200	197
Georgia GO	4.503%	11/1/25	150	165
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	200	228
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	150	168
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	75	81
Illinois GO	4.511%	3/1/15	75	78
Illinois GO	5.365%	3/1/17	175	191
Illinois GO	5.877%	3/1/19	250	280
Illinois GO	4.950%	6/1/23	550	578
Illinois GO	5.100%	6/1/33	1,100	1,086
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	50	58
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	250	305
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	150	144
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	100	97
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	50	55
Los Angeles CA Community College District
GO	6.600%	8/1/42	150	200
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	75	88
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	150	177
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	25	27
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	100	133
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	234
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	147
Los Angeles CA Unified School District GO	6.758%	7/1/34	50	65
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	75	87

Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	100	125
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	65
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	50	61
Massachusetts GO	4.200%	12/1/21	125	134
Massachusetts GO	5.456%	12/1/39	150	173
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	75	87
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	60
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	75	82
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	50	59
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	50	56
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	50	61
Metropolitan Water District of Southern
California Revenue	6.947%	7/1/40	50	57
Mississippi GO	5.245%	11/1/34	50	56
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	50	57
[12] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	225	289
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	400	500
[13] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	65	67
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	300	421
New York City NY GO	6.246%	6/1/35	25	27
New York City NY GO	5.968%	3/1/36	100	119
New York City NY GO	5.985%	12/1/36	50	59
New York City NY GO	5.517%	10/1/37	50	56
New York City NY GO	6.271%	12/1/37	100	123
New York City NY GO	5.846%	6/1/40	50	60
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	50	59
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	50	61
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	50	61
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	100	113
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	175	210
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	150	188
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	50	59
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	100	117
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	75	88
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	250	351

New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	59
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	100	128
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	125	141
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	100	113
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	100	116
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	75	86
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	150	176
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	50	59
New York University Hospitals Center GO	4.428%	7/1/42	75	68
New York University Hospitals Center
Revenue	5.750%	7/1/43	100	110
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	100	132
Ohio State University General Receipts
Revenue	4.910%	6/1/40	100	109
Ohio State University General Receipts
Revenue	4.800%	6/1/11	100	97
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	81
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	50	66
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	50	61
Oregon GO	5.762%	6/1/23	200	231
Oregon GO	5.892%	6/1/27	75	90
[13] Oregon School Boards Association GO	4.759%	6/30/28	75	80
[14] Oregon School Boards Association GO	5.528%	6/30/28	50	57
Pennsylvania GO	4.650%	2/15/26	50	54
Pennsylvania GO	5.350%	5/1/30	200	217
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	50	53
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	57
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	50	58
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	75	91
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	350	369
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	100	105
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	550	514
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	125	136
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	100	125
Rutgers State University NJ Revenue	5.665%	5/1/40	50	59
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	50	54

San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	125	155
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	50	60
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	125	153
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	75	76
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	75	78
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	50	63
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	50	60
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	100	134
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	200	233
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	50	60
Stanford University GO	4.250%	5/1/16	100	107
Texas Transportation Commission Revenue	5.028%	4/1/26	50	57
Texas Transportation Commission Revenue	5.178%	4/1/30	175	201
Texas Transportation Commission Revenue	4.631%	4/1/33	150	162
Texas Transportation Commission Revenue	4.681%	4/1/40	50	53
Tufts University Massachusetts GO	5.017%	4/15/12	200	197
TX Utility System Revenue	3.828%	5/15/28	75	76
University of California Regents Medical
Center Revenue	6.548%	5/15/48	100	125
University of California Regents Medical
Center Revenue	6.583%	5/15/49	50	63
University of California Revenue	6.270%	5/15/31	500	544
University of California Revenue	5.946%	5/15/45	175	207
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	50	57
University of Southern California GO	5.250%	10/1/11	100	116
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	50	58
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	25	28
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	100	114
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	75	81
Utah GO	4.554%	7/1/24	50	55
Utah GO	3.539%	7/1/25	50	50
Washington GO	5.090%	8/1/33	250	271
Washington GO	5.140%	8/1/40	150	164
[14] Wisconsin GO	5.700%	5/1/26	75	84
Total Taxable Municipal Bonds (Cost $21,074)				24,143

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (5.4%)
Money Market Fund (5.4%)
[15] Vanguard Market Liquidity Fund (Cost
$126,441)	0.122%	126,440,761	126,441

Total Investments (105.0%) (Cost $2,401,903)			2,465,403
Other Assets and Liabilities-Net (-5.0%)			(117,681)
Net Assets (100%)			2,347,722

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2014.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the aggregate value of these securities was $6,992,000, representing 0.3% of net assets.
7 Non-income-producing security--security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Government of Canada.
10Guaranteed by the Federal Republic of Germany.
11Guaranteed by the Republic of Austria.
12Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
15Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a

Vanguard Total Bond Market Index Portfolio

future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,531,499	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	63,258	507
Corporate Bonds	—	583,759	175
Sovereign Bonds	—	135,621	—
Taxable Municipal Bonds	—	24,143	—
Temporary Cash Investments	126,441	—	—
Total	126,441	2,338,280	682

Vanguard Total Bond Market Index Portfolio

E. At March 31, 2014, the cost of investment securities for tax purposes was $2,401,903,000. Net unrealized appreciation of investment securities for tax purposes was $63,500,000, consisting of unrealized gains of $83,496,000 on securities that had risen in value since their purchase and $19,996,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Balanced Portfolio

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (66.3%)
Consumer Discretionary (5.1%)
Comcast Corp. Class A	579,135	28,968
Time Warner Inc.	295,816	19,326
Ford Motor Co.	1,101,550	17,184
Lowe's Cos. Inc.	321,740	15,733
Walt Disney Co.	170,009	13,613
Volkswagen AG Preference Shares	41,319	10,714
* DIRECTV	47,600	3,637
		109,175
Consumer Staples (5.5%)
CVS Caremark Corp.	345,090	25,834
Wal-Mart Stores Inc.	198,900	15,202
Procter & Gamble Co.	187,757	15,133
Philip Morris International Inc.	157,420	12,888
Unilever NV	306,180	12,590
Diageo plc	350,227	10,878
Kraft Foods Group Inc.	178,160	9,995
Walgreen Co.	117,710	7,772
Anheuser-Busch InBev NV ADR	36,400	3,833
Mondelez International Inc. Class A	80,600	2,785
Diageo plc ADR	7,700	959
		117,869
Energy (7.0%)
Exxon Mobil Corp.	368,655	36,010
Chevron Corp.	260,030	30,920
BP plc ADR	357,650	17,203
Anadarko Petroleum Corp.	202,380	17,154
BG Group plc	741,242	13,839
Schlumberger Ltd.	130,730	12,746
Suncor Energy Inc.	218,290	7,631
Halliburton Co.	122,270	7,201
Phillips 66	80,592	6,210
		148,914
Financials (14.0%)
Wells Fargo & Co.	1,022,230	50,846
JPMorgan Chase & Co.	618,478	37,548
ACE Ltd.	251,630	24,926
Prudential Financial Inc.	289,210	24,482
PNC Financial Services Group Inc.	254,330	22,127
BlackRock Inc.	62,890	19,778
Citigroup Inc.	333,870	15,892
US Bancorp	259,250	11,111
Bank of America Corp.	602,730	10,367
MetLife Inc.	193,330	10,208
Marsh & McLennan Cos. Inc.	198,270	9,775
Mitsubishi UFJ Financial Group Inc.	1,518,930	8,364
Aflac Inc.	122,850	7,744
Bank of Nova Scotia	127,400	7,392
HSBC Holdings plc ADR	135,720	6,899

Standard Chartered plc	313,256	6,550
UBS AG	303,661	6,292
Chubb Corp.	39,840	3,558
State Street Corp.	50,680	3,525
Hartford Financial Services Group Inc.	91,970	3,244
Vornado Realty Trust	32,900	3,242
Morgan Stanley	96,470	3,007
American International Group Inc.	37,800	1,890
		298,767
Health Care (12.3%)
Merck & Co. Inc.	725,169	41,168
Johnson & Johnson	278,990	27,405
Pfizer Inc.	761,795	24,469
Roche Holding AG	75,802	22,798
Eli Lilly & Co.	370,800	21,825
AstraZeneca plc ADR	312,670	20,286
Cardinal Health Inc.	284,550	19,913
Medtronic Inc.	317,010	19,509
UnitedHealth Group Inc.	225,920	18,523
Bristol-Myers Squibb Co.	273,660	14,217
Teva Pharmaceutical Industries Ltd. ADR	181,660	9,599
Zoetis Inc.	311,028	9,001
* Gilead Sciences Inc.	77,600	5,499
AmerisourceBergen Corp. Class A	63,400	4,158
* Celgene Corp.	26,410	3,687
		262,057
Industrials (8.6%)
United Parcel Service Inc. Class B	210,008	20,451
General Electric Co.	695,120	17,997
Honeywell International Inc.	173,930	16,134
FedEx Corp.	108,160	14,338
United Technologies Corp.	122,500	14,313
Raytheon Co.	136,070	13,442
Schneider Electric SA	142,457	12,625
Deere & Co.	129,200	11,731
Eaton Corp. plc	153,700	11,546
CSX Corp.	376,630	10,911
General Dynamics Corp.	71,670	7,806
Union Pacific Corp.	40,120	7,529
* ABB Ltd. ADR	253,200	6,530
Caterpillar Inc.	63,980	6,358
Boeing Co.	42,660	5,353
Lockheed Martin Corp.	26,100	4,261
Emerson Electric Co.	30,230	2,019
		183,344
Information Technology (8.6%)
Microsoft Corp.	920,560	37,734
Intel Corp.	753,150	19,439
Texas Instruments Inc.	400,030	18,861
Apple Inc.	34,900	18,732
Accenture plc Class A	223,050	17,782
International Business Machines Corp.	91,990	17,707
Cisco Systems Inc.	750,840	16,826
* eBay Inc.	236,620	13,071
QUALCOMM Inc.	158,680	12,514

	Oracle Corp.			277,850	11,367
					184,033
	Materials (1.4%)
	Dow Chemical Co.			292,170	14,197
	International Paper Co.			173,100	7,942
	BHP Billiton plc			123,460	3,812
	Goldcorp Inc.			152,780	3,740
					29,691
	Telecommunication Services (1.7%)
	Verizon Communications Inc.			765,190	36,400

	Utilities (2.1%)
	NextEra Energy Inc.			195,250	18,670
	Dominion Resources Inc.			154,750	10,986
	Exelon Corp.			274,000	9,195
	Duke Energy Corp.			81,626	5,813
					44,664
	Total Common Stocks (Cost $969,773)				1,414,914
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	U.S. Government and Agency Obligations (7.6%)
	U.S. Government Securities (4.8%)
	United States Treasury Note/Bond	0.125%	4/30/15	21,115	21,112
	United States Treasury Note/Bond	0.250%	5/31/15	3,625	3,629
	United States Treasury Note/Bond	0.375%	6/30/15	3,650	3,660
	United States Treasury Note/Bond	0.250%	11/30/15	12,500	12,492
	United States Treasury Note/Bond	0.250%	12/31/15	3,400	3,396
	United States Treasury Note/Bond	0.250%	2/29/16	2,600	2,593
	United States Treasury Note/Bond	1.500%	6/30/16	7,310	7,464
	United States Treasury Note/Bond	0.875%	1/31/17	534	535
	United States Treasury Note/Bond	0.750%	10/31/17	7,500	7,380
	United States Treasury Note/Bond	1.000%	5/31/18	5,500	5,400
	United States Treasury Note/Bond	1.375%	9/30/18	19,000	18,837
	United States Treasury Note/Bond	2.875%	5/15/43	17,028	14,859
	United States Treasury Note/Bond	3.750%	11/15/43	694	718
					102,075
	Conventional Mortgage-Backed Securities (2.6%)
	[1,2,3]Fannie Mae Pool	3.500%	4/1/44	17,400	17,498
	[1,2,3]Fannie Mae Pool	4.000%	4/1/44	8,300	8,624
	[1,2,3]Fannie Mae Pool	4.500%	4/1/44	6,900	7,359
[1,2]	Freddie Mac Gold Pool	4.000%	9/1/41	14	14
[1,2]	Freddie Mac Gold Pool	4.500%	3/1/29–4/1/44	21,268	22,727
[1,2]	Freddie Mac Gold Pool	5.500%	11/1/22–12/1/27	294	325
1	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	192	220
1	Ginnie Mae I Pool	8.000%	9/15/30	76	80
					56,847
	Nonconventional Mortgage-Backed Securities (0.2%)
[1,2]	Fannie Mae REMICS	3.500%	4/25/31	245	239
[1,2]	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	470	485
[1,2]	Freddie Mac REMICS	3.500%	3/15/31	145	142
[1,2]	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	2,726	2,790
					3,656
Total U.S. Government and Agency Obligations (Cost $162,287)					162,578

Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
1	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,695	2,684
1	AmeriCredit Automobile Receivables Trust
	2012-1	4.720%	3/8/18	580	611
[1,4,5]Apidos CDO		1.710%	4/17/26	1,295	1,294
[1,4,5]ARES CLO Ltd.		1.763%	4/17/26	1,200	1,200
[1,5]	Avis Budget Rental Car Funding AESOP LLC
	2010-4A	2.090%	4/20/15	229	230
1	Banc of America Commercial Mortgage Trust
	2006-2	5.731%	5/10/45	395	427
1	Banc of America Commercial Mortgage Trust
	2006-5	5.414%	9/10/47	476	513
1	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.540%	9/11/41	550	595
[1,4,5]Carlyle Global Market Strategies CLO 2013-3
	Ltd.	1.359%	7/15/25	290	286
[1,4,5]CECLO 2013-20A		1.724%	1/25/26	1,300	1,295
[1,4,5]CIFC Funding Ltd.		1.658%	4/18/25	1,185	1,181
1	COMM 2006-C7 Mortgage Trust	5.768%	6/10/46	574	618
1	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	480	473
1	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.467%	9/15/39	320	346
[1,4,5]Dryden Senior Loan Fund		1.620%	4/18/26	1,165	1,153
[1,5]	First Investors Auto Owner Trust 2013-2	1.230%	3/15/19	438	439
[1,5]	Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.200%	2/15/17	890	919
1	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	772	786
[1,5]	Hertz Vehicle Financing LLC 2011-1A	2.200%	3/25/16	890	901
[1,5]	Hilton USA Trust 2013-HLT	2.662%	11/5/30	1,165	1,168
[1,4,5]ING Investment Management Co.		1.769%	4/18/26	1,165	1,165
1	LB-UBS Commercial Mortgage Trust 2006-C4	5.833%	6/15/38	383	415
[1,4]	LB-UBS Commercial Mortgage Trust 2008-C1	6.139%	4/15/41	800	913
[1,4,5]Limerock CLO		1.735%	4/18/26	1,300	1,299
[1,4,5]Madison Park Funding Ltd.		1.635%	1/19/25	755	751
1	Merrill Lynch Mortgage Trust 2006-C1	5.657%	5/12/39	591	637
1	Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	300	310
[1,4,5]OZLM VI Ltd.		1.730%	4/17/26	955	954
1	Santander Drive Auto Receivables Trust
	2011-1	2.350%	11/16/15	69	69
[1,5]	Springleaf Funding Trust	2.410%	12/15/22	1,105	1,105
[1,5]	Springleaf Mortgage Loan Trust 2013-1A	2.310%	6/25/58	220	212
1	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	210	213
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $25,189)					25,162
Corporate Bonds (21.0%)
Finance (8.3%)
	Banking (6.2%)
	American Express Centurion Bank	6.000%	9/13/17	500	574
	American Express Co.	1.550%	5/22/18	1,635	1,607
	American Express Credit Corp.	2.750%	9/15/15	100	103
	American Express Credit Corp.	2.375%	3/24/17	1,920	1,988
	American Express Credit Corp.	2.125%	7/27/18	1,235	1,241
	Bank of America Corp.	6.000%	9/1/17	1,010	1,146
	Bank of America Corp.	5.750%	12/1/17	500	565
	Bank of America Corp.	5.625%	7/1/20	85	97

Bank of America Corp.	5.875%	1/5/21	3,000	3,466
Bank of America Corp.	3.300%	1/11/23	120	116
Bank of America Corp.	4.100%	7/24/23	150	152
Bank of America Corp.	4.000%	4/1/24	815	813
Bank of America Corp.	5.875%	2/7/42	260	300
Bank of America Corp.	5.000%	1/21/44	1,100	1,119
Bank of America NA	5.300%	3/15/17	2,000	2,202
Bank of Montreal	1.300%	7/15/16	800	808
Bank of Montreal	2.500%	1/11/17	2,030	2,102
Bank of New York Mellon Corp.	4.950%	3/15/15	1,345	1,403
Bank of Nova Scotia	3.400%	1/22/15	2,100	2,153
Bank of Nova Scotia	2.050%	10/30/18	1,600	1,595
5 Barclays Bank plc	6.050%	12/4/17	1,400	1,567
Barclays Bank plc	2.500%	2/20/19	800	803
Barclays Bank plc	5.125%	1/8/20	240	269
Barclays Bank plc	5.140%	10/14/20	160	170
BB&T Corp.	4.900%	6/30/17	1,000	1,096
Bear Stearns Cos. LLC	6.400%	10/2/17	235	271
Bear Stearns Cos. LLC	7.250%	2/1/18	425	506
BNP Paribas SA	2.400%	12/12/18	1,300	1,300
BNP Paribas SA	3.250%	3/3/23	305	296
BNY Mellon NA	4.750%	12/15/14	250	258
BPCE SA	2.500%	12/10/18	1,270	1,275
5 BPCE SA	5.150%	7/21/24	560	556
Canadian Imperial Bank of Commerce	2.350%	12/11/15	1,400	1,442
Capital One Bank USA NA	2.150%	11/21/18	1,215	1,207
Capital One Financial Corp.	2.150%	3/23/15	670	680
Capital One Financial Corp.	3.150%	7/15/16	300	315
Capital One Financial Corp.	4.750%	7/15/21	400	438
Citigroup Inc.	4.587%	12/15/15	570	605
Citigroup Inc.	3.953%	6/15/16	826	876
Citigroup Inc.	4.450%	1/10/17	1,305	1,407
Citigroup Inc.	6.125%	11/21/17	2,320	2,655
Citigroup Inc.	1.750%	5/1/18	500	491
Citigroup Inc.	6.125%	5/15/18	255	293
Citigroup Inc.	2.500%	9/26/18	500	503
Citigroup Inc.	5.375%	8/9/20	675	761
Citigroup Inc.	4.500%	1/14/22	800	844
Citigroup Inc.	6.625%	6/15/32	2,000	2,298
Citigroup Inc.	6.125%	8/25/36	1,000	1,094
Citigroup Inc.	8.125%	7/15/39	180	258
Citigroup Inc.	5.875%	1/30/42	35	40
Citigroup Inc.	4.950%	11/7/43	400	407
5 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.200%	3/11/15	1,300	1,332
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	1,350	1,347
5 Credit Agricole SA	3.500%	4/13/15	1,255	1,285
Deutsche Bank Financial LLC	5.375%	3/2/15	1,963	2,038
Goldman Sachs Group Inc.	5.350%	1/15/16	1,500	1,615
Goldman Sachs Group Inc.	5.625%	1/15/17	490	541
Goldman Sachs Group Inc.	5.950%	1/18/18	1,325	1,503
Goldman Sachs Group Inc.	2.375%	1/22/18	555	559
Goldman Sachs Group Inc.	6.000%	6/15/20	150	172
Goldman Sachs Group Inc.	5.250%	7/27/21	865	959
Goldman Sachs Group Inc.	5.750%	1/24/22	360	408
Goldman Sachs Group Inc.	3.625%	1/22/23	1,930	1,900

Goldman Sachs Group Inc.	6.450%	5/1/36	2,000	2,201
Goldman Sachs Group Inc.	6.750%	10/1/37	1,360	1,556
Goldman Sachs Group Inc.	6.250%	2/1/41	670	793
5 HSBC Bank plc	3.500%	6/28/15	500	518
5 HSBC Bank plc	4.750%	1/19/21	1,700	1,874
HSBC Bank USA NA	4.625%	4/1/14	1,290	1,290
HSBC Holdings plc	4.000%	3/30/22	1,595	1,656
HSBC Holdings plc	6.500%	5/2/36	1,000	1,176
HSBC Holdings plc	6.100%	1/14/42	375	455
HSBC Holdings plc	5.250%	3/14/44	440	443
HSBC USA Inc.	1.625%	1/16/18	1,005	998
Huntington National Bank	2.200%	4/1/19	560	553
5 ING Bank NV	3.750%	3/7/17	600	636
JPMorgan Chase & Co.	5.125%	9/15/14	580	592
JPMorgan Chase & Co.	3.700%	1/20/15	500	513
JPMorgan Chase & Co.	6.000%	1/15/18	1,500	1,720
JPMorgan Chase & Co.	6.300%	4/23/19	465	546
JPMorgan Chase & Co.	4.950%	3/25/20	1,000	1,113
JPMorgan Chase & Co.	4.350%	8/15/21	1,012	1,087
JPMorgan Chase & Co.	4.500%	1/24/22	495	534
JPMorgan Chase & Co.	3.250%	9/23/22	970	956
JPMorgan Chase & Co.	3.375%	5/1/23	385	364
JPMorgan Chase & Co.	3.875%	2/1/24	800	805
JPMorgan Chase & Co.	5.600%	7/15/41	2,400	2,720
JPMorgan Chase & Co.	5.400%	1/6/42	750	826
JPMorgan Chase & Co.	5.625%	8/16/43	400	433
Merrill Lynch & Co. Inc.	6.050%	5/16/16	2,000	2,187
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,250	1,473
Morgan Stanley	6.000%	5/13/14	373	375
Morgan Stanley	6.000%	4/28/15	1,000	1,056
Morgan Stanley	3.800%	4/29/16	255	269
Morgan Stanley	5.450%	1/9/17	1,000	1,105
Morgan Stanley	2.125%	4/25/18	1,375	1,373
Morgan Stanley	2.500%	1/24/19	2,500	2,488
Morgan Stanley	5.625%	9/23/19	645	733
Morgan Stanley	5.750%	1/25/21	1,740	1,991
Morgan Stanley	6.250%	8/9/26	3,000	3,565
National City Corp.	6.875%	5/15/19	1,000	1,188
5 Nordea Bank AB	3.700%	11/13/14	570	582
Northern Trust Corp.	3.450%	11/4/20	255	268
PNC Bank NA	4.875%	9/21/17	1,500	1,657
PNC Bank NA	4.200%	11/1/25	255	262
5 Standard Chartered plc	3.850%	4/27/15	380	393
State Street Corp.	5.375%	4/30/17	2,775	3,115
5 Svenska Handelsbanken AB	4.875%	6/10/14	1,400	1,412
Svenska Handelsbanken AB	2.875%	4/4/17	1,000	1,043
UBS AG	3.875%	1/15/15	582	598
UBS AG	5.875%	7/15/16	1,500	1,657
UBS AG	4.875%	8/4/20	300	332
US Bancorp	1.650%	5/15/17	600	608
US Bancorp	3.700%	1/30/24	1,560	1,580
Wachovia Corp.	7.500%	4/15/35	1,000	1,296
Wells Fargo & Co.	3.625%	4/15/15	925	955
Wells Fargo & Co.	5.625%	12/11/17	820	935
Wells Fargo & Co.	2.150%	1/15/19	2,915	2,914
Wells Fargo & Co.	3.000%	1/22/21	505	506
Wells Fargo & Co.	3.500%	3/8/22	840	857

	Wells Fargo & Co.	3.450%	2/13/23	930	903
	Wells Fargo & Co.	4.480%	1/16/24	1,199	1,246
	Wells Fargo & Co.	5.606%	1/15/44	2,276	2,475

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	305	346

	Finance Companies (0.6%)
	General Electric Capital Corp.	4.625%	1/7/21	1,120	1,231
	General Electric Capital Corp.	5.300%	2/11/21	795	893
	General Electric Capital Corp.	3.150%	9/7/22	3,376	3,324
	General Electric Capital Corp.	3.100%	1/9/23	455	444
	General Electric Capital Corp.	6.750%	3/15/32	1,000	1,284
	General Electric Capital Corp.	6.150%	8/7/37	1,755	2,132
	General Electric Capital Corp.	5.875%	1/14/38	1,547	1,826
	General Electric Capital Corp.	6.875%	1/10/39	600	788

	Insurance (1.2%)
	ACE INA Holdings Inc.	2.600%	11/23/15	600	618
	ACE INA Holdings Inc.	5.800%	3/15/18	1,295	1,474
	Aetna Inc.	1.750%	5/15/17	60	61
	Aetna Inc.	6.500%	9/15/18	335	396
	Allstate Corp.	5.000%	8/15/14	1,000	1,017
1	Allstate Corp.	6.125%	5/15/67	1,000	1,050
	American International Group Inc.	4.125%	2/15/24	475	486
	CNA Financial Corp.	3.950%	5/15/24	135	136
5	Five Corners Funding Trust	4.419%	11/15/23	730	747
5	Liberty Mutual Group Inc.	4.250%	6/15/23	360	365
	Loews Corp.	2.625%	5/15/23	565	518
[1,5]	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	2,000	2,498
	MetLife Inc.	4.125%	8/13/42	145	136
	MetLife Inc.	4.875%	11/13/43	800	835
5	Metropolitan Life Global Funding I	5.125%	6/10/14	1,000	1,009
5	Metropolitan Life Global Funding I	1.500%	1/10/18	1,480	1,453
5	Metropolitan Life Global Funding I	1.875%	6/22/18	950	943
5	New York Life Global Funding	1.650%	5/15/17	600	603
5	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,430
	Prudential Financial Inc.	4.750%	4/1/14	2,300	2,300
	Prudential Financial Inc.	3.000%	5/12/16	450	469
5	QBE Insurance Group Ltd.	2.400%	5/1/18	235	228
	UnitedHealth Group Inc.	6.000%	6/15/17	500	571
	UnitedHealth Group Inc.	6.000%	2/15/18	700	809
	UnitedHealth Group Inc.	3.875%	10/15/20	601	638
	UnitedHealth Group Inc.	2.875%	3/15/22	27	26
	UnitedHealth Group Inc.	2.875%	3/15/23	400	381
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,529
	WellPoint Inc.	2.300%	7/15/18	375	376
	WellPoint Inc.	3.125%	5/15/22	1,610	1,554
	WellPoint Inc.	3.300%	1/15/23	1,100	1,062

	Real Estate Investment Trusts (0.3%)
	AvalonBay Communities Inc.	3.625%	10/1/20	520	535
	Duke Realty LP	6.500%	1/15/18	225	257
	HCP Inc.	3.750%	2/1/16	210	221
	Realty Income Corp.	4.650%	8/1/23	640	671
	Simon Property Group LP	5.100%	6/15/15	1,000	1,054
	Simon Property Group LP	6.100%	5/1/16	1,800	1,970

5 WEA Finance LLC	7.125%	4/15/18	1,000	1,187
				176,826
Industrial (10.8%)
Basic Industry (0.3%)
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	1,140	1,170
CF Industries Inc.	5.375%	3/15/44	880	911
EI du Pont de Nemours & Co.	2.750%	4/1/16	1,400	1,457
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,765
Rio Tinto Finance USA plc	2.250%	12/14/18	685	685
Rio Tinto Finance USA plc	3.500%	3/22/22	1,300	1,298

Capital Goods (0.8%)
Caterpillar Financial Services Corp.	2.625%	3/1/23	2,360	2,220
Caterpillar Inc.	3.900%	5/27/21	1,170	1,243
Caterpillar Inc.	2.600%	6/26/22	705	671
General Dynamics Corp.	3.875%	7/15/21	355	375
General Electric Co.	2.700%	10/9/22	610	591
General Electric Co.	4.125%	10/9/42	320	307
General Electric Co.	4.500%	3/11/44	700	709
Honeywell International Inc.	4.250%	3/1/21	1,002	1,096
Illinois Tool Works Inc.	3.500%	3/1/24	1,645	1,646
John Deere Capital Corp.	2.250%	4/17/19	1,465	1,467
John Deere Capital Corp.	1.700%	1/15/20	520	498
5 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	2,225	2,477
United Technologies Corp.	4.875%	5/1/15	220	231
United Technologies Corp.	1.800%	6/1/17	155	158
United Technologies Corp.	3.100%	6/1/22	535	534
United Technologies Corp.	7.500%	9/15/29	770	1,068
United Technologies Corp.	6.050%	6/1/36	675	836
United Technologies Corp.	4.500%	6/1/42	325	330

Communication (2.3%)
21st Century Fox America Inc.	4.500%	2/15/21	375	407
21st Century Fox America Inc.	3.000%	9/15/22	245	236
21st Century Fox America Inc.	4.000%	10/1/23	125	127
21st Century Fox America Inc.	6.150%	2/15/41	800	933
America Movil SAB de CV	3.125%	7/16/22	1,880	1,797
America Movil SAB de CV	4.375%	7/16/42	530	473
5 American Tower Trust I	1.551%	3/15/18	380	371
5 American Tower Trust I	3.070%	3/15/23	225	215
AT&T Inc.	5.100%	9/15/14	500	511
AT&T Inc.	1.400%	12/1/17	1,400	1,387
AT&T Inc.	5.600%	5/15/18	1,000	1,137
AT&T Inc.	2.300%	3/11/19	850	845
AT&T Inc.	6.450%	6/15/34	1,595	1,883
AT&T Inc.	6.800%	5/15/36	500	608
AT&T Inc.	6.550%	2/15/39	200	236
BellSouth Corp.	6.550%	6/15/34	2,975	3,390
CBS Corp.	4.300%	2/15/21	675	712
Comcast Corp.	2.850%	1/15/23	240	232
Comcast Corp.	3.600%	3/1/24	1,110	1,118
Comcast Corp.	4.250%	1/15/33	1,032	1,013
Comcast Corp.	5.650%	6/15/35	110	124
Comcast Corp.	6.500%	11/15/35	115	143
Comcast Corp.	6.400%	5/15/38	120	147
Comcast Corp.	4.650%	7/15/42	1,035	1,029
Comcast Corp.	4.500%	1/15/43	500	489

Comcast Corp.	4.750%	3/1/44	400	405
5 COX Communications Inc.	4.700%	12/15/42	120	108
5 COX Communications Inc.	4.500%	6/30/43	630	553
5 Deutsche Telekom International Finance BV	2.250%	3/6/17	400	409
5 Deutsche Telekom International Finance BV	4.875%	3/6/42	705	711
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	500	494
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	255	280
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	100	105
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	250	248
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	1,700	1,709
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	200	208
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	700	761
Discovery Communications LLC	5.625%	8/15/19	80	91
Discovery Communications LLC	5.050%	6/1/20	420	466
Discovery Communications LLC	3.250%	4/1/23	125	120
Discovery Communications LLC	4.950%	5/15/42	105	103
Discovery Communications LLC	4.875%	4/1/43	220	215
Grupo Televisa SAB	6.625%	1/15/40	630	718
5 NBCUniversal Enterprise Inc.	1.662%	4/15/18	1,920	1,885
5 NBCUniversal Enterprise Inc.	1.974%	4/15/19	2,530	2,473
NBCUniversal Media LLC	4.375%	4/1/21	600	651
Orange SA	4.125%	9/14/21	1,740	1,793
5 SBA Tower Trust	2.933%	12/15/17	840	858
Time Warner Cable Inc.	5.850%	5/1/17	1,030	1,160
Time Warner Cable Inc.	6.550%	5/1/37	270	314
Time Warner Cable Inc.	7.300%	7/1/38	170	214
Time Warner Cable Inc.	6.750%	6/15/39	185	220
Time Warner Cable Inc.	5.875%	11/15/40	505	550
Verizon Communications Inc.	4.500%	9/15/20	1,280	1,388
Verizon Communications Inc.	3.450%	3/15/21	485	492
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,047
Verizon Communications Inc.	7.750%	12/1/30	1,590	2,103
Verizon Communications Inc.	6.400%	9/15/33	2,230	2,638
Verizon Communications Inc.	5.850%	9/15/35	475	528
Verizon Communications Inc.	6.900%	4/15/38	290	358
Verizon Communications Inc.	4.750%	11/1/41	290	279
Verizon Communications Inc.	6.550%	9/15/43	1,945	2,353

Consumer Cyclical (1.8%)
Amazon.com Inc.	2.500%	11/29/22	885	825
5 American Honda Finance Corp.	1.500%	9/11/17	490	490
5 American Honda Finance Corp.	1.600%	2/16/18	810	804
American Honda Finance Corp.	2.125%	10/10/18	1,110	1,115
AutoZone Inc.	3.700%	4/15/22	1,371	1,375
AutoZone Inc.	3.125%	7/15/23	600	568
CVS Caremark Corp.	4.875%	9/15/14	800	816
CVS Caremark Corp.	5.750%	6/1/17	285	322
CVS Caremark Corp.	2.750%	12/1/22	1,200	1,132
5 Daimler Finance North America LLC	2.375%	8/1/18	900	908
5 Daimler Finance North America LLC	2.250%	7/31/19	1,575	1,555

Daimler Finance North America LLC	8.500%	1/18/31	1,000	1,485
eBay Inc.	1.350%	7/15/17	325	325
eBay Inc.	2.600%	7/15/22	520	494
Ford Motor Credit Co. LLC	2.375%	3/12/19	1,700	1,686
Home Depot Inc.	2.250%	9/10/18	975	991
Home Depot Inc.	3.950%	9/15/20	600	647
Home Depot Inc.	2.700%	4/1/23	720	683
5 Hyundai Capital America	1.625%	10/2/15	375	378
Lowe's Cos. Inc.	6.875%	2/15/28	710	885
Lowe's Cos. Inc.	6.500%	3/15/29	1,000	1,219
McDonald's Corp.	1.875%	5/29/19	435	433
McDonald's Corp.	2.625%	1/15/22	195	189
5 Nissan Motor Acceptance Corp.	1.950%	9/12/17	1,186	1,188
5 Nissan Motor Acceptance Corp.	1.800%	3/15/18	1,100	1,089
5 Nissan Motor Acceptance Corp.	2.650%	9/26/18	585	591
PACCAR Financial Corp.	1.600%	3/15/17	1,002	1,011
Target Corp.	2.900%	1/15/22	1,200	1,178
Time Warner Inc.	4.875%	3/15/20	700	775
Time Warner Inc.	4.750%	3/29/21	350	384
Time Warner Inc.	6.500%	11/15/36	620	737
Toyota Motor Credit Corp.	2.800%	1/11/16	1,105	1,149
Toyota Motor Credit Corp.	1.750%	5/22/17	1,200	1,218
Toyota Motor Credit Corp.	1.250%	10/5/17	900	893
Viacom Inc.	3.250%	3/15/23	545	523
5 Volkswagen International Finance NV	1.625%	3/22/15	2,100	2,116
Wal-Mart Stores Inc.	3.250%	10/25/20	742	768
Wal-Mart Stores Inc.	4.250%	4/15/21	1,000	1,092
Wal-Mart Stores Inc.	2.550%	4/11/23	2,050	1,932
Wal-Mart Stores Inc.	5.625%	4/15/41	2,290	2,700

Consumer Noncyclical (3.5%)
AbbVie Inc.	1.750%	11/6/17	775	777
AbbVie Inc.	2.000%	11/6/18	995	986
Altria Group Inc.	4.750%	5/5/21	590	643
Altria Group Inc.	2.850%	8/9/22	800	751
Altria Group Inc.	4.500%	5/2/43	1,300	1,194
AmerisourceBergen Corp.	3.500%	11/15/21	310	318
Amgen Inc.	2.300%	6/15/16	635	654
Amgen Inc.	3.875%	11/15/21	835	877
Amgen Inc.	5.150%	11/15/41	1,500	1,539
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	200	230
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	2,000	2,182
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	3,315	3,128
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	125	112
AstraZeneca plc	1.950%	9/18/19	1,100	1,075
AstraZeneca plc	6.450%	9/15/37	615	772
5 Avery 2014 A	1.755%	4/25/26	1,190	1,190
5 BAT International Finance plc	3.250%	6/7/22	1,480	1,452
Baxter International Inc.	5.900%	9/1/16	502	562
Bristol-Myers Squibb Co.	3.250%	11/1/23	990	976
Cardinal Health Inc.	1.700%	3/15/18	75	74
Cardinal Health Inc.	3.200%	3/15/23	315	305
5 Cargill Inc.	4.307%	5/14/21	2,092	2,230
5 Cargill Inc.	6.875%	5/1/28	645	783
5 Cargill Inc.	6.125%	4/19/34	1,270	1,511
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	55	54
Catholic Health Initiatives Colorado GO	2.600%	8/1/18	255	257

1 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	126	116
Coca-Cola Co.	5.350%	11/15/17	1,500	1,716
Coca-Cola Co.	3.300%	9/1/21	300	307
Coca-Cola Enterprises Inc.	3.500%	9/15/20	500	513
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	768	767
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	850	852
Coca-Cola HBC Finance BV	5.500%	9/17/15	700	741
Colgate-Palmolive Co.	7.600%	5/19/25	480	643
ConAgra Foods Inc.	1.900%	1/25/18	235	233
ConAgra Foods Inc.	3.200%	1/25/23	190	182
Diageo Capital plc	2.625%	4/29/23	1,230	1,143
Diageo Investment Corp.	2.875%	5/11/22	525	509
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	246	255
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	195	187
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	195	183
Eli Lilly & Co.	4.650%	6/15/44	720	742
Express Scripts Holding Co.	2.650%	2/15/17	1,072	1,111
Express Scripts Holding Co.	4.750%	11/15/21	600	651
Gilead Sciences Inc.	3.700%	4/1/24	660	662
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	445	427
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,291
GlaxoSmithKline Capital plc	1.500%	5/8/17	560	564
5 Heineken NV	1.400%	10/1/17	205	204
5 Heineken NV	2.750%	4/1/23	660	611
5 Heineken NV	4.000%	10/1/42	35	31
5 Japan Tobacco Inc.	2.100%	7/23/18	545	545
Johnson & Johnson	5.150%	7/15/18	500	572
Kaiser Foundation Hospitals	3.500%	4/1/22	330	323
Kaiser Foundation Hospitals	4.875%	4/1/42	340	359
Kellogg Co.	4.000%	12/15/20	884	933
Kraft Foods Group Inc.	2.250%	6/5/17	295	303
Kraft Foods Group Inc.	3.500%	6/6/22	985	991
Kraft Foods Group Inc.	5.000%	6/4/42	320	334
Kroger Co.	3.300%	1/15/21	420	419
Kroger Co.	3.850%	8/1/23	270	269
Kroger Co.	4.000%	2/1/24	540	544
McKesson Corp.	3.250%	3/1/16	175	183
McKesson Corp.	2.700%	12/15/22	195	182
McKesson Corp.	2.850%	3/15/23	190	180
McKesson Corp.	3.796%	3/15/24	465	465
Medtronic Inc.	1.375%	4/1/18	225	222
Medtronic Inc.	3.625%	3/15/24	270	272
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	275	245
Merck & Co. Inc.	1.300%	5/18/18	1,030	1,009
Merck & Co. Inc.	2.800%	5/18/23	1,175	1,123
Merck & Co. Inc.	4.150%	5/18/43	760	734
Molson Coors Brewing Co.	2.000%	5/1/17	31	31
Molson Coors Brewing Co.	3.500%	5/1/22	490	491
Molson Coors Brewing Co.	5.000%	5/1/42	370	387
Novartis Capital Corp.	3.400%	5/6/24	1,900	1,896
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	50	52
Pepsi Bottling Group Inc.	7.000%	3/1/29	500	654
PepsiCo Inc.	3.100%	1/15/15	400	409
PepsiCo Inc.	3.125%	11/1/20	330	338
PepsiCo Inc.	2.750%	3/5/22	670	649

PepsiCo Inc.	2.750%	3/1/23	500	474
PepsiCo Inc.	4.000%	3/5/42	845	776
Pfizer Inc.	6.200%	3/15/19	1,400	1,656
Pfizer Inc.	3.000%	6/15/23	1,200	1,170
Philip Morris International Inc.	4.500%	3/26/20	250	274
Philip Morris International Inc.	4.125%	5/17/21	1,025	1,106
Philip Morris International Inc.	2.500%	8/22/22	575	541
Philip Morris International Inc.	2.625%	3/6/23	1,150	1,075
1 Procter & Gamble - Esop	9.360%	1/1/21	1,280	1,610
5 Roche Holdings Inc.	6.000%	3/1/19	516	605
5 SABMiller Holdings Inc.	2.450%	1/15/17	400	412
5 SABMiller plc	6.500%	7/1/16	1,500	1,679
Sanofi	4.000%	3/29/21	1,130	1,213
St. Jude Medical Inc.	2.500%	1/15/16	666	686
5 Tesco plc	5.500%	11/15/17	1,500	1,667
Thermo Fisher Scientific Inc.	3.250%	11/20/14	235	239
Thermo Fisher Scientific Inc.	3.200%	5/1/15	265	273
Thermo Fisher Scientific Inc.	3.200%	3/1/16	260	272
Thermo Fisher Scientific Inc.	1.850%	1/15/18	530	528
Unilever Capital Corp.	4.250%	2/10/21	2,805	3,062
Zoetis Inc.	3.250%	2/1/23	90	87
Zoetis Inc.	4.700%	2/1/43	105	104

Energy (0.9%)
Apache Finance Canada Corp.	7.750%	12/15/29	400	551
BP Capital Markets plc	3.200%	3/11/16	650	681
BP Capital Markets plc	1.846%	5/5/17	650	660
BP Capital Markets plc	4.750%	3/10/19	795	885
BP Capital Markets plc	4.500%	10/1/20	400	436
BP Capital Markets plc	3.245%	5/6/22	650	646
BP Capital Markets plc	2.500%	11/6/22	500	467
BP Capital Markets plc	3.994%	9/26/23	195	201
BP Capital Markets plc	3.814%	2/10/24	650	656
Chevron Corp.	3.191%	6/24/23	1,235	1,224
ConocoPhillips	5.200%	5/15/18	1,500	1,695
EOG Resources Inc.	5.625%	6/1/19	425	491
Halliburton Co.	3.500%	8/1/23	1,750	1,752
5 Motiva Enterprises LLC	5.750%	1/15/20	125	142
Occidental Petroleum Corp.	4.100%	2/1/21	1,120	1,205
Occidental Petroleum Corp.	2.700%	2/15/23	500	474
5 Schlumberger Investment SA	2.400%	8/1/22	630	590
Schlumberger Investment SA	3.650%	12/1/23	1,120	1,136
Shell International Finance BV	4.375%	3/25/20	1,000	1,100
Shell International Finance BV	2.250%	1/6/23	850	784
Suncor Energy Inc.	5.950%	12/1/34	500	579
Total Capital International SA	1.550%	6/28/17	1,365	1,377
Total Capital International SA	2.700%	1/25/23	810	765
Total Capital SA	2.125%	8/10/18	850	859

Other Industrial (0.1%)
5 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	305	320
1 Johns Hopkins University Maryland GO	4.083%	7/1/53	690	646

Technology (0.5%)
Apple Inc.	2.400%	5/3/23	1,210	1,125
Apple Inc.	3.850%	5/4/43	430	383
Cisco Systems Inc.	2.125%	3/1/19	540	540

Cisco Systems Inc.	4.450%	1/15/20	1,000	1,099
Cisco Systems Inc.	2.900%	3/4/21	320	319
EMC Corp.	1.875%	6/1/18	500	499
EMC Corp.	2.650%	6/1/20	500	500
EMC Corp.	3.375%	6/1/23	500	495
International Business Machines Corp.	1.250%	2/6/17	250	252
International Business Machines Corp.	3.375%	8/1/23	1,750	1,738
International Business Machines Corp.	3.625%	2/12/24	700	705
International Business Machines Corp.	5.875%	11/29/32	2,000	2,467
Microsoft Corp.	4.000%	2/8/21	500	544
Oracle Corp.	6.125%	7/8/39	350	431

Transportation (0.6%)
Burlington Northern Santa Fe LLC	3.000%	3/15/23	400	380
Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,800	1,828
1 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	808	925
5 ERAC USA Finance LLC	5.900%	11/15/15	500	540
5 ERAC USA Finance LLC	2.750%	3/15/17	205	211
5 ERAC USA Finance LLC	4.500%	8/16/21	325	344
5 ERAC USA Finance LLC	3.300%	10/15/22	40	38
5 ERAC USA Finance LLC	7.000%	10/15/37	1,000	1,258
1 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	1,039	1,217
FedEx Corp.	2.625%	8/1/22	130	121
FedEx Corp.	2.700%	4/15/23	255	236
FedEx Corp.	4.900%	1/15/34	230	238
FedEx Corp.	3.875%	8/1/42	120	104
FedEx Corp.	4.100%	4/15/43	500	449
FedEx Corp.	5.100%	1/15/44	340	354
Norfolk Southern Corp.	7.700%	5/15/17	1,500	1,778
Southwest Airlines Co.	5.750%	12/15/16	1,500	1,671
1 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	421	484
United Parcel Service Inc.	2.450%	10/1/22	425	403
United Parcel Service Inc.	4.875%	11/15/40	460	495
				230,372
Utilities (1.9%)
Electric (1.6%)
Alabama Power Co.	5.550%	2/1/17	585	648
Ameren Illinois Co.	6.125%	12/15/28	1,000	1,179
Commonwealth Edison Co.	5.950%	8/15/16	770	858
Connecticut Light & Power Co.	5.650%	5/1/18	465	529
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	700	775
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	890	986
Dominion Resources Inc.	5.200%	8/15/19	750	840
Duke Energy Carolinas LLC	5.250%	1/15/18	275	310
Duke Energy Carolinas LLC	5.100%	4/15/18	590	663
Duke Energy Carolinas LLC	3.900%	6/15/21	1,090	1,162
Duke Energy Florida Inc.	6.350%	9/15/37	200	257
Duke Energy Progress Inc.	6.300%	4/1/38	365	469
Florida Power & Light Co.	5.650%	2/1/35	1,000	1,161
Florida Power & Light Co.	4.950%	6/1/35	1,000	1,096
Florida Power & Light Co.	5.950%	2/1/38	785	964
Georgia Power Co.	5.400%	6/1/18	1,165	1,321
Georgia Power Co.	4.300%	3/15/42	755	729
MidAmerican Energy Holdings Co.	6.125%	4/1/36	1,000	1,193

	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	1,500	1,709
	Northern States Power Co.	6.250%	6/1/36	2,000	2,528
	NSTAR LLC	4.500%	11/15/19	90	98
	Pacific Gas & Electric Co.	4.250%	5/15/21	300	321
	Pacific Gas & Electric Co.	3.850%	11/15/23	450	454
	Pacific Gas & Electric Co.	3.750%	2/15/24	305	304
	Pacific Gas & Electric Co.	5.125%	11/15/43	285	303
	PacifiCorp	6.250%	10/15/37	2,000	2,527
	Peco Energy Co.	5.350%	3/1/18	565	639
	Potomac Electric Power Co.	6.500%	11/15/37	750	976
	Public Service Electric & Gas Co.	5.300%	5/1/18	1,900	2,154
	San Diego Gas & Electric Co.	6.000%	6/1/26	600	733
	Sierra Pacific Power Co.	3.375%	8/15/23	850	841
	South Carolina Electric & Gas Co.	6.050%	1/15/38	1,000	1,236
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,227
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,628
	Southern Co.	2.450%	9/1/18	225	230
	Virginia Electric & Power Co.	2.750%	3/15/23	690	658
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	823

	Natural Gas (0.2%)
	AGL Capital Corp.	6.375%	7/15/16	775	865
5	DCP Midstream LLC	6.450%	11/3/36	935	1,004
5	Dominion Gas Holdings LLC	3.550%	11/1/23	470	464
	National Grid plc	6.300%	8/1/16	1,000	1,117
	TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,286

	Other Utility (0.1%)
	UGI Utilities Inc.	5.753%	9/30/16	1,170	1,294

					41,559
Total Corporate Bonds (Cost $423,748)					448,757
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
5	Abu Dhabi National Energy Co.	5.875%	10/27/16	595	660
5	CDP Financial Inc.	4.400%	11/25/19	1,000	1,099
5	Electricite de France	4.875%	1/22/44	300	300
5	Electricite de France SA	4.600%	1/27/20	1,200	1,305
[1,5]	Electricite de France SA	5.250%	1/29/49	235	237
[1,5]	Electricite de France SA	5.625%	12/29/49	1,400	1,428
5	Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	550	486
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	2,000	2,259
	Japan Finance Organization for Municipalities	4.625%	4/21/15	500	522
	Korea Finance Corp.	2.875%	8/22/18	505	518
	Oesterreichische Kontrollbank AG	4.500%	3/9/15	1,500	1,558
	Province of Ontario	4.500%	2/3/15	705	729
	Quebec	5.125%	11/14/16	1,000	1,107
5	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	405	413
	Republic of Poland	4.000%	1/22/24	975	982
	Statoil ASA	2.900%	11/8/20	1,050	1,060
	Statoil ASA	3.700%	3/1/24	395	402
5	Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,044
	United Mexican States	3.500%	1/21/21	342	346
Total Sovereign Bonds (Cost $15,721)					16,455

Taxable Municipal Bonds (1.5%)
Atlanta GA Downtown Development Authority
Revenue	6.875%	2/1/21	400	464
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,000	1,293
California GO	5.700%	11/1/21	265	309
California GO	7.550%	4/1/39	635	885
California GO	7.300%	10/1/39	220	296
California GO	7.600%	11/1/40	690	972
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	215	244
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	530	573
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	425	510
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	943
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	696	793
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	1,015	1,131
Houston TX GO	6.290%	3/1/32	590	707
Illinois GO	5.100%	6/1/33	95	94
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	750	909
6 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	2,000	2,151
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	455	537
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,400	1,641
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	545	664
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,165
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	576
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	600	815
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	115	123
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	150	194
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	456
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	165	201
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	1,555	2,057
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	655	800
Oregon GO	5.902%	8/1/38	490	570
6 Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,270
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	325	388
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	265	321
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,300	1,214
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	2,000	2,212

San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	305	378
University of California Regents General
Revenue	4.601%	5/15/31	590	635
University of California Regents Medical
Center Revenue	6.548%	5/15/48	270	338
University of California Regents Medical
Center Revenue	6.583%	5/15/49	845	1,065
University of California Revenue	5.770%	5/15/43	1,010	1,195
Total Taxable Municipal Bonds (Cost $28,181)				32,089
Temporary Cash Investment (2.9%)
Repurchase Agreement (2.9%)
RBS Securities, Inc.
(Dated 3/31/14, Repurchase Value
$63,400,000, collateralized by U.S.
Treasury Note/Bond 2.750%, 2/15/24, with
a value of $64,671,000) (Cost $63,400)	0.050%	4/1/14	63,400	63,400
Total Investments (101.3%) (Cost $1,688,299)				2,163,355
Other Assets and Liabilities-Net (-1.3%)[7]				(28,674)
Net Assets (100%)				2,134,681

* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2014.
4 Adjustable-rate security.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the aggregate value of these securities was $81,152,000, representing 3.8% of net assets.
6 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
7 Cash of $752,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

D. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

E. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio’s investments as of March 31, 2014, based on the inputs use to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,325,332	89,582	—
U.S. Government and Agency Obligations	—	162,578	—
Asset-Backed/Commercial Mortgage-Backed
Securities	—	24,057	1,105
Corporate Bonds	—	441,656	7,101
Sovereign Bonds	—	16,455	—
Taxable Municipal Bonds	—	32,089	—
Temporary Cash Investments	—	63,400	—
Futures Contracts—Assets[1]	55	—	—
Futures Contracts—Liabilities[1]	(30)	—	—
Total	1,325,357	829,817	8,206
1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2014	172	20,460	(175)
10-Year U.S. Treasury Note	June 2014	(455)	(56,193)	213
30-Year U.S. Treasury Bond	June 2014	(61)	(8,126)	37
Ultra Long U.S. Treasury Bond	June 2014	(7)	(1,011)	(18)
				57

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

H. At March 31, 2014, the cost of investment securities for tax purposes was $1,688,801,000. Net unrealized appreciation of investment securities for tax purposes was $474,554,000, consisting of unrealized gains of $482,462,000 on securities that had risen in value since their purchase and $7,908,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Growth Portfolio

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (93.5%)
Consumer Discretionary (7.2%)
* DIRECTV	130,361	9,962
L Brands Inc.	156,300	8,873
Walt Disney Co.	89,500	7,166
TJX Cos. Inc.	112,600	6,829
Ross Stores Inc.	55,700	3,985
Carnival Corp.	95,400	3,612
Sony Corp. ADR	162,600	3,109
* Bed Bath & Beyond Inc.	36,900	2,539
Whirlpool Corp.	13,700	2,048
Time Warner Cable Inc.	4,700	645
Macy's Inc.	6,200	368
		49,136
Consumer Staples (0.7%)
CVS Caremark Corp.	28,700	2,148
Costco Wholesale Corp.	18,150	2,027
Kellogg Co.	11,400	715
		4,890
Energy (4.3%)
Transocean Ltd.	215,500	8,909
EOG Resources Inc.	30,200	5,925
Schlumberger Ltd.	58,800	5,733
Noble Energy Inc.	80,500	5,719
Exxon Mobil Corp.	9,800	957
Encana Corp.	32,800	701
* Cameron International Corp.	10,900	673
* Southwestern Energy Co.	14,300	658
		29,275
Financials (5.0%)
Charles Schwab Corp.	449,100	12,274
Marsh & McLennan Cos. Inc.	216,300	10,664
Wells Fargo & Co.	135,600	6,745
Chubb Corp.	40,000	3,572
American Express Co.	7,800	702
		33,957
Health Care (29.8%)
* Biogen Idec Inc.	156,200	47,777
Amgen Inc.	262,271	32,348
Roche Holding AG	94,800	28,512
Eli Lilly & Co.	467,600	27,523
Novartis AG ADR	228,150	19,397
Medtronic Inc.	264,200	16,259
Johnson & Johnson	111,100	10,913
* Boston Scientific Corp.	471,202	6,371
GlaxoSmithKline plc ADR	82,900	4,429
Abbott Laboratories	96,900	3,732
Thermo Fisher Scientific Inc.	28,900	3,475
AbbVie Inc.	44,100	2,267

Sanofi ADR	17,900	936
		203,939
Industrials (13.9%)
FedEx Corp.	195,700	25,942
Southwest Airlines Co.	559,450	13,209
Honeywell International Inc.	98,800	9,165
Caterpillar Inc.	65,900	6,548
Union Pacific Corp.	29,500	5,536
Airbus Group NV	68,600	4,913
Alaska Air Group Inc.	49,800	4,647
CH Robinson Worldwide Inc.	82,200	4,306
Boeing Co.	28,700	3,602
United Parcel Service Inc. Class B	34,950	3,403
Deere & Co.	31,500	2,860
Delta Air Lines Inc.	61,900	2,145
* United Continental Holdings Inc.	42,700	1,906
United Technologies Corp.	16,100	1,881
Pentair Ltd.	20,100	1,595
Rockwell Automation Inc.	12,100	1,507
Canadian Pacific Railway Ltd.	6,700	1,008
Expeditors International of Washington Inc.	15,600	618
Pall Corp.	3,300	295
		95,086
Information Technology (30.0%)
Texas Instruments Inc.	563,200	26,555
Microsoft Corp.	632,000	25,906
* Google Inc. Class A	23,000	25,634
* Adobe Systems Inc.	382,800	25,165
QUALCOMM Inc.	157,300	12,405
Hewlett-Packard Co.	332,150	10,748
Intuit Inc.	123,600	9,607
* Micron Technology Inc.	330,200	7,813
Intel Corp.	291,400	7,521
EMC Corp.	267,000	7,318
Oracle Corp.	162,700	6,656
KLA-Tencor Corp.	73,500	5,082
Visa Inc. Class A	22,900	4,943
NVIDIA Corp.	223,750	4,007
Accenture plc Class A	46,150	3,679
Cisco Systems Inc.	146,200	3,276
Plantronics Inc.	59,450	2,643
NetApp Inc.	68,700	2,535
Symantec Corp.	118,700	2,370
Telefonaktiebolaget LM Ericsson ADR	152,800	2,037
Analog Devices Inc.	35,600	1,892
Corning Inc.	85,950	1,789
* BlackBerry Ltd.	175,900	1,421
Activision Blizzard Inc.	64,800	1,325
SanDisk Corp.	8,100	658
Apple Inc.	1,200	644
MasterCard Inc. Class A	7,000	523
* Entegris Inc.	40,600	492
Applied Materials Inc.	19,600	400
		205,044
Materials (2.6%)
Monsanto Co.	106,600	12,128

Potash Corp. of Saskatchewan Inc.		104,700	3,792
Praxair Inc.		14,800	1,938
EI du Pont de Nemours & Co.		2,200	148
Celanese Corp. Class A		1,000	56
			18,062
Total Common Stocks (Cost $424,595)			639,389
	Coupon
Temporary Cash Investment (6.5%)
Money Market Fund (6.5%)
1 Vanguard Market Liquidity Fund
(Cost $44,620)	0.122%	44,620	44,620
Total Investments (100.0%) (Cost $469,215)			684,009
Other Assets and Liabilities-Net (0.0%)			(319)
Net Assets (100%)			683,690

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Vanguard Capital Growth Portfolio

The following table summarizes the market value of the portfolio's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	605,963	33,426	—
Temporary Cash Investments	44,620	—	—
Total	650,583	33,426	—
1 Represents variation margin on the last day of the reporting period.

D. At March 31, 2014, the cost of investment securities for tax purposes was $469,215,000. Net unrealized appreciation of investment securities for tax purposes was $214,794,000, consisting of unrealized gains of $222,079,000 on securities that had risen in value since their purchase and $7,285,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Value Portfolio

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (95.6%)
Consumer Discretionary (5.1%)
Target Corp.	476,200	28,815
Ford Motor Co.	1,600,200	24,963
Carnival Corp.	130,100	4,926
		58,704
Consumer Staples (11.0%)
Philip Morris International Inc.	439,000	35,941
Imperial Tobacco Group plc ADR	336,000	27,337
Diageo plc ADR	198,100	24,681
Wal-Mart Stores Inc.	282,200	21,568
Altria Group Inc.	441,000	16,507
		126,034
Energy (12.8%)
ConocoPhillips	483,544	34,017
Occidental Petroleum Corp.	320,500	30,541
Phillips 66	367,872	28,348
BP plc ADR	492,500	23,689
Seadrill Ltd.	443,000	15,576
Marathon Petroleum Corp.	174,700	15,206
		147,377
Financials (21.5%)
Wells Fargo & Co.	821,300	40,851
PNC Financial Services Group Inc.	421,172	36,642
JPMorgan Chase & Co.	594,050	36,065
American Express Co.	384,600	34,625
Bank of America Corp.	1,468,346	25,256
Capital One Financial Corp.	324,500	25,038
Citigroup Inc.	367,730	17,504
XL Group plc Class A	501,800	15,681
SLM Corp.	617,100	15,107
		246,769
Health Care (16.8%)
Pfizer Inc.	1,233,814	39,630
Medtronic Inc.	593,600	36,530
Sanofi ADR	633,700	33,130
Johnson & Johnson	324,400	31,866
WellPoint Inc.	293,600	29,228
Merck & Co. Inc.	402,400	22,844
		193,228
Industrials (11.1%)
General Dynamics Corp.	265,400	28,907
Emerson Electric Co.	428,600	28,631
Raytheon Co.	279,800	27,641
Honeywell International Inc.	297,100	27,559
Xylem Inc.	392,300	14,288
		127,026
Information Technology (6.5%)
Microsoft Corp.	834,000	34,186

Intel Corp.		1,106,700	28,564
Oracle Corp.		303,400	12,412
			75,162
Materials (1.2%)
EI du Pont de Nemours & Co.		197,900	13,279

Telecommunication Services (4.2%)
AT&T Inc.		693,527	24,322
Verizon Communications Inc.		506,660	24,102
			48,424
Utilities (5.4%)
Public Service Enterprise Group Inc.		647,900	24,711
CenterPoint Energy Inc.		967,600	22,922
Entergy Corp.		223,500	14,941
			62,574
Total Common Stocks (Cost $882,481)			1,098,577
	Coupon
Temporary Cash Investment (4.4%)
Money Market Fund (4.4%)
1 Vanguard Market Liquidity Fund (Cost $50,701)	0.122%	50,701	50,701
Total Investments (100.0%) (Cost $933,182)			1,149,278
Other Assets and Liabilities-Net (0.0%)			(158)
Net Assets (100%)			1,149,120

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2014, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2014, the cost of investment securities for tax purposes was $933,182,000. Net unrealized appreciation of investment securities for tax purposes was $216,096,000, consisting of unrealized gains of $296,178,000 on securities that had risen in value since their purchase and $80,082,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Vanguard Equity Income Portfolio

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (96.6%)[1]
Consumer Discretionary (5.5%)
Home Depot Inc.	158,900	12,574
McDonald's Corp.	99,896	9,793
WPP plc	323,919	6,693
Thomson Reuters Corp.	137,900	4,716
Mattel Inc.	114,600	4,597
Las Vegas Sands Corp.	37,100	2,997
Wynn Resorts Ltd.	10,100	2,244
GameStop Corp. Class A	44,400	1,825
Cablevision Systems Corp. Class A	101,100	1,705
Best Buy Co. Inc.	63,800	1,685
Ford Motor Co.	50,600	789
Autoliv Inc.	3,900	391
Garmin Ltd.	4,400	243
Sturm Ruger & Co. Inc.	3,200	191
Staples Inc.	7,300	83
		50,526
Consumer Staples (12.2%)
Kraft Foods Group Inc.	272,049	15,262
Wal-Mart Stores Inc.	176,785	13,512
Philip Morris International Inc.	161,273	13,203
Procter & Gamble Co.	141,600	11,413
Unilever NV	224,600	9,236
PepsiCo Inc.	91,500	7,640
Altria Group Inc.	190,180	7,118
Diageo plc ADR	47,500	5,918
Anheuser-Busch InBev NV ADR	48,600	5,118
Kimberly-Clark Corp.	45,260	4,990
Coca-Cola Co.	124,924	4,830
Sysco Corp.	90,100	3,255
British American Tobacco plc	56,711	3,164
General Mills Inc.	44,200	2,290
Walgreen Co.	26,600	1,756
Nu Skin Enterprises Inc. Class A	13,300	1,102
Imperial Tobacco Group plc	25,831	1,045
Kellogg Co.	10,400	652
Dr Pepper Snapple Group Inc.	8,600	468
		111,972
Energy (11.2%)
Exxon Mobil Corp.	329,750	32,210
Chevron Corp.	230,000	27,349
Occidental Petroleum Corp.	120,250	11,459
ConocoPhillips	157,020	11,047
Suncor Energy Inc.	264,500	9,247
Enbridge Inc.	128,900	5,866
Royal Dutch Shell plc Class B	119,957	4,683
Ensco plc Class A	23,300	1,230
		103,091

Financials (16.0%)
Wells Fargo & Co.	721,500	35,887
JPMorgan Chase & Co.	445,200	27,028
Marsh & McLennan Cos. Inc.	370,800	18,280
PNC Financial Services Group Inc.	138,700	12,067
BlackRock Inc.	34,700	10,912
ACE Ltd.	78,100	7,737
M&T Bank Corp.	50,400	6,114
Chubb Corp.	65,060	5,810
US Bancorp	126,800	5,435
Plum Creek Timber Co. Inc.	88,600	3,725
Travelers Cos. Inc.	32,500	2,766
Fifth Third Bancorp	109,200	2,506
Axis Capital Holdings Ltd.	39,300	1,802
PartnerRe Ltd.	17,200	1,780
Waddell & Reed Financial Inc. Class A	17,000	1,252
Protective Life Corp.	22,300	1,173
StanCorp Financial Group Inc.	16,800	1,122
Kemper Corp.	11,800	462
Lazard Ltd. Class A	6,700	316
Fulton Financial Corp.	22,200	279
Aflac Inc.	2,700	170
Flushing Financial Corp.	5,100	107
		146,730
Health Care (12.4%)
Johnson & Johnson	373,986	36,737
Merck & Co. Inc.	438,174	24,875
Pfizer Inc.	632,299	20,309
Roche Holding AG	40,520	12,187
Baxter International Inc.	70,000	5,151
AstraZeneca plc ADR	76,900	4,989
AbbVie Inc.	89,900	4,621
Eli Lilly & Co.	47,820	2,815
Bristol-Myers Squibb Co.	33,960	1,764
Medtronic Inc.	8,100	498
		113,946
Industrials (12.0%)
General Electric Co.	879,952	22,782
United Technologies Corp.	139,000	16,241
Eaton Corp. plc	155,800	11,704
3M Co.	84,640	11,482
United Parcel Service Inc. Class B	98,600	9,602
Lockheed Martin Corp.	35,500	5,795
Illinois Tool Works Inc.	66,200	5,384
Schneider Electric SA	56,653	5,021
Waste Management Inc.	96,200	4,047
General Dynamics Corp.	28,600	3,115
Raytheon Co.	29,600	2,924
Caterpillar Inc.	18,800	1,868
Northrop Grumman Corp.	14,468	1,785
Pitney Bowes Inc.	68,600	1,783
L-3 Communications Holdings Inc.	14,700	1,737
Boeing Co.	13,500	1,694
RR Donnelley & Sons Co.	93,200	1,668
Copa Holdings SA Class A	4,000	581
Emerson Electric Co.	3,100	207

Harsco Corp.	5,600	131
		109,551
Information Technology (12.5%)
Microsoft Corp.	788,300	32,312
Apple Inc.	31,200	16,746
Intel Corp.	606,700	15,659
Cisco Systems Inc.	543,700	12,184
Analog Devices Inc.	207,500	11,027
Symantec Corp.	236,700	4,727
Maxim Integrated Products Inc.	129,400	4,286
Texas Instruments Inc.	66,200	3,121
Applied Materials Inc.	131,400	2,683
Seagate Technology plc	38,400	2,157
Harris Corp.	27,900	2,041
Broadridge Financial Solutions Inc.	48,900	1,816
Lexmark International Inc. Class A	37,000	1,713
Computer Sciences Corp.	27,900	1,697
Linear Technology Corp.	24,300	1,183
Xilinx Inc.	10,900	592
Western Union Co.	29,300	479
		114,423
Materials (3.7%)
Dow Chemical Co.	216,000	10,495
EI du Pont de Nemours & Co.	84,891	5,696
Nucor Corp.	92,000	4,650
Akzo Nobel NV	49,932	4,073
LyondellBasell Industries NV Class A	36,800	3,273
Packaging Corp. of America	28,300	1,992
Avery Dennison Corp.	34,900	1,768
Scotts Miracle-Gro Co. Class A	26,100	1,599
Olin Corp.	25,200	696
International Paper Co.	2,400	110
		34,352
Other (0.8%)
2 Vanguard High Dividend Yield ETF	119,332	7,532

Telecommunication Services (4.0%)
Verizon Communications Inc.	580,917	27,634
AT&T Inc.	244,495	8,575
		36,209
Utilities (6.3%)
National Grid plc	638,378	8,773
Northeast Utilities	147,500	6,711
UGI Corp.	146,900	6,700
Xcel Energy Inc.	201,200	6,109
NextEra Energy Inc.	54,540	5,215
American Electric Power Co. Inc.	51,100	2,589
Edison International	44,500	2,519
Public Service Enterprise Group Inc.	66,000	2,517
Ameren Corp.	51,000	2,101
Entergy Corp.	30,900	2,066
Great Plains Energy Inc.	65,000	1,758
MDU Resources Group Inc.	50,900	1,746
Vectren Corp.	44,300	1,745
Otter Tail Corp.	55,800	1,718
IDACORP Inc.	30,600	1,697

AGL Resources Inc.			30,700	1,503
OGE Energy Corp.			22,300	820
Exelon Corp.			19,900	668
Duke Energy Corp.			6,700	477
Empire District Electric Co.			16,700	406
Dominion Resources Inc.			900	64
				57,902
Total Common Stocks (Cost $702,206)				886,234
	Coupon
Temporary Cash Investments (1.5%)[1]
Money Market Fund (0.5%)
3 Vanguard Market Liquidity Fund	0.122%		4,538,472	4,538

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.8%)
BNP Paribas Securities Corp. Dated 3/31/14,
(Repurchase Value $7,500,000,
collateralized by Government National
Mortgage Assn., 2.500%-6.000%, 5/15/21-
2/20/44, with a value of $7,650,000)	0.080%	4/1/14	7,500	7,500

U.S. Government and Agency Obligations (0.2%)
[4,5] Federal Home Loan Bank Discount Notes	0.125%	5/30/14	1,000	1,000
4 Federal Home Loan Bank Discount Notes	0.065%	6/27/14	500	500
[4,5] Federal Home Loan Bank Discount Notes	0.093%	7/18/14	100	100
				1,600
Total Temporary Cash Investments (Cost $13,638)				13,638
Total Investments (98.1%) (Cost $715,844)				899,872
Other Assets and Liabilities-Net (1.9%)				17,110
Net Assets (100%)				916,982

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.9% and -0.8%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,100,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing

Vanguard Equity Income Portfolio

time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	840,597	45,637	—
Temporary Cash Investments	4,538	9,100	—
Futures Contracts—Assets[1]	243	—	—
Futures Contracts—Liabilities[1]	(45)	—	—
Total	845,333	54,737	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Equity Income Portfolio

E. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2014	163	15,196	147
S&P 500 Index	June 2014	12	5,594	43
				191

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At March 31, 2014, the cost of investment securities for tax purposes was $715,844,000. Net unrealized appreciation of investment securities for tax purposes was $184,028,000, consisting of unrealized gains of $192,006,000 on securities that had risen in value since their purchase and $7,978,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Portfolio

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (96.4%)[1]
Consumer Discretionary (21.9%)
* priceline.com Inc.	9,155	10,912
Home Depot Inc.	100,960	7,989
* Liberty Interactive Corp. Class A	218,800	6,317
L Brands Inc.	81,450	4,624
NIKE Inc. Class B	43,675	3,226
* O'Reilly Automotive Inc.	20,630	3,061
* AutoZone Inc.	5,500	2,954
Twenty-First Century Fox Inc. Class A	91,025	2,910
Walt Disney Co.	36,265	2,904
* Dollar General Corp.	47,275	2,623
Lowe's Cos. Inc.	53,420	2,612
Lennar Corp. Class A	64,095	2,539
DR Horton Inc.	114,960	2,489
Harley-Davidson Inc.	35,025	2,333
Wynn Resorts Ltd.	10,470	2,326
Dunkin' Brands Group Inc.	46,030	2,310
Starwood Hotels & Resorts Worldwide Inc.	28,270	2,250
* Sally Beauty Holdings Inc.	80,300	2,200
BorgWarner Inc.	35,750	2,198
Comcast Corp. Class A	41,945	2,098
* Amazon.com Inc.	5,530	1,861
Ross Stores Inc.	23,305	1,667
* Lululemon Athletica Inc.	31,175	1,640
Wyndham Worldwide Corp.	22,155	1,622
* TripAdvisor Inc.	17,500	1,585
Harman International Industries Inc.	13,810	1,469
* DIRECTV	18,610	1,422
Yum! Brands Inc.	18,850	1,421
PVH Corp.	9,900	1,235
* Michael Kors Holdings Ltd.	12,905	1,204
Starbucks Corp.	14,920	1,095
Ralph Lauren Corp. Class A	6,765	1,089
* Sirius XM Holdings Inc.	312,770	1,001
* Netflix Inc.	2,080	732
* Panera Bread Co. Class A	3,700	653
		90,571
Consumer Staples (6.6%)
Walgreen Co.	104,975	6,932
* Keurig Green Mountain Inc.	49,559	5,233
Mead Johnson Nutrition Co.	35,780	2,975
Mondelez International Inc. Class A	67,965	2,348
CVS Caremark Corp.	30,550	2,287
Colgate-Palmolive Co.	33,950	2,202
* Monster Beverage Corp.	26,340	1,829
Anheuser-Busch InBev NV ADR	17,365	1,829
Diageo plc ADR	9,790	1,220
Whole Foods Market Inc.	11,070	561
		27,416

Energy (4.4%)
EOG Resources Inc.	41,375	8,116
Schlumberger Ltd.	29,120	2,839
Kinder Morgan Inc.	85,584	2,781
Noble Energy Inc.	29,850	2,121
* Continental Resources Inc.	10,755	1,336
* Cobalt International Energy Inc.	48,785	894
		18,087
Financials (7.7%)
Crown Castle International Corp.	92,025	6,789
IntercontinentalExchange Group Inc.	21,600	4,273
Progressive Corp.	149,200	3,614
JPMorgan Chase & Co.	53,680	3,259
CME Group Inc.	40,800	3,020
* Affiliated Managers Group Inc.	14,620	2,925
BlackRock Inc.	7,395	2,325
Citigroup Inc.	48,360	2,302
American Express Co.	19,135	1,723
American Tower Corporation	13,470	1,103
TD Ameritrade Holding Corp.	17,880	607
		31,940
Health Care (13.1%)
Allergan Inc.	80,030	9,932
* Gilead Sciences Inc.	117,190	8,304
* Celgene Corp.	43,875	6,125
Perrigo Co. plc	32,380	5,008
Novo Nordisk A/S ADR	96,750	4,417
Covidien plc	59,515	4,384
* IDEXX Laboratories Inc.	24,950	3,029
* Biogen Idec Inc.	9,720	2,973
Bristol-Myers Squibb Co.	49,115	2,552
Merck & Co. Inc.	29,000	1,646
* Actavis plc	7,650	1,575
* Regeneron Pharmaceuticals Inc.	5,230	1,570
* Intuitive Surgical Inc.	3,320	1,454
* Vertex Pharmaceuticals Inc.	9,790	692
McKesson Corp.	2,095	370
		54,031
Industrials (7.6%)
Union Pacific Corp.	25,250	4,738
Equifax Inc.	64,120	4,362
Precision Castparts Corp.	11,810	2,985
United Technologies Corp.	17,950	2,097
* Stericycle Inc.	17,950	2,040
AMETEK Inc.	37,395	1,925
Nielsen Holdings NV	41,710	1,862
Eaton Corp. plc	23,700	1,780
Safran SA ADR	102,580	1,769
* IHS Inc. Class A	14,555	1,768
* Hertz Global Holdings Inc.	62,710	1,671
TransDigm Group Inc.	7,460	1,382
Kansas City Southern	13,120	1,339
JB Hunt Transport Services Inc.	18,390	1,323
WW Grainger Inc.	1,200	303
		31,344

Information Technology (31.3%)
*	Google Inc. Class A	16,345	18,217
	MasterCard Inc. Class A	192,390	14,372
	Visa Inc. Class A	49,855	10,762
	QUALCOMM Inc.	132,525	10,451
	Microsoft Corp.	187,875	7,701
*	Adobe Systems Inc.	111,615	7,338
	Intuit Inc.	85,335	6,633
*	Cognizant Technology Solutions Corp. Class A	128,060	6,481
*	eBay Inc.	106,125	5,862
	Apple Inc.	9,740	5,228
*	Facebook Inc. Class A	63,660	3,835
*	Teradata Corp.	56,800	2,794
*	Alliance Data Systems Corp.	10,180	2,774
*	VeriSign Inc.	51,056	2,752
	Oracle Corp.	65,270	2,670
*	Red Hat Inc.	46,780	2,478
	Texas Instruments Inc.	48,060	2,266
*	Salesforce.com Inc.	37,855	2,161
*	Gartner Inc.	30,750	2,135
*	Akamai Technologies Inc.	32,660	1,901
*	Equinix Inc.	9,428	1,743
*	VeriFone Systems Inc.	44,775	1,514
*	LinkedIn Corp. Class A	7,810	1,444
*	Yelp Inc. Class A	16,800	1,292
*	Pandora Media Inc.	41,090	1,246
*	ServiceNow Inc.	19,210	1,151
*	Juniper Networks Inc.	43,315	1,116
*	Splunk Inc.	14,923	1,067
			129,384
Materials (3.0%)
	Monsanto Co.	44,985	5,118
	Syngenta AG ADR	34,850	2,641
	Praxair Inc.	16,200	2,122
	Sherwin-Williams Co.	8,605	1,696
	Eagle Materials Inc.	6,960	617
			12,194
Other (0.2%)
2	Vanguard Growth ETF	8,500	794794

Telecommunication Services (0.6%)
*	SBA Communications Corp. Class A	28,260	2,570

Total Common Stocks (Cost $286,161)			398,331

Preferred Stocks (0.1%)
*,3 Cloudera Inc. PFD. (Cost $320)		21,972	320

Temporary Cash Investments (3.9%)[1]
Money Market Fund (3.3%)
4	Vanguard Market Liquidity Fund	0.122%		13,680,367	13,680

				Face
			Maturity	Amount
		Coupon	Date	($000)
Repurchase Agreement (0.0%)
	Bank of America Securities, LLC (Dated
	3/31/2014, Repurchase Value $100,000
	collateralized by Federal National Mortgage
	Assn. 3.500%, 9/1/43 with a value of
	$102,000)	0.080%	4/1/14	100	100

U.S. Government and Agency Obligations (0.6%)
5	Federal Home Loan Bank Discount Notes	0.070%	6/4/14	1,100	1,100
5	Federal Home Loan Bank Discount Notes	0.075%	6/6/14	500	500
[5,6] Federal Home Loan Bank Discount Notes		0.075%	6/24/14	400	400
[5,6] Federal Home Loan Bank Discount Notes		0.090%	7/16/14	100	100
[5,6] Federal Home Loan Bank Discount Notes		0.093%	7/18/14	500	500
					2,600
Total Temporary Cash Investments (Cost $16,380)					16,380
Total Investments (100.4%) (Cost $302,861)					415,031
Other Assets and Liabilities-Net (-0.4%)					(1,849)
Net Assets (100%)					413,182

* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.5% and 0.9%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Restricted security represents 0.1% of net assets
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $700,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields,

Vanguard Growth Portfolio

maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	398,331	—	—
Preferred Stocks	—	—	320
Temporary Cash Investments	13,680	2,700	—
Futures Contracts—Assets[1]	96	—	—
Total	412,107	2,700	320
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Vanguard Growth Portfolio

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	June 2014	27	12,586	79

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At March 31, 2014, the cost of investment securities for tax purposes was $302,861,000. Net unrealized appreciation of investment securities for tax purposes was $112,170,000, consisting of unrealized gains of $115,440,000 on securities that had risen in value since their purchase and $3,270,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Portfolio

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (94.7%)[1]
Australia (1.6%)
Fortescue Metals Group Ltd.	3,754,779	18,383
James Hardie Industries plc	762,900	10,191
Cochlear Ltd.	80,563	4,264
Brambles Ltd.	422,336	3,634
		36,472
Brazil (2.4%)
BM&FBovespa SA	2,492,100	12,356
Itau Unibanco Holding SA ADR	796,207	11,832
Vale SA Class B ADR	619,600	7,714
Vale SA Preference Shares	480,000	5,997
Raia Drogasil SA	636,286	5,505
Petroleo Brasileiro SA Preference Shares	759,000	5,278
Banco do Brasil SA	318,086	3,196
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	55,292	2,420
		54,298
Canada (1.7%)
Toronto-Dominion Bank	385,026	18,051
Suncor Energy Inc.	220,721	7,709
Bank of Nova Scotia	120,000	6,950
Canadian Pacific Railway Ltd.	29,069	4,356
Sherritt International Corp.	365,131	1,275
* Dominion Diamond Corp.	60,600	814
		39,155
Chile (0.3%)
Sociedad Quimica y Minera de Chile SA ADR	235,400	7,472

China (7.8%)
Tencent Holdings Ltd.	932,200	65,068
* Baidu Inc. ADR	355,700	54,201
New Oriental Education & Technology Group Inc. ADR	395,100	11,596
CNOOC Ltd.	6,440,500	9,751
* Youku Tudou Inc. ADR	226,911	6,363
Shandong Weigao Group Medical Polymer Co. Ltd.	4,872,000	5,564
China Overseas Land & Investment Ltd.	1,882,000	4,890
Beijing Enterprises Holdings Ltd.	533,500	4,786
China Construction Bank Corp.	6,415,000	4,503
^ Mindray Medical International Ltd. ADR	132,357	4,283
Yingde Gases Group Co. Ltd.	3,900,000	3,721
Belle International Holdings Ltd.	2,629,000	2,628
*,^ Chaoda Modern Agriculture Holdings Ltd.	1,971,135	158
		177,512
Denmark (2.2%)
Novo Nordisk A/S Class B	619,570	28,210
Novozymes A/S	353,250	15,529
Chr Hansen Holding A/S	163,100	6,473
		50,212

Finland (0.5%)
* Nokia Oyj	1,553,251	11,428

France (6.9%)
L'Oreal SA	172,841	28,516
Kering	118,915	24,246
Schneider Electric SA	225,526	19,988
BNP Paribas SA	144,108	11,111
Essilor International SA	108,863	10,986
Sanofi	94,462	9,871
Publicis Groupe SA	98,000	8,848
Societe Generale SA	142,460	8,769
^ Total SA	123,000	8,097
Airbus Group NV	110,000	7,878
Vallourec SA	137,538	7,462
Safran SA	69,867	4,840
Arkema SA	41,417	4,685
		155,297
Germany (5.7%)
SAP AG	227,811	18,479
HeidelbergCement AG	206,748	17,721
Porsche Automobil Holding SE Preference Shares	153,835	15,815
Adidas AG	129,593	14,013
Volkswagen AG	52,448	13,306
Fresenius Medical Care AG & Co. KGaA	116,000	8,116
Bayerische Motoren Werke AG	56,330	7,118
MTU Aero Engines AG	75,000	6,963
Continental AG	28,144	6,750
Wincor Nixdorf AG	90,000	6,469
GEA Group AG	115,176	5,262
* Aixtron SE	274,000	4,490
SMA Solar Technology AG	79,219	4,205
		128,707
Hong Kong (3.6%)
AIA Group Ltd.	10,116,200	48,114
Jardine Matheson Holdings Ltd.	223,389	14,110
Hong Kong Exchanges and Clearing Ltd.	553,160	8,401
Techtronic Industries Co.	2,063,652	5,762
Hang Lung Properties Ltd.	1,540,000	4,443
		80,830
India (1.5%)
Idea Cellular Ltd.	3,478,210	8,016
Housing Development Finance Corp.	467,200	6,924
Tata Motors Ltd.	1,012,908	6,845
HDFC Bank Ltd.	407,836	5,145
Zee Entertainment Enterprises Ltd.	987,462	4,491
Axis Bank Ltd.	83,312	2,044
		33,465
Indonesia (0.2%)
Bank Mandiri Persero Tbk PT	4,643,000	3,911

Ireland (0.4%)
Kerry Group plc Class A	81,658	6,233
Kerry Group plc Class A (London Shares)	36,842	2,803
		9,036

Israel (0.8%)
* Check Point Software Technologies Ltd.	260,319	17,605

Italy (3.0%)
UniCredit SPA	4,372,714	39,971
* Fiat SPA	2,445,936	28,516
		68,487
Japan (10.2%)
SoftBank Corp.	736,100	55,626
SMC Corp.	142,200	37,503
Rakuten Inc.	2,164,800	28,917
Astellas Pharma Inc.	1,352,500	16,058
Sumitomo Mitsui Financial Group Inc.	361,700	15,504
Suzuki Motor Corp.	372,200	9,704
Toyota Motor Corp.	158,000	8,910
Hitachi Ltd.	1,076,000	7,965
Nissan Motor Co. Ltd.	849,100	7,568
FANUC Corp.	38,800	6,859
MISUMI Group Inc.	214,000	5,930
Sekisui Chemical Co. Ltd.	569,000	5,910
Canon Inc.	158,000	4,904
Sysmex Corp.	150,000	4,782
East Japan Railway Co.	61,100	4,500
^ Gree Inc.	295,400	3,265
SBI Holdings Inc.	270,100	3,255
Kyocera Corp.	38,800	1,749
M3 Inc.	96,600	1,584
		230,493
Luxembourg (0.3%)
Samsonite International SA	2,000,000	6,196

Mexico (0.4%)
Grupo Financiero Banorte SAB de CV	1,407,678	9,470

Netherlands (0.1%)
TNT Express NV	159,861	1,568

Norway (1.6%)
Statoil ASA	574,527	16,210
Schibsted ASA	190,806	11,830
DNB ASA	415,809	7,225
		35,265
Peru (0.7%)
Credicorp Ltd.	121,189	16,714

Portugal (0.2%)
Jeronimo Martins SGPS SA	343,323	5,761

Russia (0.7%)
Magnit OJSC GDR	122,439	6,704
* Mail.ru Group Ltd. GDR	139,000	4,929
Sberbank of Russia ADR	337,020	3,282
		14,915
Singapore (0.4%)
DBS Group Holdings Ltd.	401,766	5,176

Singapore Exchange Ltd.	849,000	4,692
		9,868
South Africa (0.4%)
MTN Group Ltd.	225,000	4,605
Sasol Ltd.	80,000	4,474
		9,079
South Korea (2.4%)
NAVER Corp.	29,269	21,386
Samsung Electronics Co. Ltd.	8,243	10,420
^ Celltrion Inc.	199,240	8,253
Hankook Tire Co. Ltd.	103,000	5,861
Hyundai Motor Co.	19,839	4,691
Shinhan Financial Group Co. Ltd.	64,972	2,875
		53,486
Spain (5.1%)
Inditex SA	269,869	40,488
* Banco Popular Espanol SA	5,094,659	38,524
* Banco Santander SA	2,817,039	26,892
Distribuidora Internacional de Alimentacion SA	1,176,689	10,761
		116,665
Sweden (7.0%)
Atlas Copco AB Class A	1,519,939	43,879
^ Svenska Handelsbanken AB Class A	618,777	31,095
Investment AB Kinnevik	702,248	25,942
Alfa Laval AB	537,369	14,556
Volvo AB Class B	728,035	11,573
Sandvik AB	803,595	11,366
Telefonaktiebolaget LM Ericsson Class B	657,000	8,763
^ Elekta AB Class B	443,669	5,906
Svenska Cellulosa AB SCA Class B	179,584	5,289
		158,369
Switzerland (7.1%)
Syngenta AG	81,348	30,882
Roche Holding AG	88,969	26,759
* Cie Financiere Richemont SA	190,704	18,220
Geberit AG	48,057	15,747
Credit Suisse Group AG	402,774	13,037
ABB Ltd.	417,882	10,794
Novartis AG	117,000	9,934
Zurich Insurance Group AG	28,900	8,876
Nestle SA	113,000	8,505
Holcim Ltd.	86,000	7,128
Swatch Group AG (Bearer)	10,465	6,565
Adecco SA	45,338	3,773
		160,220
Taiwan (0.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	5,125,204	20,165

Thailand (0.6%)
Kasikornbank PCL	1,884,100	10,369
Kasikornbank PCL (Foreign)	680,000	3,892
		14,261
Turkey (0.8%)
Turkiye Garanti Bankasi AS	3,656,363	12,498

BIM Birlesik Magazalar AS	261,780	5,896
18,394
United Kingdom (15.1%)
Prudential plc	1,668,110	35,322
Rolls-Royce Holdings plc	1,767,953	31,649
ARM Holdings plc	1,807,000	30,517
Standard Chartered plc	1,406,197	29,405
Diageo plc	573,289	17,806
Aggreko plc	683,466	17,122
HSBC Holdings plc	1,566,664	15,863
Meggitt plc	1,857,900	14,900
BHP Billiton plc	409,378	12,641
BG Group plc	603,646	11,270
Royal Dutch Shell plc Class A	272,971	9,974
Unilever plc	224,000	9,581
Inchcape plc	882,000	9,507
AZ Electronic Materials SA	1,280,000	8,606
Shire plc	154,571	7,652
Ultra Electronics Holdings plc	250,000	7,465
Carnival plc	193,000	7,374
*	Vodafone Group plc	1,969,387	7,242
British American Tobacco plc	128,655	7,177
G4S plc	1,753,200	7,074
WPP plc	325,548	6,727
Barclays plc	1,719,843	6,693
BT Group plc	920,450	5,854
Burberry Group plc	246,641	5,734
Spectris plc	147,382	5,702
AstraZeneca plc	81,097	5,257
*	Ocado Group plc	456,186	3,504
Centrica plc	636,471	3,502
341,120
United States (2.1%)
*	Amazon.com Inc.	112,894	37,991
MercadoLibre Inc.	88,300	8,398
46,389
Total Common Stocks (Cost $1,634,558)	2,142,285
Preferred Stocks (0.0%)
Zee Entertainment Enterprises Ltd. Pfd. (Cost $240)	18,073,692	215

Coupon
Temporary Cash Investments (7.5%)[1]
Money Market Fund (7.2%)
[2,3] Vanguard Market Liquidity Fund	0.122%	162,988,393	162,988

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.3%)
[4,5] Federal Home Loan Bank Discount Notes	0.056%	4/9/14	800	800
[4,5] Federal Home Loan Bank Discount Notes	0.062%	4/21/14	1,000	1,000
[4,5] Federal Home Loan Bank Discount Notes	0.120%	5/28/14	600	600
[4,5] Federal Home Loan Bank Discount Notes	0.075%	6/24/14	3,000	2,999
4	Federal Home Loan Bank Discount Notes	0.065%	6/27/14	800	800

6 Freddie Mac Discount Notes	0.075%	4/7/14	200	200
				6,399
Total Temporary Cash Investments (Cost $169,388)				169,387
Total Investments (102.2%) (Cost $1,804,186)				2,311,887
Other Assets and Liabilities-Net (-2.2%)[3]				(49,421)
Net Assets (100%)				2,262,466

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $50,420,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.4% and 3.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $52,192,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $4,699,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Vanguard International Portfolio

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks – North and South America	173,499	—	—
Common Stocks - Other	94,049	1,874,737	—
Preferred Stocks	—	215
Temporary Cash Investments	162,988	6,399	—
Futures Contracts—Assets[1]	242	—	—
Forward Currency Contracts—Assets	—	340	—
Forward Currency Contracts—Liabilities	—	(239)	—
Total	430,778	1,881,452	—
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 due to differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the U.S. Securities valued at $32,332,000 on March 31, 2014 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolios performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The portfolio enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The portfolios risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including

Vanguard International Portfolio

bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolios net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short )	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	June 2014	244	26,618	176
Dow Jones EURO STOXX 50 Index	June 2014	618	26,405	796
Topix Index	June 2014	171	19,975	(354)
S&P ASX 200 Index	June 2014	93	11,622	84
				702

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At March 31, 2014 the portfolio had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Morgan Stanly Capital Services
Inc.	06/25/14	GBP	15,860 USD	26,291	133
Morgan Stanly Capital Services
Inc.	06/25/14	EUR	18,580 USD	25,833	(239)
Morgan Stanly Capital Services
Inc.	06/24/14	AUD	12,444 USD	11,275	198
Morgan Stanly Capital Services
Inc.	06/17/14	JPY	2,093,587 USD	20,283	9

Vanguard International Portfolio

101
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At March 31, 2014, the cost of investment securities for tax purposes was $1,804,186,000. Net unrealized appreciation of investment securities for tax purposes was $507,701,000, consisting of unrealized gains of $584,379,000 on securities that had risen in value since their purchase and $76,678,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small Company Growth Portfolio

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (95.4%)[1]
Consumer Discretionary (18.0%)
* Modine Manufacturing Co.	774,350	11,344
Monro Muffler Brake Inc.	196,000	11,148
* Buffalo Wild Wings Inc.	74,000	11,019
* Francesca's Holdings Corp.	523,051	9,488
Brinker International Inc.	174,101	9,132
* Outerwall Inc.	123,780	8,974
* Crocs Inc.	538,400	8,399
Guess? Inc.	294,700	8,134
* Black Diamond Inc.	651,700	7,970
* Imax Corp.	275,300	7,524
* Fiesta Restaurant Group Inc.	164,700	7,509
Oxford Industries Inc.	94,800	7,413
* Grand Canyon Education Inc.	149,900	7,000
* Deckers Outdoor Corp.	83,700	6,673
* iRobot Corp.	156,728	6,434
* Steiner Leisure Ltd.	137,400	6,355
* Gentherm Inc.	180,450	6,265
* Ascena Retail Group Inc.	354,600	6,127
DSW Inc. Class A	160,000	5,738
• Brunswick Corp.	121,700	5,512
* HomeAway Inc.	134,400	5,063
* Five Below Inc.	115,000	4,885
* MarineMax Inc.	303,900	4,616
Hanesbrands Inc.	50,300	3,847
Goodyear Tire & Rubber Co.	134,200	3,507
* Genesco Inc.	44,700	3,333
Sotheby's	70,300	3,062
Domino's Pizza Inc.	38,910	2,995
* Starz	90,000	2,905
Cablevision Systems Corp. Class A	159,500	2,691
* BJ's Restaurants Inc.	82,000	2,682
* Jack in the Box Inc.	43,800	2,582
GNC Holdings Inc. Class A	57,400	2,527
Brown Shoe Co. Inc.	91,600	2,431
* Smith & Wesson Holding Corp.	157,800	2,307
Dillard's Inc. Class A	24,100	2,227
* Tower International Inc.	81,400	2,216
Cracker Barrel Old Country Store Inc.	22,400	2,178
La-Z-Boy Inc.	75,900	2,057
* Rentrak Corp.	33,900	2,044
* Orbitz Worldwide Inc.	242,900	1,904
* Red Robin Gourmet Burgers Inc.	25,700	1,842
Sturm Ruger & Co. Inc.	29,851	1,785
Buckle Inc.	38,200	1,750
Tupperware Brands Corp.	20,727	1,736
* NVR Inc.	1,500	1,721
* Jarden Corp.	27,150	1,624
* Steven Madden Ltd.	43,100	1,551
* Express Inc.	91,900	1,459

*	Hibbett Sports Inc.	26,000	1,375
	Nutrisystem Inc.	85,400	1,287
*	Overstock.com Inc.	61,900	1,219
	Williams-Sonoma Inc.	17,500	1,166
*	Kirkland's Inc.	60,800	1,124
*	Houghton Mifflin Harcourt Co.	46,700	949
	International Game Technology	67,500	949
*	AMC Networks Inc. Class A	12,800	936
*	Liberty Ventures Class A	6,700	873
*	Bloomin' Brands Inc.	34,800	839
	Haverty Furniture Cos. Inc.	27,150	806
*	Lumber Liquidators Holdings Inc.	8,400	788
	Big 5 Sporting Goods Corp.	48,600	780
*	Tenneco Inc.	12,300	714
*	Multimedia Games Holding Co. Inc.	19,400	563
	Polaris Industries Inc.	3,500	489
*	LifeLock Inc.	22,000	376
*	Fossil Group Inc.	2,800	327
*	Visteon Corp.	3,500	310
*	Conn's Inc.	3,553	138
*	Christopher & Banks Corp.	19,600	130
	Destination Maternity Corp.	3,000	82
			249,905
Consumer Staples (3.0%)
	PriceSmart Inc.	68,500	6,914
*	Natural Grocers by Vitamin Cottage Inc.	134,400	5,868
*	Pantry Inc.	329,200	5,050
	Casey's General Stores Inc.	72,400	4,893
	Nu Skin Enterprises Inc. Class A	37,409	3,099
*	Fresh Market Inc.	90,030	3,025
*	Rite Aid Corp.	441,100	2,766
*	Pilgrim's Pride Corp.	128,052	2,679
	Sanderson Farms Inc.	32,400	2,543
	Herbalife Ltd.	41,910	2,400
*	Keurig Green Mountain Inc.	18,200	1,922
*	SUPERVALU Inc.	119,400	817
	Pinnacle Foods Inc.	13,200	394
			42,370
Energy (1.8%)
*	Key Energy Services Inc.	544,400	5,030
	Targa Resources Corp.	29,800	2,958
	SM Energy Co.	40,900	2,916
	RPC Inc.	106,500	2,175
	Western Refining Inc.	55,400	2,138
*	SEACOR Holdings Inc.	23,300	2,014
	Oceaneering International Inc.	23,000	1,653
	Superior Energy Services Inc.	51,909	1,597
*	Matrix Service Co.	31,500	1,064
*	Newpark Resources Inc.	58,100	665
*	Cheniere Energy Inc.	10,500	581
*	Alpha Natural Resources Inc.	127,900	544
	Frank's International NV	20,800	515
*	Dril-Quip Inc.	4,500	504
*,^ James River Coal Co.		412,400	309
*	REX American Resources Corp.	4,800	274

*,^ Quicksilver Resources Inc.		101,300	266
			25,203
Financials (4.9%)
	STAG Industrial Inc.	460,600	11,101
*	Affiliated Managers Group Inc.	48,400	9,682
*	Safeguard Scientifics Inc.	395,076	8,763
	Waddell & Reed Financial Inc. Class A	48,600	3,578
	Cash America International Inc.	66,100	2,559
*	Portfolio Recovery Associates Inc.	43,400	2,511
*	Credit Acceptance Corp.	16,539	2,351
*	Harris & Harris Group Inc.	668,250	2,319
	Hanover Insurance Group Inc.	34,700	2,132
	Universal Insurance Holdings Inc.	155,300	1,972
*	Realogy Holdings Corp.	40,000	1,738
	Omega Healthcare Investors Inc.	50,400	1,689
*	World Acceptance Corp.	20,139	1,512
	Nelnet Inc. Class A	35,658	1,458
	Axis Capital Holdings Ltd.	31,600	1,449
	Lazard Ltd. Class A	28,100	1,323
	Apartment Investment & Management Co. Class A	42,600	1,287
	Corrections Corp. of America	38,600	1,209
	Regency Centers Corp.	23,100	1,180
	Extra Space Storage Inc.	20,400	990
	Geo Group Inc.	28,600	922
	Ryman Hospitality Properties Inc.	18,300	778
	Inland Real Estate Corp.	71,100	750
	Montpelier Re Holdings Ltd.	25,000	744
*	RE/MAX Holdings Inc.	19,100	551
	Sovran Self Storage Inc.	6,900	507
	Rayonier Inc.	10,823	497
*	MGIC Investment Corp.	54,900	468
	GAMCO Investors Inc.	6,008	467
	Federal Realty Investment Trust	2,300	264
	Oritani Financial Corp.	16,600	262
	Evercore Partners Inc. Class A	4,000	221
	HCI Group Inc.	5,100	186
*	Greenlight Capital Re Ltd. Class A	2,600	85
	FelCor Lodging Trust Inc.	9,100	82
			67,587
Health Care (16.2%)
	West Pharmaceutical Services Inc.	408,800	18,008
*	Zeltiq Aesthetics Inc.	862,664	16,917
*	Nektar Therapeutics	978,700	11,862
*	Bruker Corp.	484,600	11,044
*	Alkermes plc	229,600	10,123
*	Cynosure Inc. Class A	261,499	7,662
*	Vascular Solutions Inc.	273,936	7,174
*	Auxilium Pharmaceuticals Inc.	253,270	6,884
*	Exact Sciences Corp.	477,800	6,770
*	Syneron Medical Ltd.	494,210	6,153
*	Bio-Rad Laboratories Inc. Class A	43,244	5,540
*,^ Rockwell Medical Inc.		431,090	5,458
*,^ AcelRx Pharmaceuticals Inc.		450,030	5,405
*	Sucampo Pharmaceuticals Inc. Class A	753,100	5,385
*	PTC Therapeutics Inc.	201,492	5,267
*	ImmunoGen Inc.	299,750	4,475

* Endo Health Solutions Inc.	54,600	3,748
* Cutera Inc.	315,100	3,526
* Durata Therapeutics Inc.	253,279	3,409
* Covance Inc.	32,700	3,398
* Salix Pharmaceuticals Ltd.	32,200	3,336
* Durect Corp.	2,286,150	3,041
* Nanosphere Inc.	1,405,270	3,021
* Seattle Genetics Inc.	63,500	2,893
ResMed Inc.	64,300	2,874
LeMaitre Vascular Inc.	352,986	2,849
* Harvard Bioscience Inc.	595,200	2,821
* Sarepta Therapeutics Inc.	115,840	2,784
* United Therapeutics Corp.	29,500	2,774
* Align Technology Inc.	53,500	2,771
* Isis Pharmaceuticals Inc.	63,500	2,744
Questcor Pharmaceuticals Inc.	41,685	2,707
* Centene Corp.	41,400	2,577
* PAREXEL International Corp.	46,900	2,537
Chemed Corp.	28,300	2,531
* Charles River Laboratories International Inc.	41,400	2,498
* ExamWorks Group Inc.	69,300	2,426
* Quintiles Transnational Holdings Inc.	44,700	2,269
* Luminex Corp.	125,050	2,265
* MedAssets Inc.	78,900	1,950
PDL BioPharma Inc.	229,345	1,906
* AMN Healthcare Services Inc.	135,918	1,867
* Addus HomeCare Corp.	79,200	1,826
* Corvel Corp.	36,000	1,791
* Brookdale Senior Living Inc. Class A	48,900	1,639
* Lannett Co. Inc.	39,900	1,425
* Harvard Apparatus Regenerative Technology Inc.	148,800	1,350
* Alliance HealthCare Services Inc.	38,800	1,301
Invacare Corp.	67,112	1,280
* Providence Service Corp.	41,700	1,179
* Myriad Genetics Inc.	34,400	1,176
* BioCryst Pharmaceuticals Inc.	73,594	779
* AVEO Pharmaceuticals Inc.	498,621	745
* Sagent Pharmaceuticals Inc.	30,400	710
* Insys Therapeutics Inc.	16,134	668
* Prestige Brands Holdings Inc.	24,500	668
* Cytokinetics Inc.	61,700	586
* Halozyme Therapeutics Inc.	38,700	491
Cantel Medical Corp.	11,100	374
* Thoratec Corp.	10,400	372
* DexCom Inc.	8,800	364
* Gentiva Health Services Inc.	39,600	361
HealthSouth Corp.	9,700	348
* Depomed Inc.	15,700	228
* NuPathe Inc. CVR	345,900	208
* MacroGenics Inc.	7,000	195
		225,713
Industrials (14.8%)
* Power Solutions International Inc.	260,869	19,610
Tennant Co.	187,530	12,306
* DXP Enterprises Inc.	111,225	10,559
Kennametal Inc.	225,749	10,001
Douglas Dynamics Inc.	551,714	9,611

	Ceco Environmental Corp.	572,100	9,491
	Kaman Corp.	213,350	8,679
*	RBC Bearings Inc.	124,400	7,924
	Mobile Mini Inc.	155,000	6,721
	Celadon Group Inc.	268,800	6,462
*	Genesee & Wyoming Inc. Class A	50,530	4,918
*	Taser International Inc.	245,889	4,497
*,^ Titan Machinery Inc.		277,100	4,342
	John Bean Technologies Corp.	132,851	4,105
*	51job Inc. ADR	53,001	3,776
	Alaska Air Group Inc.	39,714	3,706
	Exponent Inc.	45,448	3,411
*	United Rentals Inc.	35,500	3,370
	Lincoln Electric Holdings Inc.	46,000	3,313
	Huntington Ingalls Industries Inc.	32,100	3,283
*	Advisory Board Co.	50,800	3,264
	Manitowoc Co. Inc.	102,200	3,214
	IDEX Corp.	43,100	3,142
*	Spirit Airlines Inc.	51,400	3,053
	Lennox International Inc.	33,500	3,046
*	WABCO Holdings Inc.	26,200	2,766
	Cintas Corp.	43,000	2,563
	ITT Corp.	59,800	2,557
	Deluxe Corp.	48,416	2,540
	Pitney Bowes Inc.	97,300	2,529
	Crane Co.	34,700	2,469
	Copa Holdings SA Class A	16,500	2,396
	EnerSys Inc.	33,700	2,335
	RR Donnelley & Sons Co.	130,300	2,332
	AO Smith Corp.	47,500	2,186
*	USG Corp.	63,900	2,091
	Mueller Water Products Inc. Class A	218,100	2,072
*	II-VI Inc.	130,000	2,006
*	AECOM Technology Corp.	58,000	1,866
*	Spirit AeroSystems Holdings Inc. Class A	64,000	1,804
	Hyster-Yale Materials Handling Inc.	17,900	1,745
	Generac Holdings Inc.	24,500	1,445
*	MRC Global Inc.	50,900	1,372
	Fortune Brands Home & Security Inc.	31,400	1,321
	Robert Half International Inc.	29,700	1,246
	Dun & Bradstreet Corp.	11,900	1,182
*	PGT Inc.	102,200	1,176
	Steelcase Inc. Class A	54,571	906
*	B/E Aerospace Inc.	10,100	877
	Barrett Business Services Inc.	13,700	816
	Harsco Corp.	29,700	696
*	Swift Transportation Co.	27,400	678
	AMERCO	2,900	673
	Altra Industrial Motion Corp.	17,600	628
	Comfort Systems USA Inc.	24,600	375
*	American Woodmark Corp.	10,700	360
*	Nortek Inc.	1,331	109
			205,921
Information Technology (32.2%)
*	Euronet Worldwide Inc.	341,210	14,191
*	SPS Commerce Inc.	199,264	12,245
*	Ubiquiti Networks Inc.	262,100	11,918

*	PTC Inc.	319,350	11,315
*	Finisar Corp.	409,700	10,861
*	Perficient Inc.	597,900	10,834
*	Aspen Technology Inc.	250,100	10,594
*	LivePerson Inc.	843,017	10,175
*	Super Micro Computer Inc.	582,919	10,125
*	Constant Contact Inc.	410,784	10,048
	Monotype Imaging Holdings Inc.	329,340	9,926
*	Qualys Inc.	380,400	9,674
*	RADWARE Ltd.	522,800	9,243
*	ATMI Inc.	246,400	8,380
*	Riverbed Technology Inc.	414,800	8,176
*	Ruckus Wireless Inc.	650,200	7,906
*	Proofpoint Inc.	203,400	7,542
*	InvenSense Inc.	317,300	7,511
*	Teradyne Inc.	375,630	7,471
*	TiVo Inc.	556,460	7,362
*	ShoreTel Inc.	854,200	7,346
*	Pandora Media Inc.	239,325	7,256
*	E2open Inc.	301,200	7,099
*	PROS Holdings Inc.	222,000	6,995
*	Virtusa Corp.	207,337	6,948
*	Infoblox Inc.	346,200	6,945
*	CoStar Group Inc.	36,680	6,850
*	Qlik Technologies Inc.	233,800	6,217
*	Gigamon Inc.	200,400	6,090
*	RealD Inc.	535,672	5,983
*	Mellanox Technologies Ltd.	152,000	5,948
*	Ultimate Software Group Inc.	41,600	5,699
*	Red Hat Inc.	105,900	5,611
*	Silicon Laboratories Inc.	106,500	5,565
*	Entropic Communications Inc.	1,335,030	5,460
*	Inphi Corp.	316,400	5,091
*	Global Cash Access Holdings Inc.	718,600	4,930
*	Cadence Design Systems Inc.	306,000	4,755
	FEI Co.	45,730	4,711
*	Aruba Networks Inc.	246,700	4,626
*	Ceva Inc.	240,000	4,214
*	ChannelAdvisor Corp.	107,287	4,049
*	OSI Systems Inc.	66,510	3,981
*	Liquidity Services Inc.	151,600	3,949
*	Monolithic Power Systems Inc.	98,000	3,799
*	Acxiom Corp.	104,500	3,594
*	Aerohive Networks Inc.	336,000	3,545
*,^ IPG Photonics Corp.		49,700	3,533
*	BroadSoft Inc.	129,700	3,467
*	Gartner Inc.	49,668	3,449
	Broadridge Financial Solutions Inc.	82,800	3,075
*	EPAM Systems Inc.	92,000	3,027
*	Textura Corp.	119,824	3,021
*	Rudolph Technologies Inc.	257,500	2,938
	Jack Henry & Associates Inc.	51,800	2,888
*	Pericom Semiconductor Corp.	344,199	2,695
*	Advanced Micro Devices Inc.	670,275	2,688
*	Take-Two Interactive Software Inc.	121,200	2,658
*	Manhattan Associates Inc.	75,016	2,628
*	Freescale Semiconductor Ltd.	105,600	2,578

	DST Systems Inc.	26,800	2,540
	Anixter International Inc.	24,895	2,527
	MAXIMUS Inc.	56,240	2,523
*	ARRIS Group Inc.	87,900	2,477
*	Tyler Technologies Inc.	29,600	2,477
	Booz Allen Hamilton Holding Corp. Class A	110,381	2,428
*,^ SunPower Corp. Class A		70,800	2,284
	CDW Corp.	82,400	2,261
*	Vantiv Inc. Class A	74,700	2,257
*	Ciena Corp.	96,900	2,204
*	Stratasys Ltd.	20,501	2,175
	Heartland Payment Systems Inc.	51,800	2,147
*	Zebra Technologies Corp.	30,200	2,096
*	CommVault Systems Inc.	31,200	2,026
*	ON Semiconductor Corp.	214,500	2,016
*	Unisys Corp.	63,800	1,943
*	Electronics For Imaging Inc.	44,400	1,923
*	Applied Micro Circuits Corp.	192,600	1,907
	Advent Software Inc.	62,900	1,847
*	Microsemi Corp.	71,700	1,795
*	CACI International Inc. Class A	22,300	1,646
*	Benefitfocus Inc.	30,696	1,442
	Mentor Graphics Corp.	62,740	1,382
*	VeriFone Systems Inc.	40,770	1,379
	Blackbaud Inc.	42,400	1,327
	Intersil Corp. Class A	102,500	1,324
*	Allot Communications Ltd.	97,900	1,318
	Tessco Technologies Inc.	35,200	1,315
	Pegasystems Inc.	33,000	1,166
*	Interactive Intelligence Group Inc.	15,800	1,146
*	Blackhawk Network Holdings Inc.	44,000	1,073
*	Progress Software Corp.	49,100	1,070
*	TeleTech Holdings Inc.	42,100	1,032
*	Glu Mobile Inc.	187,200	887
*	Sapient Corp.	51,600	880
*	iGATE Corp.	21,800	688
*	Synaptics Inc.	10,100	606
	Daktronics Inc.	37,600	541
*	AVG Technologies NV	20,400	428
*	Cirrus Logic Inc.	20,400	405
*	Ultra Clean Holdings Inc.	27,000	355
*	CommScope Holding Co. Inc.	11,000	272
*	OmniVision Technologies Inc.	14,600	258
*	Genpact Ltd.	8,800	153
	LSI Corp.	11,300	125
			447,469
Materials (3.2%)
	Schweitzer-Mauduit International Inc.	161,186	6,865
	OM Group Inc.	186,800	6,205
	Packaging Corp. of America	51,700	3,638
	Sealed Air Corp.	102,100	3,356
	Ball Corp.	56,900	3,119
	Rock-Tenn Co. Class A	27,800	2,935
*	Owens-Illinois Inc.	81,000	2,740
	Westlake Chemical Corp.	39,400	2,607
	Avery Dennison Corp.	44,300	2,245
*	Graphic Packaging Holding Co.	216,000	2,195

*	Ferro Corp.	137,400	1,877
NewMarket Corp.	4,207	1,644
Scotts Miracle-Gro Co. Class A	25,500	1,563
Valspar Corp.	18,900	1,363
*	Berry Plastics Group Inc.	50,000	1,157
International Flavors & Fragrances Inc.	8,100	775
*	WR Grace & Co.	7,500	744
45,028
Other (0.9%)
2	Vanguard Small-Cap Growth ETF	104,300	12,957

Telecommunication Services (0.3%)
Inteliquent Inc.	134,800	1,959
Atlantic Tele-Network Inc.	19,200	1,266
*	FairPoint Communications Inc.	38,400	522
IDT Corp. Class B	29,500	491
NTELOS Holdings Corp.	32,200	435
4,673
Utilities (0.1%)
Otter Tail Corp.	39,100	1,204

Total Common Stocks (Cost $1,062,304)	1,328,030
Coupon
Temporary Cash Investments (5.7%)[1]
Money Market Fund (5.6%)
[3,4] Vanguard Market Liquidity Fund	0.122%	77,790,147	77,790

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Fannie Mae Discount Notes	0.060%	6/2/14	100	100
[6,7] Federal Home Loan Bank Discount Notes	0.062%	4/21/14	1,300	1,300
[6,7] Federal Home Loan Bank Discount Notes	0.077%	6/13/14	100	100
[6,7] Federal Home Loan Bank Discount Notes	0.090%	7/16/14	200	200
[6,7] Federal Home Loan Bank Discount Notes	0.093%	7/18/14	100	100
1,800
Total Temporary Cash Investments (Cost $79,590)	79,590
Total Investments (101.1%) (Cost $1,141,894)	1,407,620
Other Assets and Liabilities-Net (-1.1%)[4]	(15,844)
Net Assets (100%)	1,391,776

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,380,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.2% and 2.9%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $6,481,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $1,800,000 have been segregated as initial margin for open futures contracts.

7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,327,822	—	208
Temporary Cash Investments	77,790	1,800	—
Futures Contracts—Assets[1]	780	—	—
Total	1,406,392	1,800	208
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Vanguard Small Company Growth Portfolio

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2014	332	38,861	(445)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2014, the cost of investment securities for tax purposes was $1,141,894,000. Net unrealized appreciation of investment securities for tax purposes was $265,726,000, consisting of unrealized gains of $319,951,000 on securities that had risen in value since their purchase and $54,225,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Conservative Allocation Portfolio

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Funds (28.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	863,664	26,670
Vanguard Extended Market Index Fund Investor Shares	104,153	6,712
		33,382
International Stock Fund (12.1%)
Vanguard Total International Stock Index Fund Investor Shares	860,942	14,429

U.S. Bond Fund (48.0%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	4,913,671	57,097

International Bond Fund (11.7%)
Vanguard Total International Bond Index Fund Investor Shares	1,376,690	13,891

Total Investment Companies (Cost $116,012)		118,799
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.122% (Cost $109)	109,119	109

Total Investments (99.9%) (Cost $116,121)		118,908
Other Assets and Liabilities-Net (0.1%)		92
Net Assets (100%)		119,000

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2014, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2014, the cost of investment securities for tax purposes was $116,121,000. Net unrealized appreciation of investment securities for tax purposes was $2,787,000, consisting of unrealized gains of $5,739,000 on securities that had risen in value since their purchase and $2,952,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Index Portfolio

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (12.0%)
Walt Disney Co.	309,935	24,817
* Amazon.com Inc.	70,722	23,799
Comcast Corp. Class A	469,545	23,487
Home Depot Inc.	268,011	21,208
McDonald's Corp.	188,291	18,458
* priceline.com Inc.	9,929	11,834
Twenty-First Century Fox Inc. Class A	369,330	11,808
Ford Motor Co.	750,581	11,709
Time Warner Inc.	169,851	11,096
Starbucks Corp.	143,901	10,559
NIKE Inc. Class B	141,339	10,439
Lowe's Cos. Inc.	199,101	9,736
General Motors Co.	248,127	8,541
TJX Cos. Inc.	135,425	8,214
Target Corp.	120,404	7,286
Time Warner Cable Inc.	52,793	7,242
* DIRECTV	90,102	6,886
CBS Corp. Class B	105,017	6,490
Viacom Inc. Class B	75,826	6,444
Yum! Brands Inc.	84,445	6,366
Johnson Controls Inc.	126,325	5,978
VF Corp.	67,140	4,155
Macy's Inc.	70,023	4,152
* Netflix Inc.	11,383	4,007
Delphi Automotive plc	53,219	3,611
Omnicom Group Inc.	49,215	3,573
* Discovery Communications Inc. Class A	42,218	3,491
* AutoZone Inc.	6,413	3,444
Wynn Resorts Ltd.	15,365	3,413
* Chipotle Mexican Grill Inc. Class A	5,906	3,355
* Michael Kors Holdings Ltd.	34,159	3,186
Carnival Corp.	83,425	3,158
* Dollar General Corp.	56,088	3,112
* O'Reilly Automotive Inc.	20,127	2,987
Ross Stores Inc.	40,876	2,925
Starwood Hotels & Resorts Worldwide Inc.	36,547	2,909
* Bed Bath & Beyond Inc.	40,408	2,780
Harley-Davidson Inc.	41,736	2,780
BorgWarner Inc.	43,450	2,671
L Brands Inc.	46,489	2,639
Coach Inc.	52,961	2,630
Mattel Inc.	64,858	2,601
Genuine Parts Co.	29,118	2,529
Marriott International Inc. Class A	42,404	2,376
Whirlpool Corp.	14,825	2,216
Kohl's Corp.	38,471	2,185
* Dollar Tree Inc.	39,728	2,073
Gap Inc.	50,009	2,003
* CarMax Inc.	42,187	1,974

PVH Corp.	15,405	1,922
* TripAdvisor Inc.	20,917	1,895
Tractor Supply Co.	26,346	1,861
Tiffany & Co.	21,007	1,810
Ralph Lauren Corp. Class A	11,232	1,808
Wyndham Worldwide Corp.	24,576	1,800
Nordstrom Inc.	26,946	1,683
* News Corp. Class A	94,023	1,619
Newell Rubbermaid Inc.	53,035	1,586
* Mohawk Industries Inc.	11,658	1,585
Scripps Networks Interactive Inc. Class A	20,671	1,569
H&R Block Inc.	51,618	1,558
Staples Inc.	124,751	1,415
Expedia Inc.	19,417	1,408
Interpublic Group of Cos. Inc.	80,767	1,384
Harman International Industries Inc.	12,952	1,378
Best Buy Co. Inc.	51,591	1,363
PetSmart Inc.	19,587	1,349
Lennar Corp. Class A	33,145	1,313
Garmin Ltd.	23,515	1,299
Comcast Corp.	26,563	1,295
Darden Restaurants Inc.	24,649	1,251
PulteGroup Inc.	65,125	1,250
Hasbro Inc.	22,290	1,240
Goodyear Tire & Rubber Co.	46,584	1,217
Gannett Co. Inc.	42,932	1,185
DR Horton Inc.	53,627	1,161
* Fossil Group Inc.	9,059	1,056
Family Dollar Stores Inc.	18,172	1,054
GameStop Corp. Class A	22,009	905
Leggett & Platt Inc.	26,844	876
* Urban Outfitters Inc.	20,809	759
Cablevision Systems Corp. Class A	40,623	685
International Game Technology	47,843	673
* AutoNation Inc.	12,081	643
Graham Holdings Co. Class B	832	586
		382,773
Consumer Staples (9.6%)
Procter & Gamble Co.	515,924	41,584
Coca-Cola Co.	720,987	27,873
Philip Morris International Inc.	301,600	24,692
PepsiCo Inc.	289,700	24,190
Wal-Mart Stores Inc.	307,929	23,535
CVS Caremark Corp.	224,961	16,841
Altria Group Inc.	379,275	14,196
Mondelez International Inc. Class A	323,655	11,182
Walgreen Co.	166,435	10,990
Colgate-Palmolive Co.	166,072	10,773
Costco Wholesale Corp.	83,772	9,356
Kimberly-Clark Corp.	72,112	7,950
Kraft Foods Group Inc.	113,520	6,368
General Mills Inc.	118,814	6,157
Archer-Daniels-Midland Co.	124,912	5,420
Kroger Co.	98,419	4,296
Sysco Corp.	111,408	4,025
Lorillard Inc.	68,849	3,723
Whole Foods Market Inc.	70,740	3,587

Estee Lauder Cos. Inc. Class A	48,368	3,235
Mead Johnson Nutrition Co.	38,481	3,199
Reynolds American Inc.	59,203	3,163
Kellogg Co.	49,018	3,074
Hershey Co.	28,590	2,985
Brown-Forman Corp. Class B	30,875	2,769
* Constellation Brands Inc. Class A	31,905	2,711
Beam Inc.	31,551	2,628
* Keurig Green Mountain Inc.	24,578	2,595
ConAgra Foods Inc.	79,671	2,472
Tyson Foods Inc. Class A	51,232	2,255
Coca-Cola Enterprises Inc.	45,565	2,176
Clorox Co.	24,587	2,164
Dr Pepper Snapple Group Inc.	37,842	2,061
JM Smucker Co.	19,795	1,925
* Monster Beverage Corp.	25,922	1,800
McCormick & Co. Inc.	24,865	1,784
Molson Coors Brewing Co. Class B	29,860	1,758
Safeway Inc.	43,592	1,610
Campbell Soup Co.	33,916	1,522
Hormel Foods Corp.	25,360	1,250
Avon Products Inc.	81,936	1,200
		307,074
Energy (10.1%)
Exxon Mobil Corp.	821,927	80,286
Chevron Corp.	363,261	43,195
Schlumberger Ltd.	248,705	24,249
ConocoPhillips	233,387	16,419
Occidental Petroleum Corp.	151,245	14,412
EOG Resources Inc.	52,041	10,209
Halliburton Co.	161,970	9,538
Phillips 66	111,740	8,611
Anadarko Petroleum Corp.	95,909	8,129
National Oilwell Varco Inc.	81,622	6,356
Apache Corp.	75,089	6,229
Baker Hughes Inc.	83,185	5,409
Valero Energy Corp.	101,335	5,381
Williams Cos. Inc.	130,431	5,293
Pioneer Natural Resources Co.	27,267	5,103
Devon Energy Corp.	72,923	4,881
Marathon Petroleum Corp.	56,052	4,879
Noble Energy Inc.	68,586	4,872
Marathon Oil Corp.	132,383	4,702
Spectra Energy Corp.	127,233	4,700
Hess Corp.	51,986	4,308
Kinder Morgan Inc.	127,927	4,156
* Southwestern Energy Co.	67,175	3,091
EQT Corp.	28,757	2,788
Cabot Oil & Gas Corp.	80,424	2,725
Transocean Ltd.	64,658	2,673
Range Resources Corp.	31,081	2,579
* Cameron International Corp.	41,057	2,536
Chesapeake Energy Corp.	96,543	2,473
ONEOK Inc.	39,612	2,347
* FMC Technologies Inc.	44,610	2,333
Ensco plc Class A	44,129	2,329
Helmerich & Payne Inc.	20,528	2,208

Murphy Oil Corp.	33,137	2,083
CONSOL Energy Inc.	43,206	1,726
Noble Corp. plc	47,789	1,564
Tesoro Corp.	24,963	1,263
Nabors Industries Ltd.	49,031	1,208
Denbury Resources Inc.	69,103	1,133
QEP Resources Inc.	33,800	995
Peabody Energy Corp.	50,785	830
* Newfield Exploration Co.	26,238	823
* Rowan Cos. plc Class A	23,358	787
Diamond Offshore Drilling Inc.	12,976	633
		322,444
Financials (16.3%)
Wells Fargo & Co.	910,960	45,311
JPMorgan Chase & Co.	720,332	43,731
* Berkshire Hathaway Inc. Class B	310,963	38,861
Bank of America Corp.	2,010,546	34,581
Citigroup Inc.	577,827	27,505
American Express Co.	173,890	15,655
US Bancorp	346,382	14,846
American International Group Inc.	278,260	13,916
Goldman Sachs Group Inc.	80,156	13,134
MetLife Inc.	213,868	11,292
Simon Property Group Inc.	59,818	9,810
PNC Financial Services Group Inc.	101,696	8,848
Capital One Financial Corp.	108,828	8,397
Morgan Stanley	267,016	8,323
Bank of New York Mellon Corp.	215,968	7,621
BlackRock Inc.	23,908	7,519
Prudential Financial Inc.	88,265	7,472
ACE Ltd.	63,993	6,339
American Tower Corporation	74,940	6,135
Charles Schwab Corp.	222,461	6,080
State Street Corp.	82,100	5,710
Travelers Cos. Inc.	66,951	5,698
Aflac Inc.	86,664	5,463
BB&T Corp.	135,295	5,435
Discover Financial Services	89,543	5,210
Marsh & McLennan Cos. Inc.	104,271	5,141
Allstate Corp.	85,084	4,814
Aon plc	57,086	4,811
Crown Castle International Corp.	63,429	4,680
Public Storage	27,499	4,633
CME Group Inc.	59,935	4,436
IntercontinentalExchange Group Inc.	21,844	4,321
Chubb Corp.	46,673	4,168
Franklin Resources Inc.	76,724	4,157
T. Rowe Price Group Inc.	49,639	4,088
SunTrust Banks Inc.	101,731	4,048
Ameriprise Financial Inc.	36,227	3,987
McGraw Hill Financial Inc.	51,645	3,940
* Berkshire Hathaway Inc. Class A	21	3,934
Prologis Inc.	95,121	3,884
Fifth Third Bancorp	162,014	3,718
Equity Residential	64,004	3,712
Ventas Inc.	56,097	3,398
HCP Inc.	86,831	3,368

Boston Properties Inc.	29,087	3,331
Health Care REIT Inc.	55,231	3,292
Weyerhaeuser Co.	111,255	3,265
Vornado Realty Trust	33,094	3,262
Invesco Ltd.	82,354	3,047
AvalonBay Communities Inc.	23,120	3,036
M&T Bank Corp.	25,001	3,033
Regions Financial Corp.	270,153	3,001
Hartford Financial Services Group Inc.	84,464	2,979
Host Hotels & Resorts Inc.	144,118	2,917
Moody's Corp.	35,740	2,835
Northern Trust Corp.	42,347	2,776
Loews Corp.	58,327	2,569
Lincoln National Corp.	50,250	2,546
Progressive Corp.	104,279	2,526
KeyCorp	169,382	2,412
Principal Financial Group Inc.	52,364	2,408
General Growth Properties Inc.	99,182	2,182
SLM Corp.	82,335	2,016
Comerica Inc.	34,428	1,783
Unum Group	49,323	1,742
Kimco Realty Corp.	77,222	1,690
* Genworth Financial Inc. Class A	94,489	1,675
XL Group plc Class A	53,343	1,667
Leucadia National Corp.	59,114	1,655
Macerich Co.	26,477	1,650
Huntington Bancshares Inc.	158,245	1,578
* CBRE Group Inc. Class A	52,516	1,440
Plum Creek Timber Co. Inc.	33,369	1,403
Cincinnati Financial Corp.	28,115	1,368
Torchmark Corp.	16,756	1,319
* E*TRADE Financial Corp.	54,251	1,249
Zions Bancorporation	34,795	1,078
Legg Mason Inc.	20,324	997
People's United Financial Inc.	59,826	890
Assurant Inc.	13,587	883
Hudson City Bancorp Inc.	89,604	881
Apartment Investment & Management Co. Class A	27,533	832
NASDAQ OMX Group Inc.	22,117	817
		522,160
Health Care (13.3%)
Johnson & Johnson	538,050	52,853
Pfizer Inc.	1,214,370	39,006
Merck & Co. Inc.	559,461	31,761
* Gilead Sciences Inc.	292,738	20,743
Amgen Inc.	143,746	17,730
Bristol-Myers Squibb Co.	312,896	16,255
AbbVie Inc.	302,330	15,540
UnitedHealth Group Inc.	188,200	15,430
* Biogen Idec Inc.	44,988	13,760
Medtronic Inc.	190,492	11,723
Abbott Laboratories	293,230	11,292
* Express Scripts Holding Co.	147,610	11,084
Eli Lilly & Co.	187,309	11,025
* Celgene Corp.	77,240	10,783
Thermo Fisher Scientific Inc.	74,539	8,963
McKesson Corp.	43,844	7,741

Baxter International Inc.	103,393	7,608
Allergan Inc.	56,825	7,052
* Actavis plc	33,141	6,822
Covidien plc	85,686	6,312
* Alexion Pharmaceuticals Inc.	37,743	5,742
WellPoint Inc.	53,658	5,342
Aetna Inc.	68,986	5,172
Stryker Corp.	56,088	4,569
Cardinal Health Inc.	65,269	4,567
* Regeneron Pharmaceuticals Inc.	15,003	4,505
Cigna Corp.	52,209	4,371
Becton Dickinson and Co.	36,639	4,290
* Forest Laboratories Inc.	45,468	4,195
Perrigo Co. plc	25,454	3,937
Agilent Technologies Inc.	63,531	3,553
St. Jude Medical Inc.	53,979	3,530
* Mylan Inc.	71,032	3,468
* Boston Scientific Corp.	252,162	3,409
Humana Inc.	29,214	3,293
* Vertex Pharmaceuticals Inc.	44,885	3,174
* Intuitive Surgical Inc.	7,242	3,172
* Cerner Corp.	56,176	3,160
Zimmer Holdings Inc.	32,108	3,037
AmerisourceBergen Corp. Class A	43,806	2,873
Zoetis Inc.	95,271	2,757
* DaVita HealthCare Partners Inc.	33,704	2,320
CR Bard Inc.	14,864	2,200
* Waters Corp.	16,307	1,768
* Varian Medical Systems Inc.	19,972	1,677
* Laboratory Corp. of America Holdings	16,432	1,614
* CareFusion Corp.	39,775	1,600
Quest Diagnostics Inc.	27,380	1,586
* Edwards Lifesciences Corp.	20,561	1,525
* Hospira Inc.	31,317	1,354
DENTSPLY International Inc.	27,304	1,257
PerkinElmer Inc.	21,156	953
* Tenet Healthcare Corp.	18,894	809
Patterson Cos. Inc.	15,700	656
		424,918
Industrials (10.6%)
General Electric Co.	1,908,316	49,406
United Technologies Corp.	160,138	18,711
Boeing Co.	130,056	16,321
Union Pacific Corp.	86,583	16,248
3M Co.	119,737	16,244
Honeywell International Inc.	149,323	13,851
United Parcel Service Inc. Class B	135,195	13,165
Caterpillar Inc.	121,433	12,067
Emerson Electric Co.	133,510	8,918
Danaher Corp.	114,392	8,579
Lockheed Martin Corp.	51,446	8,398
FedEx Corp.	52,755	6,993
Precision Castparts Corp.	27,660	6,991
Eaton Corp. plc	90,477	6,797
General Dynamics Corp.	61,832	6,735
Deere & Co.	70,291	6,382
Illinois Tool Works Inc.	74,410	6,052

Raytheon Co.	59,810	5,909
Norfolk Southern Corp.	58,961	5,729
Delta Air Lines Inc.	161,432	5,594
CSX Corp.	192,449	5,575
Northrop Grumman Corp.	41,147	5,077
Cummins Inc.	33,084	4,929
PACCAR Inc.	67,230	4,534
Tyco International Ltd.	87,535	3,712
Waste Management Inc.	82,435	3,468
Parker Hannifin Corp.	28,412	3,401
Rockwell Automation Inc.	26,456	3,295
Southwest Airlines Co.	133,689	3,156
Pentair Ltd.	37,474	2,973
WW Grainger Inc.	11,670	2,949
Ingersoll-Rand plc	49,179	2,815
Dover Corp.	32,154	2,629
Fastenal Co.	52,168	2,573
Roper Industries Inc.	18,957	2,531
Stanley Black & Decker Inc.	29,627	2,407
AMETEK Inc.	46,704	2,405
Nielsen Holdings NV	53,745	2,399
Fluor Corp.	30,776	2,392
Kansas City Southern	21,057	2,149
Textron Inc.	53,790	2,113
Flowserve Corp.	26,344	2,064
Rockwell Collins Inc.	25,861	2,060
L-3 Communications Holdings Inc.	16,281	1,924
Pall Corp.	20,912	1,871
* Stericycle Inc.	16,112	1,831
Republic Services Inc. Class A	51,002	1,742
Equifax Inc.	23,320	1,586
* Jacobs Engineering Group Inc.	24,872	1,579
Expeditors International of Washington Inc.	38,758	1,536
* Quanta Services Inc.	41,494	1,531
CH Robinson Worldwide Inc.	28,582	1,497
Masco Corp.	67,355	1,496
Xylem Inc.	35,248	1,284
Snap-on Inc.	10,936	1,241
Cintas Corp.	19,350	1,153
Robert Half International Inc.	26,539	1,113
Joy Global Inc.	19,045	1,105
ADT Corp.	34,478	1,033
Pitney Bowes Inc.	38,158	992
Iron Mountain Inc.	32,604	899
Allegion plc	16,793	876
Ryder System Inc.	10,083	806
Dun & Bradstreet Corp.	7,167	712
		338,503
Information Technology (18.5%)
Apple Inc.	169,707	91,089
* Google Inc. Class A	53,692	59,840
Microsoft Corp.	1,436,644	58,888
International Business Machines Corp.	186,252	35,852
Oracle Corp.	658,977	26,959
QUALCOMM Inc.	321,763	25,374
Intel Corp.	946,189	24,421
Cisco Systems Inc.	980,243	21,967

Visa Inc. Class A	96,362	20,801
* Facebook Inc. Class A	325,129	19,586
MasterCard Inc. Class A	194,150	14,503
* eBay Inc.	221,774	12,251
Hewlett-Packard Co.	360,640	11,670
EMC Corp.	385,454	10,565
Texas Instruments Inc.	206,269	9,726
Accenture plc Class A	121,265	9,667
Automatic Data Processing Inc.	91,733	7,087
* Yahoo! Inc.	178,979	6,425
* Salesforce.com Inc.	106,820	6,098
* Cognizant Technology Solutions Corp. Class A	115,644	5,853
* Adobe Systems Inc.	88,179	5,797
Corning Inc.	264,888	5,515
* Micron Technology Inc.	201,899	4,777
Applied Materials Inc.	230,504	4,707
TE Connectivity Ltd.	77,979	4,695
Intuit Inc.	54,159	4,210
Western Digital Corp.	39,995	3,672
Seagate Technology plc	62,650	3,518
SanDisk Corp.	43,041	3,495
Broadcom Corp. Class A	105,068	3,308
Analog Devices Inc.	59,203	3,146
Fidelity National Information Services Inc.	54,974	2,938
Amphenol Corp. Class A	30,150	2,763
* Fiserv Inc.	48,730	2,763
Motorola Solutions Inc.	42,939	2,761
* Alliance Data Systems Corp.	10,129	2,760
Xilinx Inc.	50,676	2,750
Symantec Corp.	131,452	2,625
Paychex Inc.	61,399	2,616
* Juniper Networks Inc.	95,371	2,457
Xerox Corp.	211,917	2,395
NetApp Inc.	62,973	2,324
KLA-Tencor Corp.	31,793	2,198
Altera Corp.	60,579	2,195
Linear Technology Corp.	44,897	2,186
* Autodesk Inc.	43,271	2,128
* Citrix Systems Inc.	35,196	2,021
* Akamai Technologies Inc.	33,752	1,965
CA Inc.	61,347	1,900
* Red Hat Inc.	35,768	1,895
NVIDIA Corp.	105,406	1,888
Microchip Technology Inc.	38,007	1,815
Western Union Co.	104,299	1,706
* Electronic Arts Inc.	58,360	1,693
Computer Sciences Corp.	27,714	1,686
* Lam Research Corp.	30,625	1,684
* F5 Networks Inc.	14,306	1,525
* Teradata Corp.	30,808	1,515
Harris Corp.	20,459	1,497
* VeriSign Inc.	24,250	1,307
LSI Corp.	106,327	1,177
FLIR Systems Inc.	26,663	960
Total System Services Inc.	31,548	959
* First Solar Inc.	13,625	951

Jabil Circuit Inc.	36,161	651
		592,116
Materials (3.5%)
EI du Pont de Nemours & Co.	176,512	11,844
Monsanto Co.	99,780	11,352
Dow Chemical Co.	231,448	11,246
Praxair Inc.	55,834	7,313
LyondellBasell Industries NV Class A	82,096	7,302
Freeport-McMoRan Copper & Gold Inc.	197,690	6,538
Ecolab Inc.	51,475	5,559
PPG Industries Inc.	26,283	5,085
Air Products & Chemicals Inc.	40,135	4,778
International Paper Co.	83,806	3,845
Sherwin-Williams Co.	16,313	3,216
Mosaic Co.	64,243	3,212
Nucor Corp.	60,560	3,061
CF Industries Holdings Inc.	10,553	2,750
Alcoa Inc.	205,179	2,641
Eastman Chemical Co.	28,906	2,492
Newmont Mining Corp.	93,981	2,203
Sigma-Aldrich Corp.	22,815	2,130
FMC Corp.	25,094	1,921
Vulcan Materials Co.	24,877	1,653
Ball Corp.	27,172	1,489
International Flavors & Fragrances Inc.	15,342	1,468
Airgas Inc.	12,779	1,361
MeadWestvaco Corp.	33,578	1,264
Sealed Air Corp.	37,396	1,229
* Owens-Illinois Inc.	31,069	1,051
Avery Dennison Corp.	18,128	918
Allegheny Technologies Inc.	20,273	764
Bemis Co. Inc.	19,321	758
United States Steel Corp.	27,070	747
Cliffs Natural Resources Inc.	28,736	588
		111,778
Telecommunication Services (2.4%)
Verizon Communications Inc.	787,908	37,481
AT&T Inc.	990,681	34,743
CenturyLink Inc.	109,974	3,611
Frontier Communications Corp.	188,402	1,074
Windstream Holdings Inc.	112,358	926
		77,835
Utilities (3.0%)
Duke Energy Corp.	134,512	9,580
NextEra Energy Inc.	82,889	7,926
Dominion Resources Inc.	110,668	7,856
Southern Co.	168,992	7,425
Exelon Corp.	162,723	5,461
American Electric Power Co. Inc.	92,563	4,689
Sempra Energy	43,211	4,181
PPL Corp.	120,069	3,979
PG&E Corp.	87,125	3,764
Public Service Enterprise Group Inc.	96,187	3,669
Edison International	62,013	3,511
Consolidated Edison Inc.	55,767	2,992
Xcel Energy Inc.	94,840	2,879

Northeast Utilities			60,034	2,732
FirstEnergy Corp.			79,802	2,716
DTE Energy Co.			33,748	2,507
Entergy Corp.			33,993	2,272
NiSource Inc.			59,951	2,130
Wisconsin Energy Corp.			42,776	1,991
NRG Energy Inc.			61,874	1,968
CenterPoint Energy Inc.			80,889	1,916
Ameren Corp.			45,811	1,887
AES Corp.			125,770	1,796
CMS Energy Corp.			50,860	1,489
SCANA Corp.			26,551	1,363
Pinnacle West Capital Corp.			20,757	1,135
AGL Resources Inc.			22,404	1,097
Pepco Holdings Inc.			47,176	966
Integrys Energy Group Inc.			15,022	896
TECO Energy Inc.			38,249	656
				97,429
Total Common Stocks (Cost $2,420,582)				3,177,030
	Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
2 Vanguard Market Liquidity Fund	0.122%		21,589,618	21,590

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
3 Federal Home Loan Bank Discount Notes	0.060%	5/7/14	200	200
[3,4] Federal Home Loan Bank Discount Notes	0.075%	5/21/14	400	400
[3,4] Federal Home Loan Bank Discount Notes	0.074%	6/18/14	100	100
[3,4] Federal Home Loan Bank Discount Notes	0.075%	6/24/14	500	500
				1,200
Total Temporary Cash Investments (Cost $22,790)				22,790
Total Investments (100.0%) (Cost $2,443,372)				3,199,820
Other Assets and Liabilities-Net (0.0%)				(506)
Net Assets (100%)				3,199,314

* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $1,000,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Vanguard Equity Index Portfolio

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,177,030	—	—
Temporary Cash Investments	21,590	1,200	—
Futures Contracts—Assets[1]	155	—	—
Total	3,198,775	1,200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Vanguard Equity Index Portfolio

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	June 2014	35	16,315	105
E-mini S&P 500 Index	June 2014	58	5,408	24
				129

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2014, the cost of investment securities for tax purposes was $2,443,372,000. Net unrealized appreciation of investment securities for tax purposes was $756,448,000, consisting of unrealized gains of $945,040,000 on securities that had risen in value since their purchase and $188,592,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Portfolio

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)[1]
Basic Materials (4.5%)
CF Industries Holdings Inc.	22,666	5,908
Alcoa Inc.	440,364	5,668
Eastman Chemical Co.	56,037	4,831
Sigma-Aldrich Corp.	48,694	4,547
FMC Corp.	54,312	4,158
CONSOL Energy Inc.	93,650	3,741
Celanese Corp. Class A	64,091	3,558
International Flavors & Fragrances Inc.	33,233	3,179
Ashland Inc.	31,798	3,163
* WR Grace & Co.	29,867	2,962
Airgas Inc.	27,177	2,895
Albemarle Corp.	32,464	2,156
Reliance Steel & Aluminum Co.	30,056	2,124
Avery Dennison Corp.	39,154	1,984
Huntsman Corp.	78,795	1,924
Peabody Energy Corp.	110,473	1,805
Westlake Chemical Corp.	16,302	1,079
		55,682
Consumer Goods (13.8%)
Delphi Automotive plc	124,961	8,480
Harley-Davidson Inc.	89,745	5,978
BorgWarner Inc.	93,008	5,717
Beam Inc.	67,467	5,620
Mattel Inc.	138,986	5,575
* Constellation Brands Inc. Class A	64,621	5,491
ConAgra Foods Inc.	171,814	5,331
Genuine Parts Co.	59,552	5,172
Tyson Foods Inc. Class A	110,277	4,853
Whirlpool Corp.	31,597	4,722
Clorox Co.	52,976	4,662
Bunge Ltd.	57,220	4,550
* Keurig Green Mountain Inc.	42,547	4,493
Coca-Cola Enterprises Inc.	93,386	4,460
Dr Pepper Snapple Group Inc.	80,566	4,388
* Monster Beverage Corp.	61,326	4,259
PVH Corp.	33,347	4,161
Ralph Lauren Corp. Class A	24,387	3,925
JM Smucker Co.	40,274	3,916
Church & Dwight Co. Inc.	55,951	3,865
* TRW Automotive Holdings Corp.	47,158	3,849
* Under Armour Inc. Class A	33,260	3,813
Polaris Industries Inc.	26,806	3,745
Leucadia National Corp.	126,425	3,540
* Electronic Arts Inc.	120,129	3,485
Molson Coors Brewing Co. Class B	58,774	3,459
* Mohawk Industries Inc.	25,269	3,436
Newell Rubbermaid Inc.	113,757	3,401
McCormick & Co. Inc.	46,210	3,315

* Jarden Corp.	51,510	3,082
* LKQ Corp.	110,755	2,918
Lear Corp.	32,981	2,761
PulteGroup Inc.	140,123	2,689
Hasbro Inc.	48,170	2,679
Hormel Foods Corp.	53,917	2,657
* WABCO Holdings Inc.	25,012	2,640
Lennar Corp. Class A	66,148	2,621
Avon Products Inc.	177,250	2,595
Energizer Holdings Inc.	25,576	2,577
DR Horton Inc.	118,909	2,574
* Lululemon Athletica Inc.	42,286	2,224
* Fossil Group Inc.	17,656	2,059
* NVR Inc.	1,643	1,885
Herbalife Ltd.	30,907	1,770
Nu Skin Enterprises Inc. Class A	10,988	910
Coty Inc. Class A	28,252	423
Lennar Corp. Class B	4,820	157
		170,882
Consumer Services (14.1%)
* Chipotle Mexican Grill Inc. Class A	12,675	7,200
* United Continental Holdings Inc.	151,561	6,764
Southwest Airlines Co.	286,487	6,764
AmerisourceBergen Corp. Class A	93,509	6,133
* O'Reilly Automotive Inc.	41,219	6,116
Ross Stores Inc.	83,344	5,963
Nielsen Holdings NV	131,599	5,873
L Brands Inc.	100,815	5,723
* Discovery Communications Inc. Class A	60,029	4,964
* Hertz Global Holdings Inc.	183,478	4,888
Macy's Inc.	74,446	4,414
Marriott International Inc. Class A	78,188	4,380
* CarMax Inc.	91,199	4,268
* Dollar Tree Inc.	80,693	4,211
* TripAdvisor Inc.	44,908	4,068
Tractor Supply Co.	56,669	4,003
* Charter Communications Inc. Class A	32,453	3,998
* MGM Resorts International	150,307	3,887
Wyndham Worldwide Corp.	52,345	3,833
Tiffany & Co.	44,482	3,832
Advance Auto Parts Inc.	29,794	3,769
Nordstrom Inc.	58,609	3,660
* Dollar General Corp.	65,421	3,630
Safeway Inc.	93,964	3,471
Signet Jewelers Ltd.	32,713	3,463
* News Corp. Class A	199,553	3,436
H&R Block Inc.	111,935	3,379
* IHS Inc. Class A	26,359	3,203
Staples Inc.	265,629	3,012
Best Buy Co. Inc.	113,009	2,985
Interpublic Group of Cos. Inc.	173,150	2,968
Royal Caribbean Cruises Ltd.	54,258	2,960
Expedia Inc.	40,419	2,930
PetSmart Inc.	42,265	2,912
Darden Restaurants Inc.	53,636	2,723
Williams-Sonoma Inc.	36,536	2,435
* Ulta Salon Cosmetics & Fragrance Inc.	24,954	2,432

	Scripps Networks Interactive Inc. Class A	31,987	2,428
*	Discovery Communications Inc.	31,162	2,401
	Family Dollar Stores Inc.	39,554	2,295
	FactSet Research Systems Inc.	16,555	1,785
*	Urban Outfitters Inc.	44,984	1,641
*	AutoNation Inc.	29,171	1,553
*	Sprouts Farmers Market Inc.	36,216	1,305
*	Norwegian Cruise Line Holdings Ltd.	37,596	1,213
	Burger King Worldwide Inc.	43,016	1,142
*	Hyatt Hotels Corp. Class A	16,924	911
*	Groupon Inc. Class A	97,057	761
	Dun & Bradstreet Corp.	7,568	752
	International Game Technology	50,120	705
*,^ Sears Holdings Corp.		11,269	538
	ARAMARK Holdings Corp.	13,975	404
	Extended Stay America Inc.	12,326	281
*	zulily Inc. Class A	5,382	270
			175,035
Financials (17.1%)
	Health Care REIT Inc.	118,711	7,075
	Moody's Corp.	87,287	6,924
	AvalonBay Communities Inc.	50,177	6,589
	Regions Financial Corp.	580,036	6,444
	Hartford Financial Services Group Inc.	182,367	6,432
	M&T Bank Corp.	48,153	5,841
	Principal Financial Group Inc.	120,756	5,554
	Lincoln National Corp.	107,746	5,460
	KeyCorp	363,432	5,175
	American Realty Capital Properties Inc.	313,128	4,390
*	Affiliated Managers Group Inc.	21,676	4,336
	SLM Corp.	175,223	4,290
	Annaly Capital Management Inc.	385,395	4,228
	CIT Group Inc.	79,726	3,908
	SL Green Realty Corp.	38,765	3,901
	Comerica Inc.	74,287	3,848
	Unum Group	105,885	3,739
	Realty Income Corp.	89,707	3,665
	Western Union Co.	223,709	3,660
*	Genworth Financial Inc. Class A	202,206	3,585
	Macerich Co.	57,471	3,582
	XL Group plc Class A	112,585	3,518
	Kimco Realty Corp.	158,977	3,478
	Huntington Bancshares Inc.	342,772	3,417
	Equifax Inc.	49,735	3,384
	Fidelity National Financial Inc. Class A	107,233	3,371
*	Markel Corp.	5,433	3,239
*	CBRE Group Inc. Class A	115,211	3,160
	Federal Realty Investment Trust	27,258	3,127
	American Capital Agency Corp.	145,243	3,121
	Cincinnati Financial Corp.	63,478	3,089
	Plum Creek Timber Co. Inc.	72,318	3,040
*	Arch Capital Group Ltd.	51,980	2,991
	First Republic Bank	53,939	2,912
	Willis Group Holdings plc	65,854	2,906
	Raymond James Financial Inc.	51,772	2,896
	Torchmark Corp.	36,202	2,849
	Digital Realty Trust Inc.	52,480	2,786

New York Community Bancorp Inc.	171,565	2,757
Essex Property Trust Inc.	15,713	2,672
UDR Inc.	102,708	2,653
* Realogy Holdings Corp.	59,691	2,594
Rayonier Inc.	51,707	2,374
Everest Re Group Ltd.	15,420	2,360
Zions Bancorporation	75,593	2,342
Reinsurance Group of America Inc. Class A	28,867	2,299
Camden Property Trust	33,119	2,230
Lazard Ltd. Class A	47,353	2,230
Jones Lang LaSalle Inc.	18,218	2,159
Legg Mason Inc.	43,766	2,146
Alexandria Real Estate Equities Inc.	29,166	2,116
SEI Investments Co.	62,148	2,089
PartnerRe Ltd.	20,016	2,072
ING US Inc.	57,091	2,071
* MSCI Inc. Class A	47,563	2,046
Hudson City Bancorp Inc.	194,396	1,911
Axis Capital Holdings Ltd.	41,142	1,886
People's United Financial Inc.	126,817	1,886
* Ocwen Financial Corp.	46,820	1,834
LPL Financial Holdings Inc.	34,837	1,830
NASDAQ OMX Group Inc.	48,306	1,784
WR Berkley Corp.	42,121	1,753
* Alleghany Corp.	3,241	1,320
Assurant Inc.	14,664	953
* Santander Consumer USA Holdings Inc.	35,538	856
Brixmor Property Group Inc.	18,527	395
		211,528
Health Care (8.5%)
* Mylan Inc.	151,987	7,421
* Boston Scientific Corp.	540,440	7,307
* Vertex Pharmaceuticals Inc.	96,142	6,799
* DaVita HealthCare Partners Inc.	82,705	5,694
CR Bard Inc.	31,633	4,681
* Forest Laboratories Inc.	49,810	4,596
* Henry Schein Inc.	34,888	4,165
* BioMarin Pharmaceutical Inc.	59,254	4,042
Perrigo Co. plc	25,913	4,008
* Endo Health Solutions Inc.	58,002	3,982
* Illumina Inc.	26,149	3,887
* Waters Corp.	33,067	3,585
* Varian Medical Systems Inc.	42,325	3,555
* CareFusion Corp.	85,065	3,421
* Laboratory Corp. of America Holdings	34,785	3,416
Quest Diagnostics Inc.	58,951	3,414
* Incyte Corp. Ltd.	60,838	3,256
* Edwards Lifesciences Corp.	43,819	3,250
Universal Health Services Inc. Class B	37,226	3,055
* Hospira Inc.	67,960	2,939
DENTSPLY International Inc.	57,967	2,669
ResMed Inc.	57,858	2,586
* IDEXX Laboratories Inc.	21,080	2,559
* Pharmacyclics Inc.	24,455	2,451
* Hologic Inc.	95,274	2,048
* Jazz Pharmaceuticals plc	11,227	1,557
* Intercept Pharmaceuticals Inc.	4,335	1,430

Patterson Cos. Inc.	33,908	1,416
* Quintiles Transnational Holdings Inc.	26,486	1,345
* Envision Healthcare Holdings Inc.	29,387	994
		105,528
Industrials (17.1%)
Sherwin-Williams Co.	34,733	6,847
WW Grainger Inc.	25,301	6,393
Pentair Ltd.	80,556	6,391
Amphenol Corp. Class A	64,629	5,923
* Fiserv Inc.	103,944	5,893
Fidelity National Information Services Inc.	106,901	5,714
* Alliance Data Systems Corp.	20,614	5,616
Roper Industries Inc.	40,623	5,424
Fastenal Co.	108,917	5,372
AMETEK Inc.	100,015	5,150
Kansas City Southern	44,981	4,591
Flowserve Corp.	56,132	4,397
Rockwell Collins Inc.	55,090	4,389
* Trimble Navigation Ltd.	106,072	4,123
Textron Inc.	102,684	4,034
Pall Corp.	44,816	4,010
* Stericycle Inc.	34,748	3,948
Chicago Bridge & Iron Co. NV	43,869	3,823
* B/E Aerospace Inc.	42,961	3,729
L-3 Communications Holdings Inc.	31,522	3,724
* Verisk Analytics Inc. Class A	61,369	3,680
TransDigm Group Inc.	19,331	3,580
Vulcan Materials Co.	53,340	3,544
* FleetCor Technologies Inc.	28,576	3,289
Towers Watson & Co. Class A	28,819	3,287
Expeditors International of Washington Inc.	82,853	3,284
* Jacobs Engineering Group Inc.	51,238	3,254
Masco Corp.	145,494	3,231
* Quanta Services Inc.	87,132	3,215
CH Robinson Worldwide Inc.	60,570	3,173
Ball Corp.	57,398	3,146
Rock-Tenn Co. Class A	29,256	3,089
* Mettler-Toledo International Inc.	12,006	2,830
Xylem Inc.	75,540	2,751
JB Hunt Transport Services Inc.	38,242	2,750
MeadWestvaco Corp.	71,197	2,680
Sealed Air Corp.	80,157	2,635
Avnet Inc.	56,483	2,628
Xerox Corp.	229,820	2,597
Manpowergroup Inc.	32,413	2,555
Hubbell Inc. Class B	21,250	2,547
Fluor Corp.	32,731	2,544
* Crown Holdings Inc.	56,569	2,531
MDU Resources Group Inc.	73,509	2,522
Donaldson Co. Inc.	59,295	2,514
* Arrow Electronics Inc.	40,884	2,427
Martin Marietta Materials Inc.	18,846	2,419
* Sensata Technologies Holding NV	56,184	2,396
Joy Global Inc.	40,900	2,372
Cintas Corp.	39,221	2,338
ADT Corp.	74,927	2,244
Robert Half International Inc.	53,345	2,238

	FLIR Systems Inc.	57,667	2,076
	Timken Co.	34,163	2,008
	Iron Mountain Inc.	70,189	1,935
	AGCO Corp.	34,431	1,899
	Owens Corning	43,484	1,877
*	United Rentals Inc.	19,065	1,810
	SPX Corp.	16,523	1,624
	KBR Inc.	60,324	1,609
	Wabtec Corp.	18,554	1,438
	Fortune Brands Home & Security Inc.	33,723	1,419
	Allison Transmission Holdings Inc.	43,756	1,310
*	Colfax Corp.	16,174	1,154
*	Owens-Illinois Inc.	33,599	1,137
	Jabil Circuit Inc.	37,722	679
	National Instruments Corp.	20,510	588
			212,344
Oil & Gas (6.9%)
	Cabot Oil & Gas Corp.	172,251	5,836
	EQT Corp.	58,931	5,715
	Range Resources Corp.	63,527	5,271
*	Concho Resources Inc.	42,885	5,253
*	Cheniere Energy Inc.	87,424	4,839
	Helmerich & Payne Inc.	41,679	4,483
	Murphy Oil Corp.	70,978	4,462
	Cimarex Energy Co.	35,547	4,234
	HollyFrontier Corp.	81,305	3,868
	Core Laboratories NV	18,247	3,621
	Noble Corp. plc	103,745	3,397
*	Whiting Petroleum Corp.	48,493	3,365
	Oceaneering International Inc.	44,114	3,170
	OGE Energy Corp.	81,203	2,985
	Nabors Industries Ltd.	115,031	2,835
	Tesoro Corp.	53,847	2,724
*	Weatherford International Ltd.	141,670	2,459
	Energen Corp.	29,655	2,396
	Denbury Resources Inc.	145,348	2,384
*	Cobalt International Energy Inc.	126,025	2,309
	SM Energy Co.	27,287	1,945
	QEP Resources Inc.	65,880	1,939
*	Dresser-Rand Group Inc.	31,057	1,814
*	Rowan Cos. plc Class A	50,860	1,713
^	Diamond Offshore Drilling Inc.	28,334	1,382
*	Antero Resources Corp.	16,067	1,006
			85,405
Technology (11.8%)
	Western Digital Corp.	91,603	8,411
	SanDisk Corp.	91,988	7,469
	Seagate Technology plc	127,413	7,156
*	Cerner Corp.	126,263	7,102
	Avago Technologies Ltd. Class A	91,816	5,914
	Xilinx Inc.	108,967	5,914
	KLA-Tencor Corp.	68,038	4,704
	Linear Technology Corp.	96,375	4,693
*	Autodesk Inc.	92,527	4,550
*	Red Hat Inc.	77,394	4,100
*	Akamai Technologies Inc.	69,270	4,032

	NVIDIA Corp.	220,300	3,946
	Maxim Integrated Products Inc.	115,167	3,814
*	Catamaran Corp.	84,269	3,772
*	Equinix Inc.	20,168	3,728
	Microchip Technology Inc.	77,255	3,690
*	Lam Research Corp.	66,288	3,646
	Computer Sciences Corp.	59,379	3,611
*	F5 Networks Inc.	30,834	3,288
*	Teradata Corp.	65,066	3,201
	Harris Corp.	43,526	3,184
*	Workday Inc. Class A	34,452	3,150
*	VeriSign Inc.	54,590	2,943
*	ServiceNow Inc.	48,886	2,929
*	ANSYS Inc.	37,684	2,902
*	Skyworks Solutions Inc.	77,253	2,899
*	Cree Inc.	49,743	2,813
	Garmin Ltd.	47,876	2,646
	Marvell Technology Group Ltd.	160,698	2,531
	LSI Corp.	227,956	2,523
*	Juniper Networks Inc.	97,339	2,507
*	Gartner Inc.	35,607	2,473
*	Splunk Inc.	34,571	2,471
*	Synopsys Inc.	63,037	2,421
*,^ 3D Systems Corp.		40,103	2,372
*	Nuance Communications Inc.	103,291	1,774
*	Rackspace Hosting Inc.	46,195	1,516
*	NetSuite Inc.	13,928	1,321
*	FireEye Inc.	17,514	1,078
*	Informatica Corp.	22,304	843
*	MICROS Systems Inc.	15,379	814
*	TIBCO Software Inc.	31,232	635
*	Premier Inc. Class A	13,110	432
			145,918
Telecommunications (0.9%)
*	SBA Communications Corp. Class A	52,401	4,766
	Frontier Communications Corp.	408,109	2,326
	Windstream Holdings Inc.	243,617	2,008
*	Level 3 Communications Inc.	35,893	1,405
			10,505
Utilities (5.3%)
	Northeast Utilities	128,707	5,856
	DTE Energy Co.	72,320	5,373
	ONEOK Inc.	84,781	5,023
	NiSource Inc.	128,249	4,557
	Wisconsin Energy Corp.	92,339	4,298
	NRG Energy Inc.	132,656	4,218
	CenterPoint Energy Inc.	175,254	4,152
	Ameren Corp.	99,100	4,083
	AES Corp.	266,302	3,803
*	Calpine Corp.	164,067	3,431
	American Water Works Co. Inc.	73,046	3,316
	CMS Energy Corp.	109,105	3,195
	SCANA Corp.	51,957	2,666
	Alliant Energy Corp.	45,373	2,578
	Pinnacle West Capital Corp.	45,069	2,463
	National Fuel Gas Co.	32,424	2,271

Pepco Holdings Inc.			102,421	2,098
Integrys Energy Group Inc.			32,583	1,943
TECO Energy Inc.			44,304	760
				66,084
Total Common Stocks (Cost $939,427)				1,238,911
	Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.122%		4,182,165	4,182

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 Federal Home Loan Bank Discount Notes	0.080%	6/6/14	100	100
[4,5] Federal Home Loan Bank Discount Notes	0.075%	6/24/14	500	500
				600
Total Temporary Cash Investments (Cost $4,782)				4,782
Total Investments (100.4%) (Cost $944,209)				1,243,693
Other Assets and Liabilities-Net (-0.4%)[3]				(4,785)
Net Assets (100%)				1,238,908

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,019,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.1% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,033,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Vanguard Mid-Cap Index Portfolio

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,238,911	—	—
Temporary Cash Investments	4,182	600	—
Futures Contracts—Assets[1]	19	—	—
Total	1,243,112	600	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard Mid-Cap Index Portfolio

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P 500 Index	June 2014	2	932	1
E-mini S&P MidCap 400 Index	June 2014	6	825	3
				4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2014, the cost of investment securities for tax purposes was $944,209,000. Net unrealized appreciation of investment securities for tax purposes was $299,484,000, consisting of unrealized gains of $328,964,000 on securities that had risen in value since their purchase and $29,480,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Moderate Allocation Portfolio

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (99.5%)
U.S. Stock Funds (41.6%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	1,577,680	48,719
Vanguard Extended Market Index Fund Investor Shares	185,667	11,964
		60,683
International Stock Fund (18.2%)
Vanguard Total International Stock Index Fund Investor Shares	1,585,939	26,581

U.S. Bond Fund (31.9%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	3,995,964	46,433

International Bond Fund (7.8%)
Vanguard Total International Bond Index Fund Investor Shares	1,125,684	11,358

Total Investment Companies (Cost $135,331)		145,055
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
1 Vanguard Market Liquidity Fund, 0.122% (Cost $676)	675,829	676

Total Investments (100.0%) (Cost $136,007)		145,731
Other Assets and Liabilities-Net (0.0%)		(7)
Net Assets (100%)		145,724

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2014, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2014, the cost of investment securities for tax purposes was $136,007,000. Net unrealized appreciation of investment securities for tax purposes was $9,724,000, consisting of unrealized gains of $11,942,000 on securities that had risen in value since their purchase and $2,218,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Portfolio

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Real Estate Investment Trusts (99.9%)
Diversified REITs (10.8%)
Vornado Realty Trust	227,832	22,455
American Realty Capital Properties Inc.	1,009,921	14,159
Duke Realty Corp.	440,905	7,442
Liberty Property Trust	198,437	7,334
WP Carey Inc.	120,744	7,253
Spirit Realty Capital Inc.	476,206	5,229
Lexington Realty Trust	277,818	3,031
Cousins Properties Inc.	243,901	2,798
PS Business Parks Inc.	27,075	2,264
Washington REIT	89,995	2,149
American Assets Trust Inc.	46,455	1,567
Investors Real Estate Trust	141,431	1,270
Select Income REIT	40,363	1,222
First Potomac Realty Trust	79,269	1,024
RAIT Financial Trust	110,009	934
Winthrop Realty Trust	44,335	514
Whitestone REIT	29,676	429
One Liberty Properties Inc.	16,917	361
		81,435
Industrial REITs (5.1%)
Prologis Inc.	674,893	27,556
DCT Industrial Trust Inc.	429,085	3,381
First Industrial Realty Trust Inc.	141,224	2,728
EastGroup Properties Inc.	41,451	2,608
STAG Industrial Inc.	59,692	1,439
Monmouth Real Estate Investment Corp. Class A	52,980	505
		38,217
Office REITs (13.4%)
Boston Properties Inc.	206,938	23,701
SL Green Realty Corp.	124,878	12,565
Digital Realty Trust Inc.	173,878	9,230
Alexandria Real Estate Equities Inc.	96,931	7,033
Kilroy Realty Corp.	111,065	6,506
BioMed Realty Trust Inc.	259,984	5,327
Douglas Emmett Inc.	183,182	4,972
Highwoods Properties Inc.	121,709	4,675
CommonWealth REIT	160,084	4,210
Piedmont Office Realty Trust Inc. Class A	218,121	3,741
Corporate Office Properties Trust	118,251	3,150
Brandywine Realty Trust	211,822	3,063
Mack-Cali Realty Corp.	113,206	2,354
DuPont Fabros Technology Inc.	87,548	2,107
Government Properties Income Trust	73,891	1,862
Hudson Pacific Properties Inc.	76,950	1,775
Parkway Properties Inc.	92,396	1,686
Franklin Street Properties Corp.	121,763	1,534
CoreSite Realty Corp.	28,913	896

CyrusOne Inc.	26,691	556
		100,943
Residential REITs (16.1%)
Equity Residential	463,385	26,872
AvalonBay Communities Inc.	166,407	21,853
UDR Inc.	339,368	8,766
Essex Property Trust Inc.	51,503	8,758
Camden Property Trust	115,456	7,775
Mid-America Apartment Communities Inc.	101,226	6,911
BRE Properties Inc.	104,468	6,559
Apartment Investment & Management Co. Class A	197,539	5,970
American Campus Communities Inc.	141,837	5,298
Home Properties Inc.	77,081	4,634
Equity Lifestyle Properties Inc.	107,058	4,352
Post Properties Inc.	73,429	3,605
Sun Communities Inc.	54,567	2,460
Education Realty Trust Inc.	155,060	1,530
* Starwood Waypoint Residential Trust	51,725	1,489
Associated Estates Realty Corp.	77,656	1,315
American Homes 4 Rent Class A	74,949	1,252
Silver Bay Realty Trust Corp.	49,860	774
Campus Crest Communities Inc.	87,225	757
* American Residential Properties Inc.	41,342	743
		121,673
Retail REITs (25.6%)
Simon Property Group Inc.	420,003	68,880
General Growth Properties Inc.	739,865	16,277
Realty Income Corp.	297,232	12,145
Kimco Realty Corp.	554,409	12,130
Macerich Co.	190,240	11,858
Federal Realty Investment Trust	88,053	10,101
DDR Corp.	413,268	6,811
Regency Centers Corp.	124,872	6,376
Taubman Centers Inc.	86,043	6,091
National Retail Properties Inc.	164,995	5,663
Weingarten Realty Investors	156,663	4,700
Tanger Factory Outlet Centers Inc.	127,744	4,471
Retail Properties of America Inc.	319,837	4,331
CBL & Associates Properties Inc.	218,464	3,878
Equity One Inc.	88,715	1,982
Acadia Realty Trust	75,056	1,980
Glimcher Realty Trust	196,464	1,970
Pennsylvania REIT	92,157	1,663
Ramco-Gershenson Properties Trust	89,936	1,466
Retail Opportunity Investments Corp.	97,305	1,454
Inland Real Estate Corp.	121,195	1,279
Alexander's Inc.	3,104	1,120
Kite Realty Group Trust	169,988	1,020
Excel Trust Inc.	65,107	825
Rouse Properties Inc.	45,886	791
Saul Centers Inc.	16,616	787
Getty Realty Corp.	36,114	682
Urstadt Biddle Properties Inc. Class A	31,792	657
Cedar Realty Trust Inc.	100,444	614
Agree Realty Corp.	20,181	614

AmREIT Inc.		25,239	418
			193,034
Specialized REITs (28.9%)
Public Storage		197,932	33,349
Ventas Inc.		398,049	24,110
HCP Inc.		617,539	23,954
Health Care REIT Inc.		390,737	23,288
Host Hotels & Resorts Inc.		1,023,515	20,716
Extra Space Storage Inc.		148,837	7,220
Hospitality Properties Trust		200,804	5,767
Senior Housing Properties Trust		254,667	5,722
Omega Healthcare Investors Inc.		165,844	5,559
Corrections Corp. of America		156,642	4,906
Gaming and Leisure Properties Inc.		119,828	4,369
LaSalle Hotel Properties		139,378	4,364
RLJ Lodging Trust		149,468	3,997
EPR Properties		68,719	3,669
Sunstone Hotel Investors Inc.		247,239	3,395
Sovran Self Storage Inc.		43,389	3,187
Geo Group Inc.		97,574	3,146
Healthcare Realty Trust Inc.		129,745	3,133
DiamondRock Hospitality Co.		264,615	3,109
CubeSmart		178,947	3,071
Medical Properties Trust Inc.		228,865	2,927
Pebblebrook Hotel Trust		86,262	2,913
Healthcare Trust of America Inc. Class A		243,130	2,769
Ryman Hospitality Properties Inc.		61,586	2,619
* Strategic Hotels & Resorts Inc.		222,577	2,268
National Health Investors Inc.		37,264	2,253
LTC Properties Inc.		46,921	1,766
Chesapeake Lodging Trust		67,008	1,724
Hersha Hospitality Trust Class A		246,310	1,436
Sabra Health Care REIT Inc.		51,178	1,427
FelCor Lodging Trust Inc.		150,846	1,364
Ashford Hospitality Trust Inc.		103,366	1,165
Summit Hotel Properties Inc.		115,082	1,068
Universal Health Realty Income Trust		16,377	692
Aviv REIT Inc.		20,314	497
Ashford Hospitality Prime Inc.		32,673	494
			217,413
Total Real Estate Investment Trusts (Cost $745,451)			752,715
	Coupon
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1 Vanguard Market Liquidity Fund (Cost $1,981)	0.122%	1,980,760	1,981

Total Investments (100.2%) (Cost $747,432)			754,696
Other Assets and Liabilities-Net (-0.2%)			(1,668)
Net Assets (100%)			753,028

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Vanguard REIT Index Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2014, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2014, the cost of investment securities for tax purposes was $747,432,000. Net unrealized appreciation of investment securities for tax purposes was $7,264,000, consisting of unrealized gains of $76,200,000 on securities that had risen in value since their purchase and $68,936,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Portfolio

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	32,540,328	1,004,845
Vanguard Extended Market Index Fund Investor Shares	3,909,465	251,926
		1,256,771
Total Investment Companies (Cost $1,077,788)		1,256,771
Other Assets and Liabilities-Net (0.0%)		500
Net Assets (100%)		1,257,271

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest ates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2014, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2014, the cost of investment securities for tax purposes was $1,077,788,000. Net unrealized appreciation of investment securities for tax purposes was $178,983,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2014

VANGUARD VARIABLE INSURANCE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 19, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.